UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23580

DIMENSIONAL ETF TRUST

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional ETF Trust,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Explanatory Note: Pursuant to an Agreement and Plan of Reorganization, on June 11, 2021, each of the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio and T.A. U.S. Core Equity 2 Portfolio, series of DFA Investment Dimensions Group Inc. (“DFAIDG”), converted into an ETF through the reorganization of the fund into a newly-created, corresponding series of Dimensional ETF Trust (i.e., the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF and Dimensional U.S. Core Equity 2 ETF, respectively) that had the same investment objective and investment strategies as the converted mutual fund. Since each reorganization was not completed until after the date of the reporting period for this Form N-CSRS filing, the semi-annual shareholder reports for the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF and Dimensional U.S. Core Equity 2 ETF have been filed in the Form N-CSRS filed for DFAIDG on July 9, 2021 (Accession Number 0001193125-21-211534). This Form N-CSRS filing for the Registrant includes the semi-annual reports for Dimensional ETF Trust’s other operational series, the Dimensional US Core Equity Market ETF, Dimensional International Core Equity Market ETF and Dimensional Emerging Core Equity Market ETF.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Period Ended: April 30, 2021 (Unaudited)

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF

Dimensional International Core Equity Market ETF

Dimensional Emerging Core Equity Market ETF

June 2021

Dear Shareholder,

This year, we are proud to mark 40 years since Dimensional’s founding. We started our business in 1981 with a goal of putting clients at the center of everything we do. That remains a guiding principle today.

Our firm was built on the belief that the stock and bond markets provide the information needed to have a good investment experience. What seemed like a bold idea to many at the time has since become a cornerstone of a better way to invest.

While aspects of our approach have evolved along with markets, our philosophical framework and client perspective have not changed. We develop practical, cost-effective investment solutions informed by decades of academic inquiry and the findings from our own continual research. We manage these offerings using a flexible, systematic approach to implementation refined over many years.

Investors in our funds remain the focus driving all the work we do. The assets entrusted to us are more than just shares in a portfolio—they represent investors’ savings and sacrifices. On behalf of more than 1,400 employees at Dimensional, we thank you for the confidence you have placed in us. We look forward to many more years of innovating in support of the investors we serve.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL ETF TRUST

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

(Unaudited)

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt

PLC	Public Limited Company

SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities

#	Total or Partial Securities on Loan

*	Non-Income Producing Security

@	Security purchased with cash collateral received from Securities on Loan

§	Affiliated Fund

Financial Highlights

(a)	Computed using average shares outstanding

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund

(c)	Not annualized for periods less than one year

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market

(e)	Annualized for periods less than one year

(f)	Excludes impact of in-kind transactions

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero

SEC	Securities and Exchange Commission

Commencement of Operations

DIMENSIONAL ETF TRUST

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. As a shareholder of the fund, you incur ongoing costs, which include a unitary management fee paid to Dimensional Fund Advisors LP (the “Advisor”). The Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) payments under the Fund’s 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vi) Trustees’ fees and expenses; (vii) legal expenses of counsel to the Independent Trustees; (viii) Chief Compliance Officer (“CCO”) compensation; (ix) acquired fund fees and expenses (if any); and (x) other non-routine or extraordinary expenses. (For more information regarding fees paid to the Advisor, please refer to note C. Investment Advisory and Other Contractual Services.) The unitary management fee (and any of the exceptions listed above) are deducted from a fund’s gross income, directly reducing the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. You can assess your fund’s costs by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as brokerage commissions. The “Annualized Expense Ratio” represents the actual expenses for the period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

	For the period ended April 30, 2021

Expense Tables
	Beginning Account Value at Inception	Ending Account Value 4/30/2021	Annualized Expense Ratio	Expenses Paid During Period
Dimensional US Core Equity Market ETF
Actual Fund Return (a)	$1,000.00	$1,187.70	0.12%	$0.59(b)
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60(c)

Dimensional International Core Equity Market ETF
Actual Fund Return (a)	$1,000.00	$1,148.70	0.18%	$0.87(b)
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90(c)

Dimensional Emerging Core Equity Market ETF
Actual Fund Return (d)	$1,000.00	$1,136.80	0.35%	$1.55(b)
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76(c)

(a)

Information shown reflects values for the stub period of 165 days from November 17, 2020 (commencement of operations) to April 30, 2021 and has been calculated using expense ratios and rates of returns for the same period

(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from commencement of operations to April 30, 2021, divided by the number of days in the fiscal year

(c)

Expenses are equal to the Fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period

(d)

Information shown reflects values for the stub period of 151 days from December 1, 2020 (commencement of operations) to April 30, 2021 and has been calculated using expense ratios and rates of returns for the same period

DIMENSIONAL ETF TRUST

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional ETF Trust, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional ETF Trust filed its most recent Form N-PORT with the SEC on March 31, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional US Core Equity Market ETF
Communication Services	9.6%
Consumer Discretionary	13.1%
Consumer Staples	6.1%
Energy	2.9%
Financials	12.7%
Health Care	12.9%
Industrials	11.0%
Information Technology	25.4%
Materials	3.5%
Real Estate	0.2%
Utilities	2.6%

100.0%

Dimensional International Core Equity Market ETF
Communication Services	5.3%
Consumer Discretionary	12.3%
Consumer Staples	9.4%
Energy	4.7%
Financials	17.9%
Health Care	10.3%
Industrials	16.7%
Information Technology	8.4%
Materials	9.6%
Real Estate	1.6%
Utilities	3.8%

100.0%

Dimensional Emerging Core Equity Market ETF
Communication Services	9.8%
Consumer Discretionary	15.1%
Consumer Staples	5.6%
Energy	4.2%
Financials	17.1%
Health Care	4.7%
Industrials	7.1%
Information Technology	20.5%
Materials	11.2%
Real Estate	2.6%
Utilities	2.1%

100.0%

DIMENSIONAL US CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets (%)‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (9.6%)
*	Alphabet, Inc., Class A	4,518	$10,633,113	1.4
*	Alphabet, Inc., Class C	4,841	11,667,391	1.6
	AT&T, Inc.	141,126	4,432,768	0.6
	Comcast Corp., Class A	80,504	4,520,300	0.6
*	Facebook, Inc., Class A	36,537	11,877,448	1.6
*	Netflix, Inc.	5,035	2,585,321	0.4
	Verizon Communications, Inc.	95,951	5,545,008	0.8
*	Walt Disney Co. (The)	23,594	4,388,956	0.6
	Other Securities		15,401,622	2.0

TOTAL COMMUNICATION SERVICES			71,051,927	9.6

CONSUMER DISCRETIONARY — (12.9%)
*	Amazon.com, Inc.	7,028	24,369,028	3.3
	Home Depot, Inc. (The)	16,064	5,199,435	0.7
	Lowe’s Cos., Inc.	12,550	2,462,937	0.3
	McDonald’s Corp.	11,044	2,607,267	0.4
*	Tesla, Inc.	11,135	7,899,614	1.1
	Other Securities		53,817,016	7.2

TOTAL CONSUMER DISCRETIONARY			96,355,297	13.0

CONSUMER STAPLES — (6.1%)
	Coca-Cola Co. (The)	62,288	3,362,306	0.5
	Costco Wholesale Corp.	6,948	2,585,281	0.4
	PepsiCo., Inc.	25,586	3,688,478	0.5
	Procter & Gamble Co. (The)	44,686	5,962,006	0.8
	Walmart, Inc.	24,096	3,371,271	0.5
	Other Securities		26,278,117	3.4

TOTAL CONSUMER STAPLES			45,247,459	6.1

ENERGY — (2.9%)
	Chevron Corp.	32,172	3,315,968	0.5
	Exxon Mobil Corp.	61,471	3,518,600	0.5
	Other Securities		14,969,668	2.0

TOTAL ENERGY			21,804,236	3.0

FINANCIALS — (12.6%)
	Bank of America Corp.	112,906	4,576,080	0.6
*	Berkshire Hathaway, Inc., Class B	26,653	7,328,242	1.0
	JPMorgan Chase & Co.	51,576	7,932,905	1.1
	Wells Fargo & Co.	56,305	2,536,540	0.4
	Other Securities		71,591,962	9.6

TOTAL FINANCIALS			93,965,729	12.7

HEALTH CARE — (12.8%)
	Abbott Laboratories	24,933	2,993,955	0.4
	AbbVie, Inc.	32,653	3,640,810	0.5
	Amgen, Inc.	10,547	2,527,483	0.3
	Eli Lilly and Co.	14,558	2,660,766	0.4
	Johnson & Johnson	47,697	7,761,733	1.1
	Merck & Co., Inc.	46,201	3,441,975	0.5
	Pfizer, Inc.	95,314	3,683,886	0.5
	Thermo Fisher Scientific, Inc.	5,868	2,759,310	0.4
	UnitedHealth Group, Inc.	16,090	6,416,692	0.9

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡

HEALTH CARE — (Continued)
Other Securities		$59,017,362	7.8

TOTAL HEALTH CARE		94,903,972	12.8

INDUSTRIALS — (11.0%)
Caterpillar, Inc.	11,044	2,519,247	0.3
Union Pacific Corp.	12,048	2,675,740	0.4
Other Securities		76,526,897	10.3

TOTAL INDUSTRIALS		81,721,884	11.0

INFORMATION TECHNOLOGY — (25.2%)
Accenture PLC, Class A	11,551	3,349,443	0.5
* Adobe, Inc.	7,530	3,827,800	0.5
Apple, Inc.	293,616	38,598,759	5.2
Broadcom, Inc.	7,530	3,435,186	0.5
Cisco Systems, Inc.	73,363	3,734,910	0.5
Intel Corp.	90,599	5,212,160	0.7
International Business Machines Corp.	21,084	2,991,398	0.4
Mastercard, Inc., Class A	15,562	5,945,618	0.8
Microsoft Corp.	121,857	30,729,898	4.2
NVIDIA Corp.	8,017	4,813,246	0.7
Oracle Corp.	35,680	2,704,187	0.4
* PayPal Holdings, Inc.	13,095	3,434,688	0.5
QUALCOMM, Inc.	19,061	2,645,667	0.4
Texas Instruments, Inc.	17,570	3,171,561	0.4
Visa, Inc., Class A	25,005	5,840,168	0.8
Other Securities		67,317,428	8.9

TOTAL INFORMATION TECHNOLOGY		187,752,117	25.4

MATERIALS — (3.5%)
Other Securities		26,054,467	3.5

REAL ESTATE — (0.2%)
Other Securities		1,539,291	0.2

UTILITIES — (2.6%)
Other Securities		19,366,497	2.6

TOTAL COMMON STOCKS		739,762,876	99.9

TOTAL INVESTMENT SECURITIES (Cost $675,661,032)		739,762,876

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	375,546	4,345,070	0.6

TOTAL INVESTMENTS — 100.0%
(Cost $680,006,102)		$744,107,946	100.5%

DIMENSIONAL US CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$71,051,927	—	—	$71,051,927
Consumer Discretionary	96,355,297	—	—	96,355,297
Consumer Staples	45,247,459	—	—	45,247,459
Energy	21,804,236	—	—	21,804,236
Financials	93,965,729	—	—	93,965,729
Healthcare	94,903,972	—	—	94,903,972
Industrials	81,721,884	—	—	81,721,884
Information Technology	187,752,117	—	—	187,752,117
Materials	26,054,467	—	—	26,054,467
Real Estate	1,539,291	—	—	1,539,291
Utilities	19,366,497	—	—	19,366,497
Collateral for Securities on Loan	—	$4,345,070	—	4,345,070

Total Investments	$739,762,876	$4,345,070	—	$744,107,946

See accompanying Notes to Financial Statements.

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

		Shares	Value†	Percentage of Net Assets (%)‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (6.7%)
	BHP Group PLC	32,512	$983,336	0.3
	BHP Group, Ltd.	49,797	1,834,817	0.6
	Commonwealth Bank of Australia	23,450	1,612,869	0.5
	CSL, Ltd.	6,549	1,371,740	0.4
	National Australia Bank, Ltd.	49,193	1,013,059	0.3
	Other Securities		14,254,618	4.5

TOTAL AUSTRALIA			21,070,439	6.6

AUSTRIA — (0.4%)
	Other Securities		1,189,244	0.4

BELGIUM — (0.9%)
	Other Securities		2,927,144	0.9

BERMUDA — (0.0%)
	Other Securities		63,644	0.0

CAMBODIA — (0.0%)
	Other Securities		2,142	0.0

CANADA — (9.7%)
#	Bank of Nova Scotia (The)	18,102	1,151,718	0.4
	Canadian National Railway Co.	10,021	1,077,938	0.3
	Enbridge, Inc.	25,586	986,045	0.3
	Royal Bank of Canada	21,856	2,084,155	0.7
*	Shopify, Inc., Class A	888	1,047,309	0.3
	Toronto-Dominion Bank (The)	24,208	1,662,800	0.5
	Other Securities		23,217,506	7.3

TOTAL CANADA			31,227,471	9.8

CHILE — (0.1%)
	Other Securities		177,753	0.1

CHINA — (0.0%)
	Other Securities		68,689	0.0

DENMARK — (2.2%)
	Novo Nordisk A/S, Class B	25,351	1,859,165	0.6
	Other Securities		5,210,844	1.6

TOTAL DENMARK			7,070,009	2.2

FAROE ISLANDS — (0.0%)
	Other Securities		61,883	0.0

FINLAND — (1.4%)
	Other Securities		4,511,027	1.4

FRANCE — (8.8%)
	Air Liquide SA	6,216	1,048,496	0.3
*	Airbus SE	8,651	1,040,786	0.3
#	L’Oreal SA	2,664	1,095,649	0.4
	LVMH Moet Hennessy Louis Vuitton SE	3,996	3,012,273	0.9
	Sanofi	12,043	1,265,189	0.4

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
FRANCE — (Continued)
Schneider Electric SE	6,130	$981,597	0.3
Total SE	37,621	1,667,742	0.5
Other Securities		17,775,845	5.7

TOTAL FRANCE		27,887,577	8.8

GERMANY — (7.9%)
Allianz SE, Registered	5,223	1,360,608	0.4
Bayer AG, Registered	15,456	1,001,375	0.3
Daimler AG	13,622	1,214,288	0.4
Deutsche Telekom AG	61,278	1,180,267	0.4
SAP SE	13,350	1,876,425	0.6
Siemens AG, Registered	6,549	1,094,417	0.4
Volkswagen AG, Preference	3,945	1,029,110	0.3
Other Securities		16,583,262	5.2

TOTAL GERMANY		25,339,752	8.0

HONG KONG — (2.5%)
AIA Group, Ltd.	155,400	1,978,802	0.6
Hong Kong Exchanges & Clearing, Ltd.	22,000	1,331,299	0.4
Other Securities		4,774,987	1.5

TOTAL HONG KONG		8,085,088	2.5

IRELAND — (1.0%)
Other Securities		3,088,102	1.0

ISLE OF MAN — (0.1%)
Other Securities		258,036	0.1

ISRAEL — (0.5%)
Other Securities		1,540,625	0.5

ITALY — (2.1%)
Enel SpA	112,075	1,115,353	0.4
Other Securities		5,691,252	1.7

TOTAL ITALY		6,806,605	2.1

JAPAN — (22.0%)
KDDI Corp.	33,200	1,004,155	0.3
Recruit Holdings Co., Ltd.	26,400	1,192,897	0.4
SoftBank Corp.	77,300	996,792	0.3
SoftBank Group Corp.	22,100	1,998,614	0.7
Sony Corp.	22,100	2,203,833	0.7
Toyota Motor Corp.	33,300	2,475,908	0.8
Other Securities		61,066,860	19.1

TOTAL JAPAN		70,939,059	22.3

JERSEY — (0.0%)
Other Securities		456	0.0

JORDAN — (0.0%)
Other Securities		108,747	0.0

LIECHTENSTEIN — (0.0%)
Other Securities		1,215	0.0

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
LUXEMBOURG — (0.3%)
Other Securities		$1,094,881	0.4

MACAU — (0.0%)
Other Securities		98,680	0.0

MALAYSIA — (0.0%)
Other Securities		24,552	0.0

MALTA — (0.0%)
Other Securities		90,142	0.0

MEXICO — (0.0%)
Other Securities		37,972	0.0

MONACO — (0.0%)
Other Securities		34,135	0.0

NETHERLANDS — (4.2%)
ASML Holding NV	4,995	3,254,236	1.0
Royal Dutch Shell PLC, Class B	119,716	2,153,118	0.7
Other Securities		7,967,530	2.5

TOTAL NETHERLANDS		13,374,884	4.2

NEW ZEALAND — (0.4%)
Other Securities		1,314,282	0.4

NORWAY — (0.8%)
Other Securities		2,675,798	0.8

PORTUGAL — (0.2%)
Other Securities		579,431	0.2

SINGAPORE — (0.9%)
Other Securities		2,917,002	0.9

SOUTH AFRICA — (0.0%)
Other Securities		82,873	0.0

SPAIN — (2.3%)
Iberdrola SA	80,891	1,094,030	0.3
Other Securities		6,238,909	2.0

TOTAL SPAIN		7,332,939	2.3

SWEDEN — (3.3%)
Other Securities		10,744,789	3.4

SWITZERLAND — (8.0%)
Nestle SA, Registered	39,716	4,741,273	1.5
Novartis AG, Registered	30,163	2,578,266	0.8
Roche Holding AG	10,642	3,472,462	1.1
Other Securities		15,032,823	4.7

TOTAL SWITZERLAND		25,824,824	8.1

TAIWAN — (0.0%)
Other Securities		79,084	0.0

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
UNITED ARAB EMIRATES — (0.0%)
Other Securities		$121	0.0

UNITED KINGDOM — (11.5%)
AstraZeneca PLC	19,126	2,042,991	0.7
BP PLC	304,155	1,275,980	0.4
British American Tobacco PLC	29,068	1,079,395	0.4
Diageo PLC	33,289	1,498,387	0.5
GlaxoSmithKline PLC	68,634	1,272,978	0.4
HSBC Holdings PLC	257,444	1,613,971	0.5
Rio Tinto PLC	17,232	1,449,639	0.5
Unilever PLC	16,566	970,551	0.3
Unilever PLC	23,299	1,362,544	0.4
Other Securities		24,552,197	7.6

TOTAL UNITED KINGDOM		37,118,633	11.7

UNITED STATES — (0.2%)
Other Securities		766,420	0.3

TOTAL COMMON STOCKS		316,616,149	99.4

INVESTMENT COMPANY — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		72	0.0

TOTAL INVESTMENT COMPANY		72	0.0

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		—	0.0

GERMANY — (0.0%)
Other Securities		—	0.0

NETHERLANDS — (0.0%)
Other Securities		12,476	0.0

SWITZERLAND — (0.0%)
Other Securities		—	0.0

UNITED KINGDOM — (0.0%)
Other Securities		10,436	0.0

TOTAL RIGHTS/WARRANTS		22,912	0.0

TOTAL INVESTMENT SECURITIES
(Cost $299,926,727)		316,639,133

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	455,554	5,270,757	1.6

TOTAL INVESTMENTS — 100.0%
(Cost $305,197,484)		$321,909,890	101.0%

DIMENSIONAL INTERNATIONAL CORE EQUITY MARKET ETF

CONTINUED

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$21,069,794	$645	—	$21,070,439
Austria	1,189,244	—	—	1,189,244
Belgium	2,927,144	—	—	2,927,144
Bermuda	63,644	—	—	63,644
Cambodia	2,142	—	—	2,142
Canada	31,227,471	—	—	31,227,471
Chile	177,753	—	—	177,753
China	68,689	—	—	68,689
Denmark	7,070,009	—	—	7,070,009
Faroe Islands	61,883	—	—	61,883
Finland	4,511,027	—	—	4,511,027
France	27,887,577	—	—	27,887,577
Germany	25,339,752	—	—	25,339,752
Hong Kong	8,085,088	—	—	8,085,088
Ireland	3,088,102	—	—	3,088,102
Isle of Man	258,036	—	—	258,036
Israel	1,540,625	—	—	1,540,625
Italy	6,806,605	—	—	6,806,605
Japan	70,939,059	—	—	70,939,059
Jersey	456	—	—	456
Jordan	108,747	—	—	108,747
Liechtenstein	1,215	—	—	1,215
Luxembourg	1,094,881	—	—	1,094,881
Macau	98,680	—	—	98,680
Malaysia	24,552	—	—	24,552
Malta	90,142	—	—	90,142
Mexico	37,972	—	—	37,972
Monaco	34,135	—	—	34,135
Netherlands	13,374,884	—	—	13,374,884
New Zealand	1,314,282	—	—	1,314,282
Norway	2,675,798	—	—	2,675,798
Portugal	579,431	—	—	579,431
Singapore	2,917,002	—	—	2,917,002
South Africa	82,873	—	—	82,873
Spain	7,282,371	50,568	—	7,332,939
Sweden	10,744,789	—	—	10,744,789
Switzerland	25,824,824	—	—	25,824,824
Taiwan	79,084	—	—	79,084
United Arab Emirates	121	—	—	121
United Kingdom	37,118,633	—	—	37,118,633
United States	766,420	—	—	766,420
Rights/Warrants
Australia	—	—	—	—
Germany	—	—	—	—
Netherlands	12,476	—	—	12,476
Switzerland	—	—	—	—
United Kingdom	10,436	—	—	10,436
Investment Company	72	—	—	72
Collateral for Securities on Loan	—	5,270,757	—	5,270,757

Total Investments	$316,587,920	$5,321,970	—	$321,909,890

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2021

(Unaudited)

	Shares	Value†	Percentage of Net Assets (%)‡
COMMON STOCKS — (99.6%)
AUSTRALIA — (0.0%)
Other Securities		$2,606	0.0

BELGIUM — (0.0%)
Other Securities		1,317	0.0

BRAZIL — (4.9%)
Petroleo Brasileiro SA, Preference	151,300	658,717	0.3
Vale SA	86,500	1,738,211	0.9
Other Securities		7,866,634	3.7

TOTAL BRAZIL		10,263,562	4.9

CHILE — (0.4%)
Other Securities		901,518	0.4

CHINA — (30.0%)
* Alibaba Group Holding, Ltd., Sponsored ADR	40,162	9,275,414	4.5
* Baidu, Inc., Sponsored ADR	4,307	905,891	0.4
Bank of China, Ltd., Class H	1,869,000	743,572	0.4
China Construction Bank Corp., Class H	2,625,000	2,078,545	1.0
China Merchants Bank Co., Ltd., Class H	73,000	588,842	0.3
Country Garden Services Holdings Co., Ltd.	62,000	650,586	0.3
Industrial & Commercial Bank of China, Ltd., Class H	1,589,000	1,035,213	0.5
* JD.com, Inc., Sponsored ADR	15,100	1,168,136	0.6
* Meituan, Class B	72,000	2,762,510	1.3
NetEase, Inc., Sponsored ADR	10,204	1,143,460	0.6
* NIO, Inc., Sponsored ADR	17,061	679,710	0.3
* Pinduoduo, Inc., Sponsored ADR	5,139	688,266	0.3
Ping An Insurance Group Co. of China, Ltd.	143,000	1,564,064	0.8
Tencent Holdings, Ltd.	127,400	10,219,098	4.9
Wuliangye Yibin Co., Ltd., Class A	13,900	612,444	0.3
Other Securities		28,232,756	13.5

TOTAL CHINA		62,348,507	30.0

COLOMBIA — (0.1%)
Other Securities		270,091	0.1

CYPRUS — (0.0%)
Other Securities		1,875	0.0

CZECH REPUBLIC — (0.1%)
Other Securities		175,611	0.1

EGYPT — (0.0%)
Other Securities		92,662	0.1

GREECE — (0.2%)
Other Securities		407,566	0.2

HONG KONG — (3.1%)
China Resources Land, Ltd.	142,000	666,409	0.3
Other Securities		5,790,851	2.8

TOTAL HONG KONG		6,457,260	3.1

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
HUNGARY — (0.2%)
Other Securities		$387,991	0.2

INDIA — (10.9%)
* Axis Bank, Ltd.	60,286	581,842	0.3
Housing Development Finance Corp., Ltd.	31,598	1,032,371	0.5
* ICICI Bank, Ltd.	109,310	886,168	0.4
Infosys, Ltd.	84,227	1,540,016	0.7
Reliance Industries, Ltd.	59,553	1,603,543	0.8
Tata Consultancy Services, Ltd.	19,424	796,037	0.4
Other Securities		16,219,664	7.8

TOTAL INDIA		22,659,641	10.9

INDONESIA — (1.4%)
Other Securities		2,931,623	1.4

KOREA, REPUBLIC OF — (14.8%)
Hyundai Motor Co.	3,017	575,002	0.3
Kia Motors Corp.	8,439	584,171	0.3
* Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,520	623,743	0.3
LG Chem, Ltd.	720	603,263	0.3
LG Electronics, Inc.	4,312	610,545	0.3
POSCO	2,454	803,035	0.4
Samsung Electronics Co., Ltd.	116,237	8,516,488	4.1
SK Hynix, Inc.	15,727	1,809,733	0.9
Other Securities		16,587,345	7.9

TOTAL KOREA, REPUBLIC OF		30,713,325	14.8

MALAYSIA — (1.7%)
Other Securities		3,576,975	1.7

MEXICO — (1.8%)
Other Securities		3,831,584	1.8

NETHERLANDS — (0.0%)
Other Securities		14,580	0.0

PERU — (0.1%)
Other Securities		177,566	0.1

PHILIPPINES — (0.7%)
Other Securities		1,452,318	0.7

POLAND — (0.7%)
Other Securities		1,543,370	0.7

QATAR — (0.5%)
Other Securities		963,433	0.5

ROMANIA — (0.0%)
Other Securities		85,218	0.0

RUSSIAN FEDERATION — (0.9%)
Other Securities		1,860,626	0.9

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
SAUDI ARABIA — (2.2%)
* National Commercial Bank	46,264	$700,727	0.3
Other Securities		3,901,024	1.9

TOTAL SAUDI ARABIA		4,601,751	2.2

SOUTH AFRICA — (3.9%)
Other Securities		8,035,048	3.9

SPAIN — (0.0%)
Other Securities		26,754	0.0

TAIWAN — (17.8%)
* A-DATA Technology Co., Ltd.	144,000	623,778	0.3
* AU Optronics Corp.	658,000	780,894	0.4
Cathay Financial Holding Co., Ltd.	423,000	791,999	0.4
China Development Financial Holding Corp.	1,758,000	821,319	0.4
China Steel Corp.	798,000	1,122,737	0.6
* Chung Hung Steel Corp.	471,000	718,312	0.4
CTBC Financial Holding Co., Ltd.	690,000	563,205	0.3
Delta Electronics, Inc.	63,000	682,258	0.3
Formosa Plastics Corp.	183,000	694,447	0.3
Hon Hai Precision Industry Co., Ltd.	217,000	901,156	0.4
Mega Financial Holding Co., Ltd.	687,000	803,013	0.4
Nan Ya Plastics Corp.	207,000	653,614	0.3
Taiwan Semiconductor Manufacturing Co., Ltd.	510,000	10,954,785	5.3
United Microelectronics Corp.	278,000	564,300	0.3
Vanguard International Semiconductor Corp.	131,000	560,430	0.3
Wistron Corp.	544,000	636,838	0.3
Other Securities		15,055,169	7.1

TOTAL TAIWAN		36,928,254	17.8

THAILAND — (2.2%)
Other Securities		4,509,163	2.2

TURKEY — (0.5%)
Other Securities		991,822	0.5

UKRAINE — (0.0%)
Other Securities		3,284	0.0

UNITED ARAB EMIRATES — (0.2%)
Other Securities		378,248	0.2

UNITED STATES — (0.3%)
Yum China Holdings, Inc.	10,999	692,057	0.3

VIETNAM — (0.0%)
Other Securities		290	0.0

TOTAL COMMON STOCKS		207,287,496	99.7

PREFERRED STOCK — (0.0%)

PHILIPPINES — (0.0%)
Other Securities		5,734	0.0

TOTAL PREFERRED STOCK		5,734	0.0

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Shares	Value†	Percentage of Net Assets (%)‡
RIGHTS/WARRANTS — (0.0%)

GUERNSEY — (0.0%)
Other Securities		$—	0.0

HONG KONG — (0.0%)
Other Securities		—	0.0

KOREA, REPUBLIC OF — (0.0%)
Other Securities		58	0.0

MALAYSIA — (0.0%)
Other Securities		26	0.0

TAIWAN — (0.0%)
Other Securities		76	0.0

THAILAND — (0.0%)
Other Securities		1,204	0.0

TURKEY — (0.0%)
Other Securities		291	0.0

TOTAL RIGHTS/WARRANTS		1,655	0.0

TOTAL INVESTMENT SECURITIES
(Cost $197,912,958)		207,294,885

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	71,889	831,760	0.4

TOTAL INVESTMENTS — 100.0%
(Cost $198,744,718)		$208,126,645	100.1%

Summary of the Fund’s investments as of April 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,606	—	—	$2,606
Belgium	1,317	—	—	1,317
Brazil	10,263,562	—	—	10,263,562
Chile	901,518	—	—	901,518
China	62,348,218	$289	—	62,348,507
Colombia	270,091	—	—	270,091
Cyprus	1,875	—	—	1,875
Czech Republic	175,611	—	—	175,611
Egypt	92,662	—	—	92,662
Greece	407,566	—	—	407,566
Hong Kong	6,015,893	441,367	—	6,457,260
Hungary	387,991	—	—	387,991
India	22,648,328	11,313	—	22,659,641
Indonesia	2,931,440	183	—	2,931,623
Korea, Republic of	30,244,956	468,369	—	31,713,325
Malaysia	3,576,975	—	—	3,576,975
Mexico	3,831,584	—	—	3,831,584
Netherlands	14,580	—		14,580
Peru	177,566	—	—	177,566

DIMENSIONAL EMERGING CORE EQUITY MARKET ETF

CONTINUED

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Philippines	$1,446,584	$5,734	—	$1,452,318
Poland	1,543,370	—	—	1,543,370
Qatar	963,433	—	—	963,433
Romania	85,218	—	—	85,218
Russian Federation	1,860,626	—	—	1,860,626
Saudi Arabia	4,601,751	—	—	4,601,751
South Africa	8,035,048	—	—	8,035,048
Spain	26,754	—	—	26,754
Taiwan	36,928,178	76	—	36,928,254
Thailand	4,507,959	1,204	—	4,509.163
Turkey	991,531	291	—	992,113
Ukraine	3,284	—	—	3,284
United Arab Emirates	378,248	—	—	378,248
United States	692,057	—	—	692,057
Vietnam	290	—	—	290
Preferred Stock
Philippines	—	5,734	—	5,734
Rights/Warrants
Guernsey	—	—	—	—
Hong Kong	—	—	—	—
Korea, Republic of	—	58	—	58
Malaysia	—	26	—	26
Taiwan	—	76	—	76
Thailand	—	1,204	—	1,204
Turkey	—	291	—	291
Collateral for Securities on Loan	—	831,760	—	831,760

Total Investments	$206,327,423	$1,799,222	—	$208,126,645

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2021

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Dimensional US Core Equity Market ETF	Dimensional International Core Equity Market ETF	Dimensional Emerging Core Equity Market ETF
ASSETS:
Investment Securities at Value (including $4,208, $4,885, and $892 of securities on loan, respectively)	$739,763	$316,639	$207,295
Collateral from Securities on Loan Invested in Affiliate at Value (Cost of $4,345, $5,271, and $832, respectively) (a)	4,345	5,271	832
Foreign Currencies at Value	584	774	577
Receivables:
Investment Securities Sold	20	—	141
Dividends and Interest	473	911	181
Receivable for Capital Shares Issued	7	—	—
Receivable for Tax Reclaims	—	132	—

Total Assets	745,192	323,727	209,026

LIABILITIES:
Payables:
Investment Securities Purchased	—	—	64
Accrued Foreign Capital Gains Tax	—	—	160
Upon Return of Securities Loaned	4,345	5,271	832
Accrued Expenses and Other Liabilities:
Advisory Fee (b)	66	43	54
Service Fee (b)	3	1	1

Total Liabilities	4,414	5,315	1,111

NET ASSETS	$740,778	$318,412	$207,915

SHARES OUTSTANDING, $0.01 PAR VALUE	25,104,000	11,100,000	7,200,000

Net Asset Value, Offering and Redemption price per share	$29.51	$28.69	$28.88

Investment Securities at Cost	$675,661	$299,927	$197,913

Foreign Currencies at Cost	$584	$773	$576

NET ASSETS CONSIST OF:
Paid-In Capital	$675,889	$300,186	$198,460
Total Distributable Earnings (Loss)	64,889	18,226	9,455

NET ASSETS	$740,778	$318,412	$207,915

(a)	See Note E in the Notes to Financial Statements for additional information about securities lending collateral
(b)	See Note C in the Notes to Financial Statements for additional information about fees and expenses

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2021

(Unaudited)

(Amount in thousands)

	Dimensional US Core Equity Market ETF (a)	Dimensional International Core Equity Market ETF (a)	Dimensional Emerging Core Equity Market ETF (c)
INVESTMENT INCOME:
Dividends (Net of Foreign Taxes Withheld of ($1), ($383), and ($264), respectively)	$2,390	$2,662	$577
Income from Securities Lending (b)	3	5	12

Total Investment Income	2,393	2,667	589

EXPENSES:
Advisory Fee (d)	207	138	168
Service Fee (d)	10	5	4

Total Expenses	217	143	172

Net Expenses	217	143	172

Net Investment Income (Loss)	2,176	2,524	417

Realized/Unrealized Gain (Loss):
Net Realized Gain (Loss) from Investment Transactions	(136)	(240)	(305)
Net Realized Gain (Loss) from Foreign Currency Transactions	—	(3)	(30)
Change in Unrealized Appreciation (Depreciation) on Investments (e)	64,102	16,712	9,382
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	7	2

Net Realized and Unrealized Gain (Loss)	63,966	16,476	9,049

Change in Net Assets Resulting from Operations	$66,142	$19,000	$9,466

(a)	For the period from the commencement of operations on November 17, 2020 through April 30, 2021
(b)	Portion of income is from investment in affiliated fund
(c)	For the period from the commencement of operations on December 1, 2020 through April 30, 2021
(d)	See Note C in Notes to Financial Statements for additional information about fees and expenses
(e)	Net of foreign capital gain taxes withheld of $0, $0, and ($160), respectively

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional US Core Equity Market ETF	Dimensional International Core Equity Market ETF	Dimensional Emerging Core Equity Market ETF
	For the period November 17, 2020 through April 30, 2021	For the period November 17, 2020 through April 30, 2021	For the period December 1, 2020 through April 30, 2021

	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$2,176	$2,524	$417
Net Realized Gain (Loss) from Investment Transactions	(136)	(243)	(335)
Change in Unrealized Appreciation (Depreciation) on Investments (a)	64,102	16,719	9,384

Change in Net Assets Resulting from Operations	66,142	19,000	9,466

Distributions:
Total Distributions	(1,253)	(774)	(11)

Change in Net Assets Resulting from Distributions	(1,253)	(774)	(11)

Capital Share Transactions:
Shares Issued	675,889	300,186	198,460

Change in Net Assets Resulting from Capital Share Transactions	675,889	300,186	198,460

Change in Net Assets	740,778	318,412	207,915
Net Assets:
Beginning of Period	—	—	—
End of Period	$740,778	$318,412	$207,915

Share Transactions:
Issued	25,104	11,100	7,200
Change in Shares	25,104	11,100	7,200

(a)	Net of foreign capital gain taxes withheld of $0, $0, and ($160), respectively

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional US Core Equity Market ETF	Dimensional International Core Equity Market ETF	Dimensional Emerging Core Equity Market ETF
	Period November 17, 2020 through April 30, 2021	Period November 17, 2020 through April 30, 2021	Period December 1, 2020 through April 30, 2021
	(unaudited)	(unaudited)	(unaudited)
Net Asset Value, Beginning of Period	$24.92	$25.07	$25.41

Income From Investment Operations (a)
Net investment Income (Loss)	0.16	0.40	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	4.51	3.32	3.37

Total from Investment Operations	4.67	3.72	3.47
Less Distributions:
Net investment Income	(0.08)	(0.10)	—

Total Distributions	(0.08)	(0.10)	—
Net Asset Value, End of Period	$29.51	$28.69	$28.88
Total Return at NAV (b)(c)	18.77%	14.87%	13.68%
Total Return at Market (c)(d)	18.94%	14.93%	13.45%
Net Assets, End of Year (thousands)	$740,778	$318,412	$207,915
Ratio of Expenses to Average Net Assets(e)	0.12%	0.18%	0.35%
Ratio of Net Investment Income to Average Net Assets(e)	1.25%	3.26%	0.86%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed) and/or Previously Waived Fees Recovered by Advisor)(e)	0.12%	0.18%	0.35%
Portfolio Turnover Rate(c)(f)	0.97%	2.04%	2.01%

See page 1 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DIMENSIONAL ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. ORGANIZATION:

The Dimensional ETF Trust (the “Trust”) is organized as a Delaware statutory trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940 (the “1940 Act”). As of April 30, 2021, the Trust is comprised of three operational exchange-traded funds (“ETFs”) and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) for each fund representing interests in separate portfolios of securities. The accompanying financial statements are those of the Dimensional US Core Equity Market ETF (“US Core ETF”), the Dimensional International Core Equity Market ETF (“International Core ETF”), and the Dimensional Emerging Core Equity Market ETF (“Emerging Markets Core ETF”) (individually referred to as a “Fund” or collectively as the “Funds”). The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. The Funds are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The US Core ETF and International Core ETF commenced operations on November 17, 2020 and the Emerging Markets Core ETF commenced operations on December 1, 2020.

The investment objective of each Fund is to achieve long-term capital appreciation. Each Fund’s investment objective is non-fundamental, which means it may be changed by the Board of Trustees (the “Board”) without shareholder approval. The Funds are diversified exchange-traded funds. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. Unlike some ETFs, the Funds are actively managed, thus they are not designed to track an index.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Currently a Creation Unit is 50,000 Shares for the US Core ETF and 100,000 Shares for the International Core ETF and the Emerging Markets ETF. Creation Units are issued to and redeemed by Authorized Participants (as defined below) principally in-kind for a designated basket of portfolio investments (including cash in lieu of any portion of such investments), together with the deposit of a specified cash payment. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed directly when aggregated in Creation Units by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the funds’ distributor (the “Distributor”).

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

1. SECURITY VALUATION

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs are quoted prices in active markets for identical assets.

•	Level 2 – Other significant observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Rights and warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange or official closing price of the day, and in the case of over-the-counter securities, the Funds value the securities at the mean between the most recent quoted bid and asked prices. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

Derivative Instruments: Forward currency contracts are valued using market quotes posted by major current dealers and are typically categorized as Level 2 in the fair value hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

2. SECURITY TRANSACTIONS AND RELATED INCOME

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Expenses directly attributable to a Fund are directly charged. Common expenses incurred by the Trust or Funds are allocated using methods approved by the Board, generally based on average net assets. These expenses are paid by the Funds or by the Advisor, as applicable, according to the terms of the unified management fee agreement.

Emerging Markets Core ETF is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

3. FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to their shareholders any net investment income, if any, at least quarterly and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP.

C. Investment Advisory and Other Contractual Services:

1. INVESTMENT ADVISORY FEES

Dimensional Fund Advisors LP (the “Advisor”), serves as the investment advisor to the Funds pursuant to an investment management agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as Sub-Advisors for the International Core ETF and the Emerging Markets Core ETF.

For managing the Fund’s assets, each Fund pays the Advisor a unitary management fee, based on the aggregate net asset value of the Fund as of the close of each business day which is paid monthly. The fee is equal to the following annual rate based on the net assets of a Fund:

Fund	Management Fee
US Core ETF	0.12%
International Core ETF	0.18%
Emerging Markets Core ETF	0.35%

Pursuant to the investment management agreement with the Trust, on behalf of each Fund, the Advisor is responsible for substantially all ordinary fund operating expenses, except for (i) payments under the Fund’s 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or Fund may be a party and indemnification of the Trustees and officers with respect thereto); (vi) Trustees’ fees and expenses; (vii) legal expenses of counsel to the Independent Trustees; (viii) Chief Compliance Officer (“CCO”) compensation; (ix) acquired fund fees and expenses (if any); and (x) other non-routine or extraordinary expenses.

Pursuant to a separate contractual arrangement, the Advisor arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Advisor receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. The Advisor provides CCO services to the Trust.

2. ADMINISTRATION, ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN FEES

Citi Fund Services Ohio, Inc. serves as the Funds’ Administrator, Fund Accountant, and Transfer Agent pursuant to a Services Agreement with the Trust. Citibank, N.A. serves as the Funds’ Custodian pursuant to a Global Custodial and Agency Services Agreement with the Trust.

3. DISTRIBUTION AND SHAREHOLDER SERVICES FEES

DFA Securities, LLC, a wholly-owned subsidiary of the Advisor, is the principal underwriter and distributor for the Funds’ Shares. The Distributor does not maintain any secondary market in the Funds’ shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds.

No payments from the Funds are currently planned under the Distribution and Service Plan. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

4. GENERAL

Certain trustees and officers of the Trust are also officers, directors and/or trustees of the Advisor, but receive no compensation from the Trust for their services.

D. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and may be reclassified to the accounts mentioned above. These reclassifications have no effect on net assets or net asset value per share.

As of April 30, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
US Core ETF	$680,006	$68,095	$(3,994)	$64,101
International Core ETF	305,198	21,663	(4,950)	16,713
Emerging Markets Core ETF	198,795	14,948	(5,617)	9,331

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Securities Lending:

As of April 30, 2021, the Funds had securities on loan to brokers/dealers, for which the Funds received cash collateral. Additionally, the Funds received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
US Core ETF	—
International Core ETF	$380
Emerging Markets Core ETF	886

Each Fund with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Funds’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Funds also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Securities Lending Transactions
US Core ETF
Common Stocks	$4,345	—	—	—	$4,345
International Core ETF
Common Stocks, Investment Company	5,271	—	—	—	5,271
Emerging Markets Core ETF
Common Stocks	832	—	—	—	832

F. Affiliated Trades:

Cross trades for the period ended April 30, 2021, if any, were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Funds complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust. For the period ended April 30, 2021, the Funds did not engage in any Rule 17a-7 transactions under the Rule.

G. Investment Transactions:

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2021 were as follows (amounts in thousands):

	Purchases	Sales
US Core ETF	$5,178	$3,930
International Core ETF	12,192	3,647
Emerging Markets Core ETF	155,346	2,741

Purchases and sales of in-kind transactions for the period ended April 30, 2021 were as follows (amounts in thousands):

	Purchases	Sales
US Core ETF	$431,649	—
International Core ETF	291,541	—
Emerging Markets Core ETF	45,577	—

There were no purchases or sale of U.S. government securities during the period ended April 30, 2021.

H. Capital Share Transactions:

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value and only to and from Authorized Participants. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted). Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Fund incurs to issue or redeem Creation Units. The Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such transactions, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares.

Such transaction fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

I. Financial Instruments:

In accordance with the Funds’ investment objectives and policies, the Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Funds may be inhibited.

J. Recently Issued Accounting Standards:

On December 3, 2020, the Securities and Exchange Commission (SEC) adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment advisor. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Fund’s performance.

L. Subsequent Events:

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments That Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Funds.

Management has evaluated the impact of all other subsequent events on the Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2021, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and market volatility due to the COVID-19 pandemic on the Funds’ portfolio liquidity, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on September 18, 2020 (the “Meeting”), the Board of Trustees of Dimensional ETF Trust considered the approval of the Investment Management Agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the Fund; (iv) the profitability to be realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to each Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to each Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to each Fund were consistent the Fund’s anticipated operational requirements.

The Board also noted that, as each Fund had not yet commenced investment operations, there was no investment performance for either the Fund or the Advisor in managing the Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with each Fund because each Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for each Fund, and compared the fees to be charged to each Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other funds managed by third parties in each Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the Fund appeared to compare favorably to expected peer funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for each Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the Fund’s peer group. The Board also concluded that the shareholders of each Fund were likely to receive reasonable value in return for paying the fees and expenses of the Fund. The Board also concluded that, given each Fund’s proposed management fee and the Fund’s likely ranking among peer funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for each Fund was in the best interests of the Fund and its shareholders.

DFA043021-073S

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

Dimensional US Core Equity Market ETF

Dimensional International Core Equity Market ETF

Dimensional Emerging Core Equity Market ETF

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.4%)
COMMUNICATION SERVICES (9.6%)
Activision Blizzard, Inc.	11,734	1,070,023
*Alphabet, Inc., Class A	4,518	10,633,113
*Alphabet, Inc., Class C	4,841	11,667,391
*Altice USA, Inc., Class A	9,148	332,164
*AMC Networks, Inc., Class A	16	804
*ANGI Homeservices, Inc., Class A	24	384
*Anterix, Inc.	8	379
AT&T, Inc.	141,126	4,432,768
ATN International, Inc.	8	365
*Bandwidth, Inc., Class A	78	10,312
*Boingo Wireless, Inc.	1,839	25,672
*Boston Omaha Corp., Class A	8	224
Cable One, Inc.	23	41,170
*Cargurus, Inc.	1,894	46,744
*Cars.com, Inc.	24	317
*cbdMD, Inc.	8	31
*Charter Communications, Inc., Class A	2,510	1,690,359
*Cinemark Holdings, Inc.	13,409	284,271
Cogent Communications Holdings, Inc.	2,092	157,967
Comcast Corp., Class A	80,504	4,520,300
*comScore, Inc.	16	59
*Consolidated Communications Holdings, Inc.	495	3,564
*Cumulus Media, Inc.	62	596
*Daily Journal Corp.	5	1,526
*DHI Group, Inc.	598	1,746
*Discovery, Inc.	64	2,410
*Discovery, Inc., Class C	12,980	419,384
*DISH Network Corp., Class A	6,533	292,613
Electronic Arts, Inc.	6,024	855,890
*Emerald Holding, Inc.	24	135
*Entercom Communications Corp.	3,255	15,754
Entravision Communications Corp., Class A	16	62
*Eros STX Global Corp.	56	73
*Eventbrite, Inc., Class A	24	566
EW Scripps Co. (The), Class A	2,104	45,488
*Facebook, Inc., Class A	36,537	11,877,448
*Fluent, Inc.	24	89
Fox Corp., Class A	8,032	300,557
Fox Corp., Class B	5,028	182,919
Gray Television, Inc.	6,499	132,060
*Hemisphere Media Group, Inc.	8	98
*IDT Corp., Class B	8	192
*iHeartMedia, Inc., Class A	2,114	40,462
*IMAX Corp.	24	495
Interpublic Group of Cos, Inc. (The)	8,108	257,429
*Iridium Communications, Inc.	2,550	96,875
John Wiley & Sons, Inc., Class A	3,511	199,916
*Liberty Broadband Corp., Class A	8	1,261
*Liberty Broadband Corp., Class C	5,015	816,041
*Liberty Latin America, Ltd., Class A	16	222
*Liberty Latin America, Ltd., Class C	2,612	36,437
*Liberty Media Corp.-Liberty Braves, Class A	81	2,267
*Liberty Media Corp.-Liberty Braves, Class C	595	16,476
*Liberty Media Corp.-Liberty Formula One, Class A	8	331
*Liberty Media Corp.-Liberty Formula One, Class C	5,012	235,263
*Liberty Media Corp.-Liberty SiriusXM, Class A	2,510	113,427

Dimensional US Core Equity Market ETF

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April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
COMMUNICATION SERVICES, continued
*Liberty Media Corp.-Liberty SiriusXM, Class C	5,514	249,398
*Liberty TripAdvisor Holdings, Inc., Class A	16	81
*Lions Gate Entertainment Corp., Class A	32	463
*Lions Gate Entertainment Corp., Class B	48	605
*Live Nation Entertainment, Inc.	3,010	246,459
Loral Space & Communications, Inc.	8	321
Lumen Technologies, Inc.	33,065	424,224
*Madison Square Garden Entertainment Corp.	8	725
#*Marcus Corp. (The)	8	160
*Meredith Corp.	16	498
*MSG Networks, Inc., Class A	16	254
National CineMedia, Inc.	16	68
*Netflix, Inc.	5,035	2,585,321
New York Times Co. (The), Class A	3,526	160,116
News Corp., Class A	9,508	249,062
News Corp., Class B	64	1,556
Nexstar Media Group, Inc., Class A	1,506	221,999
Omnicom Group, Inc.	6,119	503,349
*Ooma, Inc.	8	132
*ORBCOMM, Inc.	500	5,730
*Pinterest, Inc., Class A	6,554	434,989
*QuinStreet, Inc.	1,065	21,588
*Salem Media Group, Inc.	206	414
Scholastic Corp.	356	10,797
*Sciplay Corp., Class A	8	141
Shenandoah Telecommunications Co.	1,397	66,022
Sirius XM Holdings, Inc.	33,635	205,173
*Snap, Inc., Class A	5,520	341,246
*Spotify Technology SA	1,004	253,128
*Take-Two Interactive Software, Inc.	2,510	440,204
*TechTarget, Inc.	1,005	77,083
TEGNA, Inc.	6,371	127,802
Telephone and Data Systems, Inc.	4,517	103,801
*T-Mobile US, Inc.	10,044	1,327,114
*Tribune Publishing Co.	16	279
*TripAdvisor, Inc.	3,520	165,898
*TrueCar, Inc.	503	2,314
*Twitter, Inc.	12,004	662,861
*United States Cellular Corp.	16	546
Verizon Communications, Inc.	95,951	5,545,008
ViacomCBS, Inc., Class A	8	362
ViacomCBS, Inc., Class B	13,052	535,393
*Vonage Holdings Corp.	476	6,450
*Walt Disney Co. (The)	23,594	4,388,956
World Wrestling Entertainment, Inc., Class A	566	31,192
*Yelp, Inc.	1,387	54,509
*Zedge, Inc., Class B	489	6,504
*Zillow Group, Inc., Class A	1,004	133,883
*Zillow Group, Inc., Class C	2,510	326,601
*Zynga, Inc., Class A	24,608	266,259

		71,051,927

CONSUMER DISCRETIONARY (12.9%)
#*1-800-Flowers.com, Inc., Class A	16	512
*Abercrombie & Fitch Co.	24	900
Acushnet Holdings Corp.	24	1,015
*Adient PLC	40	1,854

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
#*Adtalem Global Education, Inc.	6,780	232,622
Advance Auto Parts, Inc.	1,506	301,441
*Amazon.com, Inc.	7,028	24,369,028
*American Axle & Manufacturing Holdings, Inc.	510	4,733
American Eagle Outfitters, Inc.	11,310	390,987
*American Outdoor Brands, Inc.	206	5,325
*American Public Education, Inc.	8	244
*America’s Car-Mart, Inc.	27	4,072
*Aptiv PLC	5,522	794,561
Aramark	5,020	195,127
*Ark Restaurants Corp.	63	1,279
*Asbury Automotive Group, Inc.	8	1,589
*Aspen Group, Inc.	93	444
*At Home Group, Inc.	8,642	272,914
*Autoliv, Inc.	2,510	252,657
*AutoNation, Inc.	3,004	307,850
*AutoZone, Inc.	502	734,988
*Bally’s Corp.	8	464
*Barnes & Noble Education, Inc.	448	3,544
Bassett Furniture Industries, Inc.	158	5,419
*Beazer Homes USA, Inc.	16	357
*Bed Bath & Beyond, Inc., Class B	440	11,141
Best Buy Co., Inc.	6,526	758,778
Big Lots, Inc., Class B	1,506	103,824
*Biglari Holdings, Inc., Class B	10	1,331
*BJ’s Restaurants, Inc.	145	8,844
*Bloomin’ Brands, Inc.	32	1,011
*Bluegreen Vacations Holding Corp.	8	148
*Booking Holdings, Inc.	821	2,024,652
*Boot Barn Holdings, Inc.	8	564
BorgWarner, Inc., Class A	6,024	292,646
*Boyd Gaming Corp.	111	7,343
*Bright Horizons Family Solutions, Inc.	1,004	145,409
*Brinker International, Inc.	16	1,074
Brunswick Corp.	2,000	214,260
Buckle, Inc. (The)	16	671
*Build-A-Bear Workshop, Inc.	288	2,315
*Burlington Stores, Inc.	502	163,818
*Caesars Entertainment, Inc.	3,559	348,213
Caleres, Inc.	16	373
Callaway Golf Co.	11,803	341,697
Camping World Holdings, Inc., Class A	482	20,986
*Capri Holdings, Ltd.	4,643	255,736
*CarMax, Inc.	4,016	535,092
*Carnival Corp.	26,533	741,863
*CarParts.com, Inc.	386	6,670
Carriage Services, Inc.	8	297
*Carrols Restaurant Group, Inc.	16	94
*Carter’s, Inc.	16	1,741
#*Carvana Co.	1,004	286,401
*Cato Corp. (The), Class A	95	1,273
*Cavco Industries, Inc.	84	17,592
*Century Casinos, Inc.	283	3,721
*Century Communities, Inc.	4,609	340,789
*Charles & Colvard, Ltd.	527	1,655
#*Cheesecake Factory, Inc. (The)	286	17,901
*Chegg, Inc.	2,008	181,383

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
#*Chewy, Inc., Class A	1,998	159,281
*Chipotle Mexican Grill, Inc.	502	748,999
*Choice Hotels International, Inc.	2,561	291,442
Churchill Downs, Inc.	502	106,173
*Chuy’s Holdings, Inc.	8	391
*Citi Trends, Inc.	56	5,858
Clarus Corp.	16	298
Columbia Sportswear Co.	3,594	391,782
*Conn’s, Inc.	108	2,186
*Container Store Group, Inc. (The)	309	4,354
Cooper Tire & Rubber Co.	16	912
*Cooper-Standard Holdings, Inc.	199	5,779
Core-Mark Holding Co., Inc.	6,023	256,339
Cracker Barrel Old Country Store, Inc.	996	166,800
*Crocs, Inc.	24	2,403
Crown Crafts, Inc.	181	1,394
Culp, Inc.	8	113
Dana, Inc.	141	3,567
Darden Restaurants, Inc.	3,530	517,922
#*Dave & Buster’s Entertainment, Inc.	16	731
*Deckers Outdoor Corp.	502	169,776
Del Taco Restaurants, Inc.	16	182
*Delta Apparel, Inc.	78	2,653
*Denny’s Corp.	32	606
*Designer Brands, Inc., Class A	16	283
Dick’s Sporting Goods, Inc.	24	1,982
#Dillard’s, Inc., Class A	8	791
Dollar General Corp.	4,518	970,240
*Dollar Tree, Inc.	5,522	634,478
Domino’s Pizza, Inc.	1,004	424,029
*Dorman Products, Inc.	8	793
DR Horton, Inc.	9,036	888,148
*Duluth Holdings, Inc., Class B	16	248
eBay, Inc.	16,771	935,654
Educational Development Corp.	338	6,010
*El Pollo Loco Holdings, Inc.	16	271
*Envela Corp.	16	62
Escalade, Inc.	341	7,509
Ethan Allen Interiors, Inc.	304	8,728
*Etsy, Inc.	2,008	399,170
*Expedia Group, Inc.	2,008	353,870
*Express, Inc.	1,174	3,581
Extended Stay America, Inc.	600	11,934
*Fiesta Restaurant Group, Inc.	8	118
*Five Below, Inc.	1,506	303,113
Flexsteel Industries, Inc.	36	1,567
*Floor & Decor Holdings, Inc., Class A	3,028	335,866
Foot Locker, Inc.	3,004	177,176
*Ford Motor Co.	83,428	962,759
*Fossil Group, Inc.	24	310
*Fox Factory Holding Corp.	16	2,452
*frontdoor, Inc.	32	1,713
*Full House Resorts, Inc.	316	3,084
*Funko, Inc., Class A	8	172
*Gaia, Inc.	8	84
Gap, Inc. (The)	8,153	269,864
Garmin, Ltd.	4,016	551,156

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
*General Motors Co.	24,606	1,407,955
*GenesCo., Inc.	8	400
Gentex Corp.	6,423	225,961
*Gentherm, Inc.	8	570
Genuine Parts Co.	3,012	376,410
*G-III Apparel Group, Ltd.	713	23,165
*Goodyear Tire & Rubber Co. (The)	88	1,514
#*GoPro, Inc., Class A	6,304	70,794
Graham Holdings Co., Class B	16	10,170
*Grand Canyon Education, Inc.	16	1,733
*Green Brick Partners, Inc.	24	619
Group 1 Automotive, Inc.	8	1,313
#Guess?, Inc.	682	18,441
H&R Block, Inc.	1,294	28,804
Hanesbrands, Inc.	8,984	189,203
Harley-Davidson, Inc.	3,515	170,021
Hasbro, Inc.	3,012	299,543
Haverty Furniture Cos., Inc.	8	372
*Helen of Troy, Ltd.	8	1,690
*Hibbett Sports, Inc.	8	636
*Hilton Grand Vacations, Inc.	8,464	377,156
*Hilton Worldwide Holdings, Inc.	5,020	646,074
Home Depot, Inc. (The)	16,064	5,199,435
Hooker Furniture Corp.	8	300
*Houghton Mifflin Harcourt Co.	196	1,780
*Hyatt Hotels Corp., Class A	1,511	124,401
*iMedia Brands, Inc.	16	118
Installed Building Products, Inc.	645	86,849
*International Game Technology PLC	12,593	216,851
*iRobot Corp.	8	870
*J Alexander’s Holdings, Inc.	100	1,027
Jack in the Box, Inc.	8	965
Johnson Outdoors, Inc., Class A	38	5,389
KB Home	32	1,543
*Kirkland’s, Inc.	8	237
Kohl’s Corp.	3,514	206,131
Kontoor Brands, Inc.	16	1,005
*L Brands, Inc.	5,028	331,345
*Lands’ End, Inc.	16	369
*Las Vegas Sands Corp.	7,035	430,964
*Laureate Education, Inc., Class A	2,710	37,262
La-Z-Boy, Inc.	16	711
*Lazydays Holdings, Inc.	235	5,816
LCI Industries	8	1,172
*Leaf Group, Ltd.	16	142
Lear Corp.	1,506	276,863
*Legacy Housing Corp.	8	143
Leggett & Platt, Inc.	2,510	124,672
Lennar Corp., Class A	7,020	727,272
Lennar Corp., Class B	8	645
Levi Strauss & Co., Class A	24	693
*LGI Homes, Inc.	8	1,326
Lifetime Brands, Inc.	8	116
*Lincoln Educational Services Corp.	8	51
*Lindblad Expeditions Holdings, Inc.	22	361
*Liquidity Services, Inc., Class A	24	430
Lithia Motors, Inc., Class A	502	192,959

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
*LKQ Corp.	7,017	327,764
*Lovesac Co. (The)	8	586
Lowe’s Cos., Inc.	12,550	2,462,937
*Lululemon Athletica, Inc.	3,506	1,175,457
*Lumber Liquidators Holdings, Inc.	579	13,879
*Macy’s, Inc.	39,438	653,882
*Magnite, Inc.	113	4,526
*Malibu Boats, Inc., Class A	8	667
Marine Products Corp.	8	139
#*MarineMax, Inc.	773	43,906
*Marriott International, Inc., Class A	6,024	894,684
*Marriott Vacations Worldwide Corp.	1,004	178,340
*Mattel, Inc.	5,981	128,352
McDonald’s Corp.	11,044	2,607,267
MDC Holdings, Inc.	32	1,877
*Modine Manufacturing Co.	647	10,533
*Mohawk Industries, Inc.	2,510	515,805
*Monarch Casino & Resort, Inc.	8	603
Monro, Inc.	2,152	151,910
*Motorcar Parts of America, Inc.	183	3,953
Movado Group, Inc.	146	4,580
Murphy USA, Inc.	1,004	139,958
*National Vision Holdings, Inc.	24	1,210
#*Nautilus, Inc.	387	6,486
Newell Brands, Inc.	9,346	251,968
NIKE, Inc., Class B	14,638	1,941,292
*Noodles & Co.	24	290
#*Norwegian Cruise Line Holdings, Ltd.	7,018	217,909
*NVR, Inc.	1	5,018
*ODP Corp. (The)	5,923	239,467
#*Ollie’s Bargain Outlet Holdings, Inc.	2,959	273,027
*OneSpaWorld Holdings, Ltd.	864	9,206
*O’Reilly Automotive, Inc.	1,506	832,637
Oxford Industries, Inc.	8	730
Papa John’s International, Inc.	8	774
*Party City HoldCo., Inc.	384	2,688
*Penn National Gaming, Inc.	2,510	223,691
Penske Automotive Group, Inc.	2,008	176,081
*Perdoceo Education Corp.	30	350
#PetMed Express, Inc.	8	235
*Planet Fitness, Inc., Class A	4,085	343,099
*Playa Hotels & Resorts NV	48	353
*PlayAGS, Inc.	16	143
Polaris, Inc.	1,506	210,885
Pool Corp.	502	212,105
*Potbelly Corp.	16	98
PulteGroup, Inc.	6,526	385,817
*Purple Innovation, Inc.	4,461	152,031
*PVH Corp.	1,511	171,015
*Quotient Technology, Inc.	32	523
Qurate Retail, Inc., Class A	11,531	137,219
*Ralph Lauren Corp.	16	2,133
RCI Hospitality Holdings, Inc.	45	3,276
*Red Robin Gourmet Burgers, Inc.	8	291
*Red Rock Resorts, Inc., Class A	32	1,172
*Regis Corp.	8	103
Rent-A-Center, Inc.	2,512	144,566

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
*Revolve Group, Inc.	8	388
*RH	502	345,386
Rocky Brands, Inc.	38	2,001
*Roku, Inc.	1,004	344,342
Ross Stores, Inc.	6,526	854,514
*Royal Caribbean Cruises, Ltd.	5,322	462,748
*Ruth’s Hospitality Group, Inc.	24	627
*Sally Beauty Holdings, Inc.	40	803
*Scientific Games Corp.	40	2,341
*SeaWorld Entertainment, Inc.	267	14,621
*Select Interior Concepts, Inc., Class A	192	1,446
Service Corp.	5,052	269,979
*Shake Shack, Inc., Class A	8	870
Shoe Carnival, Inc.	45	2,698
Shutterstock, Inc.	1,013	88,313
#*Signet Jewelers, Ltd.	7,879	470,770
*Six Flags Entertainment Corp.	1,485	69,765
*Skechers USA, Inc., Class A	3,008	145,858
*Skyline Champion Corp.	3,298	146,530
*Sleep Number Corp.	8	895
Smith & Wesson Brands, Inc.	24	418
Sonic Automotive, Inc., Class A	58	2,862
*Sonos, Inc.	3,788	151,634
*Sportsman’s Warehouse Holdings, Inc.	24	421
*Stamps.com, Inc.	8	1,643
Standard Motor Products, Inc.	8	343
Starbucks Corp.	16,577	1,897,901
Steven Madden, Ltd.	364	14,804
*Stitch Fix, Inc., Class A	1,970	85,340
*Stoneridge, Inc.	8	266
Strategic Education, Inc.	443	33,252
*Strattec Security Corp.	43	1,888
*Stride, Inc.	16	458
Superior Group of Cos., Inc.	407	10,265
*Sypris Solutions, Inc.	408	1,461
*Tapestry, Inc.	5,028	240,590
Target Corp.	10,040	2,080,890
*Taylor Morrison Home Corp.	14,721	459,442
Tempur Sealy International, Inc.	4,100	156,374
*TenneCo., Inc., Class A	16	161
*Terminix Global Holdings, Inc.	3,491	177,657
*Tesla, Inc.	11,135	7,899,614
*Texas Roadhouse, Inc.	1,446	154,751
Thor Industries, Inc.	1,535	217,341
*Tilly’s, Inc., Class A	539	6,500
TJX Cos, Inc. (The)	17,568	1,247,328
Toll Brothers, Inc.	3,496	219,199
*TopBuild Corp.	1,004	223,269
Tractor Supply Co.	3,012	568,063
Travel + Leisure Co.	32	2,065
*Tri Pointe Homes, Inc.	59	1,405
*Tupperware Brands Corp.	16	390
*Turtle Beach Corp.	151	4,196
*Ulta Beauty, Inc.	1,992	656,065
*Under Armour, Inc., Class A	56	1,361
*Under Armour, Inc., Class C	125	2,489
*Unifi, Inc.	197	5,325

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER DISCRETIONARY, continued
*Universal Electronics, Inc.	8	455
*Universal Technical Institute, Inc.	8	45
*Urban Outfitters, Inc.	40	1,436
*Vail Resorts, Inc.	1,004	326,461
*Veoneer, Inc.	48	1,099
*Vera Bradley, Inc.	8	89
VF Corp.	6,534	572,770
*Vista Outdoor, Inc.	1,598	52,111
*Visteon Corp.	463	56,398
*VOXX International Corp.	219	3,734
#*Wayfair, Inc., Class A	1,506	445,128
Wendy’s Co. (The)	5,615	126,731
Whirlpool Corp.	1,506	356,094
Williams-Sonoma, Inc.	2,510	428,582
Wingstop, Inc.	8	1,267
Winmark Corp.	16	3,081
Winnebago Industries, Inc.	4,972	397,511
Wolverine World Wide, Inc.	40	1,669
*WW International, Inc.	8,483	235,318
Wyndham Hotels & Resorts, Inc.	6,488	474,338
*Wynn Resorts, Ltd.	1,506	193,370
*YETI Holdings, Inc.	3,984	340,313
Yum! Brands, Inc.	5,522	659,989
*Zumiez, Inc.	8	344

		96,355,297

CONSUMER STAPLES (6.1%)
AliCo., Inc.	39	1,169
Altria Group, Inc.	33,088	1,579,952
Andersons, Inc. (The), Class A	16	460
Archer-Daniels-Midland Co.	11,546	728,899
#B&G Foods, Inc.	4,509	131,573
#*Beyond Meat, Inc.	1,019	134,182
*BJ’s Wholesale Club Holdings, Inc.	1,630	72,812
*Boston Beer Co., Inc. (The), Class A	2	2,433
Brown-Forman Corp., Class A	1,546	110,307
Brown-Forman Corp., Class B	8,016	611,460
Bunge, Ltd.	3,012	254,273
Calavo Growers, Inc.	502	39,221
Cal-Maine Foods, Inc.	164	6,127
Campbell Soup Co.	6,204	296,241
Casey’s General Stores, Inc.	1,004	223,079
*Celsius Holdings, Inc.	1,061	60,795
*Central Garden & Pet Co.	8	433
*Central Garden & Pet Co., Class A	3,606	177,668
*Chefs’ Warehouse, Inc. (The)	16	516
Church & Dwight Co., Inc.	6,024	516,498
Clorox Co. (The)	2,510	458,075
Coca-Cola Co. (The)	62,288	3,362,306
Coca-Cola Consolidated, Inc.	32	9,384
Colgate-Palmolive Co.	12,001	968,481
Conagra Brands, Inc.	10,545	391,114
Constellation Brands, Inc., Class A	3,514	844,484
Costco Wholesale Corp.	6,948	2,585,281
*Coty, Inc., Class A	26,435	264,614
*Darling Ingredients, Inc.	3,514	244,047
Edgewell Personal Care Co.	416	15,891

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

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(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER STAPLES, continued
*elf Beauty, Inc.	8	242
Energizer Holdings, Inc.	3,546	174,818
Estee Lauder Cos, Inc. (The)	3,986	1,250,807
Flowers Foods, Inc.	5,247	125,718
Fresh Del Monte Produce, Inc.	57	1,607
General Mills, Inc.	14,056	855,448
*Grocery Outlet Holding Corp.	3,083	124,522
*Hain Celestial Group, Inc. (The)	3,506	143,781
*Herbalife Nutrition, Ltd.	2,592	118,636
Hershey Co. (The)	4,008	658,514
Hormel Foods Corp.	9,579	442,550
*Hostess Brands, Inc.	11,256	172,104
Ingles Markets, Inc., Class A	8	490
Ingredion, Inc.	2,502	233,712
Inter Parfums, Inc.	538	39,597
J & J Snack Foods Corp.	514	84,610
J M Smucker Co. (The)	2,510	328,785
John B Sanfilippo & Son, Inc.	53	4,659
#Kellogg Co.	8,032	501,357
Keurig Dr Pepper, Inc.	10,048	360,221
Kimberly-Clark Corp.	6,023	802,986
Kraft Heinz Co. (The)	21,586	891,286
Kroger Co. (The)	22,096	807,388
Lamb Weston Holdings, Inc.	3,514	282,877
Lancaster Colony Corp.	502	92,724
*Landec Corp.	8	91
*Lifevantage Corp.	8	65
*Lifeway Foods, Inc.	8	40
Limoneira Co.	8	144
McCormick & Co., Inc.	5,020	453,607
Medifast, Inc.	597	135,573
#MGP Ingredients, Inc.	1,011	60,761
*Molson Coors Beverage Co., Class B	4,518	248,264
Mondelez International, Inc., Class A	22,156	1,347,306
*Monster Beverage Corp.	9,546	926,439
National Beverage Corp.	2,027	98,492
Natural Grocers by Vitamin Cottage, Inc.	8	126
Nature’s Sunshine Products, Inc.	8	166
*NewAge, Inc.	40	88
Nu Skin Enterprises, Inc., Class A	1,004	53,071
Oil-Dri Corp. of America	31	1,083
PepsiCo., Inc.	25,586	3,688,478
*Performance Food Group Co.	2,510	147,337
Philip Morris International, Inc.	23,638	2,245,610
*Pilgrim’s Pride Corp.	113	2,707
*Post Holdings, Inc.	2,502	284,678
PriceSmart, Inc.	313	26,305
Procter & Gamble Co. (The)	44,686	5,962,006
*Rite Aid Corp.	24	420
*S&W Seed Co.	8	30
Sanderson Farms, Inc.	1,833	301,584
Seaboard Corp.	4	14,312
*Seneca Foods Corp., Class A	42	1,935
*Simply Good Foods Co. (The)	32	1,106
SpartanNash Co.	8	155
*Sprouts Farmers Market, Inc.	5,577	142,827
Sysco Corp.	11,538	977,615

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CONSUMER STAPLES, continued
Tootsie Roll Industries, Inc.	46	1,452
*TreeHouse Foods, Inc.	398	18,945
Turning Point Brands, Inc.	8	391
Tyson Foods, Inc., Class A	7,028	544,319
*United Natural Foods, Inc.	24	885
Universal Corp.	44	2,474
*US Foods Holding Corp.	5,538	229,605
*USANA Health Sciences, Inc.	511	45,985
Vector Group, Ltd.	3,451	45,036
*Veru, Inc.	32	283
Village Super Market, Inc., Class A	44	1,073
Walgreens Boots Alliance, Inc.	20,080	1,066,248
Walmart, Inc.	24,096	3,371,271
WD-40 Co.	502	124,867
Weis Markets, Inc.	1,562	80,990

		45,247,459

ENERGY (2.9%)
Adams Resources & Energy, Inc.	52	1,378
*Alto Ingredients, Inc.	24	133
Antero Midstream Corp.	17,588	151,960
*Antero Resources Corp.	138	1,245
*Arch Resources, Inc.	8	355
Archrock, Inc.	2,469	23,060
*Ardmore Shipping Corp.	8	31
*Aspen Aerogels, Inc.	1,186	21,621
Baker Hughes Co.	14,051	282,144
*Battalion Oil Corp.	8	96
Berry Corp.	32	196
Cabot Oil & Gas Corp.	9,313	155,248
Cactus, Inc., Class A	1,020	30,406
*Callon Petroleum Co.	29	1,084
*ChampionX Corp.	4,400	92,444
*Cheniere Energy, Inc.	5,522	428,065
Chevron Corp.	32,172	3,315,968
Cimarex Energy Co.	40	2,648
*Clean Energy Fuels Corp.	556	6,116
*CNX Resources Corp.	840	11,273
*Comstock Resources, Inc.	231	1,268
ConocoPhillips	27,266	1,394,383
*CONSOL Energy, Inc.	8	70
*Continental Resources, Inc.	6,948	189,264
Core Laboratories NV	4,193	118,159
CVR Energy, Inc.	290	6,174
Delek US Holdings, Inc.	10,716	254,291
*Denbury, Inc.	1,055	57,403
Devon Energy Corp.	11,607	271,372
DHT Holdings, Inc.	736	4,342
Diamondback Energy, Inc.	5,667	463,164
*Dorian LPG, Ltd.	368	4,891
#*Dril-Quip, Inc.	4,943	151,503
*Earthstone Energy, Inc., Class A	8	56
#EnLink Midstream LLC	61,523	284,852
EOG Resources, Inc.	13,052	961,149
*Epsilon Energy, Ltd.	8	32
*EQT Corp.	98	1,872
Equitrans Midstream Corp.	16,449	134,224

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
ENERGY, continued
Evolution Petroleum Corp.	8	26
*Exterran Corp.	16	52
Exxon Mobil Corp.	61,471	3,518,600
*Forum Energy Technologies, Inc.	100	1,818
*Frank’s International NV	80	260
GasLog, Ltd.	32	186
*Geospace Technologies Corp.	8	60
*Goodrich Petroleum Corp.	8	80
*Green Plains, Inc.	340	10,132
*Gulf Island Fabrication, Inc.	200	832
Halliburton Co.	22,323	436,638
*Helix Energy Solutions Group, Inc.	797	3,419
Helmerich & Payne, Inc.	40	1,025
Hess Corp.	7,530	561,060
HollyFrontier Corp.	56	1,960
International Seaways, Inc.	8	141
Kinder Morgan, Inc.	45,641	778,179
*Laredo Petroleum, Inc.	8	324
*Liberty Oilfield Services, Inc., Class A	32	374
*Magnolia Oil & Gas Corp., Class A	3,627	40,840
Marathon Oil Corp.	25,254	284,360
Marathon Petroleum Corp.	13,052	726,344
Matador Resources Co.	13,551	356,527
*Matrix Service Co.	8	106
Murphy Oil Corp.	410	6,941
NACCO Industries, Inc., Class A	68	1,573
*Natural Gas Services Group, Inc.	8	72
Navios Maritime Acquisition Corp.	8	26
New Fortress Energy, Inc.	623	26,490
*Newpark Resources, Inc.	1,641	4,660
*NextDecade Corp.	16	35
*NexTier Oilfield Solutions, Inc.	102	366
Nordic American Tankers, Ltd.	128	424
*NOV, Inc.	29,480	440,726
Occidental Petroleum Corp.	27,131	688,042
*Oceaneering International, Inc.	1,104	11,868
*Oil States International, Inc.	24	135
ONEOK, Inc.	11,053	578,514
*Overseas Shipholding Group, Inc., Class A	66	146
Ovintiv, Inc.	4,479	107,182
*Par Pacific Holdings, Inc.	24	365
Patterson-UTI Energy, Inc.	1,990	13,452
*PBF Energy, Inc., Class A	1,382	19,597
*PDC Energy, Inc.	40	1,460
*Peabody Energy Corp.	1,767	6,538
*Penn Virginia Corp.	8	109
Phillips 66	9,036	731,103
PHX Minerals, Inc.	310	896
Pioneer Natural Resources Co.	4,016	617,781
*ProPetro Holding Corp.	1,424	13,713
*Range Resources Corp.	24,429	239,893
*Renewable Energy Group, Inc.	1,024	56,852
*REX American Resources Corp.	31	2,503
*RigNet, Inc.	8	77
*RPC, Inc.	1,029	5,001
*SandRidge Energy, Inc.	8	32
Schlumberger NV	35,454	959,031

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
ENERGY, continued
Scorpio Tankers, Inc.	24	435
*SEACOR Marine Holdings, Inc.	423	1,950
*Select Energy Services, Inc., Class A	32	155
SFL Corp., Ltd.	48	373
SM Energy Co.	1,297	20,493
Solaris Oilfield Infrastructure, Inc., Class A	8	88
*Southwestern Energy Co.	12,564	53,648
*Talos Energy, Inc.	24	269
Targa Resources Corp.	6,128	212,580
TechnipFMC PLC	399	2,953
*Teekay Tankers, Ltd., Class A	16	215
*Tidewater, Inc.	16	196
*Uranium Energy Corp.	1,535	4,452
*US Silica Holdings, Inc.	494	5,261
*VAALCO Energy, Inc.	809	1,942
Valero Energy Corp.	9,538	705,431
Williams Cos, Inc. (The)	26,559	646,977
World Fuel Services Corp.	2,067	63,932

		21,804,236

FINANCIALS (12.6%)
1st Source Corp.	314	14,943
ACNB Corp.	43	1,183
Affiliated Managers Group, Inc.	16	2,579
Aflac, Inc.	14,592	784,028
Alerus Financial Corp.	8	230
*Alleghany Corp.	502	340,843
Allegiance Bancshares, Inc.	90	3,564
Allstate Corp. (The)	7,530	954,804
Ally Financial, Inc.	8,542	439,486
Altabancorp, Class A	159	6,638
A-Mark Precious Metals, Inc.	37	1,379
*Amerant Bancorp, Inc.	8	152
*Amerant Bancorp, Inc., Class B	8	128
American Equity Investment Life Holding Co.	32	991
American Express Co.	11,546	1,770,579
American Financial Group, Inc.	2,008	246,703
American International Group, Inc.	19,558	947,585
American National Bankshares, Inc.	44	1,497
American National Group, Inc.	8	907
Ameriprise Financial, Inc.	3,012	778,301
Ameris Bancorp	24	1,298
AMERISAFE, Inc.	8	497
Ames National Corp.	47	1,188
Aon PLC	1,930	485,279
#Apollo Global Management, Inc.	4,984	275,964
*Arch Capital Group, Ltd.	8,529	338,687
Ares Management Corp., Class A	2,006	105,355
Argo Group International Holdings, Ltd.	116	6,053
Arrow Financial Corp.	86	3,040
Arthur J Gallagher & Co.	4,518	654,884
Artisan Partners Asset Management, Inc., Class A	1,015	51,684
*Assetmark Financial Holdings, Inc.	333	7,499
Associated Banc-Corp.	64	1,401
Assurant, Inc.	1,506	234,334
Assured Guaranty, Ltd.	32	1,627
*Athene Holding, Ltd., Class A	4,016	239,635

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
*Atlantic Capital Bancshares, Inc.	8	214
Atlantic Union Bankshares Corp.	32	1,237
*Atlanticus Holdings Corp.	8	250
Axis Capital Holdings, Ltd.	2,978	166,172
*Axos Financial, Inc.	24	1,084
Banc of California, Inc.	24	430
BancFirst Corp.	494	34,338
*Bancorp, Inc. (The)	731	16,232
BancorpSouth Bank	40	1,184
Bank of America Corp.	112,906	4,576,080
Bank of Commerce Holdings	189	2,440
Bank of Hawaii Corp.	4,535	412,186
Bank of Marin Bancorp	74	2,621
Bank of New York Mellon Corp. (The)	20,590	1,027,029
Bank of NT Butterfield & Son, Ltd. (The)	5,196	203,787
Bank of Princeton (The)	84	2,507
Bank of South Carolina Corp.	56	1,120
Bank OZK	48	1,968
Bank7 Corp.	130	2,302
BankFinancial Corp.	91	948
BankUnited, Inc.	32	1,492
Bankwell Financial Group, Inc.	88	2,377
Banner Corp.	5,349	304,037
Bar Harbor Bankshares	8	229
*BayCom Corp.	8	145
BCB Bancorp, Inc.	8	110
*Berkshire Hathaway, Inc., Class B	26,653	7,328,242
Berkshire Hills Bancorp, Inc.	423	9,386
BGC Partners, Inc., Class A	2,055	10,892
BlackRock, Inc.	2,011	1,647,612
Blackstone Group, Inc. (The), Class A	9,563	846,230
BOK Financial Corp.	2,494	219,322
Boston Private Financial Holdings, Inc.	24	353
*Bridgewater Bancshares, Inc.	97	1,640
*Brighthouse Financial, Inc.	248	11,604
Brightsphere Investment Group, Inc.	6,138	138,166
Brookline Bancorp, Inc.	32	515
Brown & Brown, Inc.	5,917	314,666
Bryn Mawr Bank Corp.	8	368
Business First Bancshares, Inc.	8	190
Byline Bancorp, Inc.	188	4,268
Cincinnati Financial Corp.	3,020	340,294
Cadence Bancorp	18,021	400,967
*California Bancorp	101	1,768
Cambridge Bancorp	34	2,977
Camden National Corp.	8	382
*Cannae Holdings, Inc.	32	1,270
Capital City Bank Group, Inc.	8	202
Capital One Financial Corp.	9,591	1,429,826
Capitol Federal Financial, Inc.	20,588	266,100
Capstar Financial Holdings, Inc.	8	154
Cathay General Bancorp	32	1,295
Cboe Global Markets, Inc.	2,510	261,969
CBTX, Inc.	97	3,033
Central Valley Community Bancorp	82	1,610
Century Bancorp, Inc., Class A	14	1,600
Charles Schwab Corp. (The)	25,903	1,823,571

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
Chubb, Ltd.	6,557	1,125,116
Citigroup, Inc.	30,164	2,148,883
Citizens & Northern Corp.	8	198
Citizens Community Bancorp, Inc.	138	1,794
Citizens Financial Group, Inc.	9,542	441,604
#*Citizens, Inc.	16	93
City Holding Co.	202	15,635
Civista Bancshares, Inc.	8	185
CME Group, Inc.	5,522	1,115,389
CNA Financial Corp.	16	751
CNB Financial Corp.	48	1,222
*Coastal Financial Corp.	8	238
Codorus Valley Bancorp, Inc.	32	589
Cohen & Steers, Inc.	1,036	70,469
Columbia Banking System, Inc.	24	1,045
*Columbia Financial, Inc.	1,264	23,093
Comerica, Inc.	2,520	189,403
Commerce Bancshares, Inc.	2,025	157,565
Community Bank System, Inc.	16	1,242
Community Bankers Trust Corp.	251	2,103
Community Financial Corp. (The)	73	2,637
Community Trust Bancorp, Inc.	8	356
ConnectOne Bancorp, Inc.	299	8,118
*Consumer Portfolio Services, Inc.	280	1,218
County Bancorp, Inc.	77	1,820
Crawford & Co., Class A	16	168
Crawford & Co., Class B	8	76
#*Credit Acceptance Corp.	996	393,211
*CrossFirst Bankshares, Inc.	24	354
Cullen/Frost Bankers, Inc.	2,494	299,430
Curo Group Holdings Corp.	29	415
Customers Bancorp, Inc.	354	12,220
CVB Financial Corp.	48	1,018
Diamond Hill Investment Group, Inc.	18	3,078
Discover Financial Services	5,538	631,332
Donegal Group, Inc., Class A	8	123
*Donnelley Financial Solutions, Inc.	1,002	30,621
Eagle Bancorp Montana, Inc.	22	515
Eagle Bancorp, Inc.	16	855
East West Bancorp, Inc.	4,069	309,854
*eHealth, Inc.	8	566
*Elevate Credit, Inc.	567	1,905
Employers Holdings, Inc.	16	648
*Encore Capital Group, Inc.	6,698	263,499
*Enova International, Inc.	164	5,615
*Enstar Group, Ltd.	996	250,175
Enterprise Bancorp, Inc.	8	279
Enterprise Financial Services Corp.	43	2,113
Equitable Holdings, Inc.	9,535	326,383
*Equity Bancshares, Inc., Class A	8	234
Erie Indemnity Co., Class A	1,004	214,876
*Esquire Financial Holdings, Inc.	27	620
Essent Group, Ltd.	3,887	204,378
Evercore, Inc.	16	2,242
Everest Re Group, Ltd.	1,004	278,058
*EZCorp., Inc., Class A	16	90
FactSet Research Systems, Inc.	1,004	337,565

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
Farmers & Merchants Bancorp, Inc.	8	188
Farmers National Banc Corp.	8	133
FB Financial Corp.	185	7,763
FBL Financial Group, Inc., Class A	57	3,231
Federal Agricultural Mortgage Corp.	43	4,423
Federated Hermes, Inc.	3,472	99,994
Fidelity National Financial, Inc.	7,034	320,891
Fifth Third Bancorp	15,696	636,316
Financial Institutions, Inc.	8	255
First American Financial Corp.	3,869	249,550
First Bancorp	2,819	35,435
First Bancorp, Inc. (The)	8	226
First Bancorp/Southern Pines NC	363	15,391
First Bancshares, Inc. (The)	67	2,621
First Busey Corp.	708	17,686
First Business Financial Services, Inc.	58	1,535
First Choice Bancorp	8	256
First Citizens Bancshares, Inc., Class A	2	1,735
First Commonwealth Financial Corp.	131	1,898
First Community Bankshares, Inc.	8	234
First Community Corp.	84	1,546
First Financial Bancorp	14,607	358,018
First Financial Bankshares, Inc.	3,936	193,179
First Financial Corp.	8	354
First Foundation, Inc.	524	12,471
First Hawaiian, Inc.	48	1,318
First Horizon Corp.	17,561	321,191
First Internet Bancorp, Class A	49	1,683
First Interstate BancSystem, Inc., Class A	16	752
First Merchants Corp.	7,958	367,739
First Mid Bancshares, Inc.	8	348
First Midwest Bancorp	17,163	359,908
First Northwest Bancorp	115	1,930
First of Long Island Corp. (The)	92	1,959
First Republic Bank	4,016	735,892
*First Western Financial, Inc.	54	1,386
FirstCash, Inc.	16	1,152
Flagstar Bancorp, Inc.	7,669	356,915
Flushing Financial Corp.	16	372
FNB Corp.	40,820	526,170
Franklin Financial Services Corp.	49	1,477
Franklin Resources, Inc.	10,045	301,350
FS Bancorp, Inc.	20	1,367
Fulton Financial Corp.	72	1,228
*FVCBankCorp., Inc.	8	141
German American Bancorp, Inc.	8	347
Glacier Bancorp, Inc.	32	1,886
Globe Life, Inc.	2,510	257,250
Goldman Sachs Group, Inc. (The)	5,522	1,924,141
Great Southern Bancorp, Inc.	130	7,333
Great Western Bancorp, Inc.	609	20,127
*Green Dot Corp., Class A	944	43,197
Greene County Bancorp, Inc.	45	1,143
Greenhill & Co., Inc.	8	121
*Greenlight Capital Re, Ltd., Class A	145	1,338
Guaranty Bancshares, Inc.	60	2,334
Hamilton Lane, Inc., Class A	980	88,641

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
Hancock Whitney Corp.	32	1,480
Hanmi Financial Corp.	58	1,177
Hanover Insurance Group, Inc. (The)	1,498	207,188
HarborOne Bancorp, Inc.	24	343
Hartford Financial Services Group, Inc. (The)	8,542	563,430
Hawthorn Bancshares, Inc.	50	1,077
HBT Financial, Inc.	97	1,765
HCI Group, Inc.	42	3,084
Heartland Financial USA, Inc.	16	804
Heritage Commerce Corp.	112	1,352
Heritage Financial Corp.	16	450
Heritage Insurance Holdings, Inc.	8	73
Hingham Institution For Savings The	11	3,346
Home Bancorp, Inc.	43	1,631
Home Bancshares, Inc.	21,312	593,113
HomeStreet, Inc.	301	12,293
Hope Bancorp, Inc.	372	5,584
Horace Mann Educators Corp.	460	18,446
Horizon Bancorp, Inc.	439	8,051
Houlihan Lokey, Inc.	16	1,060
*Howard Bancorp, Inc.	8	135
Huntington Bancshares, Inc.	21,426	328,246
Independence Holding Co.	8	352
Independent Bank Corp.	16	1,310
Independent Bank Group, Inc.	16	1,208
Independent BankCorp	85	2,003
Interactive Brokers Group, Inc.	1,004	71,806
Intercontinental Exchange, Inc.	8,032	945,447
International Bancshares Corp.	24	1,137
Invesco, Ltd.	10,012	270,324
Investar Holding Corp.	131	2,896
Investors Bancorp, Inc.	104	1,523
Investors Title Co.	8	1,411
James River Group Holdings, Ltd.	5,560	261,932
Janus Henderson Group PLC	5,604	192,722
Jefferies Financial Group, Inc.	8,449	274,677
JPMorgan Chase & Co.	51,576	7,932,905
Kearny Financial Corp.	40	511
Kemper Corp.	1,506	117,558
KeyCorp.	20,445	444,883
Kinsale Capital Group, Inc.	502	87,353
KKR & Co., Inc.	10,565	597,768
Lakeland Bancorp, Inc.	24	435
Lakeland Financial Corp.	5,005	326,476
Lazard, Ltd., Class A	2,011	90,475
LCNB Corp.	8	145
*LendingClub Corp.	32	492
*LendingTree, Inc.	513	105,929
Level One Bancorp, Inc.	96	2,595
*Limestone Bancorp, Inc.	45	712
Lincoln National Corp.	4,016	257,546
Live Oak Bancshares, Inc.	1,522	97,347
Loews Corp.	5,522	307,852
LPL Financial Holdings, Inc.	2,008	314,654
Luther Burbank Corp.	16	178
M&T Bank Corp.	3,012	474,962
Macatawa Bank Corp.	8	77

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
*Maiden Holdings, Ltd.	2,602	9,679
*MainStreet Bancshares, Inc., Class A	84	1,781
*Manning & Napier, Inc.	100	706
*Markel Corp.	502	590,563
MarketAxess Holdings, Inc.	504	246,184
Marlin Business Services Corp.	8	180
Marsh & McLennan Cos., Inc.	6,940	941,758
Mercantile Bank Corp.	87	2,808
Merchants Bancorp	16	653
Mercury General Corp.	4,890	304,500
Meridian Bancorp, Inc.	24	531
Meridian Corp.	21	554
Meta Financial Group, Inc.	431	21,231
MetLife, Inc.	18,702	1,190,008
*Metropolitan Bank Holding Corp.	30	1,886
MGIC Investment Corp.	12,462	189,921
Mid Penn Bancorp, Inc.	104	2,807
Middlefield Banc Corp.	71	1,589
Midland States Bancorp, Inc.	43	1,212
MidWestOne Financial Group, Inc.	8	252
Moelis & Co., Class A	1,042	56,560
Moody’s Corp.	3,012	984,051
Morgan Stanley	19,578	1,616,164
Morningstar, Inc.	1,004	266,070
*Mr Cooper Group, Inc.	32	1,103
MSCI, Inc.	1,509	733,027
MVB Financial Corp.	37	1,490
Nasdaq, Inc.	3,514	567,652
National Bank Holdings Corp., Class A	16	638
National Bankshares, Inc.	32	1,148
National Western Life Group, Inc., Class A	13	2,981
Navient Corp.	80	1,346
NBT Bancorp, Inc.	131	4,964
Nelnet, Inc., Class A	8	594
New York Community Bancorp, Inc.	168	2,009
*NI Holdings, Inc.	16	306
*Nicolet Bankshares, Inc.	43	3,430
*NMI Holdings, Inc., Class A	1,248	32,248
Northeast Bank	71	2,000
Northern Trust Corp.	5,020	571,276
Northfield Bancorp, Inc.	242	3,916
Northwest Bancshares, Inc.	20,800	292,032
OceanFirst Financial Corp.	89	2,035
*Ocwen Financial Corp.	43	1,355
OFG Bancorp	24	569
Ohio Valley Banc Corp.	59	1,320
Old National Bancorp	64	1,210
Old Republic International Corp.	11,117	273,701
Old Second Bancorp, Inc.	8	106
OneMain Holdings, Inc.	3,101	176,354
Oppenheimer Holdings, Inc., Class A	65	3,326
Origin Bancorp, Inc.	8	350
Orrstown Financial Services, Inc.	59	1,399
*Pacific Mercantile Bancorp	275	2,384
Pacific Premier Bancorp, Inc.	32	1,409
PacWest Bancorp	40	1,736
*Palomar Holdings, Inc.	156	10,976

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
Park National Corp.	8	1,001
PCB Bancorp	8	126
PCSB Financial Corp.	8	140
*PDL Community Bancorp	8	89
Peapack-Gladstone Financial Corp.	8	256
Penns Woods Bancorp, Inc.	87	2,088
Peoples Bancorp, Inc.	35	1,170
Peoples Financial Services Corp.	36	1,535
People’s United Financial, Inc.	15,090	273,582
Pinnacle Financial Partners, Inc.	24	2,103
Piper Sandler Cos.	8	928
PJT Partners, Inc., Class A	524	38,530
PNC Financial Services Group, Inc. (The)	6,042	1,129,552
Popular, Inc.	2,976	220,105
Principal Financial Group, Inc.	5,522	352,690
*PRA Group, Inc.	9,038	340,552
Preferred Bank/Los Angeles CA	8	524
Premier Financial Bancorp, Inc.	8	152
Primerica, Inc.	1,004	160,409
Primis Financial Corp.	8	115
ProAssurance Corp.	24	600
Progressive Corp. (The)	10,040	1,011,430
*ProSight Global, Inc.	16	204
Prosperity Bancshares, Inc.	2,996	219,787
Provident Financial Holdings, Inc.	56	911
Provident Financial Services, Inc.	236	5,563
Prudential Bancorp, Inc.	91	1,260
Prudential Financial, Inc.	8,440	847,038
Pzena Investment Management, Inc., Class A	16	168
QCR Holdings, Inc.	8	386
Radian Group, Inc.	6,645	163,733
Raymond James Financial, Inc.	3,514	459,561
RBB Bancorp	8	169
Red River Bancshares, Inc.	29	1,614
Regional Management Corp.	8	310
Regions Financial Corp.	10,047	219,025
Reinsurance Group of America, Inc.	1,506	196,578
Reliant Bancorp, Inc.	8	221
RenaissanceRe Holdings, Ltd.	1,004	169,485
Renasant Corp.	8,607	362,613
Republic Bancorp, Inc., Class A	8	359
*Republic First Bancorp, Inc.	16	64
*Rhinebeck Bancorp, Inc.	138	1,442
Richmond Mutual Bancorp, Inc.	8	109
RLI Corp.	1,498	166,967
S&P Global, Inc.	4,016	1,567,806
S&T Bancorp, Inc.	53	1,746
Safety Insurance Group, Inc.	8	656
Salisbury Bancorp, Inc.	25	1,162
Sandy Spring Bancorp, Inc.	682	30,936
Santander Consumer USA Holdings, Inc.	5,500	186,670
SB Financial Group, Inc.	85	1,518
*Seacoast Banking Corp. of Florida	673	24,464
*Security National Financial Corp., Class A	16	135
SEI Investments Co.	3,514	215,900
*Select Bancorp, Inc.	8	94
Selective Insurance Group, Inc.	24	1,827

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
ServisFirst Bancshares, Inc.	24	1,518
Shore Bancshares, Inc.	8	135
Sierra Bancorp	8	217
Signature Bank/New York NY	1,506	378,774
Silvercrest Asset Management Group, Inc., Class A	182	2,532
Simmons First National Corp., Class A	40	1,140
*SiriusPoint, Ltd.	40	423
SLM Corp.	10,585	208,101
SmartFinancial, Inc.	8	190
South Plains Financial, Inc.	8	183
*Southern First Bancshares, Inc.	33	1,700
Southern Missouri Bancorp, Inc.	48	2,011
Southside Bancshares, Inc.	16	642
Spirit of Texas Bancshares, Inc.	8	185
State Auto Financial Corp.	16	302
State Street Corp.	8,031	674,202
*Sterling Bancorp, Inc.	16	79
Sterling Bancorp. de	23,527	591,234
Stewart Information Services Corp.	350	20,528
Stifel Financial Corp.	3,367	232,963
Stock Yards Bancorp, Inc.	8	409
*StoneX Group, Inc.	148	9,401
Summit Financial Group, Inc.	8	208
*SVB Financial Group	1,004	574,117
*SWK Holdings Corp.	158	2,478
Synchrony Financial	13,562	593,202
Synovus Financial Corp.	6,154	288,376
T Rowe Price Group, Inc.	5,020	899,584
TCF Financial Corp.	1,453	66,141
Territorial Bancorp, Inc.	47	1,182
*Texas Capital Bancshares, Inc.	16	1,098
TFS Financial Corp.	67	1,311
Timberland Bancorp, Inc.	44	1,238
Tiptree, Inc.	8	80
Tompkins Financial Corp.	8	625
Towne Bank/Portsmouth VA	9,365	290,128
Tradeweb Markets, Inc., Class A	2,008	163,210
Travelers Cos, Inc. (The)	6,526	1,009,311
TriCo Bancshares	42	1,944
*TriState Capital Holdings, Inc.	320	7,638
*Triumph Bancorp, Inc.	8	709
Truist Financial Corp.	19,140	1,135,193
TrustCo Bank Corp. NY	834	6,101
Trustmark Corp.	935	30,303
UMB Financial Corp.	16	1,552
Umpqua Holdings Corp.	24,407	454,946
United Bankshares, Inc.	48	1,885
United Community Banks, Inc.	32	1,047
United Fire Group, Inc.	138	4,176
United Insurance Holdings Corp.	8	45
Unity Bancorp, Inc.	56	1,235
Universal Insurance Holdings, Inc.	16	223
Univest Financial Corp.	146	4,078
Unum Group	72	2,035
US Bancorp	21,853	1,296,976
Valley National Bancorp	144	1,983
Veritex Holdings, Inc.	513	17,329

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
FINANCIALS, continued
Victory Capital Holdings, Inc., Class A	8	222
Virtu Financial, Inc., Class A	3,548	105,127
Virtus Investment Partners, Inc.	32	8,751
Voya Financial, Inc.	2,490	168,872
W R Berkley Corp.	3,514	280,136
Waddell & Reed Financial, Inc., Class A	24	600
Walker & Dunlop, Inc.	2,506	277,790
Washington Federal, Inc.	994	32,355
Washington Trust Bancorp, Inc.	182	9,291
Waterstone Financial, Inc.	117	2,305
Webster Financial Corp.	32	1,693
Wells Fargo & Co.	56,305	2,536,540
WesBanCo., Inc.	333	12,085
West Bancorp, Inc.	8	210
Westamerica Bancorp	5,287	335,196
Western Alliance Bancorp	3,367	353,771
Western New England Bancorp, Inc.	316	2,560
White Mountains Insurance Group, Ltd.	12	13,985
Willis Towers Watson PLC	3,009	778,910
Wintrust Financial Corp.	6,989	538,852
WisdomTree Investments, Inc.	400	2,714
*World Acceptance Corp.	29	3,791
WSFS Financial Corp.	16	817
Zions Bancorp NA	5,878	327,992

		93,965,729

HEALTH CARE (12.8%)
*10X Genomics, Inc., Class A	599	118,482
Abbott Laboratories	24,933	2,993,955
AbbVie, Inc.	32,653	3,640,810
*ABIOMED, Inc.	506	162,289
*Acadia Healthcare Co., Inc.	2,622	159,732
*ACADIA Pharmaceuticals, Inc.	1,133	23,294
*Acceleron Pharma, Inc.	1,032	128,969
*Accuray, Inc.	889	4,178
*Aclaris Therapeutics, Inc.	8	191
*Acorda Therapeutics, Inc.	171	893
*Adaptive Biotechnologies Corp.	2,882	119,891
*Addus HomeCare Corp.	1,268	134,154
*Adverum Biotechnologies, Inc.	24	94
*Aeglea BioTherapeutics, Inc.	8	62
Agilent Technologies, Inc.	5,522	737,960
*Akebia Therapeutics, Inc.	1,894	6,042
*Akero Therapeutics, Inc.	117	3,604
*Albireo Pharma, Inc.	8	257
*Aldeyra Therapeutics, Inc.	175	2,200
*Alexion Pharmaceuticals, Inc.	1,080	182,174
*Align Technology, Inc., Class A	1,004	597,912
*Alkermes PLC	532	11,707
*Allakos, Inc.	511	55,760
*Allscripts Healthcare Solutions, Inc.	2,277	35,430
*Alnylam Pharmaceuticals, Inc.	1,506	211,804
*Amedisys, Inc., Class B	502	135,465
AmerisourceBergen Corp.	4,518	545,774
Amgen, Inc.	10,547	2,527,483
*AMN Healthcare Services, Inc.	1,498	118,791
*Amneal Pharmaceuticals, Inc.	174	959

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
*Amphastar Pharmaceuticals, Inc.	16	278
*AnaptysBio, Inc.	390	9,107
*AngioDynamics, Inc.	579	14,070
*ANI Pharmaceuticals, Inc.	165	5,491
*Anika Therapeutics, Inc.	8	321
*Antares Pharma, Inc.	40	152
Anthem, Inc.	5,020	1,904,538
#*Apollo Medical Holdings, Inc.	24	713
*Applied Genetic Technologies Corp.	8	34
*Aptinyx, Inc.	16	43
*Apyx Medical Corp.	154	1,560
*Aravive, Inc.	8	42
*Ardelyx, Inc.	181	1,323
*Arena Pharmaceuticals, Inc., Class A	16	1,098
*Arrowhead Pharmaceuticals, Inc.	1,980	144,065
*Assembly Biosciences, Inc.	16	68
*Atara Biotherapeutics, Inc., Class A	738	10,376
*Athenex, Inc.	569	2,282
*Atreca, Inc., Class A	264	3,152
*AtriCure, Inc.	4,883	376,333
Atrion Corp.	8	5,109
*Avanos Medical, Inc.	781	33,747
*Avid Bioservices, Inc.	1,018	21,790
*Axcella Health, Inc.	16	66
*Axogen, Inc.	16	300
Baxter International, Inc.	12,048	1,032,393
Becton Dickinson and Co.	4,016	999,221
*BioDelivery Sciences International, Inc.	569	1,969
*Biogen, Inc.	4,518	1,207,797
*BioMarin Pharmaceutical, Inc.	5,110	398,171
*Bio-Rad Laboratories, Inc., Class A	502	316,325
Bio-Techne Corp.	1,004	429,200
*Bluebird Bio, Inc.	24	720
*Blueprint Medicines Corp.	602	57,985
*Boston Scientific Corp.	16,593	723,455
#*Bridgebio Pharma, Inc.	2,548	142,484
Bristol Myers Squibb Co.	33,862	2,113,666
*Brookdale Senior Living, Inc.	2,874	18,796
Bruker Corp.	4,352	298,199
*Calithera Biosciences, Inc.	16	35
*Calyxt, Inc.	8	40
*Cantel Medical Corp.	16	1,407
Cardinal Health, Inc.	7,050	425,397
*Cardiovascular Systems, Inc.	7,931	319,778
*CASI Pharmaceuticals, Inc.	208	372
*Catalent, Inc.	3,012	338,760
*Catalyst Biosciences, Inc.	298	1,502
*Catalyst Pharmaceuticals, Inc.	45	206
*Celldex Therapeutics, Inc.	16	485
*Centene Corp.	13,554	836,824
Cerner Corp.	6,534	490,377
*Charles River Laboratories International, Inc.	1,249	415,230
Chemed Corp.	502	239,258
*Chiasma, Inc.	8	24
*Chimerix, Inc.	16	139
*Cidara Therapeutics, Inc.	8	18
Cigna Corp.	6,024	1,500,036

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
*Codexis, Inc.	77	1,785
*Community Health Systems, Inc.	739	8,240
Computer Programs and Systems, Inc.	8	240
*Concert Pharmaceuticals, Inc.	8	33
CONMED Corp.	8	1,128
Cooper Cos, Inc. (The)	1,015	417,053
*Corcept Therapeutics, Inc.	49	1,117
#*Cortexyme, Inc.	220	8,617
*CorVel Corp.	996	116,542
*Covetrus, Inc.	40	1,146
*Crinetics Pharmaceuticals, Inc.	16	277
*CRISPR Therapeutics AG	1,004	131,795
*Cross Country Healthcare, Inc.	16	213
*CryoLife, Inc.	1,042	30,406
CVS Health Corp.	25,108	1,918,251
*Cyclerion Therapeutics, Inc.	8	17
*Cymabay Therapeutics, Inc.	16	69
Danaher Corp.	8,534	2,167,124
*DaVita, Inc.	3,514	409,486
*Denali Therapeutics, Inc.	1,496	90,418
DENTSPLY SIRONA, Inc.	5,022	339,035
*DexCom, Inc.	1,007	388,803
*Eagle Pharmaceuticals, Inc. de	8	327
*Editas Medicine, Inc.	6,547	242,304
*Edwards Lifesciences Corp.	7,158	683,732
*Elanco Animal Health, Inc.	10,539	334,192
Eli Lilly and Co.	14,558	2,660,766
*Emergent BioSolutions, Inc.	2,338	142,571
#*Enanta Pharmaceuticals, Inc.	314	15,932
Encompass Health Corp.	2,545	215,969
*Endo International PLC	632	3,621
*Enochian Biosciences, Inc.	8	27
Ensign Group, Inc. (The)	1,867	160,282
*Envista Holdings Corp.	3,494	151,220
*Enzo Biochem, Inc.	200	614
*Evelo Biosciences, Inc.	8	105
*Evolent Health, Inc., Class A	10,750	232,845
*Exact Sciences Corp.	2,510	330,868
*Exelixis, Inc.	5,079	125,045
*Fate Therapeutics, Inc.	1,504	131,435
*Five Star Senior Living, Inc.	16	83
*Fluidigm Corp.	16	80
*Fulgent Genetics, Inc.	8	616
*G1 Therapeutics, Inc.	251	5,289
Gilead Sciences, Inc.	18,538	1,176,607
*Globus Medical, Inc.	24	1,723
*GlycoMimetics, Inc.	8	19
*Gritstone Oncology, Inc.	8	72
*Guardant Health, Inc.	1,506	239,424
*Haemonetics Corp.	1,004	67,529
*Halozyme Therapeutics, Inc.	449	22,428
*Hanger, Inc.	8	199
*Harvard Bioscience, Inc.	8	55
HCA Healthcare, Inc.	4,016	807,457
*Health Catalyst, Inc.	192	11,117
*HealthEquity, Inc.	2,004	152,244
*HealthStream, Inc.	16	387

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
*Henry Schein, Inc.	3,259	236,278
*Heska Corp.	42	7,671
Hill-Rom Holdings, Inc.	1,600	176,352
*Hologic, Inc.	5,530	362,492
*Homology Medicines, Inc.	16	108
*Hookipa Pharma, Inc.	98	1,327
*Horizon Therapeutics PLC	5,090	481,616
Humana, Inc.	2,011	895,378
*ICU Medical, Inc.	8	1,666
*IDEXX Laboratories, Inc., Class B	1,509	828,426
*Illumina, Inc.	1,637	643,079
*ImmuCell Corp.	117	1,271
*Incyte Corp.	4,008	342,203
*InfuSystem Holdings, Inc.	8	181
*Innoviva, Inc.	4,094	46,876
*Inogen, Inc., Class A	163	10,659
*Inovalon Holdings, Inc., Class A	40	1,208
*Insulet Corp.	502	148,200
*Integer Holdings Corp.	8	751
*Integra LifeSciences Holdings Corp.	24	1,778
*Intellia Therapeutics, Inc.	124	9,519
*IntriCon Corp.	100	2,313
*Intuitive Surgical, Inc.	1,506	1,302,690
*Invacare Corp.	443	4,000
#*Invitae Corp.	2,840	99,116
*Ionis Pharmaceuticals, Inc.	3,806	162,973
*Iovance Biotherapeutics, Inc.	2,027	63,729
*IQVIA Holdings, Inc.	4,518	1,060,329
*iRadimed Corp.	55	1,523
*iRhythm Technologies, Inc.	458	35,660
*Ironwood Pharmaceuticals, Inc.	7,786	85,957
*Jazz Pharmaceuticals PLC	1,004	165,058
Johnson & Johnson	47,697	7,761,733
*Joint Corp. (The)	8	444
*Jounce Therapeutics, Inc.	16	151
*Kadmon Holdings, Inc.	32	130
*Kala Pharmaceuticals, Inc.	8	62
*KalVista Pharmaceuticals, Inc.	8	200
*Kindred Biosciences, Inc.	8	40
*Krystal Biotech, Inc.	8	636
*Kura Oncology, Inc.	3,062	82,460
*Laboratory Corp. of America Holdings	2,008	533,867
*Lannett Co., Inc.	505	2,207
*Larimar Therapeutics, Inc.	180	2,396
LeMaitre Vascular, Inc.	8	420
*LHC Group, Inc.	1,493	310,947
*Ligand Pharmaceuticals, Inc.	2,361	344,446
*LivaNova PLC	16	1,358
Luminex Corp.	201	7,375
*MacroGenics, Inc.	266	8,608
*Magellan Health, Inc.	194	18,275
*Magenta Therapeutics, Inc.	16	186
*Masimo Corp.	1,498	348,540
McKesson Corp.	4,016	753,241
*MediciNova, Inc.	8	35
*MEDNAX, Inc.	8,594	226,194
*Medpace Holdings, Inc.	1,004	170,359

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
Medtronic PLC	17,072	2,235,066
*MeiraGTx Holdings PLC	16	240
Merck & Co., Inc.	46,201	3,441,975
*Meridian Bioscience, Inc.	16	313
*Merit Medical Systems, Inc.	16	1,018
*Mettler-Toledo International, Inc.	502	659,287
*Minerva Neurosciences, Inc.	331	788
*Mirati Therapeutics, Inc.	1,001	166,386
*Moderna, Inc.	4,989	892,133
*ModivCare, Inc.	690	96,655
*Molina Healthcare, Inc.	1,506	384,181
*Mustang Bio, Inc.	345	1,114
*Myriad Genetics, Inc.	11,799	356,566
*Natera, Inc.	8	880
National HealthCare Corp.	1,599	112,426
National Research Corp.	8	410
*Natus Medical, Inc.	520	13,286
*Nektar Therapeutics	22,169	434,734
*Neogen Corp.	16	1,536
*NeoGenomics, Inc.	2,366	115,910
*Neurocrine Biosciences, Inc.	2,498	236,036
#*Nevro Corp.	462	79,838
*NextCure, Inc.	185	1,622
*NextGen Healthcare, Inc.	24	439
*NGM Biopharmaceuticals, Inc.	16	440
*Novavax, Inc.	8	1,895
*Novocure, Ltd.	1,498	305,742
*NuVasive, Inc.	16	1,143
*Odonate Therapeutics, Inc.	65	218
*Omnicell, Inc.	2,554	370,381
*OPKO Health, Inc.	427	1,751
*OptimizeRx Corp.	8	404
*Option Care Health, Inc.	40	763
*OraSure Technologies, Inc.	24	220
*Orgenesis, Inc.	8	38
*Orthofix Medical, Inc.	300	13,305
*OrthoPediatrics Corp.	30	1,755
*Osmotica Pharmaceuticals PLC	8	23
#*Otonomy, Inc.	111	261
Owens & Minor, Inc.	2,615	94,375
*Pacific Biosciences of California, Inc.	46	1,373
*Pacira BioSciences, Inc.	8	505
Patterson Cos., Inc.	8,947	287,557
*PDS Biotechnology Corp.	8	46
*Pennant Group, Inc. (The)	621	25,101
#*Penumbra, Inc.	504	154,219
PerkinElmer, Inc.	2,008	260,297
Perrigo Co. PLC	2,992	124,557
*Personalis, Inc.	122	3,006
*PetIQ, Inc.	149	6,347
Pfizer, Inc.	95,314	3,683,886
Phibro Animal Health Corp., Class A	8	196
*Pieris Pharmaceuticals, Inc.	8	17
*PRA Health Sciences, Inc.	1,461	243,826
*Precipio, Inc.	8	15
Premier, Inc., Class A	3,012	106,474
*Prestige Consumer Healthcare, Inc.	16	697

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
*Pro-Dex, Inc.	50	1,426
*Prothena Corp. PLC	16	425
*Quanterix Corp.	316	19,320
Quest Diagnostics, Inc.	3,012	397,223
*Quidel Corp.	936	98,083
*R1 RCM, Inc.	2,758	75,238
*RadNet, Inc.	8	179
*Regeneron Pharmaceuticals, Inc.	1,508	725,800
*REGENXBIO, Inc.	427	14,813
*Repligen Corp.	1,004	212,557
ResMed, Inc.	3,009	565,602
#*Retractable Technologies, Inc.	8	78
*Rhythm Pharmaceuticals, Inc.	16	345
*Rubius Therapeutics, Inc.	32	801
*Salarius Pharmaceuticals, Inc.	430	550
*Sangamo Therapeutics, Inc.	1,396	16,445
*Sarepta Therapeutics, Inc.	840	59,506
*scPharmaceuticals, Inc.	8	52
*Seagen, Inc.	2,510	360,838
*SeaSpine Holdings Corp.	8	166
*Select Medical Holdings Corp.	40	1,509
*Shockwave Medical, Inc.	128	20,923
*Sierra Oncology, Inc.	100	1,824
*SIGA Technologies, Inc.	16	115
Simulations Plus, Inc.	89	5,619
*Sio Gene Therapies, Inc.	8	22
*Spectrum Pharmaceuticals, Inc.	40	124
*Spero Therapeutics, Inc.	113	1,555
*STAAR Surgical Co.	70	9,591
*Stereotaxis, Inc.	476	3,427
STERIS PLC	1,964	414,443
*Stoke Therapeutics, Inc.	458	14,793
*Strongbridge Biopharma PLC	656	1,666
Stryker Corp.	5,519	1,449,455
*Supernus Pharmaceuticals, Inc.	3,183	96,922
#*Surface Oncology, Inc.	8	58
#*Surgery Partners, Inc.	16	771
*Surmodics, Inc.	8	428
*Sutro Biopharma, Inc.	16	328
*Syneos Health, Inc.	2,510	212,974
*Synlogic, Inc.	8	28
*Tabula Rasa HealthCare, Inc.	8	380
*Tactile Systems Technology, Inc.	1,128	64,634
*Tandem Diabetes Care, Inc.	72	6,617
*Taro Pharmaceutical Industries, Ltd.	8	592
*TCR2 Therapeutics, Inc.	256	5,814
#*Teladoc Health, Inc.	3,012	519,118
Teleflex, Inc.	1,004	424,170
*Tenet Healthcare Corp.	2,597	153,898
Thermo Fisher Scientific, Inc.	5,868	2,759,310
*Tivity Health, Inc.	178	4,304
*TransMedics Group, Inc.	8	230
*Travere Therapeutics, Inc.	16	396
*Tricida, Inc.	16	74
*Triple-S Management Corp., Class B	8	190
*Turning Point Therapeutics, Inc.	301	22,945
*Ultragenyx Pharmaceutical, Inc.	1,044	116,552

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HEALTH CARE, continued
*United Therapeutics Corp.	1,004	202,366
UnitedHealth Group, Inc.	16,090	6,416,692
*Unity Biotechnology, Inc.	860	4,274
Universal Health Services, Inc., Class B	2,008	298,007
US Physical Therapy, Inc.	1,540	173,173
Utah Medical Products, Inc.	17	1,483
*Vanda Pharmaceuticals, Inc.	850	14,110
*Varex Imaging Corp.	604	14,339
*Veeva Systems, Inc., Class A	2,008	567,160
*Venus Concept, Inc.	8	15
*Veracyte, Inc.	16	796
*Vericel Corp.	278	17,353
*Vertex Pharmaceuticals, Inc.	4,434	967,499
#*ViewRay, Inc.	194	933
*Viking Therapeutics, Inc.	24	153
*Vocera Communications, Inc.	8	289
#*Voyager Therapeutics, Inc.	8	39
*Waters Corp.	1,503	450,705
*WaVe Life Sciences, Ltd.	94	578
West Pharmaceutical Services, Inc.	1,506	494,751
*Windtree Therapeutics, Inc.	8	18
*X4 Pharmaceuticals, Inc.	129	1,081
*Xencor, Inc.	16	681
*Xenon Pharmaceuticals, Inc.	16	293
Zimmer Biomet Holdings, Inc.	4,993	884,560
*ZIOPHARM Oncology, Inc.	956	3,308
Zoetis, Inc.	8,032	1,389,777
*Zogenix, Inc.	16	302

		94,903,972

INDUSTRIALS (11.0%)
3M Co.	11,546	2,276,178
A O Smith Corp.	3,019	204,537
AAON, Inc.	15	981
*AAR Corp.	5,089	204,781
ABM Industries, Inc.	4,310	221,577
*Acacia Research Corp.	8	49
ACCO Brands Corp.	40	343
Acuity Brands, Inc.	1,498	277,909
ADT, Inc.	13,100	120,520
Advanced Drainage Systems, Inc.	16	1,787
*AECOM	3,514	233,435
*Aegion Corp.	8	241
Aerojet Rocketdyne Holdings, Inc.	2,813	131,423
*AeroVironment, Inc.	8	883
AGCO Corp.	1,531	223,404
Air Lease Corp.	40	1,868
*Air Transport Services Group, Inc.	24	632
*Akerna Corp.	8	34
Alamo Group, Inc.	57	8,963
*Alaska Air Group, Inc.	10,409	719,678
Albany International Corp.	8	714
*Allegiant Travel Co.	1,872	441,287
Allegion PLC	2,008	269,835
Allied Motion Technologies, Inc.	40	2,082
Allison Transmission Holdings, Inc.	4,002	165,963
Altra Industrial Motion Corp.	24	1,416

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
AMERCO	502	299,508
*AmeresCo., Inc., Class A	16	845
#*American Airlines Group, Inc.	10,607	230,384
*American Superconductor Corp.	8	132
*American Woodmark Corp.	1,984	197,329
AMETEK, Inc.	5,171	697,723
*API Group Corp.	65	1,382
Apogee Enterprises, Inc.	8	281
Applied Industrial Technologies, Inc.	8	765
ArcBest Corp.	8	582
Arcosa, Inc.	16	965
Argan, Inc.	8	401
*Armstrong Flooring, Inc.	263	1,365
Armstrong World Industries, Inc.	16	1,658
*ASGN, Inc.	16	1,683
Astec Industries, Inc.	2,042	153,170
*Astronics Corp.	8	139
*Atkore International Group, Inc.	28	2,192
*Atlas Air Worldwide Holdings, Inc., Class A	2,009	136,431
*Avis Budget Group, Inc.	4,642	415,970
*Axon Enterprise, Inc.	1,004	152,216
AZZ, Inc.	38	2,000
Barnes Group, Inc.	16	799
Barrett Business Services, Inc.	39	2,860
*Beacon Roofing Supply, Inc.	32	1,803
BGSF, Inc.	114	1,597
*Blue Bird Corp.	8	216
*BlueLinx Holdings, Inc.	45	2,271
*Boeing Co. (The)	7,535	1,765,526
Brady Corp., Class A	16	873
*BrightView Holdings, Inc.	10,578	189,664
Brink’s Co. (The)	1,996	159,520
*Builders FirstSource, Inc.	9,060	440,950
BWX Technologies, Inc.	2,510	167,969
CAI International, Inc.	8	340
Carlisle Cos, Inc.	1,004	192,417
Carrier Global Corp.	16,054	699,633
*Casella Waste Systems, Inc.	16	1,074
Caterpillar, Inc.	11,044	2,519,247
*CBIZ, Inc.	2,553	85,755
*CECO Environmental Corp.	16	117
CH Robinson Worldwide, Inc.	3,017	292,890
*Chart Industries, Inc.	16	2,570
*Cimpress PLC	8	762
Cintas Corp.	2,011	694,077
*CIRCOR International, Inc.	8	275
*Civeo Corp.	69	1,140
*Clean Harbors, Inc.	2,545	226,403
*Colfax Corp.	40	1,808
Columbus McKinnon Corp.	8	396
Comfort Systems USA, Inc.	16	1,318
*Commercial Vehicle Group, Inc.	16	176
*Concrete Pumping Holdings, Inc.	16	130
*Construction Partners, Inc., Class A	752	23,861
*Copa Holdings SA, Class A	16	1,384
*Copart, Inc.	4,540	565,275
*Cornerstone Building Brands, Inc.	60	844

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
Costamare, Inc.	502	5,281
*CoStar Group, Inc.	504	430,633
Covanta Holding Corp.	14,295	214,997
*Covenant Logistics Group, Inc.	8	172
CRA International, Inc.	40	3,210
Crane Co.	24	2,257
CSW Industrials, Inc.	692	93,704
CSX Corp.	13,546	1,364,760
Cubic Corp.	8	599
Cummins, Inc.	3,514	885,669
Curtiss-Wright Corp.	1,498	191,594
*Daseke, Inc.	32	243
Deere & Co.	5,024	1,863,150
*Delta Air Lines, Inc.	11,253	527,991
Deluxe Corp.	4,425	194,789
#*DMC Global, Inc.	540	29,160
Donaldson Co., Inc.	4,445	279,502
Douglas Dynamics, Inc.	462	20,665
Dover Corp.	3,538	527,834
*Ducommun, Inc.	8	471
*DXP Enterprises, Inc.	8	234
*Dycom Industries, Inc.	8	750
Eaton Corp. PLC	7,096	1,014,231
*Echo Global Logistics, Inc.	8	262
EMCOR Group, Inc.	2,494	298,781
Emerson Electric Co.	11,697	1,058,462
Encore Wire Corp.	35	2,614
*Energy Recovery, Inc.	41	869
Enerpac Tool Group Corp.	7,654	203,596
EnerSys	16	1,465
Eneti, Inc.	8	161
Ennis, Inc.	110	2,280
*Enphase Energy, Inc.	2,008	279,614
EnPro Industries, Inc.	443	37,943
Equifax, Inc.	2,528	579,493
ESCO Technologies, Inc.	8	870
*Evoqua Water Technologies Corp.	16	457
*ExOne Co. (The)	8	186
Expeditors International of Washington, Inc.	3,020	331,777
Exponent, Inc.	8	771
Fastenal Co.	13,638	712,995
Federal Signal Corp.	24	994
FedEx Corp.	4,020	1,167,046
Flowserve Corp.	51	2,022
*Fluor Corp.	57	1,310
*Forrester Research, Inc.	419	18,206
Fortive Corp.	6,448	456,647
Fortune Brands Home & Security, Inc.	3,012	316,200
Forward Air Corp.	8	706
*Franklin Covey Co.	88	2,688
Franklin Electric Co., Inc.	1,514	123,043
*FTI Consulting, Inc.	3,001	416,689
*Fuel Tech, Inc.	278	634
*Gates Industrial Corp. PLC	72	1,242
GATX Corp.	3,980	388,886
Genco Shipping & Trading, Ltd.	16	245
*Gencor Industries, Inc.	8	96

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
*Generac Holdings, Inc.	1,004	325,246
General Dynamics Corp.	6,526	1,241,441
General Electric Co.	124,883	1,638,465
*Gibraltar Industries, Inc.	8	735
*GMS, Inc.	16	699
Gorman-Rupp Co. (The)	16	552
*GP Strategies Corp.	8	126
GraCo., Inc.	5,028	386,150
GrafTech International, Ltd.	72	916
Graham Corp.	121	1,659
Granite Construction, Inc.	381	14,516
*Great Lakes Dredge & Dock Corp.	6,373	100,056
Greenbrier Cos, Inc. (The)	16	756
Griffon Corp.	16	434
H&E Equipment Services, Inc.	16	622
*Harsco Corp.	24	430
*Hawaiian Holdings, Inc.	16	402
*HC2 Holdings, Inc.	8	34
Healthcare Services Group, Inc.	2,944	88,173
Heartland Express, Inc.	32	595
HEICO Corp.	1,009	142,067
HEICO Corp., Class A	1,506	190,178
Heidrick & Struggles International, Inc.	8	338
Helios Technologies, Inc.	317	22,913
*Herc Holdings, Inc.	2,108	222,605
*Heritage-Crystal Clean, Inc.	8	230
Herman Miller, Inc.	648	26,892
*Hexcel Corp.	35	1,974
Hillenbrand, Inc.	24	1,178
HNI Corp.	16	677
Honeywell International, Inc.	10,520	2,346,381
*Houston Wire & Cable Co.	200	1,050
*Howmet Aerospace, Inc.	8,624	275,623
*Hub Group, Inc., Class A	6,553	430,663
Hubbell, Inc.	1,506	289,167
Huntington Ingalls Industries, Inc.	1,503	319,117
*Huron Consulting Group, Inc., Class A	102	5,739
Hyster-Yale Materials Handling, Inc.	8	647
*IAA, Inc.	2,008	126,122
ICF International, Inc.	8	729
IDEX Corp.	1,506	337,645
*IES Holdings, Inc., Class A	16	845
IHS Markit, Ltd.	5,662	609,118
Illinois Tool Works, Inc.	5,020	1,156,909
*Ingersoll Rand, Inc.	8,542	422,060
Innovative Solutions and Support, Inc.	172	1,060
Insperity, Inc.	1,004	87,890
Insteel Industries, Inc.	8	305
Interface, Inc.	24	308
ITT, Inc.	3,937	371,298
Jacobs Engineering Group, Inc.	3,012	402,433
JB Hunt Transport Services, Inc.	2,924	499,156
*JELD-WEN Holding, Inc.	5,365	156,497
*JetBlue Airways Corp.	108	2,199
John Bean Technologies Corp., Class A	1,019	148,142
Johnson Controls International PLC	14,558	907,546
Kadant, Inc.	2,100	373,863

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
Kaman Corp.	92	4,908
Kansas City Southern	1,936	565,719
*KAR Auction Services, Inc.	2,651	39,739
*Kelly Services, Inc., Class A	16	401
Kennametal, Inc.	9,649	387,504
Kforce, Inc.	8	448
Kimball International, Inc., Class B	16	233
*Kirby Corp.	1,509	96,123
Knight-Swift Transportation Holdings, Inc.	4,076	192,061
Knoll, Inc.	16	382
Korn Ferry	16	1,086
*Kratos Defense & Security Solutions, Inc.	32	856
L3Harris Technologies, Inc.	4,016	840,268
Landstar System, Inc.	1,019	175,553
*Lawson Products, Inc. de	37	1,940
Lennox International, Inc.	1,004	336,681
Lincoln Electric Holdings, Inc.	1,014	129,843
Lindsay Corp.	1,420	235,408
Lockheed Martin Corp.	4,518	1,719,370
LSI Industries, Inc.	137	1,126
*Lydall, Inc.	8	295
*Lyft, Inc., Class A	6,091	339,025
Macquarie Infrastructure Corp.	5,793	192,965
*Manitex International, Inc.	8	58
*Manitowoc Co., Inc. (The)	16	366
ManpowerGroup, Inc.	2,000	241,780
Marten Transport, Ltd.	32	535
Masco Corp.	5,012	320,167
*Masonite International Corp.	8	1,010
*MasTec, Inc.	3,554	370,895
Matson, Inc.	16	1,045
Matthews International Corp., Class A	8	331
Maxar Technologies, Inc.	24	931
McGrath RentCorp.	533	43,695
*Mercury Systems, Inc.	16	1,204
*Meritor, Inc.	2,862	77,360
*Mesa Air Group, Inc.	16	180
*Middleby Corp. (The)	1,524	276,332
Miller Industries, Inc.	8	344
*Mistras Group, Inc.	8	89
Moog, Inc., Class A	8	692
*MRC Global, Inc.	32	301
MSA Safety, Inc.	1,403	225,546
MSC Industrial Direct Co., Inc.	16	1,443
Mueller Industries, Inc.	16	718
Mueller Water Products, Inc., Class A	5,997	86,117
*MYR Group, Inc.	371	28,901
National Presto Industries, Inc.	29	2,984
Nielsen Holdings PLC	10,089	258,783
NL Industries, Inc.	8	57
*NN, Inc.	8	58
Nordson Corp.	1,004	212,256
Norfolk Southern Corp.	4,016	1,121,428
Northrop Grumman Corp.	3,012	1,067,573
*Northwest Pipe Co.	51	1,697
*NOW, Inc.	530	5,205
*NV5 Global, Inc.	2,580	232,535

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
nVent Electric PLC	56	1,705
Old Dominion Freight Line, Inc.	2,528	651,744
Omega Flex, Inc.	33	5,247
*Orion Energy Systems, Inc.	16	96
*Orion Group Holdings, Inc.	8	43
Oshkosh Corp.	16	1,991
Otis Worldwide Corp.	9,031	703,244
Owens Corning	2,510	242,993
PACCAR, Inc.	7,372	662,595
*PAM Transportation Services, Inc.	48	2,780
Pangaea Logistics Solutions, Ltd.	8	31
Park Aerospace Corp.	8	108
Parker-Hannifin Corp.	3,024	948,961
Park-Ohio Holdings Corp.	8	290
*Parsons Corp.	24	1,064
Patrick Industries, Inc.	8	717
Pentair PLC	4,016	259,072
*Perma-Fix Environmental Services, Inc.	8	60
*PGT Innovations, Inc.	16	421
Pitney Bowes, Inc.	10,971	81,953
*Plug Power, Inc.	5,093	145,201
Powell Industries, Inc.	8	282
Preformed Line Products Co.	20	1,324
Primoris Services Corp.	24	784
*Proto Labs, Inc.	8	896
*Quad/Graphics, Inc.	16	58
Quanex Building Products Corp.	16	437
Quanta Services, Inc.	3,012	291,080
*Quest Resource Holding Corp.	8	30
*Radiant Logistics, Inc.	16	107
Raven Industries, Inc.	16	650
Raytheon Technologies Corp.	25,136	2,092,321
*RBC Bearings, Inc.	8	1,595
Regal Beloit Corp.	1,498	216,356
Republic Services, Inc.	7,030	747,289
*Resideo Technologies, Inc.	48	1,440
Resources Connection, Inc.	8	113
*REV Group, Inc.	24	438
Rexnord Corp.	5,707	284,951
Robert Half International, Inc.	3,105	272,029
Rockwell Automation, Inc.	2,510	663,293
Rollins, Inc.	7,880	293,766
Roper Technologies, Inc.	2,284	1,019,669
Rush Enterprises, Inc., Class A	66	3,258
Rush Enterprises, Inc., Class B	58	2,540
Ryder System, Inc.	1,506	120,239
*Saia, Inc.	8	1,876
Schneider National, Inc., Class B	24	582
*Sensata Technologies Holding PLC	2,461	142,098
Shyft Group, Inc. (The)	8	283
*Sifco Industries, Inc.	150	2,109
Simpson Manufacturing Co., Inc.	16	1,803
*SiteOne Landscape Supply, Inc.	1,606	288,084
*SkyWest, Inc.	6,495	322,542
Snap-on, Inc.	1,506	357,826
*Southwest Airlines Co.	11,561	725,800
*SP Plus Corp.	8	275

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
Spirit AeroSystems Holdings, Inc., Class A	1,804	82,425
*Spirit Airlines, Inc.	32	1,146
*SPX Corp.	16	971
SPX FLOW, Inc.	16	1,065
Standex International Corp.	72	6,827
Stanley Black & Decker, Inc.	3,992	825,426
Steelcase, Inc., Class A	40	552
*Stericycle, Inc.	4,478	341,582
*Sterling Construction Co., Inc.	8	167
*Sunrun, Inc.	4,028	197,372
Systemax, Inc.	8	342
*Team, Inc.	8	79
*Teledyne Technologies, Inc.	1,004	449,541
Tennant Co.	409	32,274
Terex Corp.	24	1,128
Tetra Tech, Inc.	1,940	247,602
*Textainer Group Holdings, Ltd.	24	615
Textron, Inc.	5,522	354,733
*Thermon Group Holdings, Inc.	16	306
Timken Co. (The)	2,544	213,365
*Titan International, Inc.	24	259
*Titan Machinery, Inc.	8	209
Toro Co. (The)	2,974	340,820
*TPI Composites, Inc.	8	425
Trane Technologies PLC	5,029	874,191
*Transcat, Inc.	164	8,200
*TransDigm Group, Inc.	1,004	616,195
TransUnion	4,533	474,106
*Trex Co., Inc.	2,008	216,844
*TriMas Corp.	6,612	210,526
*TriNet Group, Inc.	2,000	157,420
Trinity Industries, Inc.	40	1,106
Triton International, Ltd.	2,510	125,927
*TrueBlue, Inc.	16	453
*Tutor Perini Corp.	68	1,095
*Twin Disc, Inc.	8	84
*Uber Technologies, Inc.	8,488	464,888
UFP Industries, Inc.	24	2,017
*Ultralife Corp.	8	63
UniFirst Corp.	8	1,794
Union Pacific Corp.	12,048	2,675,740
*United Airlines Holdings, Inc.	7,028	382,323
United Parcel Service, Inc., Class B	12,048	2,456,105
*United Rentals, Inc.	2,008	642,460
*Univar Solutions, Inc.	64	1,494
Universal Logistics Holdings, Inc.	8	200
*Upwork, Inc.	19	875
*US Xpress Enterprises, Inc., Class A	16	164
Valmont Industries, Inc.	8	1,975
*Vectrus, Inc.	8	419
Verisk Analytics, Inc.	3,514	661,335
*Veritiv Corp.	8	335
*Viad Corp.	8	333
*Vicor Corp.	465	42,887
#*Virgin Galactic Holdings, Inc.	4,103	90,881
VSE Corp.	44	1,899
Wabash National Corp.	69	1,215

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDUSTRIALS, continued
Waste Management, Inc.	8,041	1,109,417
WatsCo., Inc.	502	147,016
Watts Water Technologies, Inc., Class A	8	996
*Welbilt, Inc.	444	9,919
Werner Enterprises, Inc.	2,008	92,830
Westinghouse Air Brake Technologies Corp.	4,016	329,593
*Willdan Group, Inc.	43	1,641
*WillScot Mobile Mini Holdings Corp.	6,717	196,607
Woodward, Inc.	3,976	497,040
WW Grainger, Inc.	1,004	435,274
*XPO Logistics, Inc.	2,008	279,353
Xylem, Inc.	3,527	390,263
*Yellow Corp.	629	5,768

		81,721,884

INFORMATION TECHNOLOGY (25.2%)
*2U, Inc.	24	942
*3D Systems Corp.	68	1,465
*A10 Networks, Inc.	24	208
Accenture PLC, Class A	11,551	3,349,443
*ACI Worldwide, Inc.	40	1,511
*ACM Research, Inc., Class A	527	41,607
*ADDvantage Technologies Group, Inc.	8	16
*Adobe, Inc.	7,530	3,827,800
ADTRAN, Inc.	16	273
Advanced Energy Industries, Inc.	16	1,765
*Advanced Micro Devices, Inc.	13,837	1,129,376
*Agilysys, Inc.	8	403
*Akamai Technologies, Inc.	4,016	436,539
*Alarm.com Holdings, Inc.	16	1,436
*Alithya Group, Inc., Class A	648	1,452
Alliance Data Systems Corp.	1,540	181,489
*Alpha & Omega Semiconductor, Ltd.	8	249
*Altair Engineering, Inc., Class A	264	17,160
*Alteryx, Inc., Class A	1,120	91,560
*Ambarella, Inc.	8	780
Amdocs, Ltd.	3,017	231,525
American Software, Inc., Class A	8	166
Amkor Technology, Inc.	6,037	122,068
Amphenol Corp., Class A	14,083	948,349
*Amtech Systems, Inc.	8	84
Analog Devices, Inc.	6,024	922,636
*Anaplan, Inc.	24	1,432
*ANSYS, Inc.	1,510	552,147
*Appfolio, Inc., Class A	817	118,163
#*Appian Corp.	8	969
Apple, Inc.	293,616	38,598,759
Applied Materials, Inc.	16,878	2,239,879
*Applied Optoelectronics, Inc.	8	59
*Arista Networks, Inc.	1,506	474,646
*Arlo Technologies, Inc.	24	147
*Arrow Electronics, Inc.	2,008	229,053
*Aspen Technology, Inc.	1,506	197,045
*Asure Software, Inc.	8	64
*Atlassian Corp. PLC, Class A	1,273	302,414
*Autodesk, Inc.	4,016	1,172,311
Automatic Data Processing, Inc.	8,030	1,501,530

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
*Avalara, Inc.	1,593	225,744
*Avaya Holdings Corp.	2,068	59,496
*Aviat Networks, Inc.	58	1,880
*Avid Technology, Inc.	16	364
Avnet, Inc.	4,992	219,249
*Aware, Inc.	16	56
*Axcelis Technologies, Inc.	16	664
*AXT, Inc.	16	158
Badger Meter, Inc.	8	747
Bel Fuse, Inc., Class B	129	2,571
Belden, Inc.	16	692
Benchmark Electronics, Inc.	16	480
BK Technologies Corp.	8	37
*Black Knight, Inc.	3,871	280,338
*Blackbaud, Inc.	1,594	113,365
*Blackline, Inc.	1,061	123,140
*BM Technologies, Inc.	2	20
Booz Allen Hamilton Holding Corp.	3,012	249,845
*Bottomline Technologies DE, Inc.	275	13,354
*Brightcove, Inc.	8	116
Broadcom, Inc.	7,530	3,435,186
Broadridge Financial Solutions, Inc.	2,510	398,161
Brooks Automation, Inc.	2,572	260,621
*CACI International, Inc., Class A	502	127,940
*Cadence Design Systems, Inc.	5,522	727,634
*CalAmp Corp.	16	220
*Calix, Inc.	3,673	155,331
*Cardtronics PLC, Class A	619	24,042
*Casa Systems, Inc.	16	125
Cass Information Systems, Inc.	8	367
CDK Global, Inc.	3,210	172,024
CDW Corp. de	3,514	626,652
#*Cerence, Inc.	1,992	192,049
*Ceridian HCM Holding, Inc.	3,548	335,215
*CEVA, Inc.	8	444
*ChannelAdvisor Corp.	16	338
*Ciena Corp.	3,085	155,700
*Cirrus Logic, Inc.	3,163	235,359
Cisco Systems, Inc.	73,363	3,734,910
Citrix Systems, Inc.	2,494	308,882
*Clearfield, Inc.	8	275
*Cloudera, Inc.	8,502	107,890
CMC Materials, Inc.	8	1,467
Cognex Corp.	3,012	259,393
Cognizant Technology Solutions Corp., Class A	12,550	1,009,020
*Cognyte Software, Ltd.	24	627
*Coherent, Inc.	8	2,080
*Cohu, Inc.	245	9,802
*CommScope Holding Co., Inc.	169	2,780
*CommVault Systems, Inc.	16	1,112
Comtech Telecommunications Corp.	8	192
*Concentrix Corp.	424	65,881
*Conduent, Inc.	9,060	61,608
Corning, Inc.	14,880	657,845
*Coupa Software, Inc.	502	135,058
*Cree, Inc.	2,510	249,544
CSG Systems International, Inc.	1,548	71,193

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
CTS Corp.	16	520
*Daktronics, Inc.	16	99
*Dell Technologies, Inc.	1,891	185,942
*Digi International, Inc.	8	143
*Digital Turbine, Inc.	1,533	115,634
*Diodes, Inc.	16	1,229
*DocuSign, Inc.	2,364	527,030
Dolby Laboratories, Inc., Class A	1,506	152,814
*Dropbox, Inc., Class A	6,932	178,152
*DSP Group, Inc.	8	111
*DXC Technology Co.	6,038	198,711
*Dynatrace, Inc.	5,615	292,205
*DZS, Inc.	8	120
Ebix, Inc.	16	482
*EchoStar Corp., Class A	62	1,516
*eGain Corp.	16	157
*Elastic NV	1,029	124,118
*EMCORE Corp.	8	50
Entegris, Inc.	3,530	397,407
*Envestnet, Inc.	16	1,181
*EPAM Systems, Inc.	1,004	459,581
*ePlus, Inc.	13	1,305
*Euronet Worldwide, Inc.	2,117	303,641
*Everi Holdings, Inc.	40	707
EVERTEC, Inc.	3,294	131,431
*Evo Payments, Inc., Class A	1,004	28,624
*ExlService Holdings, Inc.	8	739
*F5 Networks, Inc.	1,697	316,932
*Fabrinet	16	1,370
*Fair Isaac Corp.	502	261,748
*FARO Technologies, Inc.	2,585	196,059
#*Fastly, Inc., Class A	1,647	105,194
Fidelity National Information Services, Inc.	9,574	1,463,865
*FireEye, Inc.	96	1,908
*First Solar, Inc.	2,510	192,090
*Fiserv, Inc.	8,536	1,025,344
*Five9, Inc.	8	1,504
*FleetCor Technologies, Inc.	2,008	577,742
*Flex, Ltd.	10,633	185,014
FLIR Systems, Inc.	1,744	104,588
*FormFactor, Inc.	24	940
*Fortinet, Inc.	3,514	717,664
*Gartner, Inc.	2,008	393,327
*Genasys, Inc.	335	2,094
Genpact, Ltd.	4,623	219,731
Global Payments, Inc.	4,536	973,562
*Globant SA	1,551	355,458
*GoDaddy, Inc., Class A	3,514	305,085
*GreenSky, Inc., Class A	8	49
*GSI Technology, Inc.	8	47
#*GTT Communications, Inc.	289	465
*GTY Technology Holdings, Inc.	24	122
*Guidewire Software, Inc.	1,506	158,898
Hackett Group, Inc. (The)	8	133
*Harmonic, Inc.	24	188
Hewlett Packard Enterprise Co.	28,525	456,970
HP, Inc., Class A	26,991	920,663

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
*HubSpot, Inc.	502	264,278
*I3 Verticals, Inc., Class A	8	266
*Ichor Holdings, Ltd.	8	446
*Identiv, Inc.	8	128
*IEC Electronics Corp.	8	98
*II-VI, Inc.	3,150	211,491
*Immersion Corp.	8	69
*Impinj, Inc.	8	380
*Infinera Corp.	8,175	75,373
*Information Services Group, Inc.	8	36
*Insight Enterprises, Inc.	4,408	442,431
Intel Corp.	90,599	5,212,160
*Intellicheck, Inc.	8	80
InterDigital, Inc.	186	12,912
International Business Machines Corp.	21,084	2,991,398
*Intevac, Inc.	8	51
Intuit, Inc.	3,956	1,630,505
*IPG Photonics Corp.	1,004	217,978
*Iteris, Inc.	16	108
*Itron, Inc.	2,016	181,319
*J2 Global, Inc.	1,004	121,484
Jabil, Inc.	4,552	238,616
Jack Henry & Associates, Inc.	1,506	245,222
Juniper Networks, Inc.	7,521	190,958
KBR, Inc.	3,435	135,889
*Key Tronic Corp.	136	947
*Keysight Technologies, Inc.	4,518	652,173
*Kimball Electronics, Inc., Class B	137	3,152
KLA Corp.	3,514	1,108,140
*Knowles Corp.	446	9,321
Kulicke & Soffa Industries, Inc.	7,018	398,973
*KVH Industries, Inc.	8	107
Lam Research Corp.	2,510	1,557,329
*Lantronix, Inc.	294	1,605
*Lattice Semiconductor Corp.	318	15,999
Leidos Holdings, Inc.	3,514	355,898
*Limelight Networks, Inc.	32	100
Littelfuse, Inc.	997	264,444
*LiveRamp Holdings, Inc.	24	1,176
*Lumentum Holdings, Inc.	3,295	280,240
*Luna Innovations, Inc.	8	91
*MACOM Technology Solutions Holdings, Inc.	2,080	117,749
*MagnaChip Semiconductor Corp.	16	400
*Manhattan Associates, Inc.	1,506	206,683
ManTech International Corp., Class A	8	683
Marvell Technology Group, Ltd.	162	147,258
Marvell Technology, Inc.	12,580	568,742
Mastercard, Inc., Class A	15,562	5,945,618
MAXIMUS, Inc.	2,383	218,378
*MaxLinear, Inc.	16	576
Mesa Laboratories, Inc.	38	9,449
Methode Electronics, Inc.	320	14,378
Microchip Technology, Inc.	5,522	829,901
*Micron Technology, Inc.	19,076	1,641,871
Microsoft Corp.	121,857	30,729,898
#*MicroStrategy, Inc.	67	44,030
*Mimecast, Ltd.	1,263	54,839

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
*Mitek Systems, Inc.	16	259
MKS Instruments, Inc.	1,004	179,826
*Model N, Inc.	8	318
*MoneyGram International, Inc.	24	166
*MongoDB, Inc.	996	296,270
Monolithic Power Systems, Inc.	502	181,413
Motorola Solutions, Inc.	3,514	661,686
*Napco Security Technologies, Inc.	485	16,155
National Instruments Corp.	40	1,656
*NCR Corp.	4,044	185,013
*NeoPhotonics Corp.	24	225
NetApp, Inc.	5,028	375,541
*NETGEAR, Inc.	47	1,749
*NetScout Systems, Inc.	10,029	262,710
*NetSol Technologies, Inc.	16	70
Network-1 Technologies, Inc.	16	52
*New Relic, Inc.	16	1,029
*nLight, Inc.	16	469
NortonLifeLock, Inc.	10,532	227,596
*Novanta, Inc.	8	1,054
*Nuance Communications, Inc.	5,526	293,817
NVIDIA Corp.	8,017	4,813,246
*Okta, Inc.	1,004	270,779
*ON Semiconductor Corp.	8,184	319,176
*One Stop Systems, Inc.	16	85
*OneSpan, Inc.	16	429
*Onto Innovation, Inc.	16	1,096
Oracle Corp.	35,680	2,704,187
*OSI Systems, Inc.	8	773
*Palo Alto Networks, Inc.	1,004	354,804
*Park City Group, Inc.	8	42
Paychex, Inc.	8,542	832,760
*Paycom Software, Inc.	1,007	387,101
*Paylocity Holding Corp.	1,004	194,013
*PayPal Holdings, Inc.	13,095	3,434,688
*Paysign, Inc.	29	111
PC Connection, Inc.	8	363
PCTEL, Inc.	8	53
*PDF Solutions, Inc.	16	284
Pegasystems, Inc.	1,050	133,287
*Perficient, Inc.	2,644	173,473
Perspecta, Inc.	56	1,639
*Pixelworks, Inc.	24	71
*Plexus Corp.	8	739
Power Integrations, Inc.	1,440	119,246
Progress Software Corp.	2,618	114,302
*Proofpoint, Inc.	1,805	310,659
*PTC, Inc.	2,987	391,118
*Pure Storage, Inc., Class A	87	1,759
*Q2 Holdings, Inc.	3,010	313,100
QAD, Inc., Class A	8	566
*Qorvo, Inc.	2,510	472,307
QUALCOMM, Inc.	19,061	2,645,667
*Qualys, Inc.	1,169	118,490
*QuickLogic Corp.	16	105
*Rambus, Inc.	10,775	204,509
*RealNetworks, Inc.	164	426

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
*Ribbon Communications, Inc.	56	378
Richardson Electronics, Ltd.	8	61
*Rimini Street, Inc.	8	63
*RingCentral, Inc., Class A	1,004	320,226
*Rogers Corp.	8	1,567
*Sabre Corp.	1,369	20,508
*Sailpoint Technologies Holdings, Inc.	24	1,172
*salesforce.com, Inc.	10,040	2,312,413
*Sanmina Corp.	570	23,279
Sapiens International Corp. NV	2,514	81,353
*ScanSource, Inc.	8	242
Science Applications International Corp.	2,145	191,806
Seagate Technology PLC	6,039	560,661
*SecureWorks Corp., Class A	8	104
*Semtech Corp.	4,631	313,704
*ServiceNow, Inc.	2,008	1,016,791
*ShotSpotter, Inc.	614	21,453
*Silicon Laboratories, Inc.	1,498	211,143
Skyworks Solutions, Inc.	4,016	728,221
*Slack Technologies, Inc., Class A	1,400	59,360
*SMART Global Holdings, Inc.	8	369
*Smartsheet, Inc., Class A	16	949
*Smith Micro Software, Inc.	24	135
*SolarEdge Technologies, Inc.	1,004	264,594
*SolarWinds Corp.	48	809
*Splunk, Inc.	2,018	255,116
*SPS Commerce, Inc.	72	7,376
*Square, Inc., Class A	2,469	604,461
SS&C Technologies Holdings, Inc.	5,028	373,178
*StarTek, Inc.	16	130
*Stratasys, Ltd.	24	538
#*SunPower Corp.	4,562	117,198
*Super Micro Computer, Inc.	235	8,700
*SVMK, Inc.	2,909	52,333
#Switch, Inc., Class A	1,426	26,481
*Sykes Enterprises, Inc.	6,652	291,557
*Synaptics, Inc.	2,817	394,014
#*Synchronoss Technologies, Inc.	8	27
SYNNEX Corp.	1,506	182,527
*Synopsys, Inc.	3,012	744,145
TE Connectivity, Ltd.	7,180	965,495
*Teradata Corp.	7,165	354,453
Teradyne, Inc.	4,016	502,321
*Tessco Technologies, Inc.	164	1,186
Texas Instruments, Inc.	17,570	3,171,561
*Trade Desk, Inc. (The), Class A	502	366,114
*TransAct Technologies, Inc.	102	1,296
*Trimble, Inc.	5,532	453,624
TTEC Holdings, Inc.	16	1,628
*TTM Technologies, Inc.	250	3,750
*Tucows, Inc., Class A	1,009	79,317
*Twilio, Inc., Class A	2,017	741,853
*Tyler Technologies, Inc.	580	246,419
Ubiquiti, Inc.	467	133,249
*Ultra Clean Holdings, Inc.	16	817
*Unisys Corp.	4,959	119,016
Universal Display Corp.	510	114,082

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INFORMATION TECHNOLOGY, continued
*Upland Software, Inc.	40	1,982
*Veeco Instruments, Inc.	16	368
*Verint Systems, Inc.	24	1,166
*VeriSign, Inc.	2,510	549,113
#*Verra Mobility Corp.	56	753
*Viasat, Inc.	24	1,243
*Viavi Solutions, Inc.	6,493	106,225
Visa, Inc., Class A	25,005	5,840,168
Vishay Intertechnology, Inc.	56	1,376
*Vishay Precision Group, Inc.	8	255
#*VMware, Inc., Class A	1,391	223,715
*Western Digital Corp.	8,032	567,300
Western Union Co. (The)	8,524	219,578
*WEX, Inc.	1,004	206,031
*Workday, Inc., Class A	1,488	367,536
Xerox Holdings Corp.	5,059	122,124
*Zebra Technologies Corp.	1,004	489,691
*Zendesk, Inc.	1,370	200,225
*Zix Corp.	16	126
*Zoom Video Communications, Inc., Class A	1,509	482,231
*Zscaler, Inc.	46	8,631

		187,752,117

MATERIALS (3.5%)
*Advanced Emissions Solutions, Inc.	8	38
*AdvanSix, Inc.	183	5,322
*AgroFresh Solutions, Inc.	8	17
Air Products and Chemicals, Inc.	3,518	1,014,873
Albemarle Corp.	2,510	422,107
*Alcoa Corp.	72	2,638
*Allegheny Technologies, Inc.	13,972	324,989
*Alpha Metallurgical Resources, Inc.	8	97
Amcor PLC	37,351	438,874
American Vanguard Corp.	8	158
*Ampco-Pittsburgh Corp.	80	606
AptarGroup, Inc.	1,506	227,120
Ashland Global Holdings, Inc.	2,494	215,008
Avery Dennison Corp.	2,008	430,053
Avient Corp.	2,033	103,215
*Axalta Coating Systems, Ltd.	6,101	194,561
Balchem Corp.	8	1,018
Ball Corp.	6,024	564,087
*Berry Global Group, Inc.	3,548	225,724
Boise Cascade Co.	3,503	233,720
Cabot Corp.	3,000	164,640
Caledonia Mining Corp. PLC	670	9,320
Carpenter Technology Corp.	836	31,659
Celanese Corp.	2,510	393,191
*Century Aluminum Co.	109	1,707
CF Industries Holdings, Inc.	5,522	268,535
Chase Corp.	40	4,738
Chemours Co. (The)	4,977	150,305
*Clearwater Paper Corp.	8	268
*Coeur Mining, Inc.	274	2,214
Commercial Metals Co.	5,060	147,853
Compass Minerals International, Inc.	1,654	112,340
Corteva, Inc.	15,060	734,326

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MATERIALS, continued
Crown Holdings, Inc.	3,514	385,837
*Domtar Corp.	5,600	220,752
Dow, Inc.	17,583	1,098,937
DuPont de Nemours, Inc.	9,091	701,007
*Eagle Materials, Inc.	1,498	206,934
Eastman Chemical Co.	3,012	347,555
Ecolab, Inc.	3,990	894,239
Element Solutions, Inc.	14,680	321,198
*Ferro Corp.	32	533
*Ferroglobe PLC	471	1,931
*Flotek Industries, Inc.	16	24
FMC Corp.	3,514	415,495
*Forterra, Inc.	628	14,733
Fortitude Gold Corp.	4	20
Freeport-McMoRan, Inc.	26,694	1,006,631
FutureFuel Corp.	8	102
*GCP Applied Technologies, Inc.	3,557	91,379
Glatfelter Corp.	552	8,125
Gold Resource Corp.	16	43
Graphic Packaging Holding Co.	7,051	130,796
Greif, Inc., Class A	996	60,268
Greif, Inc., Class B	8	478
Hawkins, Inc.	16	534
Haynes International, Inc.	8	234
HB Fuller Co.	16	1,069
Hecla Mining Co.	242	1,430
Huntsman Corp.	7,974	228,615
*Ingevity Corp.	1,016	79,329
Innospec, Inc.	8	779
International Flavors & Fragrances, Inc.	3,632	516,361
International Paper Co.	9,573	555,234
*Intrepid Potash, Inc.	38	1,222
*Koppers Holdings, Inc.	8	266
*Kraton Corp.	592	21,170
Kronos Worldwide, Inc.	33	561
Linde PLC	7,530	2,152,375
#*Livent Corp.	4,562	82,207
Louisiana-Pacific Corp.	24	1,581
LyondellBasell Industries NV, Class A	8,534	885,317
Martin Marietta Materials, Inc.	1,506	531,799
Materion Corp.	249	17,632
*Mayville Engineering Co., Inc.	98	1,530
Mercer International, Inc.	898	14,808
Minerals Technologies, Inc.	16	1,250
Mosaic Co. (The)	7,535	265,081
Myers Industries, Inc.	16	361
Neenah, Inc.	156	8,295
NewMarket Corp.	502	173,988
Newmont Corp.	13,554	845,905
Nexa Resources SA	32	331
Nucor Corp.	7,028	578,123
*O-I Glass, Inc.	2,752	45,380
Olin Corp.	56	2,410
Olympic Steel, Inc.	137	3,980
Packaging Corp. of America	2,008	296,481
PPG Industries, Inc.	5,020	859,625
PQ Group Holdings, Inc.	8,853	123,942

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MATERIALS, continued
Quaker Chemical Corp.	502	121,660
*Ramaco Resources, Inc.	8	32
*Ranpak Holdings Corp.	87	1,673
*Rayonier Advanced Materials, Inc.	361	3,281
Reliance Steel & Aluminum Co.	1,506	241,427
*Resolute Forest Products, Inc.	984	13,304
Royal Gold, Inc.	1,507	168,573
RPM International, Inc.	3,633	344,554
*Ryerson Holding Corp.	16	254
Schnitzer Steel Industries, Inc.	597	28,184
Schweitzer-Mauduit International, Inc.	16	731
Scotts Miracle-Gro Co. (The)	1,506	348,127
Sealed Air Corp.	3,035	149,929
Sensient Technologies Corp.	1,209	99,428
Sherwin-Williams Co. (The)	4,476	1,225,842
Silgan Holdings, Inc.	3,012	127,016
Sonoco Products Co.	2,510	164,305
Southern Copper Corp.	3,225	223,847
Steel Dynamics, Inc.	5,020	272,184
Stepan Co.	8	1,045
*Summit Materials, Inc., Class A	62	1,785
SunCoke Energy, Inc.	32	216
Tecnoglass, Inc.	8	96
*TimkenSteel Corp.	107	1,286
*Trecora Resources	8	61
Tredegar Corp.	16	234
Trinseo SA	1,896	117,381
Tronox Holdings PLC, Class A	4,143	87,832
*UFP Technologies, Inc.	61	3,054
United States Lime & Minerals, Inc.	26	3,593
United States Steel Corp.	18,041	415,123
*US Concrete, Inc.	8	507
Valvoline, Inc.	4,064	127,610
*Venator Materials PLC	754	3,491
Verso Corp., Class A	16	247
Vulcan Materials Co.	2,510	447,382
W R Grace & Co.	1,647	113,198
Warrior Met Coal, Inc.	696	11,032
Westlake Chemical Corp.	2,008	188,531
Westrock Co.	6,526	363,825
Worthington Industries, Inc.	16	1,044

		26,054,467

REAL ESTATE (0.2%)
*CBRE Group, Inc., Class A	7,530	641,556
*Cushman & Wakefield PLC	5,173	87,941
*eXp World Holdings, Inc.	788	27,076
*Five Point Holdings LLC, Class A	43	309
*Forestar Group, Inc.	24	608
*FRP Holdings, Inc.	429	21,776
*Howard Hughes Corp. (The)	1,004	108,372
*Jones Lang LaSalle, Inc.	1,004	188,662
Kennedy-Wilson Holdings, Inc.	2,930	60,211
*Marcus & Millichap, Inc.	1,482	52,344
*Maui Land & Pineapple Co., Inc.	8	90
Newmark Group, Inc., Class A	5,062	54,416
*Rafael Holdings, Inc., Class B	8	331

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
REAL ESTATE, continued
Re/Max Holdings, Inc.	8	294
*Realogy Holdings Corp.	6,601	114,065
*Redfin Corp.	1,524	107,869
RMR Group, Inc. (The), Class A	73	2,889
St Joe Co. (The)	1,505	68,914
*Stratus Properties, Inc.	41	1,441
*Tejon Ranch Co.	8	127

		1,539,291

UTILITIES (2.6%)
AES Corp. (The)	13,562	377,295
ALLETE, Inc.	1,915	134,739
Alliant Energy Corp.	5,020	281,973
Ameren Corp., Class A	5,020	425,897
American Electric Power Co., Inc.	7,530	667,986
American States Water Co.	93	7,365
American Water Works Co., Inc.	3,514	548,149
Artesian Resources Corp., Class A	10	404
*Atlantic Power Corp.	32	97
Atlantica Sustainable Infrastructure PLC	40	1,542
Atmos Energy Corp.	2,510	260,011
Avangrid, Inc.	32	1,629
Avista Corp.	8,582	394,944
Black Hills Corp.	24	1,656
California Water Service Group	16	940
CenterPoint Energy, Inc.	11,386	278,843
Chesapeake Utilities Corp.	502	59,497
Clearway Energy, Inc., Class A	8	213
Clearway Energy, Inc., Class C	24	689
CMS Energy Corp.	5,522	355,562
Consolidated Edison, Inc.	6,526	505,178
Dominion Energy, Inc.	12,048	962,635
DTE Energy Co.	4,016	562,320
Duke Energy Corp.	11,044	1,112,020
Edison International	7,530	447,658
Entergy Corp.	4,016	438,909
Essential Utilities, Inc.	5,096	240,174
Evergy, Inc.	4,518	289,016
Eversource Energy	7,028	605,954
Exelon Corp.	19,128	859,612
FirstEnergy Corp.	10,048	381,020
Genie Energy, Ltd., Class B	8	45
Global Water Resources, Inc.	82	1,398
Hawaiian Electric Industries, Inc.	46	1,981
IDACorp., Inc.	16	1,640
MDU Resources Group, Inc.	5,021	168,003
MGE Energy, Inc.	162	12,119
Middlesex Water Co.	1,490	122,210
National Fuel Gas Co.	32	1,589
New Jersey Resources Corp.	2,094	87,843
NextEra Energy, Inc.	28,120	2,179,581
NiSource, Inc.	7,530	195,931
Northwest Natural Holding Co.	8	431
NorthWestern Corp.	16	1,088
NRG Energy, Inc.	6,028	215,923
OGE Energy Corp.	17,130	574,883
ONE Gas, Inc.	16	1,288

Dimensional US Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
UTILITIES, continued
#Ormat Technologies, Inc.	1,004	72,690
Otter Tail Corp.	31	1,464
*PG&E Corp.	39,635	448,668
Pinnacle West Capital Corp.	2,510	212,471
Portland General Electric Co.	5,147	261,776
PPL Corp.	14,608	425,531
Public Service Enterprise Group, Inc.	9,546	602,925
*Pure Cycle Corp.	726	11,086
Sempra Energy	5,522	759,662
SJW Group	8	524
South Jersey Industries, Inc.	40	990
Southern Co. (The)	14,839	981,897
Southwest Gas Holdings, Inc.	16	1,116
Spark Energy, Inc., Class A	8	85
Spire, Inc.	178	13,411
*Sunnova Energy International, Inc.	1,987	70,181
UGI Corp.	4,369	190,969
Unitil Corp.	8	461
Vistra Corp.	12,051	203,300
WEC Energy Group, Inc.	6,024	585,352
Xcel Energy, Inc.	10,542	751,645
York Water Co. (The)	8	413

		19,366,497

TOTAL COMMON STOCKS (Cost $675,661,032)		739,762,876

TOTAL INVESTMENT SECURITIES (Cost $675,661,032)		739,762,876

SECURITIES LENDING COLLATERAL — (0.6%)
@§The DFA Short Term Investment Fund	375,546	4,345,070

TOTAL INVESTMENTS (Cost $680,006,102) — 100.0%		$744,107,946

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.4%)
AUSTRALIA (6.7%)
5G Networks, Ltd.	40	37
*A2B Australia, Ltd.	92	91
Accent Group, Ltd.	272	618
Adairs, Ltd.	92	330
Adbri, Ltd.	288	716
*Advance NanoTek, Ltd.	16	48
*Aeris Resources, Ltd.	1,048	81
*Afterpay, Ltd.	1,438	130,684
AGL Energy, Ltd.	14,736	101,649
#*»Alkane Resources, Ltd.	276	157
*Alliance Aviation Services, Ltd.	368	1,194
ALS, Ltd.	11,346	92,375
Altium, Ltd.	1,925	44,089
Alumina, Ltd.	4,497	6,009
*AMA Group, Ltd.	1,351	579
Ampol, Ltd.	3,655	72,249
Ansell, Ltd.	2,657	86,735
APA Group	19,887	154,078
Appen, Ltd.	1,204	14,564
ARB Corp., Ltd.	40	1,209
*Ardent Leisure Group, Ltd.	420	281
Aristocrat Leisure, Ltd.	8,793	252,465
*Artemis Resources, Ltd.	496	44
Asaleo Care, Ltd.	260	283
ASX, Ltd.	2,886	162,694
Atlas Arteria, Ltd.	18,915	88,250
AUB Group, Ltd.	109	1,718
Aurelia Metals, Ltd.	8,745	2,837
Aurizon Holdings, Ltd.	41,513	120,250
AusNet services	1,164	1,704
Austal, Ltd.	264	492
Austin Engineering, Ltd.	396	44
Australia & New Zealand Banking Group, Ltd.	35,542	789,041
*Australian Agricultural Co., Ltd.	990	879
Australian Ethical Investment, Ltd.	56	378
Australian Finance Group, Ltd.	965	2,102
Australian Pharmaceutical Industries, Ltd.	1,902	1,741
Australian Vintage, Ltd.	136	78
Auswide Bank, Ltd.	45	223
#Ava Risk Group, Ltd.	68	23
AVJennings, Ltd.	108	45
Baby Bunting Group, Ltd.	1,268	6,151
Bank of Queensland, Ltd.	463	3,226
Bapcor, Ltd.	4,436	26,453
Base Resources, Ltd.	260	55
Beach Energy, Ltd.	40,356	39,746
Beacon Lighting Group, Ltd.	72	101
Bega Cheese, Ltd.	217	1,071
Bell Financial Group, Ltd.	108	150
Bendigo & Adelaide Bank, Ltd.	24,806	197,937
BHP Group PLC	32,512	983,336
BHP Group, Ltd.	49,797	1,834,817
Bingo Industries, Ltd.	2,293	6,040
Blackmores, Ltd.	8	443
BlueScope Steel, Ltd.	592	9,887

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
AUSTRALIA, continued
*Boral, Ltd.	24,627	117,944
Brambles, Ltd.	30,006	241,053
Bravura Solutions, Ltd.	632	1,377
Breville Group, Ltd.	2,880	57,997
Brickworks, Ltd.	52	815
BSA, Ltd.	228	55
*Bubs Australia, Ltd.	224	71
BWX, Ltd.	273	991
*Byron Energy, Ltd.	392	35
Capitol Health, Ltd.	664	192
Capral, Ltd.	12	68
carsales.com, Ltd.	4,896	75,222
Cash Converters International, Ltd.	292	52
*Catapult Group International, Ltd.	60	95
Cedar Woods Properties, Ltd.	396	2,248
*Central Petroleum, Ltd.	400	37
Challenger, Ltd.	396	1,563
*Champion Iron, Ltd.	228	1,199
*CIMIC Group, Ltd.	1,262	18,912
*City Chic Collective, Ltd.	128	463
Class, Ltd.	68	81
Cleanaway Waste Management, Ltd.	49,961	109,989
*ClearView Wealth, Ltd.	180	70
Clinuvel Pharmaceuticals, Ltd.	20	449
#Clover Corp., Ltd.	100	145
Cochlear, Ltd.	999	171,699
Codan, Ltd.	92	1,270
Coles Group, Ltd.	19,317	243,518
Collins Foods, Ltd.	6,037	53,022
Commonwealth Bank of Australia	23,450	1,612,869
Computershare, Ltd.	10,240	111,688
*Cooper Energy, Ltd.	1,128	213
*Corporate Travel Management, Ltd.	2,305	32,957
Costa Group Holdings, Ltd.	6,392	23,009
Credit Corp. Group, Ltd.	4,025	90,258
*Crown Resorts, Ltd.	5,665	53,474
CSL, Ltd.	6,549	1,371,740
CSR, Ltd.	1,070	4,934
*Dacian Gold, Ltd.	316	87
Data#3, Ltd.	92	442
#Dicker Data, Ltd.	452	3,669
*Domain Holdings Australia, Ltd.	132	518
Domino’s Pizza Enterprises, Ltd.	1,110	91,444
Downer EDI, Ltd.	16,795	73,040
Eagers Automotive, Ltd.	3,111	37,632
*Eclipx Group, Ltd.	312	460
Elders, Ltd.	9,469	89,016
*Elmo Software, Ltd.	24	106
*Emeco Holdings, Ltd.	3,967	2,911
Empired, Ltd.	120	74
Enero Group, Ltd.	40	99
EQT Holdings, Ltd.	8	151
*Estia Health, Ltd.	1,588	3,018
*EVENT Hospitality and Entertainment, Ltd.	560	5,537
Evolution Mining, Ltd.	4,337	15,511
*Experience Co., Ltd.	228	48
Fiducian Group, Ltd.	12	63
Finbar Group, Ltd.	100	63

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
AUSTRALIA, continued
Fleetwood, Ltd.	56	110
#*Flight Centre Travel Group, Ltd.	297	3,843
Fortescue Metals Group, Ltd.	26,854	468,594
*G8 Education, Ltd.	29,130	22,502
*Galaxy Resources, Ltd.	4,635	14,071
*Genworth Mortgage Insurance Australia, Ltd.	1,639	3,469
Gold Road Resources, Ltd.	739	731
Gra Incorp., Ltd., Class A	23,699	93,362
*GTN, Ltd.	136	46
GUD Holdings, Ltd.	2,471	25,481
GWA Group, Ltd.	142	328
Hansen Technologies, Ltd.	112	492
Harvey Norman Holdings, Ltd.	10,785	43,904
*Helloworld Travel, Ltd.	40	58
*HT&E, Ltd.	956	1,329
HUB24, Ltd.	32	625
#*Humm Group, Ltd.	2,172	1,502
*Huon Aquaculture Group, Ltd.	28	54
IDP Education, Ltd.	2,331	40,909
IGO, Ltd.	27,820	160,957
Iluka Resources, Ltd.	13,683	81,807
Image Resources NL	320	42
Imdex, Ltd.	2,549	3,741
*Incitec Pivot, Ltd.	51,723	105,877
Infomedia, Ltd.	276	336
Inghams Group, Ltd.	54,706	138,183
Insurance Australia Group, Ltd.	28,883	109,322
Integral Diagnostics, Ltd.	100	352
Integrated Research, Ltd.	72	141
InvoCare, Ltd.	5,418	47,292
IOOF Holdings, Ltd.	11,456	32,300
IPH, Ltd.	12,027	65,775
IRESS, Ltd.	12,623	98,287
IVE Group, Ltd.	96	102
*Japara Healthcare, Ltd.	168	131
JB Hi-Fi, Ltd.	2,449	87,549
Johns Lyng Group, Ltd.	84	266
Jumbo Interactive, Ltd.	32	348
*»Juno Minerals, Ltd.	54	3
Jupiter Mines, Ltd.	876	230
Lendlease Corp., Ltd.	12,036	118,168
Lifestyle Communities, Ltd.	275	2,968
*»LI-S Energy, Ltd.	3	—
*Livetiles, Ltd.	288	42
Lovisa Holdings, Ltd.	639	7,226
MACA, Ltd.	250	179
Macmahon Holdings, Ltd.	1,120	164
Macquarie Group, Ltd.	3,667	454,601
Magellan Financial Group, Ltd.	2,220	83,170
*Mayne Pharma Group, Ltd.	10,100	3,160
McMillan Shakespeare, Ltd.	52	446
McPherson’s, Ltd.	80	95
Medibank Pvt, Ltd.	50,971	121,268
Medusa Mining, Ltd.	192	119
#*Mesoblast, Ltd.	10,356	15,639
Metcash, Ltd.	21,576	59,166
*Mincor Resources NL	792	615
Mineral Resources, Ltd.	738	27,221

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
AUSTRALIA, continued
MNF Group, Ltd.	36	161
Moelis Australia, Ltd.	40	168
Monadelphous Group, Ltd.	1,607	15,827
Monash IVF Group, Ltd.	1,890	1,248
Money3 Corp., Ltd.	400	964
MotorCycle Holdings, Ltd.	32	69
Mount Gibson Iron, Ltd.	364	260
*Myer Holdings, Ltd.	796	194
MyState, Ltd.	344	1,169
*Nanosonics, Ltd.	92	428
National Australia Bank, Ltd.	49,193	1,013,059
Navigator Global Investments, Ltd.	827	977
*Nearmap, Ltd.	196	322
Netwealth Group, Ltd.	79	909
New Hope Corp., Ltd.	3,323	2,990
Newcrest Mining, Ltd.	10,514	215,384
*NEXTDC, Ltd.	6,399	57,288
nib holdings, Ltd.	679	3,241
Nick Scali, Ltd.	683	5,925
Nine Entertainment Co. Holdings, Ltd.	28,164	62,003
Northern Star Resources, Ltd.	34,774	282,314
NRW Holdings, Ltd.	27,557	41,402
*Nufarm, Ltd.	27,324	110,387
Objective Corp., Ltd.	12	122
*OceanaGold Corp.	7,792	12,985
OFX Group, Ltd.	160	149
Oil Search, Ltd.	57,647	169,212
Omni Bridgeway, Ltd.	1,885	5,460
*oOh!media, Ltd.	22,665	29,938
Orica, Ltd.	6,891	72,179
Origin Energy, Ltd.	31,019	99,676
*Orocobre, Ltd.	2,915	15,199
Orora, Ltd.	1,621	3,982
OZ Minerals, Ltd.	11,737	217,046
Pacific Smiles Group, Ltd.	36	79
Pact Group Holdings, Ltd.	172	482
*Palla Pharma, Ltd.	60	21
*Panoramic Resources, Ltd.	736	91
#*Pantoro, Ltd.	480	78
Peet, Ltd.	280	266
Pendal Group, Ltd.	148	843
People Infrastructure, Ltd.	40	139
Perenti Global, Ltd.	520	438
Perpetual, Ltd.	1,874	50,158
*Perseus Mining, Ltd.	912	863
*Pilbara Minerals, Ltd.	910	801
Platinum Asset Management, Ltd.	639	2,330
PPK Group, Ltd.	8	52
*Praemium, Ltd.	256	153
Premier Investments, Ltd.	3,280	66,609
#Pro Medicus, Ltd.	2,613	95,289
Probiotec, Ltd.	32	51
Propel Funeral Partners, Ltd.	44	107
PWR Holdings, Ltd.	48	222
*Qantas Airways, Ltd.	12,402	47,421
QANTM Intellectual Property, Ltd.	68	57
QBE Insurance Group, Ltd.	25,943	197,591
Qube Holdings, Ltd.	30,760	71,519

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
AUSTRALIA, continued
Ramelius Resources, Ltd.	36,264	47,621
Ramsay Health Care, Ltd.	3,330	173,165
REA Group, Ltd.	28	3,425
*Red 5, Ltd.	1,236	177
*Red River Resources, Ltd.	236	40
*Redbubble, Ltd.	60	190
Redcape Hotel Group	252	197
Reece, Ltd.	4,567	71,508
Regis Healthcare, Ltd.	104	185
*»Regis Resources, Ltd.	217	436
Regis Resources, Ltd.	462	928
*Reject Shop, Ltd. (The)	28	131
Resimac Group, Ltd.	68	126
#*Resolute Mining, Ltd.	3,060	1,146
*Retail Food Group, Ltd.	1,588	91
Rhipe, Ltd.	56	86
*Ridley Corp., Ltd.	132	109
*RPMGlobal Holdings, Ltd.	84	95
Sandfire Resources, Ltd.	17,827	92,538
Santos, Ltd.	40,467	218,186
SEEK, Ltd.	9,610	229,898
#Select Harvests, Ltd.	1,124	5,331
Senex Energy, Ltd.	124	302
Servcorp, Ltd.	36	99
Service Stream, Ltd.	2,761	2,186
Seven Group Holdings, Ltd.	1,172	19,501
SG Fleet Group, Ltd.	84	197
Sigma Healthcare, Ltd.	8,845	4,099
*Silver Lake Resources, Ltd.	89,310	120,383
*Silver Mines, Ltd.	448	83
SmartGroup Corp., Ltd.	80	435
Sonic Healthcare, Ltd.	8,348	231,369
South32, Ltd.	142,948	318,011
Spark Infrastructure Group	30,638	51,829
SRG Global, Ltd.	300	104
St Barbara, Ltd.	32,265	45,983
*Star Entertainment Grp, Ltd. (The)	19,156	58,892
Steadfast Group, Ltd.	14,342	46,197
Suncorp Group, Ltd.	22,235	180,514
Super Retail Group, Ltd.	3,790	34,926
#*Superloop, Ltd.	388	313
*Sydney Airport	22,225	106,268
*Syrah Resources, Ltd.	276	250
Tabcorp Holdings, Ltd.	38,805	148,976
Tassal Group, Ltd.	947	2,699
Technology One, Ltd.	7,027	51,458
Telstra Corp., Ltd.	66,668	174,578
*Temple & Webster Group, Ltd.	32	264
Transurban Group	34,141	373,695
Treasury Wine Estates, Ltd.	13,682	106,110
Virtus Health, Ltd.	403	1,781
Vita Group, Ltd.	106	68
Viva Energy Group, Ltd.	8,244	12,450
*Vocus Group, Ltd.	7,439	31,432
*Wagners Holding Co., Ltd.	44	81
*Webjet, Ltd.	22,471	86,789
Wesfarmers, Ltd.	14,273	596,573
Western Areas, Ltd.	2,849	5,084

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
AUSTRALIA, continued
*Westgold Resources, Ltd.	3,503	5,845
Westpac Banking Corp.	45,577	879,446
#*Whitehaven Coal, Ltd.	46,550	46,026
WiseTech Global, Ltd.	1,221	29,644
Woodside Petroleum, Ltd.	19,349	341,669
Woolworths Group, Ltd.	20,125	610,941
Worley, Ltd.	236	1,980
»WPP AUNZ, Ltd.	324	165

TOTAL Australia		21,070,439

AUSTRIA (0.4%)
Agrana Beteiligungs AG	12	260
*ams AG	663	11,507
ANDRITZ AG	2,045	111,272
AT&S Austria Technologie & Systemtechnik AG	92	3,550
BAWAG Group AG	1,687	91,265
#*DO & CO AG	4	342
*Erste Group Bank AG	5,109	182,047
EVN AG	33	754
*Flughafen Wien AG	4	146
*Kapsch TrafficCom AG	4	71
*Lenzing AG	1,324	175,003
Mayr Melnhof Karton AG	4	831
Oesterreichische Post AG	313	13,885
OMV AG	3,330	164,395
Palfinger AG	8	361
*POLYTEC Holding AG	12	157
*Porr AG	8	152
Raiffeisen Bank International AG	4,844	106,070
#*Rosenbauer International AG	4	274
S IMMO AG	28	728
S&T AG	1,684	45,774
Schoeller-Bleckmann Oilfield Equipment AG	8	343
Semperit AG Holding	4	182
Strabag SE	8	318
Telekom Austria AG	134	1,097
UNIQA Insurance Group AG	438	3,522
Verbund AG	888	73,011
Vienna Insurance Group AG Wiener Versicherung Gruppe	32	859
voestalpine AG	2,252	97,866
Wienerberger AG	2,624	103,040
Zumtobel Group AG	16	162

TOTAL Austria		1,189,244

BELGIUM (0.9%)
Ackermans & van Haaren NV	558	89,339
Ageas SA	3,441	208,606
*AGFA-Gevaert NV	108	532
*Akka Technologies	89	2,543
Anheuser-Busch InBev SA	12,675	897,641
*Barco NV	1,977	50,407
Bekaert SA	1,141	50,189
#*Biocartis Group NV	28	144
*bpost SA	5,056	53,834
*Cie d’Entreprises CFE	60	6,082
D’ieteren SA	217	23,602

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
BELGIUM, continued
Econocom Group SA	100	401
Elia Group SA	767	83,099
Etablissements Franz Colruyt NV	1,729	102,674
Euronav NV	25,387	218,939
*EVS Broadcast Equipment SA	8	169
*Exmar NV	28	118
Fagron	1,025	23,025
*Galapagos NV	555	43,354
Gimv NV	290	18,223
#Immobel SA	4	316
Ion Beam Applications	8	164
*Jensen-Group NV	8	273
*KBC Group NV	4,190	325,939
#*Kinepolis Group NV	8	435
Melexis NV	453	49,406
*Ontex Group NV	127	1,659
Orange Belgium SA	32	845
Proximus SADP	3,427	73,144
Recticel SA	20	306
Solvay SA, Class A	1,776	226,196
Telenet Group Holding NV	26	1,115
*Tessenderlo Group SA	44	1,880
UCB SA	1,649	152,970
Umicore SA	3,538	215,338
Van de Velde NV	4	123
*VGP NV	18	3,146
*Viohalco SA	36	219
*X-Fab Silicon Foundries SE	77	749

TOTAL Belgium		2,927,144

BERMUDA (0.0%)
*Hiscox, Ltd.	5,661	63,644

TOTAL Bermuda		63,644

CAMBODIA (0.0%)
Nagacorp, Ltd.	2,000	2,142

TOTAL Cambodia		2,142

CANADA (9.7%)
*5N Plus, Inc.	76	254
Absolute Software Corp.	1,767	26,443
#Acadian Timber Corp.	8	132
*Advantage Oil & Gas, Ltd.	132	350
Aecon Group, Inc.	1,949	29,563
#AG Growth International, Inc.	12	420
AGF Management, Ltd., Class B	48	297
Agnico Eagle Mines, Ltd.	4,329	270,325
*Air Canada	547	11,014
AirBoss of America Corp.	8	267
Alamos Gold, Inc.	16,939	135,628
*Alcanna, Inc.	20	123
Algoma Central Corp.	16	220
#Algonquin Power & Utilities Corp.	10,395	167,561
Alimentation Couche-Tard, Inc., Class B	13,877	469,824
AltaGas, Ltd.	5,443	101,630

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
CANADA, continued
Altius Minerals Corp.	36	490
Altus Group, Ltd.	819	41,350
Andrew Peller, Ltd., Class A	12	111
*Aphria, Inc.	2,959	45,412
#ARC Resources, Ltd.	31,486	197,843
*Aritzia, Inc.	86	2,144
Atco, Ltd., Class I	160	5,487
*ATS Automation Tooling Systems, Inc.	2,267	54,639
*Aurora Cannabis, Inc.	594	5,287
B2Gold Corp.	22,648	108,987
Badger Daylighting, Ltd.	989	33,428
Bank of Montreal	9,748	919,253
#Bank of Nova Scotia (The)	18,102	1,151,718
Barrick Gold Corp.	19,430	413,650
BCE, Inc.	2,442	115,331
Birchcliff Energy, Ltd.	192	487
Bird Construction, Inc.	8	59
*Black Diamond Group, Ltd.	68	218
*BlackBerry, Ltd.	2,218	19,598
BMTC Group, Inc.	4	48
Boralex, Inc., Class A	1,597	51,148
Brookfield Asset Management, Inc., Class A	13,345	607,804
BRP, Inc.	793	72,789
*CAE, Inc.	4,917	153,881
Calian Group, Ltd.	8	377
Cameco Corp.	7,697	129,264
Canaccord Genuity Group, Inc.	970	9,344
Canacol Energy, Ltd.	118	333
*Canada Goose Holdings, Inc.	1,968	83,091
Canadian Imperial Bank of Commerce	7,257	753,779
Canadian National Railway Co.	10,021	1,077,938
Canadian Natural Resources, Ltd.	27,223	825,630
Canadian Pacific Railway, Ltd.	1,776	662,225
Canadian Tire Corp., Ltd., Class A	781	124,381
Canadian Utilities, Ltd., Class B	4	109
Canadian Utilities, Ltd., Class A	1,237	35,324
Canadian Western Bank	130	3,572
*Canfor Corp.	109	2,720
*Canfor Pulp Products, Inc.	28	205
#*Canopy Growth Corp.	3,255	87,712
CanWel Building Materials Group, Ltd.	44	347
Capital Power Corp.	3,209	102,228
*Capstone Mining Corp.	44	196
Cascades, Inc.	1,744	20,443
CCL Industries, Inc.	3,005	170,427
*Celestica, Inc.	2,414	20,094
Cenovus Energy, Inc.	19,915	154,923
Centerra Gold, Inc.	1,139	10,499
Cervus Equipment Corp.	12	162
*CES Energy Solutions Corp.	212	279
*CGI, Inc.	4,107	363,060
China Gold International Resources Corp., Ltd.	184	564
CI Financial Corp.	4,566	73,341
*Cineplex, Inc.	302	3,118
#Cogeco Communications, Inc.	458	43,466
Cogeco, Inc.	4	314
*Colabor Group, Inc.	68	62
#Colliers International Group, Inc.	581	62,832

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
CANADA, continued
Computer Modelling Group, Ltd.	28	125
Constellation Software, Inc.	333	488,302
*Copper Mountain Mining Corp.	104	347
Corby Spirit and Wine, Ltd.	8	118
Corus Entertainment, Inc., Class B	6,332	30,265
Crescent Point Energy Corp.	1,955	7,707
*Cronos Group, Inc.	5,010	40,847
Dexterra Group, Inc.	48	234
Dollarama, Inc.	5,233	243,657
#*Dorel Industries, Inc., Class B	20	201
DREAM Unlimited Corp.	24	447
Dundee Precious Metals, Inc.	3,832	27,567
Dynacor Gold Mines, Inc.	40	79
ECN Capital Corp.	5,995	40,155
*Eldorado Gold Corp.	3,926	38,743
#Element Fleet Management Corp.	9,911	121,249
Emera, Inc.	4,871	221,218
Empire Co., Ltd., Class A	3,473	109,142
Enbridge, Inc.	25,586	986,045
Enerflex, Ltd.	125	833
Enerplus Corp.	162	870
Enghouse Systems, Ltd.	883	41,789
*Equinox Gold Corp.	25	202
Equitable Group, Inc.	657	71,249
*ERO Copper Corp.	140	2,762
Evertz Technologies, Ltd.	8	100
*Excellon Resources, Inc.	24	64
Exchange Income Corp.	16	501
Exco Technologies, Ltd.	16	140
*EXFO, Inc.	28	104
Extendicare, Inc.	177	1,124
Fairfax Financial Holdings, Ltd.	555	253,355
Fiera Capital Corp.	65	577
Finning International, Inc.	449	11,676
First National Financial Corp.	12	503
First Quantum Minerals, Ltd.	10,949	252,142
FirstService Corp.	666	108,091
Fortis, Inc.	7,861	350,365
#*Fortuna Silver Mines, Inc.	15,219	91,547
Franco-Nevada Corp.	1,221	169,949
*Frontera Energy Corp.	52	267
*Gamehost, Inc.	20	115
*GDI Integrated Facility services, Inc.	8	376
George Weston, Ltd.	1,554	137,096
#Gibson Energy, Inc.	316	5,767
goeasy, Ltd.	333	39,363
*GoGold Resources, Inc.	116	244
*Golden Star Resources, Ltd.	8	27
*GoldMoney, Inc.	52	124
Great-West Lifeco, Inc.	5,020	145,434
Hardwoods Distribution, Inc.	12	347
*Heroux-Devtek, Inc.	8	107
*HEXO Corp.	12	80
High Liner Foods, Inc.	8	87
HLS Therapeutics, Inc.	12	190
*Home Capital Group, Inc.	2,131	56,280
#Hudbay Minerals, Inc.	546	4,074
Hydro One, Ltd.	5,638	135,061

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
CANADA, continued
*i-80 Gold Corp.	52	85
iA Financial Corp., Inc.	3,023	170,096
*IAMGOLD Corp.	34,069	106,344
*IBI Group, Inc.	31	260
#IGM Financial, Inc.	1,668	59,496
*Imperial Metals Corp.	60	242
Imperial Oil, Ltd.	899	25,943
Information Services Corp.	12	242
Innergex Renewable Energy, Inc.	600	10,242
Intact Financial Corp.	2,220	294,833
#Inter Pipeline, Ltd.	11,622	169,295
*Interfor Corp.	1,386	36,807
*International Petroleum Corp.	88	312
Intertape Polymer Group, Inc.	1,560	38,360
#Jamieson Wellness, Inc.	646	20,259
*Karora Resources, Inc.	92	285
K-Bro Linen, Inc.	8	300
*Kelt Exploration, Ltd.	120	266
Keyera Corp.	4,517	103,213
*Kinaxis, Inc.	392	50,518
Kinross Gold Corp.	29,181	205,183
Kirkland Lake Gold, Ltd.	5,335	198,057
KP Tissue, Inc.	4	33
*Largo Resources, Ltd.	8	140
Lassonde Industries, Inc., Class A	4	637
Laurentian Bank of Canada	2,281	78,876
Leon’s Furniture, Ltd.	4	72
Linamar Corp.	1,578	92,394
Loblaw Cos, Ltd.	3,552	197,061
Logistec Corp., Class B	8	279
*Lucara Diamond Corp.	280	180
Lundin Mining Corp.	16,492	199,078
Magellan Aerospace Corp.	4	34
Magna International, Inc.	5,661	534,164
*Major Drilling Group International, Inc.	55	312
*Mandalay Resources Corp.	64	123
Manulife Financial Corp.	25,238	550,632
Maple Leaf Foods, Inc.	2,531	58,368
Martinrea International, Inc.	2,195	23,820
*Mav Beauty Brands, Inc.	16	70
*MDF Commerce, Inc.	8	87
Medical Facilities Corp.	8	48
*MEG Energy Corp.	4,632	25,566
Melcor Developments, Ltd.	12	127
#Methanex Corp.	3,878	141,477
Metro, Inc.	4,546	208,121
Morguard Corp.	4	401
Morneau Shepell, Inc.	904	22,707
*MTY Food Group, Inc.	776	32,612
Mullen Group, Ltd.	76	832
#National Bank of Canada	6,881	499,826
Neo Performance Materials, Inc.	16	260
*New Gold, Inc.	58,972	96,833
NFI Group, Inc.	558	12,505
North American Construction Group, Ltd.	8	108
North West Co., Inc. (The)	1,119	32,200
Northland Power, Inc.	3,219	110,789
#Nutrien, Ltd.	11,458	631,950

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
CANADA, continued
#*NuVista Energy, Ltd.	228	430
Onex Corp.	1,937	129,569
#Open Text Corp.	4,802	225,931
*Organigram Holdings, Inc.	216	572
Osisko Gold Royalties, Ltd.	1,954	23,571
Pan American Silver Corp.	3,475	110,391
*Paramount Resources, Ltd., Class A	56	521
*Parex Resources, Inc.	9,513	179,016
Park Lawn Corp.	455	12,557
Parkland Corp.	4,670	149,871
Pason Systems, Inc.	92	703
*Patriot One Technologies, Inc.	84	35
#Pembina Pipeline Corp.	11,036	340,356
Peyto Exploration & Development Corp.	1,846	8,043
PHX Energy services Corp.	40	113
Pizza Pizza Royalty Corp.	8	70
*Points International, Ltd.	8	122
#Polaris Infrastructure, Inc.	12	194
Pollard Banknote, Ltd.	4	195
*Precision Drilling Corp.	12	308
#Premium Brands Holdings Corp.	749	72,799
*Pretium Resources, Inc.	4,233	44,422
Quebecor, Inc., Class B	3,078	82,692
#*Real Matters, Inc.	2,988	39,129
*Recipe Unlimited Corp.	8	125
Restaurant Brands International, Inc.	4,374	300,121
#Richelieu Hardware, Ltd.	2,907	101,468
Ritchie Bros Auctioneers, Inc.	2,009	127,690
Rogers Communications, Inc., Class B	8,399	413,328
Rogers Sugar, Inc.	74	334
*Roxgold, Inc.	232	385
Royal Bank of Canada	21,856	2,084,155
Russel Metals, Inc.	3,298	75,547
*Sandstorm Gold, Ltd.	3,521	26,045
#Saputo, Inc.	4,465	141,768
Savaria Corp.	20	307
Secure Energy Services, Inc.	28	95
Shaw Communications, Inc., Class B	7,249	209,774
*ShawCor, Ltd.	52	246
*Shopify, Inc., Class A	888	1,047,309
Sienna Senior Living, Inc.	650	7,735
*Sierra Metals, Inc.	60	211
*Sierra Wireless, Inc.	40	606
#Sleep Country Canada Holdings, Inc.	900	25,423
SNC-Lavalin Group, Inc.	3,439	76,848
*Spin Master Corp.	49	1,659
Sprott, Inc.	8	360
#Stantec, Inc.	2,609	122,052
Stelco Holdings, Inc.	20	504
Stella-Jones, Inc.	40	1,671
*Storm Resources, Ltd.	80	207
Sun Life Financial, Inc.	7,319	394,507
Suncor Energy, Inc.	36,522	780,494
*SunOpta, Inc.	400	4,949
Superior Plus Corp.	4,475	54,637
*Tamarack Valley Energy, Ltd.	152	318
*Taseko Mines, Ltd.	228	456
TC Energy Corp.	14,642	723,768

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
CANADA, continued
Teck Resources, Ltd., Class B	8,769	185,402
*TeraGo, Inc.	16	73
TerraVest Industries, Inc.	12	176
TFI International, Inc.	3,429	300,198
Thomson Reuters Corp.	1,998	185,134
Tidewater Midstream and Infrastructure, Ltd.	220	188
Timbercreek Financial Corp.	20	148
TMX Group, Ltd.	936	103,057
*Topicus.com, Inc.	167	12,489
*Torex Gold Resources, Inc.	2,406	29,102
#Toromont Industries, Ltd.	1,614	128,574
Toronto-Dominion Bank (The)	24,208	1,662,800
*Total Energy Services, Inc.	40	127
Tourmaline Oil Corp.	1,329	28,650
TransAlta Corp.	8,051	79,057
TransAlta Renewables, Inc.	2,008	31,780
#Transcontinental, Inc., Class A	5,329	100,845
*Trican Well Service, Ltd.	160	274
*Trisura Group, Ltd.	4	426
*Turquoise Hill Resources, Ltd.	88	1,547
*Uni-Select, Inc.	43	476
Vecima Networks, Inc.	4	48
*Vermilion Energy, Inc.	2,890	21,425
VersaBank	16	196
Wajax Corp.	12	198
Waterloo Brewing, Ltd.	27	146
*Wesdome Gold Mines, Ltd.	9,965	73,389
West Fraser Timber Co., Ltd.	1,754	135,307
#Western Forest Products, Inc.	1,200	2,068
Westshore Terminals Investment Corp.	1,760	28,699
Wheaton Precious Metals Corp.	5,562	230,537
Whitecap Resources, Inc.	15,006	65,625
Winpak, Ltd.	885	30,704
WSP Global, Inc.	2,117	219,633
Yamana Gold, Inc.	22,221	101,694
Yellow Pages, Ltd.	20	205

TOTAL Canada		31,227,471

CHILE (0.1%)
Antofagasta PLC	6,882	177,753

TOTAL Chile		177,753

CHINA (0.0%)
*FIH Mobile, Ltd.	485,000	68,689

TOTAL China		68,689

DENMARK (2.2%)
*ALK-Abello A/S	111	48,190
#Ambu A/S, Class B	1,686	94,594
*Bang & Olufsen A/S	315	1,675
*Bavarian Nordic A/S	231	10,623
*Brodrene Hartmann A/S	4	420
Carlsberg AS, Class B	1,998	351,077
Chemometec A/S	33	3,600
*Chr Hansen Holding A/S	1,887	173,682

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
DENMARK, continued
Coloplast A/S, Class B	1,776	294,244
Columbus A/S	48	81
D/S Norden A/S	231	5,972
Danske Bank A/S	12,428	237,489
*Demant A/S	1,915	96,158
*Dfds A/S	78	4,621
*Drilling Co. of 1972 A/S (The)	68	2,873
DSV PANALPINA A/S	3,330	743,606
FLSmidth & Co. A/S	3,641	143,574
*Genmab A/S	1,110	407,874
GN Store Nord AS	2,352	212,598
H Lundbeck A/S, Class B	1,443	44,568
*H+H International A/S, Class B	40	1,167
INVISIO AB	82	1,849
*ISS A/S	3,541	67,322
*Jyske Bank A/S, Registered	28	1,369
*Matas A/S	135	2,002
Netcompany Group A/S	711	74,062
*Nilfisk Holding A/S	79	2,345
*NKT A/S	282	11,741
NNIT A/S	8	140
Novo Nordisk A/S, Class B	25,351	1,859,165
Novozymes A/S, B Shares	4,438	316,310
#*NTG Nordic Transport Group A/S	12	503
Orsted AS	2,331	340,425
*Pandora A/S	1,776	201,817
Per Aarsleff Holding A/S	417	20,419
Ringkjoebing Landbobank A/S	20	2,040
#ROCKWOOL International A/S, Class B	260	116,876
Royal Unibrew A/S	996	121,726
RTX A/S	4	121
Scandinavian Tobacco Group A/S	3,685	67,166
Schouw & Co. A/S	8	857
Simcorp A/S	723	95,688
Solar A/S, B Shares	4	371
SP Group A/S	10	567
Spar Nord Bank A/S	150	1,663
Sydbank AS	4,651	138,981
Topdanmark AS	2,473	120,895
Tryg A/S	5,660	129,689
Vestas Wind Systems A/S	11,655	487,130
*Zealand Pharma A/S	246	8,084

TOTAL Denmark		7,070,009

FAROE ISLANDS (0.0%)
Bakkafrost P/F	777	61,781
BankNordik P/F	4	102

TOTAL Faroe Islands		61,883

FINLAND (1.4%)
Adapteo OYJ	36	455
Aktia Bank OYJ	40	513
Alandsbanken Abp, Class B	4	127
Alma Media OYJ	16	201
Altia OYJ	52	697
*Apetit OYJ	8	140

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
FINLAND, continued
*BasWare OYJ	4	194
#Bittium OYJ	16	131
Cargotec OYJ, Class B	1,003	58,221
Caverion OYJ	72	595
Citycon OYJ	40	351
Elisa OYJ	2,553	145,030
Enento Group OYJ	8	345
*Ferratum OYJ	17	107
*Finnair OYJ	480	416
Fiskars OYJ Abp	16	333
Fortum OYJ	8,911	234,387
F-Secure OYJ	64	305
Huhtamaki OYJ	2,307	109,587
Kamux Corp.	20	368
Kemira OYJ	2,722	44,531
Kesko OYJ, Class B	7,611	232,169
Kesko OYJ, Class A	72	2,063
Kojamo OYJ	2,346	50,919
Kone OYJ, Class B	4,773	375,428
Konecranes OYJ	862	39,764
#Lassila & Tikanoja OYJ	20	348
*Lehto Group OYJ	32	78
Metsa Board OYJ	116	1,479
Neste OYJ	5,246	318,284
*Nokia OYJ	111,858	530,878
Nokian Renkaat OYJ	2,442	91,071
Nordea Bank Abp	41,233	427,568
Olvi OYJ	59	3,743
*Oriola OYJ, Class A	40	100
Oriola OYJ, Class A	92	211
#Orion OYJ, Class B	2,322	102,948
Orion OYJ, Class A	12	532
*Outokumpu OYJ	20,900	136,113
Ponsse OYJ	8	426
*QT Group OYJ	555	65,809
Raisio OYJ	60	295
*Rapala VMC OYJ	20	217
Revenio Group OYJ	439	31,576
Sampo OYJ, A Shares	7,104	337,883
Sanoma OYJ	533	9,265
Stora Enso OYJ, Registered	10,849	208,047
#*Tecnotree OYJ	132	132
Teleste OYJ	16	109
Terveystalo OYJ	1,376	19,712
TietoEVRY OYJ	2,003	69,443
Tikkurila OYJ	24	969
Tokmanni Group Corp.	4,222	108,765
UPM-Kymmene OYJ	9,550	374,206
Uponor OYJ	4,691	136,884
Vaisala OYJ, A Shares	66	2,769
Valmet OYJ	973	40,714
Wartsila OYJ Abp	14,862	192,059
YIT OYJ	164	1,017

TOTAL Finland		4,511,027

FRANCE (8.8%)
ABC arbitrage	28	241

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
FRANCE, continued
#*Accor SA	3,117	125,588
*Aeroports de Paris	777	99,802
Air Liquide SA	6,216	1,048,496
*Airbus SE	8,651	1,040,786
AKWEL	8	320
Albioma SA	1,701	76,993
ALD SA	2,768	43,584
*Alstom SA	3,560	194,735
*Alten SA	775	97,120
Amundi SA	36	3,211
Arkema SA	1,561	195,431
*Atos SE	1,998	136,182
Aubay	4	202
AXA SA	24,313	688,532
*Axway Software SA	4	145
Bastide le Confort Medical	8	447
*Beneteau SA	52	689
*Bigben Interactive	12	293
BioMerieux	666	79,308
*BNP Paribas SA	14,405	925,825
Boiron SA	4	187
Bollore SA	18,359	92,823
Bonduelle SCA	124	3,277
Bouygues SA	4,881	209,412
Bureau Veritas SA	4,998	149,633
Capgemini SE	2,992	548,912
Carrefour SA	14,188	275,066
#*Casino Guichard Perrachon SA	999	34,936
*Cegedim SA	8	260
*CGG SA	19,595	22,881
Chargeurs SA	16	451
Cie de Saint-Gobain	10,328	652,727
*Cie des Alpes	8	230
Cie Generale des Etablissements Michelin SCA	3,330	482,443
Cie Plastic Omnium SA	79	2,659
CNP Assurances	288	5,050
*Coface SA	5,455	66,652
Credit Agricole SA	23,185	359,260
Danone SA	9,603	677,770
Dassault Systemes SE	1,110	257,824
*DBV Technologies SA	28	378
*Derichebourg SA	1,168	9,828
Edenred	4,110	233,281
Eiffage SA	1,887	206,986
Electricite de France SA	11,590	169,099
*Elior Group SA	6,128	50,827
*Elis SA	4,316	77,311
Engie SA	23,239	346,053
*Eramet SA	8	577
EssilorLuxottica SA	3,108	517,813
*Etablissements Maurel et Prom SA	52	121
Eutelsat Communications SA	4,607	58,315
*Faurecia SE	2,962	160,098
*Faurecia SE	263	14,181
*Fnac Darty SA	1,313	92,702
Gaztransport Et Technigaz SA	357	30,534
Getlink SE	6,261	99,715
*GL Events	16	299

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
FRANCE, continued
*Groupe Gorge SA	14	262
Guerbet	4	162
*Haulotte Group SA	16	122
Hermes International	444	558,007
HEXAOM	4	198
Iliad SA	333	60,531
Imerys SA	673	35,031
*Innate Pharma SA	40	171
Ipsen SA	792	76,693
IPSOS	2,550	106,212
Jacquet Metals SA	16	386
*JCDecaux SA	3,156	80,467
Kaufman & Broad SA	187	8,509
Kering SA	999	801,533
*Korian SA	1,452	58,241
*Lagardere SCA	54	1,455
Lectra	20	722
Legrand SA	4,997	487,248
*LISI	36	1,164
LNA Sante SA	4	233
#L’Oreal SA	2,664	1,095,649
LVMH Moet Hennessy Louis Vuitton SE	3,996	3,012,273
*Maisons du Monde SA	64	1,558
Manitou BF SA	8	269
*Mersen SA	12	417
*Metropole Television SA	45	1,001
*Natixis SA	20,888	102,189
Nexity SA	2,610	141,638
*Nicox	28	140
*NRJ Group	12	93
#*Oeneo SA	29	377
*Onxeo SA	44	37
Orange SA	41,399	515,806
#*Orpea SA	999	128,738
Pernod Ricard SA	2,109	433,377
Publicis Groupe SA	5,233	339,291
Quadient SA	696	19,053
Remy Cointreau SA	333	66,624
*Renault SA	3,813	153,883
Rexel SA	4,662	91,871
*Rothschild & Co.	382	13,612
Rubis SCA	1,590	74,744
*Safran SA	4,334	647,883
Sanofi	12,043	1,265,189
Sartorius Stedim Biotech	333	153,131
Schneider Electric SE	6,130	981,597
*SCOR SE	3,639	117,883
SEB SA	40	7,295
Societe BIC SA	562	39,747
Societe Generale SA	18,002	512,950
*Sodexo SA	2,221	222,180
*SOITEC	321	64,957
*Solocal Group	75	254
Sopra Steria Group	230	42,860
*SPIE SA	3,644	92,208
*SRP Groupe SA	52	201
Stef SA	4	449
Suez SA	5,902	141,102

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
FRANCE, continued
*Synergie SE	4	183
*Tarkett SA	1,891	45,642
Teleperformance	888	343,249
Television Francaise 1	61	603
Thales SA	2,109	215,241
Thermador Groupe	6	615
TOTAL SE	37,621	1,667,742
Trigano SA	10	1,789
#*Ubisoft Entertainment SA	1,667	125,341
Valeo SA	6,487	210,377
*Vallourec SA	4	130
Veolia Environnement SA	9,393	299,531
Vetoquinol SA	4	510
Vicat SA	130	6,542
*VIEL & Cie SA	16	114
Vilmorin & Cie SA	53	3,720
Vinci SA	8,178	899,806
*Virbac SA	194	63,055
*Vivendi SE	8,660	302,323
*Worldline SA	2,775	272,690

TOTAL France		27,887,577

GERMANY (7.9%)
1&1 Drillisch AG	662	19,923
*3U Holding AG	24	95
7C Solarparken AG	12	60
*Aareal Bank AG	1,507	42,451
*adidas AG	2,664	823,701
*ADVA Optical Networking SE	39	489
*AIXTRON SE	520	11,120
Allgeier SE	4	116
Allianz se, Registered	5,223	1,360,608
*Atoss Software AG	30	6,696
*Aumann AG	8	116
Aurubis AG	666	57,356
BASF SE	11,901	961,020
Basler AG	4	523
*Bauer AG	8	120
Bayer AG, Registered	15,456	1,001,375
Bayerische Motoren Werke AG, Preference	32	2,627
Bayerische Motoren Werke AG	6,427	645,253
BayWa AG	21	1,025
Bechtle AG	822	167,576
Beiersdorf AG	1,554	175,660
Bertrandt AG	4	222
bet-at-home.com AG	8	434
*Bijou Brigitte AG	4	120
Bilfinger SE	789	29,520
*Borussia Dortmund GmbH & Co. KGaA	40	281
Brenntag SE	2,664	239,494
CANCOM SE	1,509	93,298
Carl Zeiss Meditec AG	424	74,801
*CECONOMY AG	1,706	10,002
*CENIT AG	8	137
Cewe Stiftung & Co. KGaA	4	649
*Commerzbank AG	21,773	143,921
*CompuGroup Medical SE & Co. KGaA	333	30,506

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
GERMANY, continued
Continental AG	1,998	270,922
Covestro AG	3,459	226,603
CropEnergies AG	27	347
*CTS Eventim AG & Co. KGaA	182	12,594
Daimler AG	13,622	1,214,288
*Delivery Hero SE	1,110	176,448
*Deutsche Bank AG, Registered	35,019	489,263
Deutsche Boerse AG	3,330	574,442
#*Deutsche Lufthansa AG, Registered	2,850	36,840
*Deutsche Pfandbriefbank AG	5,252	60,594
Deutsche Post AG, Registered	16,013	943,682
Deutsche Telekom AG	61,278	1,180,267
Deutsche Wohnen SE	5,772	312,676
*Deutz AG	16,223	131,725
DIC Asset AG	208	3,711
Draegerwerk AG & Co. KGaA, Preference	440	41,129
Duerr AG	4,604	193,759
E.ON SE	40,310	486,515
Eckert & Ziegler Strahlen- und Medizintechnik AG	308	30,311
Elmos Semiconductor SE	4	167
*ElringKlinger AG	27	469
*Energiekontor AG	8	545
Evonik Industries AG	4,088	143,304
*Evotec SE	1,824	76,038
*Fielmann AG	500	38,100
*flatexDEGIRO AG	231	29,671
*Fraport AG Frankfurt Airport Services Worldwide	859	57,101
Freenet AG	513	12,505
Fresenius Medical Care AG & Co. KGaA	4,329	344,777
Fresenius SE & Co. KGaA	8,229	404,961
FUCHS PETROLUB SE, Preference	1,683	89,833
FUCHS PETROLUB SE	20	868
Gateway Real Estate AG	28	98
GEA Group AG	2,487	109,306
Gerresheimer AG	816	87,867
GFT Technologies SE	12	277
Hamburger Hafen und Logistik AG	466	11,489
Hannover Rueck SE	888	164,409
Hapag-Lloyd AG	555	101,085
HeidelbergCement AG	2,997	274,986
*Heidelberger Druckmaschinen AG	140	227
#*Hella GmbH & Co. KGaA	481	28,871
Henkel AG & Co. KGaA, Preference	2,327	267,687
Henkel AG & Co. KGaA	1,230	122,452
HOCHTIEF AG	562	52,756
*HolidayCheck Group AG	24	68
Hornbach Baumarkt AG	8	320
Hornbach Holding AG & Co. KGaA	338	31,635
HUGO BOSS AG	2,132	98,503
*Hypoport SE	130	78,404
Indus Holding AG	197	8,205
Infineon Technologies AG	16,747	676,674
*Instone Real Estate Group AG	453	13,469
*IVU Traffic Technologies AG	8	171
Jenoptik AG	1,514	46,439
*JOST Werke AG	112	7,389
Jungheinrich AG, Preference	427	22,370
K+S AG, Registered	6,280	69,747

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
GERMANY, continued
KION Group AG	1,444	144,174
*Kloeckner & Co. SE	1,669	22,683
Knorr-Bremse AG	1,221	149,924
*Koenig & Bauer AG	8	227
Krones AG	8	698
KWS Saat SE & Co. KGaA	14	1,247
LANXESS AG	1,555	114,599
LEG Immobilien AG	1,221	170,061
*Leoni AG	16	224
LPKF Laser & Electronics AG	12	320
*Manz AG	4	263
*MAX Automation SE	8	38
*Medigene AG	8	40
Merck KGaA	1,443	253,876
MLP SE	36	316
MTU Aero Engines AG	999	252,426
Muenchener Rueckversicherungs-Gesellschaft AG, Registered	1,776	514,499
*Nagarro SE	4	439
Nemetschek SE	33	2,463
New Work SE	4	1,216
Nexus AG	206	14,259
Norma Group SE	439	24,521
*OHB SE	4	171
PATRIZIA AG	850	23,279
Pfeiffer Vacuum Technology AG	82	15,932
Porsche Automobil Holding SE, Preference	2,664	280,863
*ProSiebenSat.1 Media SE	4,907	106,593
*PSI Software AG	8	307
*Puma SE	1,224	129,252
q.beyond AG	48	111
Rational AG	111	92,680
Rheinmetall AG	1,768	184,526
RWE AG	11,470	435,493
*SAF-Holland sSE	266	4,374
*Salzgitter AG	843	26,872
SAP SE	13,350	1,876,425
Sartorius AG, Preference	555	313,478
*Schaltbau Holding AG	4	166
Scout24 AG	1,951	162,384
*SGL Carbon SE	48	358
Siemens AG, Registered	6,549	1,094,417
Siemens Healthineers AG	3,793	216,795
Siltronic AG	80	13,637
Sixt SE, Preference	12	992
*Sixt SE	48	6,668
#*SNP Schneider-Neureither & Partner SE	4	292
Software AG	226	9,805
STO SE & Co. KGaA, Preference	4	760
STRATEC SE	586	83,100
Stroeer SE & Co. KGaA	348	29,723
Suedzucker AG	1,558	25,545
*SUESS MicroTec SE	8	260
*Surteco Group SE	4	132
Symrise AG	1,887	243,967
TAG Immobilien AG	2,551	78,953
*Takkt AG	84	1,424
Talanx AG	633	26,731
*Technotrans SE	4	132

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
GERMANY, continued
*Tele Columbus AG	76	297
Telefonica Deutschland Holding AG	27,499	80,044
*thyssenkrupp AG	6,938	92,874
*Traffic Systems SE	4	181
#*TUI AG	11,060	65,953
Uniper SE	3,932	143,610
United Internet AG	4,057	170,983
*va-Q-tec AG	4	158
#VERBIO Vereinigte BioEnergie AG	59	2,977
Volkswagen AG	50	15,902
Volkswagen AG, Preference	3,945	1,029,110
Vonovia SE, Class R	6,660	438,067
*Vossloh AG	4	213
Wacker Chemie AG	448	67,683
*Wacker Neuson SE	323	8,702
*Washtec AG	12	776
Wuestenrot & Wuerttembergische AG	16	348
*Zalando SE	1,894	197,312
*Zeal Network SE	34	1,787
*zooplus AG	338	107,011

TOTAL Germany		25,339,752

HONG KONG (2.5%)
AIA Group, Ltd.	155,400	1,978,802
#*Apollo Future Mobility Group, Ltd.	532,000	31,508
ASM Pacific Technology, Ltd.	10,900	165,320
*Ban Loong Holdings, Ltd.	6,000	359
Bank of East Asia, Ltd. (The)	42,000	88,252
BOC Hong Kong Holdings, Ltd.	55,500	195,794
BOCOM International Holdings Co., Ltd.	1,000	224
*Cathay Pacific Airways, Ltd.	134,000	118,182
*China Energy Development Holdings, Ltd.	8,000	102
Chow Tai Fook Jewellery Group, Ltd.	130,600	210,861
CITIC Telecom International Holdings, Ltd.	2,000	724
CK Asset Holdings, Ltd.	108,500	681,019
CK Hutchison Holdings, Ltd.	55,000	451,084
CK Infrastructure Holdings, Ltd.	500	3,065
CK Life Sciences Int’l Holdings, Inc.	2,000	203
CLP Holdings, Ltd.	54,500	537,853
#CMBC Capital Holdings, Ltd.	30,000	409
Dah Sing Banking Group, Ltd.	400	440
Dairy Farm International Holdings, Ltd.	300	1,308
*Digital Domain Holdings, Ltd.	40,000	360
Far East Consortium International, Ltd.	1,014	359
First Pacific Co., Ltd.	86,000	29,453
*Galaxy Entertainment Group, Ltd.	1,000	8,807
*Genting Hong Kong, Ltd.	176,000	13,143
Giordano International, Ltd.	2,000	402
Guotai Junan International Holdings, Ltd.	211,000	38,305
Haitong International Securities Group, Ltd.	92,000	29,021
Hang Lung Group, Ltd.	1,000	2,633
Hang Lung Properties, Ltd.	1,000	2,730
Hang Seng Bank, Ltd.	11,100	217,946
Henderson Land Development Co., Ltd.	1,000	4,448
HK Electric Investments & HK Electric Investments, Ltd.	104,000	104,176
HKBN, Ltd.	9,500	13,919
HKT Trust & HKT, Ltd.	110,000	159,756

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
HONG KONG, continued
Hong Kong & China Gas Co., Ltd.	311,000	498,923
Hong Kong Exchanges & Clearing, Ltd.	22,000	1,331,299
Hongkong & Shanghai Hotels, Ltd. (The)	1,000	1,003
Hongkong Land Holdings, Ltd.	23,700	117,315
Hutchison Port Holdings Trust, Class U	213,600	53,400
Johnson Electric Holdings, Ltd.	500	1,333
K Wah International Holdings, Ltd.	2,000	997
Karrie International Holdings, Ltd.	2,000	474
Kerry Logistics Network, Ltd.	500	1,503
*Landing International Development, Ltd.	2,400	97
*Lifestyle International Holdings, Ltd.	500	406
Luk Fook Holdings International, Ltd.	8,000	20,024
Man Wah Holdings, Ltd.	43,600	91,726
*Mandarin Oriental International, Ltd.	200	390
MTR Corp., Ltd.	500	2,787
New World Development Co., Ltd.	1,000	5,292
*Pacific Basin Shipping, Ltd.	222,000	78,032
Pacific Textiles Holdings, Ltd.	1,000	640
#PCCW, Ltd.	111,000	64,312
Power Assets Holdings, Ltd.	1,000	6,148
Sino Land Co., Ltd.	2,000	2,972
SITC International Holdings Co., Ltd.	109,000	416,108
SJM Holdings, Ltd.	1,000	1,298
SmarTone Telecommunications Holdings, Ltd.	500	295
Stella International Holdings, Ltd.	1,000	1,236
Sun Hung Kai Properties, Ltd.	500	7,551
Swire Pacific, Ltd., Class A	500	4,046
Swire Properties, Ltd.	400	1,195
Techtronic Industries Co., Ltd.	500	9,116
Television Broadcasts, Ltd.	10,300	11,272
Value Partners Group, Ltd.	2,000	1,421
Valuetronics Holdings, Ltd.	500	239
VPower Group International Holdings, Ltd.	1,000	230
VSTECS Holdings, Ltd.	2,000	1,980
Wang On Group, Ltd.	20,000	173
WH Group, Ltd.	280,000	244,784
Wharf Real Estate Investment Co., Ltd.	1,000	5,755
Xinyi Glass Holdings, Ltd.	2,000	7,094
Yue Yuen Industrial Holdings, Ltd.	500	1,255

TOTAL Hong Kong		8,085,088

IRELAND (1.0%)
*AIB Group PLC	544	1,594
*Bank of Ireland Group PLC	25,847	151,902
*Cairn Homes PLC	3,636	4,736
*COSMO Pharmaceuticals NV	19	1,833
CRH PLC	13,866	654,825
DCC PLC	1,776	154,520
Experian PLC	13,008	502,843
*FBD Holdings PLC	4	38
*Flutter Entertainment PLC	2,220	453,915
Glanbia PLC	3,885	57,244
Grafton Group PLC	3,774	62,337
*Irish Continental Group PLC	6,540	35,822
James Hardie Industries PLC	6,660	220,700
Kerry Group PLC, Class A	2,109	273,685
Kingspan Group PLC	2,556	227,877

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
IRELAND, continued
*Permanent TSB Group Holdings PLC	72	118
Smurfit Kappa Group PLC	4,440	227,479
UDG Healthcare PLC	4,773	56,634

TOTAL Ireland		3,088,102

ISLE OF MAN (0.1%)
*Entain PLC	11,018	258,036

TOTAL Isle of Man		258,036

ISRAEL (0.5%)
*AFI Properties, Ltd.	16	664
Africa Israel Residences, Ltd.	4	208
*Airport City, Ltd.	44	733
*Allot, Ltd.	16	296
*Alrov Properties and Lodgings, Ltd.	4	208
Amot Investments, Ltd.	116	760
Arad, Ltd.	8	113
Ashtrom Group, Ltd.	24	518
Azrieli Group, Ltd.	24	1,691
*Bank Hapoalim BM	4,773	38,115
*Bank Leumi Le-Israel BM	43,650	307,926
Bayside Land Corp., Ltd.	92	845
*Bezeq The Israeli Telecommunication Corp., Ltd.	174,385	190,174
*Big Shopping Centers, Ltd.	4	484
Blue Square Real Estate, Ltd.	4	295
*Camtek, Ltd./Israel	16	562
*Cellcom Israel, Ltd.	60	233
*Clal Insurance Enterprises Holdings, Ltd.	32	577
Danel Adir Yeoshua, Ltd.	4	699
Delek Automotive Systems, Ltd.	32	397
*Delek Group, Ltd.	8	354
*Delta Galil Industries, Ltd.	8	220
Elbit Systems, Ltd.	233	32,105
Electra Consumer Products 1970, Ltd.	4	188
Electra Real Estate, Ltd.	36	336
Energix-Renewable Energies, Ltd.	104	410
*Enlight Renewable Energy, Ltd.	1,410	2,956
*Equital, Ltd.	28	733
*First International Bank Of Israel, Ltd.	40	1,225
Formula Systems 1985, Ltd.	8	769
Fox Wizel, Ltd.	230	26,742
Harel Insurance Investments & Financial Services, Ltd.	374	3,932
Hilan, Ltd.	12	629
ICL Group, Ltd.	500	3,214
Inrom Construction Industries, Ltd.	76	405
*Isracard, Ltd.	144	539
Israel Canada T.R, Ltd.	60	228
*Israel Discount Bank, Ltd., Class A	40,194	181,926
*Kamada, Ltd.	20	122
Magic Software Enterprises, Ltd.	20	340
Matrix IT, Ltd.	28	737
Maytronics, Ltd.	24	491
Mediterranean Towers, Ltd.	48	147
Mega Or Holdings, Ltd.	16	531
Menora Mivtachim Holdings, Ltd.	20	438
*Migdal Insurance & Financial Holdings, Ltd.	252	301

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
ISRAEL, continued
Mivne Real Estate KD, Ltd.	384	1,057
*Mizrahi Tefahot Bank, Ltd.	6,457	182,162
*Nice, Ltd.	767	185,592
*Nova Measuring Instruments, Ltd.	810	79,318
Novolog, Ltd.	180	165
*Oil Refineries, Ltd.	1,220	339
*OPC Energy, Ltd.	728	7,295
*Partner Communications Co., Ltd.	112	489
Paz Oil Co., Ltd.	4	442
*Perion Network, Ltd.	16	278
Phoenix Holdings, Ltd. (The)	112	998
Plasson Industries, Ltd.	4	212
Plus500, Ltd.	1,887	37,099
Rami Levy Chain Stores Hashikma Marketing Ltd.	12	844
Shapir Engineering and Industry, Ltd.	60	431
*Shikun & Binui, Ltd.	138	934
Shufersal, Ltd.	16,978	137,778
Strauss Group, Ltd.	40	1,171
Tadiran Holdings, Ltd.	4	435
Telsys	4	189
*Teva Pharmaceutical Industries, Ltd.	8,949	93,399
*Tower Semiconductor, Ltd.	145	4,243
YH Dimri Construction & Development, Ltd.	4	239

TOTAL Israel		1,540,625

ITALY (2.1%)
A2A SpA	1,168	2,288
ACEA SpA	1,220	27,743
*Alerion Cleanpower SpA	4	67
*Amplifon SpA	109	4,609
Anima Holding SpA	14,287	74,006
*Aquafil SpA	12	86
*Arnoldo Mondadori Editore SpA	120	226
Ascopiave SpA	56	273
Assicurazioni Generali SpA	17,612	353,745
#*Atlantia SpA	8,905	173,930
#*Autogrill SpA	8,104	67,158
*Avio SpA	12	200
Azimut Holding SpA	3,684	88,319
Banca Farmafactoring SpA	4,110	36,860
*Banca Generali SpA	90	3,447
*Banca IFIS SpA	16	219
Banca Mediolanum SpA	3,182	29,771
*Banca Popolare di Sondrio SCPA	9,870	41,585
#*Banca Sistema SpA	32	80
Banco BPM SpA	1,004	2,864
Banco di Desio e della Brianza SpA	40	138
*Be Shaping The Future SpA	68	125
*BPER Banca	7,119	16,266
*Brunello Cucinelli SpA	1,097	55,939
Buzzi Unicem SpA	2,646	70,745
*Cairo Communication SpA	44	95
Carel Industries SpA	32	717
Cementir Holding NV	32	358
*Cerved Group SpA	4,538	53,290
*Credito Emiliano SpA	56	347
Danieli & C Officine Meccaniche SpA	38	609

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
ITALY, continued
Danieli & C Officine Meccaniche SpA	8	197
Davide Campari-Milano NV	7,435	87,820
DiaSorin SpA	20	3,401
Digital Bros SpA	4	114
*doValue SpA	48	596
*Elica SpA	12	50
*Emak SpA	40	67
Enel SpA	112,075	1,115,353
Eni SpA	38,294	457,758
ERG SpA	534	15,981
*Eurotech SpA	20	123
Ferrari NV	1,776	380,877
Fiera Milano SpA	20	88
*FinecoBank Banca Fineco SpA, Class B	9,844	169,696
*FNM SpA	100	80
*Freni Brembo SpA	2,712	33,822
*Geox SpA	64	69
Gruppo MutuiOnline SpA	258	13,899
Hera SpA	34,465	138,781
Infrastrutture Wireless Italiane SpA	6,335	73,973
*Intek Group SpA	148	59
Interpump Group SpA	130	6,933
Intesa Sanpaolo SpA	212,745	594,416
Iren SpA	11,513	34,371
Italgas SpA	8,529	55,669
#*Juventus Football Club SpA	11,438	10,072
Leonardo SpA	8,449	69,101
*LU-VE SpA	4	73
Maire Tecnimont SpA	134	429
*Mediobanca Banca di Credito Finanziario SpA	22,886	259,028
Moncler SpA	3,546	217,788
*Openjobmetis Spa agenzia per il lavoro	8	84
#*OVS SpA	200	404
Piaggio & C SpA	208	808
Piovan SpA	12	107
*Pirelli & C SpA	3,532	19,886
Poste Italiane SpA	9,577	125,664
*PRADA SpA	5,200	32,371
Prysmian SpA	4,463	139,956
RAI Way SpA	96	565
Recordati Industria Chimica e Farmaceutica SpA	5,258	290,149
*Reno de Medici SpA	160	201
Reply SpA	416	56,639
*Rizzoli Corriere Della Sera Mediagroup SpA	108	93
*Safilo Group SpA	96	123
#Saipem SpA	17,506	40,493
*Saras SpA	392	271
*Sesa SpA	539	74,877
Snam SpA	45,082	253,983
*Societa Cattolica di Assicurazioni SC	20,051	119,143
*Sogefi SpA	48	82
SOL SpA	134	2,658
*Technogym SpA	3,562	47,811
Telecom Italia SpA	3,808	2,237
Telecom Italia SpA, Class A	256,908	141,118
Terna Rete Elettrica Nazionale SpA	24,211	178,661
*Tinexta SpA	12	361
#*Tiscali SpA	2,080	67

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
ITALY, continued
*Tod’s SpA	8	377
UniCredit SpA	38,060	392,283
*Unieuro SpA	12	349
*Unipol Gruppo SpA	1,063	5,829
UnipolSai Assicurazioni SpA	10,121	31,507
#Webuild SpA	152	328
Zignago Vetro SpA	16	331

TOTAL Italy		6,806,605

JAPAN (22.0%)
A&D Co., Ltd.	200	2,368
Acom Co., Ltd.	300	1,287
ADEKA Corp.	200	3,896
Adtec Plasma Technology Co., Ltd.	100	1,703
*Advanced Media, Inc.	300	2,273
Advantest Corp.	9,400	892,658
Aeon Co., Ltd.	300	8,186
AEON Fantasy Co., Ltd.	100	1,832
AEON Financial Service Co., Ltd.	100	1,134
Aeon Mall Co., Ltd.	10,800	171,330
AGC, Inc.	10,900	496,610
Agro-Kanesho Co., Ltd.	200	2,644
Aichi Bank, Ltd. (The)	100	2,555
Aichi Steel Corp.	100	3,060
Aida Engineering, Ltd.	300	2,520
Aiful Corp.	4,200	12,065
Air Water, Inc.	10,800	178,839
Aisan Industry Co., Ltd.	100	707
Aisin Seiki Co., Ltd.	100	3,852
Ajinomoto Co., Inc.	11,000	220,040
*Akebono Brake Industry Co., Ltd.	55,400	93,258
Alconix Corp.	100	1,374
Alfresa Holdings Corp.	100	1,790
*Allied Telesis Holdings KK	200	201
Alps Alpine Co., Ltd.	10,900	132,031
Altech Corp.	200	3,670
Amada Co., Ltd.	10,500	113,641
Amano Corp.	100	2,716
Anicom Holdings, Inc.	200	1,855
Anritsu Corp.	10,700	208,312
AOKI Holdings, Inc.	100	554
Aomori Bank, Ltd. (The)	200	4,181
#*Aoyama Trading Co., Ltd.	27,100	204,542
Aoyama Zaisan Networks Co., Ltd.	100	1,427
Aozora Bank, Ltd.	21,900	470,838
Arata Corp.	100	4,062
Arcland Sakamoto Co., Ltd.	100	1,366
Arcland Service Holdings Co., Ltd.	200	4,002
*Ardepro Co., Ltd.	18,300	9,041
Arealink Co., Ltd.	200	2,300
Argo Graphics, Inc.	100	2,813
Aruhi Corp.	300	4,831
Asahi Co., Ltd.	100	1,340
Asahi Group Holdings, Ltd.	11,000	459,403
Asahi Intecc Co., Ltd.	10,000	269,155
Asahi Kasei Corp.	21,400	225,443
Asics Corp.	10,900	173,016

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
ASKA Pharmaceutical Holdings Co., Ltd.	200	2,516
Astellas Pharma, Inc.	61,300	920,019
Atom Corp.	200	1,372
*Avant Corp.	200	3,261
Avantia Co., Ltd.	200	1,660
Avex, Inc.	100	1,364
Azbil Corp.	10,800	436,723
Bandai Namco Holdings, Inc.	3,000	220,283
Bando Chemical Industries, Ltd.	300	1,960
Bank of Iwate, Ltd. (The)	100	1,855
Bank of Nagoya, Ltd. (The)	100	2,484
Bank of Okinawa, Ltd. (The)	300	7,350
Bank of The Ryukyus, Ltd.	400	2,565
Baroque Japan, Ltd.	300	2,067
BeNext-Yumeshin Group Co.	7,885	102,796
Bic Camera, Inc.	10,900	112,485
*BrainPad, Inc.	100	4,821
Bridgestone Corp.	10,700	428,470
Broadleaf Co., Ltd.	11,000	55,148
*Broadmedia Corp.	22,200	17,467
Broccoli Co., Ltd.	100	1,499
Brother Industries, Ltd.	10,900	230,455
Bunka Shutter Co., Ltd.	200	1,749
Calbee, Inc.	100	2,396
Can Do Co., Ltd.	100	1,971
Canon Electronics, Inc.	200	3,198
Canon, Inc.	11,200	266,718
Capcom Co., Ltd.	200	6,496
Careerlink Co., Ltd.	100	1,950
Carta Holdings, Inc.	200	2,796
Cawachi, Ltd.	300	6,450
Central Japan Railway Co.	100	14,624
Central Security Patrols Co., Ltd.	100	2,679
*Charm Care Corp. KK	100	1,116
Chiba Bank, Ltd. (The)	400	2,496
Chiyoda Co., Ltd.	400	3,206
Chubu Electric Power Co., Inc.	11,200	135,306
Chubu Shiryo Co., Ltd.	100	1,246
Chugai Pharmaceutical Co., Ltd.	18,500	694,099
Chugoku Bank, Ltd. (The)	200	1,579
Chugoku Electric Power Co., Inc. (The)	200	2,232
Chugoku Marine Paints, Ltd.	500	4,501
Chukyo Bank, Ltd. (The)	100	1,528
CI Takiron Corp.	500	3,106
Citizen Watch Co., Ltd.	200	671
CMK Corp.	300	1,202
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,596
COLOPL, Inc.	10,200	75,493
Computer Engineering & Consulting, Ltd.	500	6,194
COMSYS Holdings Corp.	10,800	334,953
Comture Corp.	300	7,273
Concordia Financial Group, Ltd.	41,700	156,416
CONEXIO Corp.	100	1,267
Cosel Co., Ltd.	500	4,858
Cosmo Energy Holdings Co., Ltd.	100	2,149
*Create Restaurants Holdings, Inc.	29,800	212,107
Credit Saison Co., Ltd.	100	1,148
Creek & River Co., Ltd.	100	1,424

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Cresco, Ltd.	100	1,514
CTI Engineering Co., Ltd.	200	4,519
Curves Holdings Co., Ltd.	100	753
CyberAgent, Inc.	27,900	573,800
Dai Nippon Printing Co., Ltd.	10,800	214,508
Dai-ichi Life Holdings, Inc.	400	7,193
Daiichi Sankyo Co., Ltd.	23,300	594,091
Daiken Corp.	100	1,883
Daiki Aluminium Industry Co., Ltd.	300	2,676
Daikin Industries, Ltd.	700	140,442
Daikyonishikawa Corp.	200	1,378
Daio Paper Corp.	200	3,275
Daito Pharmaceutical Co., Ltd.	100	3,174
Daito Trust Construction Co., Ltd.	100	10,631
Daitron Co., Ltd.	200	3,412
Daiwa House Industry Co., Ltd.	400	11,838
Daiwa Securities Group, Inc.	33,500	178,403
DCM Holdings Co., Ltd.	10,900	108,696
*Dear Life Co., Ltd.	100	436
Denka Co., Ltd.	100	3,920
Densan System Co., Ltd.	100	2,978
Denso Corp.	10,900	703,930
Dentsu Group, Inc.	100	3,074
Denyo Co., Ltd.	100	1,829
Dexerials Corp.	200	3,694
DIC Corp.	100	2,555
Digital Information Technologies Corp.	100	2,025
DKS Co., Ltd.	100	3,330
DMG Mori Co., Ltd.	10,600	170,969
Doutor Nichires Holdings Co., Ltd.	400	5,958
*Dream Incubator, Inc.	100	919
Eagle Industry Co., Ltd.	200	2,124
East Japan Railway Co.	10,800	738,971
Ebara Corp.	100	4,272
Ebara Jitsugyo Co., Ltd.	100	4,428
EDION Corp.	100	1,062
E-Guardian, Inc.	100	2,571
Eisai Co., Ltd.	100	6,522
Elan Corp.	400	4,765
Electric Power Development Co., Ltd.	300	4,792
ENEOS Holdings, Inc.	119,200	513,856
Enigmo, Inc.	300	3,422
EPS Holdings, Inc.	200	2,141
ES-Con Japan, Ltd.	100	674
Espec Corp.	200	3,460
Exedy Corp.	300	4,298
FAN Communications, Inc.	1,100	3,925
FANUC Corp.	100	23,032
Fast Retailing Co., Ltd.	200	164,146
#*FDK Corp.	100	1,282
Ferrotec Holdings Corp.	500	11,216
FIDEA Holdings Co., Ltd.	1,500	1,702
FINDEX, Inc.	100	1,096
First Juken Co., Ltd.	100	1,154
FJ Next Co., Ltd.	100	933
France Bed Holdings Co., Ltd.	100	826
Freund Corp.	200	1,394
*Fronteo, Inc.	100	666

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Fudo Tetra Corp.	100	1,703
Fuji Co., Ltd	400	7,549
Fuji Corp.	200	5,326
Fuji Electric Co., Ltd.	10,700	487,009
*Fuji Oil Co., Ltd.	1,000	2,122
Fuji Pharma Co., Ltd.	100	1,095
Fuji Seal International, Inc.	100	2,220
Fujibo Holdings, Inc.	100	4,053
Fujicco Co., Ltd.	200	3,515
FUJIFILM Holdings Corp.	10,900	706,722
*Fujikura, Ltd.	22,000	113,316
Fujisash Co., Ltd.	300	217
Fujitec Co., Ltd.	200	4,519
Fujitsu, Ltd.	300	47,770
Fukuda Corp.	100	4,300
Fukui Bank, Ltd. (The)	100	1,556
Fukui Computer Holdings, Inc.	100	3,879
Fukuoka Financial Group, Inc.	10,900	185,481
FULLCAST Holdings Co., Ltd.	200	3,480
Funai Soken Holdings, Inc.	100	1,773
Furukawa Co., Ltd.	300	3,401
Furukawa Electric Co., Ltd.	100	2,657
Furuno Electric Co., Ltd.	600	5,846
Furyu Corp.	100	894
Fuso Pharmaceutical Industries, Ltd.	100	2,162
Futaba Industrial Co., Ltd.	200	950
Future Corp.	200	3,711
G-7 Holdings, Inc.	100	2,670
*GA Technologies Co., Ltd.	200	3,769
Gakken Holdings Co., Ltd.	100	1,263
GCA Corp.	600	4,446
Genky DrugStores Co., Ltd.	100	3,042
Geo Holdings Corp.	400	4,146
GMO Financial Holdings, Inc.	100	771
GMO GlobalSign Holdings KK	100	5,416
Godo Steel, Ltd.	100	1,605
Golf Digest Online, Inc.	100	1,337
#*Good Com Asset Co., Ltd.	100	1,276
GS Yuasa Corp.	100	2,703
G-Tekt Corp.	200	2,549
GungHo Online Entertainment, Inc.	200	3,813
Gunma Bank, Ltd. (The)	400	1,306
*Gunosy, Inc.	200	1,799
H2O Retailing Corp.	200	1,561
Hachijuni Bank, Ltd. (The)	700	2,389
Hagihara Industries, Inc.	300	3,892
Hagiwara Electric Holdings Co., Ltd.	100	2,371
Hakuhodo DY Holdings, Inc.	200	3,369
Hamakyorex Co., Ltd.	200	5,626
Hamamatsu Photonics KK	100	5,800
Hankyu Hanshin Holdings, Inc.	200	6,294
Haseko Corp.	20,600	276,099
Hazama Ando Corp.	400	3,048
Hino Motors, Ltd.	100	837
Hioki EE Corp.	100	4,895
Hirata Corp.	100	6,578
Hiroshima Gas Co., Ltd.	100	343
Hitachi Construction Machinery Co., Ltd.	100	3,069

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Hitachi Metals, Ltd.	100	1,940
Hitachi Zosen Corp.	10,900	82,370
Hitachi, Ltd.	11,100	546,444
Hito Communications Holdings, Inc.	100	1,892
Hodogaya Chemical Co., Ltd.	100	3,902
Hokkaido Electric Power Co., Inc.	20,700	98,287
Hokkoku Bank, Ltd. (The)	300	6,675
Hokuetsu Corp.	300	1,551
Hokuhoku Financial Group, Inc.	100	841
Hokuriku Electric Power Co.	200	1,211
Hokuto Corp.	100	1,818
Honda Motor Co., Ltd.	22,100	653,467
H-One Co., Ltd.	100	720
Hosokawa Micron Corp.	100	5,691
Hotland Co., Ltd.	100	1,198
Hoya Corp.	1,100	125,141
Hulic Co., Ltd.	10,400	118,362
Hyakugo Bank, Ltd. (The)	3,200	9,280
Hyakujushi Bank, Ltd. (The)	200	2,787
IBJ, Inc.	200	1,647
Ichigo, Inc.	52,900	165,033
Ichikoh Industries, Ltd.	200	1,283
Ichinen Holdings Co., Ltd.	200	2,327
Ichiyoshi Securities Co., Ltd.	200	1,133
IDEA Consultants, Inc.	100	1,647
Idec Corp.	300	4,594
Idemitsu Kosan Co., Ltd.	100	2,394
IDOM, Inc.	12,900	74,706
*IHI Corp.	10,900	218,987
Iida Group Holdings Co., Ltd.	100	2,436
Iino Kaiun Kaisha, Ltd.	300	1,499
Inaba Denki Sangyo Co., Ltd.	100	2,338
Inaba Seisakusho Co., Ltd.	200	2,684
Ines Corp.	200	2,573
I-Net Corp.	100	1,338
Infomart Corp.	13,500	127,336
Inpex Corp.	32,300	220,446
Intage Holdings, Inc.	300	3,664
*Inter Action Corp.	100	2,275
I-PEX, Inc.	200	3,420
IPS, Inc.	100	2,313
*Iseki & Co., Ltd.	400	5,694
Isetan Mitsukoshi Holdings, Ltd.	46,700	325,561
Ishihara Sangyo Kaisha, Ltd.	100	832
Isuzu Motors, Ltd.	400	4,047
Itfor, Inc.	200	1,433
ITOCHU Corp.	22,100	689,052
Itochu Enex Co., Ltd.	100	952
Itochu-Shokuhin Co., Ltd.	100	4,510
Itoham Yonekyu Holdings, Inc.	10,100	64,959
Itoki Corp.	900	3,079
Iwaicosmo Holdings, Inc.	200	3,253
Iyo Bank, Ltd. (The)	200	1,101
J Front Retailing Co., Ltd.	12,300	117,030
JAC Recruitment Co., Ltd.	200	3,111
Jaccs Co., Ltd.	300	5,857
Janome Sewing Machine Co., Ltd.	200	1,405
*Japan Airlines Co., Ltd.	100	2,123

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Japan Exchange Group, Inc.	21,500	503,840
Japan Lifeline Co., Ltd.	100	1,409
Japan Material Co., Ltd.	200	2,326
Japan Post Holdings Co., Ltd.	10,600	88,985
Japan Post Insurance Co., Ltd.	200	3,853
Japan Property Management Center Co., Ltd.	100	1,166
Japan Pulp & Paper Co., Ltd.	100	3,316
Japan Securities Finance Co., Ltd.	900	6,636
Japan Steel Works, Ltd. (The)	11,400	276,591
Japan Tobacco, Inc.	11,500	215,050
Japan Transcity Corp.	100	454
Japan Wool Textile Co., Ltd. (The)	1,100	9,812
JCR Pharmaceuticals Co., Ltd.	100	2,722
JDC Corp.	100	547
JFE Holdings, Inc.	200	2,631
JGC Holdings Corp.	100	1,141
JM Holdings Co., Ltd.	200	3,775
J-Oil Mills, Inc.	200	3,376
Joshin Denki Co., Ltd.	200	5,043
JP-Holdings, Inc.	100	284
JSB Co., Ltd.	100	3,010
JSP Corp.	100	1,629
JSR Corp.	10,800	332,482
JTEKT Corp.	20,600	185,448
Juki Corp.	600	4,737
Juroku Bank, Ltd. (The)	400	7,378
JVCKenwood Corp.	57,200	124,024
Kaga Electronics Co., Ltd.	200	4,411
Kagome Co., Ltd.	100	2,868
Kajima Corp.	300	4,144
Kaken Pharmaceutical Co., Ltd.	100	4,117
Kamigumi Co., Ltd.	100	1,944
Kanamic Network Co., Ltd.	200	1,228
Kandenko Co., Ltd.	100	855
Kanematsu Corp.	100	1,317
Kansai Electric Power Co., Inc. (The)	11,200	110,868
Kansai Paint Co., Ltd.	10,700	269,495
Kansai Super Market, Ltd.	100	945
Kanto Denka Kogyo Co., Ltd.	500	3,939
Kao Corp.	11,000	705,155
*Kawasaki Heavy Industries, Ltd.	10,900	260,571
KDDI Corp.	33,200	1,004,155
*KeePer Technical Laboratory Co., Ltd.	200	4,252
Keihan Holdings Co., Ltd.	100	3,646
Keikyu Corp.	100	1,279
Keio Corp.	100	6,496
Keisei Electric Railway Co., Ltd.	10,800	336,929
Keiyo Bank, Ltd. (The)	1,000	3,797
Keiyo Co., Ltd.	900	5,887
Kewpie Corp.	100	2,364
Keyence Corp.	600	288,294
KFC Holdings Japan, Ltd.	100	2,647
Kikkoman Corp.	100	6,139
*Kintetsu Group Holdings Co., Ltd.	100	3,582
Kirin Holdings Co., Ltd.	14,900	279,516
Ki-Star Real Estate Co., Ltd.	100	3,348
Kitanotatsujin Corp.	13,100	61,122
Kitz Corp.	1,200	7,531

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
*KLab, Inc.	200	1,411
Koa Corp.	300	4,100
Kobe Bussan Co., Ltd.	100	2,673
Kobe Steel, Ltd.	400	2,884
Koito Manufacturing Co., Ltd.	100	6,230
Kojima Co., Ltd.	700	5,687
Kokuyo Co., Ltd.	200	3,089
Komatsu, Ltd.	400	11,729
KOMEDA Holdings Co., Ltd.	100	1,863
Konami Holdings Corp.	100	5,965
Konica Minolta, Inc.	400	2,262
Konishi Co., Ltd.	200	3,065
Konoike Transport Co., Ltd.	100	1,048
Krosaki Harima Corp.	100	4,048
KRS Corp.	100	1,488
K’s Holdings Corp.	21,500	293,669
Kubota Corp.	400	9,405
Kuraray Co., Ltd.	100	1,086
Kurita Water Industries, Ltd.	100	4,611
Kuriyama Holdings Corp.	300	1,916
*KYB Corp.	400	10,708
Kyoei Steel, Ltd.	200	2,798
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	3,028
Kyokuto Securities Co., Ltd.	200	1,467
Kyosan Electric Manufacturing Co., Ltd.	100	369
Kyowa Electronic Instruments Co., Ltd.	400	1,416
Kyowa Exeo Corp.	100	2,660
Kyowa Kirin Co., Ltd.	500	15,187
Kyushu Electric Power Co., Inc.	100	913
Kyushu Financial Group, Inc.	300	1,166
Kyushu Railway Co.	100	2,243
Lacto Japan Co., Ltd.	100	2,522
LEC, Inc.	200	2,095
LIFULL Co., Ltd.	15,500	55,446
Like Co., Ltd.	100	2,112
Lion Corp.	11,900	223,183
Lixil Corp.	100	2,709
Look Holdings, Inc.	100	1,100
M3, Inc.	11,000	762,518
Macromill, Inc.	800	6,184
Maeda Corp.	200	1,707
Maezawa Industries, Inc.	300	1,743
Makita Corp.	200	8,993
*Management Solutions Co., Ltd.	100	1,756
Mandom Corp.	100	1,872
Marklines Co., Ltd.	100	2,645
Marubeni Corp.	33,500	278,469
Marudai Food Co., Ltd.	200	3,065
Marui Group Co., Ltd.	10,900	204,029
Marusan Securities Co., Ltd.	500	2,900
Maruzen CHI Holdings Co., Ltd.	500	1,775
Matsui Securities Co., Ltd.	10,800	84,677
Max Co., Ltd.	200	3,061
*Maxell Holdings, Ltd.	600	7,065
*Mazda Motor Corp.	500	3,870
MCJ Co., Ltd.	10,900	99,123
Mebuki Financial Group, Inc.	900	1,960
Medical Data Vision Co., Ltd.	300	5,270

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Medipal Holdings Corp.	10,900	200,240
MEIJI Holdings Co., Ltd.	100	6,194
Meiko Electronics Co., Ltd.	300	6,774
Meisei Industrial Co., Ltd.	100	700
Mercuria Investment Co., Ltd.	200	1,460
Michinoku Bank, Ltd. (The)	100	917
Micronics Japan Co., Ltd.	300	4,669
Mie Kotsu Group Holdings, Inc.	100	431
MIMAKI ENGINEERING CO., LTD.	300	1,768
Mimasu Semiconductor Industry Co., Ltd.	200	5,136
MINEBEA MITSUMI, Inc.	20,200	506,548
Mirai Industry Co., Ltd.	100	1,611
Mirait Holdings Corp.	100	1,616
Miroku Jyoho Service Co., Ltd.	100	1,672
MISUMI Group, Inc.	11,000	309,958
Mitsubishi Chemical Holdings Corp.	44,000	327,469
Mitsubishi Corp.	22,000	607,840
Mitsubishi Electric Corp.	700	10,772
Mitsubishi Estate Co., Ltd.	500	8,213
Mitsubishi Gas Chemical Co., Inc.	100	2,312
Mitsubishi Heavy Industries, Ltd.	200	5,941
Mitsubishi Materials Corp.	100	2,244
#*Mitsubishi Motors Corp.	700	1,896
Mitsubishi Research Institute, Inc.	100	3,769
Mitsubishi UFJ Financial Group, Inc.	155,500	822,277
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	4,009
Mitsui Chemicals, Inc.	100	3,147
Mitsui DM Sugar Holdings Co., Ltd.	100	1,654
*Mitsui E&S Holdings Co., Ltd.	64,000	312,666
Mitsui Fudosan Co., Ltd.	11,100	240,675
Mitsui OSK Lines, Ltd.	10,800	433,759
Mitsui-Soko Holdings Co., Ltd.	300	6,057
Miura Co., Ltd.	100	5,242
Miyazaki Bank, Ltd. (The)	100	2,018
Miyoshi Oil & Fat Co., Ltd.	100	1,109
Mizuho Financial Group, Inc.	22,500	315,974
Mizuho Leasing Co., Ltd.	100	2,987
Monex Group, Inc.	54,400	421,046
Monogatari Corp. (The)	200	13,522
MonotaRO Co., Ltd.	17,400	444,133
MORESCO Corp.	100	994
Morinaga & Co., Ltd.	100	3,330
Morita Holdings Corp.	200	2,909
MRK Holdings, Inc.	100	131
MS&AD Insurance Group Holdings, Inc.	10,900	308,636
m-up Holdings, Inc.	100	2,525
Murata Manufacturing Co., Ltd.	11,000	875,834
Musashi Seimitsu Industry Co., Ltd.	100	1,746
Musashino Bank, Ltd. (The)	300	4,460
Nabtesco Corp.	8,400	377,714
Nafco Co., Ltd.	100	2,022
Nagase & Co., Ltd.	200	3,012
*Nagoya Railroad Co., Ltd.	100	2,293
Naigai Trans Line, Ltd.	100	1,575
Nankai Electric Railway Co., Ltd.	100	2,207
Nanto Bank, Ltd. (The)	300	5,012
Natori Co., Ltd.	100	1,745
NEC Corp.	100	5,819

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
NEC Networks & System Integration Corp.	10,800	186,052
NET One Systems Co., Ltd.	10,900	357,998
Neturen Co., Ltd.	100	496
Nexon Co., Ltd.	200	6,633
NGK Insulators, Ltd.	100	1,822
NGK Spark Plug Co., Ltd.	100	1,669
NH Foods, Ltd.	100	4,460
NHK Spring Co., Ltd.	400	2,957
Nichias Corp.	100	2,608
Nichiban Co., Ltd.	100	1,693
Nichicon Corp.	500	4,913
Nichi-iko Pharmaceutical Co., Ltd.	300	2,519
Nichirei Corp.	200	5,054
Nichirin Co., Ltd.	200	3,140
Nidec Corp.	1,200	138,932
Nifco, Inc.	100	3,412
Nihon House Holdings Co., Ltd.	900	2,659
Nihon M&A Center, Inc.	400	10,481
Nihon Nohyaku Co., Ltd.	100	500
Nihon Parkerizing Co., Ltd.	100	966
Nihon Unisys, Ltd.	100	3,170
Nikkiso Co., Ltd.	200	2,055
Nikko Co., Ltd.	200	1,312
Nikon Corp.	500	4,702
Nintendo Co., Ltd.	600	344,120
Nippon Chemical Industrial Co., Ltd.	100	2,682
*Nippon Chemi-Con Corp.	500	7,859
Nippon Coke & Engineering Co., Ltd.	61,500	56,265
Nippon Concrete Industries Co., Ltd.	100	352
Nippon Denko Co., Ltd.	63,200	213,355
Nippon Electric Glass Co., Ltd.	10,800	273,495
Nippon Express Co., Ltd.	100	7,639
Nippon Kayaku Co., Ltd.	11,000	101,843
Nippon Koei Co., Ltd.	300	8,091
Nippon Paper Industries Co., Ltd.	10,800	132,598
Nippon Parking Development Co., Ltd.	600	856
Nippon Pillar Packing Co., Ltd.	200	3,239
Nippon Road Co., Ltd. (The)	100	7,264
Nippon Sanso Holdings Corp.	10,900	204,827
Nippon Signal Co., Ltd.	400	3,392
Nippon Steel Corp.	10,300	179,700
Nippon Suisan Kaisha, Ltd.	24,000	112,200
Nippon Telegraph & Telephone Corp.	11,300	284,813
Nippon Thompson Co., Ltd.	400	2,368
Nippon Yakin Kogyo Co., Ltd.	200	3,438
Nippon Yusen KK	100	3,925
Nipro Corp.	10,800	130,029
Nishi-Nippon Financial Holdings, Inc.	200	1,283
Nishio Rent All Co., Ltd.	300	8,275
Nissan Chemical Corp.	100	5,142
*Nissan Motor Co., Ltd.	2,600	13,028
Nissei ASB Machine Co., Ltd.	100	4,611
Nissha Co., Ltd.	500	5,864
Nisshin Seifun Group, Inc.	10,800	174,096
Nisshinbo Holdings, Inc.	1,100	8,383
Nisso Corp.	100	650
Nitori Holdings Co., Ltd.	100	17,941
Nitto Denko Corp.	100	8,289

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Nitto Seiko Co., Ltd.	600	3,008
NOK Corp.	100	1,283
Nomura Holdings, Inc.	32,500	174,505
Nomura Micro Science Co., Ltd.	100	4,122
Nomura Real Estate Holdings, Inc.	100	2,461
Nomura Research Institute, Ltd.	19,100	588,001
Noritake Co., Ltd.	100	3,307
Noritz Corp.	300	4,468
North Pacific Bank, Ltd.	300	774
NSD Co., Ltd.	200	3,259
NSK, Ltd.	700	6,443
*NTN Corp.	108,600	308,001
NTT Data Corp.	33,200	515,746
Obara Group, Inc.	100	3,390
Obayashi Corp.	11,000	100,334
Odakyu Electric Railway Co., Ltd.	10,900	294,675
Oenon Holdings, Inc.	100	354
Ohara, Inc.	100	1,444
Oiles Corp.	100	1,424
Oita Bank, Ltd. (The)	100	1,723
Oji Holdings Corp.	600	3,782
Okabe Co., Ltd.	800	5,358
Okamoto Industries, Inc.	100	3,705
Okasan Securities Group, Inc.	1,000	4,154
Oki Electric Industry Co., Ltd.	10,400	109,894
Okura Industrial Co., Ltd.	200	3,504
Okuwa Co., Ltd.	600	6,422
Olympus Corp.	28,300	581,897
Omron Corp.	100	7,584
Ono Pharmaceutical Co., Ltd.	19,500	490,778
Onward Holdings Co., Ltd.	2,000	5,489
Optex Group Co., Ltd.	700	10,682
Orient Corp.	83,200	113,415
*Oriental Shiraishi Corp.	19,000	51,105
Osaka Gas Co., Ltd.	11,000	212,140
Osaka Soda Co., Ltd.	100	2,259
Osaki Electric Co., Ltd.	300	1,570
Otsuka Corp.	100	5,041
Otsuka Holdings Co., Ltd.	9,300	357,434
Outsourcing, Inc.	10,600	163,017
Pacific Industrial Co., Ltd.	500	5,366
Pan Pacific International Holdings Corp.	300	6,464
Panasonic Corp.	42,400	500,010
*Park24 Co., Ltd.	400	7,725
Pasona Group, Inc.	300	5,366
Penta-Ocean Construction Co., Ltd.	30,900	240,856
*PeptiDream, Inc.	100	4,286
Persol Holdings Co., Ltd.	10,900	200,339
Pigeon Corp.	7,800	264,389
Pola Orbis Holdings, Inc.	10,700	277,326
Poletowin Pitcrew Holdings, Inc.	400	4,135
*PR Times, Inc.	100	2,937
Press Kogyo Co., Ltd.	800	2,335
Prestige International, Inc.	200	1,328
Pronexus, Inc.	100	1,040
Proto Corp.	200	2,126
PS Mitsubishi Construction Co., Ltd.	100	588
*QB Net Holdings Co., Ltd.	100	1,609

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Qol Holdings Co., Ltd.	200	2,509
Raiznext Corp.	100	1,053
Rakuten, Inc.	38,900	494,324
Recruit Holdings Co., Ltd.	26,400	1,192,897
Relia, Inc.	100	1,191
Relo Group, Inc.	100	2,058
*Renesas Electronics Corp.	51,100	596,061
Rengo Co., Ltd.	200	1,660
*RENOVA, Inc.	200	6,304
Resona Holdings, Inc.	67,800	278,507
Resorttrust, Inc.	10,900	173,714
Restar Holdings Corp.	100	1,767
Retail Partners Co., Ltd.	200	2,205
Rheon Automatic Machinery Co., Ltd.	100	1,058
*Right On Co., Ltd.	200	1,228
Riken Technos Corp.	200	882
Riso Kagaku Corp.	100	1,208
Riso Kyoiku Co., Ltd.	14,300	38,594
Rohm Co., Ltd.	100	9,908
Rohto Pharmaceutical Co., Ltd.	100	2,564
Rokko Butter Co., Ltd.	300	4,364
Roland DG Corp.	300	4,658
RS Technologies Co., Ltd.	100	6,047
*Ryobi, Ltd.	500	7,227
Ryohin Keikaku Co., Ltd.	11,000	231,462
Ryosan Co., Ltd.	200	3,936
Sakata INX Corp.	1,000	9,295
Sala Corp.	200	1,114
SAMTY Co., Ltd.	400	7,319
San Ju San Financial Group, Inc.	200	2,370
San-Ai Oil Co., Ltd.	400	4,476
Sanei Architecture Planning Co., Ltd.	200	3,533
San-In Godo Bank, Ltd. (The)	2,600	11,917
*Sanix, Inc.	29,900	92,185
Sanki Engineering Co., Ltd.	500	6,358
Sankyo Tateyama, Inc.	500	3,751
Sanoh Industrial Co., Ltd.	200	2,113
Santen Pharmaceutical Co., Ltd.	21,700	277,938
Sanwa Holdings Corp.	11,800	152,108
Sanyo Denki Co., Ltd.	100	7,191
Sapporo Holdings, Ltd.	200	3,978
Satori Electric Co., Ltd.	200	1,453
SBI Holdings, Inc.	11,000	310,965
Scala, Inc.	300	2,078
SCREEN Holdings Co., Ltd.	100	9,570
Secom Co., Ltd.	100	8,303
Sega Sammy Holdings, Inc.	200	2,871
*Seibu Holdings, Inc.	12,400	133,410
Seiko Epson Corp.	200	3,400
Seiko PMC Corp.	200	1,436
Seino Holdings Co., Ltd.	100	1,374
Sekisui Chemical Co., Ltd.	11,000	191,409
Sekisui House, Ltd.	10,700	216,242
Senko Group Holdings Co., Ltd.	100	919
Senshu Electric Co., Ltd.	100	3,111
Senshu Ikeda Holdings, Inc.	49,000	75,760
*Septeni Holdings Co., Ltd.	41,700	191,895
Seven & i Holdings Co., Ltd.	11,100	477,187

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Seven Bank, Ltd.	22,100	47,514
SG Holdings Co., Ltd.	13,900	315,883
Shibaura Electronics Co., Ltd.	100	3,220
Shibaura Machine Co., Ltd.	300	7,158
Shikoku Bank, Ltd. (The)	200	1,277
Shikoku Electric Power Co, Inc.	200	1,464
Shima Seiki Manufacturing, Ltd.	100	2,010
Shimadzu Corp.	10,900	381,433
Shimano, Inc.	100	22,904
Shimizu Corp.	300	2,456
Shin Nippon Air Technologies Co., Ltd.	100	1,970
Shinagawa Refractories Co., Ltd.	100	2,733
*Shindengen Electric Manufacturing Co., Ltd.	100	3,129
Shin-Etsu Chemical Co., Ltd.	900	151,914
Shin-Etsu Polymer Co., Ltd.	100	948
Shinko Shoji Co., Ltd.	200	1,369
Shinmaywa Industries, Ltd.	500	4,474
Shinoken Group Co., Ltd.	100	1,070
Shinsei Bank, Ltd.	100	1,456
Shinwa Co., Ltd.	200	3,678
Shionogi & Co., Ltd.	100	5,258
Shiseido Co., Ltd.	7,700	558,489
Shizuoka Bank, Ltd. (The)	300	2,297
Shizuoka Gas Co., Ltd.	700	5,930
Shoei Foods Corp.	200	7,355
Showa Denko KK	10,400	314,935
Siix Corp.	600	8,009
SKY Perfect JSAT Holdings, Inc.	11,000	46,192
*Skylark Holdings Co., Ltd.	10,800	160,263
Sodick Co., Ltd.	900	8,152
SoftBank Corp.	77,300	996,792
SoftBank Group Corp.	22,100	1,998,614
Sohgo Security Services Co., Ltd.	100	4,382
Sojitz Corp.	36,900	110,054
Solasto Corp.	100	1,301
Soliton Systems KK	100	1,606
Sompo Holdings, Inc.	10,900	404,867
Sony Corp.	22,100	2,203,833
Sourcenext Corp.	400	1,149
Space Co., Ltd.	300	2,443
Space Value Holdings Co., Ltd.	200	1,365
Sparx Group Co., Ltd.	600	1,570
S-Pool, Inc.	800	6,873
Square Enix Holdings Co., Ltd.	100	5,562
SRA Holdings	100	2,351
Stanley Electric Co., Ltd.	100	2,863
Star Mica Holdings Co., Ltd.	300	3,022
Starzen Co., Ltd.	200	4,060
Strike Co., Ltd.	100	4,195
Subaru Corp.	11,100	205,894
SUMCO Corp.	10,900	282,410
Sumida Corp.	100	1,022
Sumitomo Chemical Co., Ltd.	1,100	5,605
Sumitomo Corp.	11,300	153,830
Sumitomo Dainippon Pharma Co., Ltd.	200	3,467
Sumitomo Electric Industries, Ltd.	22,000	327,268
Sumitomo Forestry Co., Ltd.	100	2,315
Sumitomo Heavy Industries, Ltd.	100	2,896

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Sumitomo Metal Mining Co., Ltd.	10,900	462,606
Sumitomo Mitsui Construction Co., Ltd.	24,500	104,451
Sumitomo Mitsui Financial Group, Inc.	22,000	765,235
Sumitomo Mitsui Trust Holdings, Inc.	10,900	370,962
Sumitomo Realty & Development Co., Ltd.	10,900	362,885
Sumitomo Riko Co., Ltd.	300	1,943
Sumitomo Rubber Industries, Ltd.	100	1,237
Sumitomo Seika Chemicals Co., Ltd.	100	3,559
Sun Frontier Fudousan Co., Ltd.	100	872
Suntory Beverage & Food, Ltd.	100	3,376
Suruga Bank, Ltd.	14,400	51,511
Sushiro Global Holdings, Ltd.	10,800	482,668
Suzuki Motor Corp.	10,900	413,543
Swcc Showa Holdings Co., Ltd.	300	4,345
Sysmex Corp.	100	9,995
Systena Corp.	200	4,115
T&D Holdings, Inc.	10,900	133,526
Tachikawa Corp.	200	2,371
Tadano, Ltd.	1,000	10,155
Taihei Dengyo Kaisha, Ltd.	100	2,428
Taiheiyo Cement Corp.	100	2,506
Taiko Pharmaceutical Co., Ltd.	300	3,260
Taisei Corp.	10,900	401,876
Taisei Lamick Co., Ltd.	100	2,499
Taiyo Yuden Co., Ltd.	100	4,593
Takamatsu Construction Group Co., Ltd.	100	1,886
Takara & Co., Ltd.	200	3,361
Takara Holdings, Inc.	11,000	141,796
Takara Leben Co., Ltd.	13,600	43,548
Takashimaya Co., Ltd.	22,400	246,737
Takasho Co., Ltd.	200	1,358
Takeda Pharmaceutical Co., Ltd.	21,900	728,297
Takeei Corp.	100	1,135
Takihyo Co., Ltd.	100	1,707
Tama Home Co., Ltd.	200	4,633
Tamura Corp.	600	2,778
Tatsuta Electric Wire and Cable Co., Ltd.	100	547
Tayca Corp.	100	1,257
Tazmo Co., Ltd.	100	1,682
TDK Corp.	100	13,586
Techmatrix Corp.	400	7,707
TechnoPro Holdings, Inc.	100	7,346
Teijin, Ltd.	10,900	179,298
Terumo Corp.	12,000	453,630
THK Co., Ltd.	100	3,408
Tobu Railway Co., Ltd.	100	2,571
Tocalo Co., Ltd.	700	9,510
Tochigi Bank, Ltd. (The)	300	478
Toda Corp.	1,000	7,127
Toho Bank, Ltd. (The)	1,600	3,118
*Toho Co., Ltd.	100	1,575
Toho Co., Ltd.	100	3,980
Toho Holdings Co., Ltd.	100	1,687
Toho Titanium Co., Ltd.	100	918
Tohoku Electric Power Co., Inc.	100	881
Tokai Carbon Co., Ltd.	100	1,627
Tokai Corp.	200	4,400
TOKAI Holdings Corp.	300	2,454

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Tokai Tokyo Financial Holdings, Inc.	57,100	214,180
Tokio Marine Holdings, Inc.	11,000	526,325
Tokuyama Corp.	10,700	241,791
*Tokyo Base Co., Ltd.	200	1,251
*Tokyo Electric Power Co. Holdings, Inc.	38,400	113,473
Tokyo Electron Device, Ltd.	100	5,196
Tokyo Electron, Ltd.	700	309,446
Tokyo Gas Co., Ltd.	10,900	220,683
Tokyo Kiraboshi Financial Group, Inc.	300	3,263
Tokyo Seimitsu Co., Ltd.	100	4,730
Tokyo Steel Manufacturing Co., Ltd.	13,100	126,919
Tokyo Tatemono Co., Ltd.	10,900	160,850
Tokyo Tekko Co., Ltd.	100	1,740
Tokyu Construction Co., Ltd.	6,200	32,048
Tokyu Corp.	21,800	280,216
Tokyu Fudosan Holdings Corp.	400	2,221
Toli Corp.	100	227
Tomoe Engineering Co., Ltd.	100	1,905
TOMONY Holdings, Inc.	900	2,421
Tomy Co., Ltd.	10,900	93,538
Topcon Corp.	10,700	146,054
Topre Corp.	400	5,339
Toray Industries, Inc.	22,700	141,053
Toridoll Holdings Corp.	100	1,578
Tosei Corp.	700	6,923
Toshiba Corp.	10,100	417,195
Tosho Co., Ltd.	100	1,637
Tosoh Corp.	10,900	193,259
TOTO, Ltd.	100	5,187
Tow Co., Ltd.	800	2,313
Towa Bank, Ltd. (The)	200	1,111
Towa Corp.	200	3,947
Toyo Construction Co., Ltd.	500	2,676
*Toyo Denki Seizo KK	100	1,150
#*Toyo Engineering Corp.	700	4,483
Toyo Machinery & Metal Co., Ltd.	300	1,438
Toyo Seikan Group Holdings, Ltd.	10,900	127,443
Toyo Suisan Kaisha, Ltd.	100	4,076
Toyo Tanso Co., Ltd.	200	3,923
Toyo Tire Corp.	100	1,832
Toyobo Co., Ltd.	200	2,419
Toyota Boshoku Corp.	100	1,863
Toyota Motor Corp.	33,300	2,475,908
Toyota Tsusho Corp.	11,300	477,618
TPR Co., Ltd.	300	4,301
Trancom Co., Ltd.	100	7,758
Trans Genic, Inc.	400	2,174
Transaction Co., Ltd.	100	1,189
Trend Micro, Inc.	10,900	518,549
Tsubaki Nakashima Co., Ltd.	800	11,923
Tsukishima Kikai Co., Ltd.	100	1,106
Tsukuba Bank, Ltd.	200	311
Tsurumi Manufacturing Co., Ltd.	100	1,582
Ube Industries, Ltd.	10,900	220,284
Ubicom Holdings, Inc.	100	2,909
Uchida Yoko Co., Ltd.	100	4,282
Unicharm Corp.	10,500	407,685
Union Tool Co.	100	3,165

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
JAPAN, continued
Unipres Corp.	800	7,663
Ushio, Inc.	27,700	367,205
USS Co., Ltd.	300	5,437
V Technology Co., Ltd.	100	5,059
Valqua, Ltd.	100	1,897
Vector, Inc.	100	858
Vertex Corp.	100	2,343
Vital KSK Holdings, Inc.	100	642
VT Holdings Co., Ltd.	6,200	23,880
Wacom Co., Ltd.	22,500	144,298
Wakita & Co., Ltd.	800	7,692
Warabeya Nichiyo Holdings Co., Ltd.	300	5,335
Watahan & Co., Ltd.	100	1,181
Weathernews, Inc.	100	4,876
Welcia Holdings Co., Ltd.	100	3,120
*Wellnet Corp.	400	2,035
West Japan Railway Co.	100	5,519
World Holdings Co., Ltd.	100	2,546
Wowow, Inc.	100	2,433
Yakult Honsha Co., Ltd.	100	4,867
YAKUODO Holdings Co., Ltd.	200	4,318
YAMABIKO Corp.	200	2,155
Yamada Holdings Co., Ltd.	33,100	164,735
Yamagata Bank, Ltd. (The)	100	919
Yamaguchi Financial Group, Inc.	300	1,770
Yamaha Corp.	100	5,443
Yamaha Motor Co., Ltd.	10,900	272,138
Yamaichi Electronics Co., Ltd.	200	2,968
YA-MAN, Ltd.	400	5,467
Yamanashi Chuo Bank, Ltd. (The)	100	756
Yamato Holdings Co., Ltd.	10,800	304,817
Yamazaki Baking Co., Ltd.	10,800	171,033
Yaskawa Electric Corp.	100	4,611
Yellow Hat, Ltd.	100	1,681
Yokogawa Electric Corp.	200	3,630
Yokohama Reito Co., Ltd.	500	4,002
Yokohama Rubber Co., Ltd. (The)	100	1,858
Yokowo Co., Ltd.	200	4,884
Yondoshi Holdings, Inc.	300	5,086
Yotai Refractories Co., Ltd.	100	962
Yuasa Trading Co., Ltd.	200	5,434
Yurtec Corp.	300	2,141
Z Holdings Corp.	70,100	323,869
Zenrin Co., Ltd.	100	1,055
Zensho Holdings Co., Ltd.	100	2,507
Zeon Corp.	10,800	172,120

TOTAL Japan		70,939,059

JERSEY (0.0%)
Atrium European Real Estate, Ltd.	140	456

TOTAL Jersey		456

JORDAN (0.0%)
Hikma Pharmaceuticals PLC	3,219	108,747

TOTAL Jordan		108,747

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
LIECHTENSTEIN (0.0%)
Liechtensteinische Landesbank AG	12	711
*VP Bank AG	4	504

TOTAL Liechtenstein		1,215

LUXEMBOURG (0.3%)
APERAM SA	1,351	70,079
*ArcelorMittal SA	12,926	377,339
Befesa SA	486	34,050
*Corestate Capital Holding SA	16	252
*Eurofins Scientific SE	1,778	176,259
Grand City Properties SA	1,881	50,631
*Millicom International Cellular SA	2,775	109,940
*RTL Group SA	35	2,061
SES SA	8,552	64,899
Stabilus SA	1,388	108,607
Sword Group	8	400
Tenaris SA	9,307	100,364

TOTAL Luxembourg		1,094,881

MACAU (0.0%)
MGM China Holdings, Ltd.	1,600	2,641
*Sands China, Ltd.	2,400	11,402
*Wynn Macau, Ltd.	44,000	84,637

TOTAL Macau		98,680

MALAYSIA (0.0%)
*Lynas Rare Earths, Ltd.	5,779	24,552

TOTAL Malaysia		24,552

MALTA (0.0%)
*Catena Media PLC	44	275
Kindred Group PLC	5,187	89,867

TOTAL Malta		90,142

MEXICO (0.0%)
Fresnillo PLC	3,330	37,972

TOTAL Mexico		37,972

MONACO (0.0%)
Endeavour Mining Corp.	1,641	34,135

TOTAL Monaco		34,135

NETHERLANDS (4.2%)
Aalberts NV	90	4,881
*ABN AMRO Bank NV	8,086	104,621
*Accell Group NV	45	2,324
*Adyen NV	111	272,790
Aegon NV	53,379	248,421
#Akzo Nobel NV	3,108	373,843

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
NETHERLANDS, continued
AMG Advanced Metallurgical Group NV	315	12,104
Amsterdam Commodities NV	148	3,679
*Arcadis NV	3,961	166,889
*Argenx SE	416	120,388
ASM International NV	777	236,551
ASML Holding NV	4,995	3,254,236
ASR Nederland NV	795	34,845
*Basic-Fit NV	1,330	60,072
BE Semiconductor Industries NV	1,443	116,941
*Beter Bed Holding NV	12	78
Boskalis Westminster	1,729	55,240
*Brunel International NV	16	215
Corbion NV	1,221	71,611
Euronext NV	1,063	107,106
ForFarmers NV	20	133
*Fugro NV	54	563
Heijmans NV	20	320
Heineken NV	3,330	386,596
*Hunter Douglas NV	4	327
IMCD NV	999	145,454
ING Groep NV	48,876	625,439
*Intertrust NV	1,058	19,614
*Just Eat Takeaway.com NV	1,887	195,817
Kendrion NV	8	224
Koninklijke Ahold Delhaize NV	33,663	907,325
*Koninklijke BAM Groep NV	2,201	6,110
Koninklijke DSM NV	2,886	518,347
Koninklijke KPN NV	81,495	281,166
Koninklijke Philips NV	12,381	698,714
Koninklijke Vopak NV	2,240	102,737
*Lucas Bols NV	4	57
NN Group NV	4,998	250,110
*OCI NV	60	1,402
Ordina NV	76	318
PostNL NV	9,180	48,060
Prosus NV	5,106	554,610
*QIAGEN NV	3,392	165,496
Randstad NV	2,553	184,645
Royal Dutch Shell PLC, Class B	119,716	2,153,118
SBM Offshore NV	792	13,801
*SIF Holding NV	12	233
Signify NV	4,567	260,100
*Sligro Food Group NV	95	3,019
TKH Group NV	716	34,270
*TomTom NV	8,401	73,877
*Van Lanschot Kempen NV	112	3,283
Wolters Kluwer NV	5,439	492,764

TOTAL Netherlands		13,374,884

NEW ZEALAND (0.4%)
*a2 Milk Co., Ltd. (The)	10,692	58,687
*Air New Zealand, Ltd.	1,287	1,607
Arvida Group, Ltd.	2,762	3,567
*Auckland International Airport, Ltd.	15,201	82,782
Chorus, Ltd.	1,924	9,373
Contact Energy, Ltd.	22,145	119,803
Delegat Group, Ltd.	36	379

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
NEW ZEALAND, continued
EBOS Group, Ltd.	5,480	116,974
*Eroad, Ltd.	24	98
*Evolve Education Group, Ltd.	65	55
#Fisher & Paykel Healthcare Corp., Ltd.	6,216	160,336
Fletcher Building, Ltd.	26,790	139,742
Fonterra Co-operative Group, Ltd.	76	249
Freightways, Ltd.	312	2,491
Genesis Energy, Ltd.	920	2,271
*Gentrack Group, Ltd.	60	68
Hallenstein Glasson Holdings, Ltd.	44	232
Heartland Group Holdings, Ltd.	483	627
Infratil, Ltd.	2,601	13,315
*Kathmandu Holdings, Ltd.	3,226	3,356
Mainfreight, Ltd.	551	28,623
Mercury NZ, Ltd.	396	1,972
Meridian Energy, Ltd.	16,149	61,758
*New Zealand Refining Co., Ltd. (The)	136	51
*NZME, Ltd.	136	76
NZX, Ltd.	182	271
Oceania Healthcare, Ltd.	3,752	3,634
*Pacific Edge, Ltd.	252	208
*Plexure Group, Ltd.	64	35
Port of Tauranga, Ltd.	184	977
*Restaurant Brands New Zealand, Ltd.	20	188
Ryman Healthcare, Ltd.	6,207	63,196
Sanford, Ltd.	52	172
Scales Corp., Ltd.	80	262
*Serko, Ltd.	40	195
Skellerup Holdings, Ltd.	120	400
*SKY Network Television, Ltd.	1,116	136
*SKYCITY Entertainment Group, Ltd.	17,719	45,514
Spark New Zealand, Ltd.	44,789	141,399
Summerset Group Holdings, Ltd.	399	3,481
#*Synlait Milk, Ltd.	52	122
*Tourism Holdings, Ltd.	80	148
Trustpower, Ltd.	40	254
Turners Automotive Group, Ltd.	40	106
Vector, Ltd.	144	430
*Vista Group International, Ltd.	136	239
Warehouse Group, Ltd. (The)	56	137
*Xero, Ltd.	1,776	194,202
*Z Energy, Ltd.	26,046	50,084

TOTAL New Zealand		1,314,282

NORWAY (0.8%)
ABG Sundal Collier Holding ASA	252	258
#*Adevinta ASA	470	8,627
AF Gruppen ASA	28	682
*Akastor ASA	92	63
Aker ASA, A Shares	452	33,812
Aker BP ASA	2,297	66,022
Aker Solutions ASA	664	1,164
AKVA Group ASA	8	86
American Shipping Co. ASA	56	210
#*ArcticZymes Technologies ASA	28	335
Atea ASA	64	1,229
Austevoll Seafood ASA	66	845

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
NORWAY, continued
Avance Gas Holding, Ltd.	44	232
*Axactor SE	76	88
*B2Holding ASA	160	171
Bonheur ASA	12	324
Borregaard ASA	70	1,545
BW Offshore, Ltd.	296	1,193
*Crayon Group Holding ASA	52	846
DNB ASA	11,886	256,155
*DNO ASA	4,439	5,237
Entra ASA	270	6,110
Equinor ASA	15,304	312,225
Europris ASA	26,499	181,004
Fjordkraft Holding ASA	74	555
FLEX LNG, Ltd.	20	237
Frontline, Ltd.	96	737
Gjensidige Forsikring ASA	2,231	50,873
*Golden Ocean Group, Ltd.	70	606
#*Grieg Seafood ASA	32	319
Hexagon Composites ASA	52	307
Kongsberg Gruppen ASA	2,371	59,930
Leroy Seafood Group ASA	6,135	56,445
Mowi ASA	4,986	123,387
*NEL ASA	19,014	55,338
*Nordic Semiconductor ASA	6,998	173,514
Norsk Hydro ASA	29,228	187,016
Norway Royal Salmon ASA	8	191
Norwegian Finans Holding ASA	1,602	17,720
Ocean Yield ASA	44	158
*Odfjell Drilling, Ltd.	88	212
*Odfjell SE, A Shares	20	69
*Olav Thon Eiendomsselskap ASA	16	308
Orkla ASA	12,914	132,059
*Otello Corp. ASA	56	222
*Panoro Energy ASA	40	104
*PGS ASA	1,838	1,292
Protector Forsikring ASA	48	549
Salmar ASA	1,116	77,613
Sbanken ASA	580	7,232
Scatec ASA	1,666	45,018
*Schibsted ASA, Class B	56	2,460
*Schibsted ASA, Class A	2,483	125,343
Selvaag Bolig ASA	44	323
*Solon Eiendom ASA	20	86
SpareBank 1 SR-Bank ASA	128	1,661
Storebrand ASA	9,607	92,229
Telenor ASA	9,983	178,375
TGS NOPEC Geophysical Co. ASA	11,079	169,021
TOMRA Systems ASA	1,892	94,916
Veidekke ASA	68	1,048
*Wallenius Wilhelmsen ASA	80	268
*XXL ASA	80	209
Yara International ASA	2,664	139,385

TOTAL Norway		2,675,798

PORTUGAL (0.2%)
Altri SGPS SA	60	469
#*Banco Comercial Portugues SA, Registered	644,586	96,606

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
PORTUGAL, continued
Corticeira Amorim SGPS SA	24	293
*CTT-Correios de Portugal SA	76	347
EDP—Energias de Portugal SA	46,393	258,130
Galp Energia SGPS SA	9,567	110,676
Jeronimo Martins SGPS SA	4,218	77,130
*Mota-Engil SGPS SA	48	81
Navigator Co. SA (The)	500	1,689
NOS SGPS SA	8,230	31,248
REN—Redes Energeticas Nacionais SGPS SA	665	1,949
Semapa-Sociedade de Investimento e Gestao	20	291
#Sonae SGPS SA	556	522

TOTAL Portugal		579,431

SINGAPORE (0.9%)
Avarga, Ltd.	800	199
*Banyan Tree Holdings, Ltd.	300	76
BOC Aviation, Ltd.	200	1,805
Bukit Sembawang Estates, Ltd.	100	354
#*BW Energy, Ltd.	56	187
BW LPG, Ltd.	1,124	8,340
CapitaLand, Ltd.	28,400	79,411
*Centurion Corp., Ltd.	500	130
China Aviation Oil Singapore Corp., Ltd.	400	340
China Sunsine Chemical Holdings, Ltd.	500	212
Chip Engseng Corp., Ltd.	700	258
City Developments, Ltd.	9,400	55,747
ComfortDelGro Corp., Ltd.	44,800	57,919
*COSCO Shipping International Singapore Co., Ltd.	1,000	248
*CSE Global, Ltd.	300	129
DBS Group Holdings, Ltd.	22,200	499,099
*Far East Orchard, Ltd.	200	171
First Resources, Ltd.	400	460
Frencken Group, Ltd.	200	235
*Fu Yu Corp., Ltd.	700	166
Genting Singapore, Ltd.	110,800	72,040
Golden Agri-Resources, Ltd.	6,300	1,184
GuocoLand, Ltd.	400	499
*Halcyon Agri Corp., Ltd.	500	103
Hour Glass, Ltd. (The)	200	142
iFAST Corp., Ltd.	200	1,009
IGG, Inc.	108,000	182,715
*ISDN Holdings, Ltd.	500	257
Japfa, Ltd.	129,300	88,928
Jardine Cycle & Carriage, Ltd.	100	1,742
Kenon Holdings, Ltd.	12	398
Keppel Corp., Ltd.	6,100	24,851
Keppel Infrastructure Trust	32,900	13,601
*Lian Beng Group, Ltd.	400	152
*Low Keng Huat Singapore, Ltd.	200	75
NetLink NBN Trust	43,900	32,008
*Oceanus Group, Ltd.	13,000	381
Olam International, Ltd.	600	785
OM Holdings, Ltd.	260	186
OUE, Ltd.	500	552
Oversea-Chinese Banking Corp., Ltd.	22,800	209,080
Oxley Holdings, Ltd.	963	185
*Raffles Education Corp., Ltd.	900	135

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SINGAPORE, continued
Raffles Medical Group, Ltd.	400	346
Riverstone Holdings, Ltd.	500	545
*Roxy-Pacific Holdings, Ltd.	200	53
*SATS, Ltd.	300	915
Sembcorp Industries, Ltd.	22,200	35,376
*Sembcorp Marine, Ltd.	934,300	147,477
Sheng Siong Group, Ltd.	32,500	37,864
SIA Engineering Co., Ltd.	100	171
Sing Holdings, Ltd.	200	57
*Singapore Airlines, Ltd.	54,200	206,143
Singapore Exchange, Ltd.	11,200	87,974
Singapore Technologies Engineering, Ltd.	32,200	93,425
Singapore Telecommunications, Ltd.	121,900	229,066
StarHub, Ltd.	400	406
UMS Holdings, Ltd.	600	649
United Overseas Bank, Ltd.	22,000	439,702
UOB-Kay Hian Holdings, Ltd.	600	794
UOL Group, Ltd.	300	1,736
Venture Corp., Ltd.	10,900	165,089
*Vicom, Ltd.	100	164
Wilmar International, Ltd.	33,600	131,834
Wing Tai Holdings, Ltd.	500	722

TOTAL Singapore		2,917,002

SOUTH AFRICA (0.0%)
Investec PLC	12,239	49,396
*Mediclinic International PLC	7,881	33,477

TOTAL South Africa		82,873

SPAIN (2.3%)
Acciona SA	662	115,314
Acerinox SA	2,841	39,484
ACS Actividades de Construccion y Servicios SA	4,952	161,728
*Aena SME SA	1,332	232,022
Alantra Partners SA	12	228
Almirall SA	4,435	69,726
*Amadeus IT Group SA	6,660	454,583
*Amper SA	720	166
*Applus Services SA	5,635	59,660
*Atresmedia Corp. de Medios de Comunicacion SA	168	809
Banco Bilbao Vizcaya Argentaria SA	133,191	748,849
*Banco de Sabadell SA	107,025	67,949
Banco Santander SA	219,003	847,592
Bankinter SA	21,705	119,068
*CaixaBank SA	62,798	201,616
*»Cellnex Telecom SA	893	50,568
Cellnex Telecom SA	2,664	150,854
Cia de Distribucion Integral Logista Holdings SA	5,632	117,291
CIE Automotive SA	1,567	43,688
Construcciones y Auxiliar de Ferrocarriles SA	226	10,896
*Distribuidora Internacional de Alimentacion SA	1,016	100
Ebro Foods SA	1,241	25,426
*EDP Renovaveis SA	2,331	55,616
*eDreams ODIGEO SA	40	233
Elecnor SA	8	100
Enagas SA	4,650	101,430

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SPAIN, continued
*Ence Energia y Celulosa SA	84	369
Endesa SA	6,344	166,943
Ercros SA	64	205
Euskaltel SA	1,009	13,434
Faes Farma SA	6,568	27,404
Ferrovial SA	6,896	196,246
Fluidra SA	20	696
Fomento de Construcciones y Contratas SA	76	997
*Gestamp Automocion SA	235	1,216
Global Dominion Access SA	80	395
Grifols SA	4,555	123,649
Grupo Catalana Occidente SA	24	1,005
Grupo Empresarial San Jose SA	12	85
*Grupo Ezentis SA	192	92
Iberdrola SA	80,891	1,094,030
Iberpapel Gestion SA	4	91
*Indra Sistemas SA	8,544	89,122
Industria de Diseno Textil SA	15,462	551,323
Laboratorios Farmaceuticos Rovi SA	8	464
Liberbank SA	3,368	1,193
*Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,705	42,589
Mapfre SA	1,295	2,791
*Mediaset Espana Comunicacion SA	3,468	22,168
*Melia Hotels International SA	199	1,633
*Metrovacesa SA	32	294
Miquel y Costas & Miquel SA	12	208
Naturgy Energy Group SA	5,898	151,444
Neinor Homes SA	32	424
*Obrascon Huarte Lain SA	132	104
Prim SA	4	49
*Promotora de Informaciones SA, Class A	132	146
Prosegur Cia de Seguridad SA	1,087	3,384
*Realia Business SA	136	113
Red Electrica Corp. SA	8,146	149,789
Renta 4 Banco SA	8	81
Repsol SA	25,806	308,728
Sacyr SA	332	922
Siemens Gamesa Renewable Energy SA	2,886	104,573
*Solaria Energia y Medio Ambiente SA	158	3,244
*Talgo SA	48	247
*Tecnicas Reunidas SA	28	419
Telefonica SA	98,302	456,009
*Tubacex SA	84	169
Unicaja Banco SA	8,010	7,912
Vidrala SA	226	25,465
Viscofan SA	884	60,551
*Vocento SA	52	67
Zardoya Otis SA	7,166	45,461

TOTAL Spain		7,332,939

SWEDEN (3.3%)
AAK AB	2,886	66,248
AcadeMedia AB	908	9,460
AddLife AB, Class B	64	1,776
*AddNode Group AB	36	1,230
AddTech AB, B Shares	5,783	101,219
*AF Poyry AB	1,783	58,409

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SWEDEN, continued
Alfa Laval AB	526	17,816
Alimak Group AB	85	1,468
*Ambea AB	68	639
*Annehem Fastigheter AB, Class B	28	98
*AQ Group AB	26	1,107
*Arise AB	16	99
Arjo AB, Class B	3,175	31,390
Assa Abloy AB, Class B	11,317	322,951
Atlas Copco AB, Class B	5,234	272,045
Atlas Copco AB, Class A	10,218	619,913
Atrium Ljungberg AB, B Shares	28	586
*Attendo AB	450	2,627
Avanza Bank Holding AB	2,549	91,822
Axfood AB	1,874	46,984
*Balco Group AB	16	174
Beijer Alma AB, Class B	28	631
*Beijer Ref AB	3,339	51,927
Bergman & Beving AB	28	428
Besqab AB	4	76
*Betsson AB	10,567	96,475
Bilia AB, A Shares	8,225	143,864
BillerudKorsnas AB	5,796	118,515
BioGaia AB, B Shares	1,583	75,820
Biotage AB	28	607
Boliden AB	5,661	220,796
Bonava AB, B Shares	866	10,303
*Boozt AB	52	1,212
Bravida Holding AB	256	3,815
Bufab AB	130	3,451
Bulten AB	8	103
*Byggmax Group AB	468	4,101
Castellum AB	8,226	200,500
*Catella AB	28	112
Catena AB	16	776
*Clas Ohlson AB, B Shares	32	343
Cloetta AB, B Shares	1,383	4,334
*Collector AB	56	207
Coor Service Management Holding AB	227	1,922
Dios Fastigheter AB	9,518	90,669
Dometic Group AB	6,147	97,013
*Duni AB, Class A	94	1,338
#Dustin Group AB	44	550
Elanders AB, Class B	4	82
Electrolux AB, Class B	5,328	149,713
*Electrolux Professional AB	1,015	6,422
Elekta AB, Class B	8,024	107,515
*Elos Medtech AB	4	80
*Enea AB	12	341
*Eolus Vind AB	38	957
Epiroc AB, Class A	11,644	252,689
Epiroc AB, Class B	160	3,143
Essity AB, Class A	16	530
Essity AB, Class B	9,988	326,368
Fabege AB	12,411	185,305
Fagerhult AB	231	1,590
#*Fastighets AB Balder, B Shares	208	11,997
FastPartner AB, Class A	24	264
Ferronordic AB	8	195

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SWEDEN, continued
*Fingerprint Cards AB, Class B	244	1,004
Getinge AB, B Shares	4,887	165,583
GHP Specialty Care AB	20	70
*Granges AB	1,873	25,163
*Haldex AB	40	270
*Hennes & Mauritz AB, Class B	13,235	326,815
Hexagon AB, Class B	2,331	222,576
*Hexatronic Group AB	24	435
Hexpol AB	5,118	62,978
HMS Networks AB	12	521
#*Hoist Finance AB	68	279
Holmen AB, B Shares	64	3,020
Hufvudstaden AB, Class A	72	1,149
*Humana AB	36	326
Husqvarna AB, B Shares	8,096	112,836
Husqvarna AB, A Shares	8	113
*IAR Systems Group AB	8	142
ICA Gruppen AB	1,998	92,153
Indutrade AB	6,960	182,072
Intrum AB	2,019	69,602
*Inwido AB	517	9,061
JM AB	1,823	67,632
*Karnov Group AB	36	213
*Karo Pharma AB	150	949
Klovern AB, B Shares	324	628
*KNOW IT AB	69	2,558
Kungsleden AB	120	1,397
Lagercrantz Group AB, B Shares	3,385	34,968
LeoVegas AB	72	432
Lifco AB, Class B	24	2,586
Lindab International AB	7,002	142,429
Loomis AB	2,776	91,234
Lundin Energy AB	3,440	110,331
Medicover AB, Class B	28	801
*Mekonomen AB	32	550
MIPS AB	2,167	175,420
*Modern Times Group MTG AB, Class B	7,984	122,747
*Munters Group AB	3,489	34,289
Mycronic AB	1,643	48,499
NCC AB, Class B	60	1,135
*Net Insight AB, Class B	232	67
*New Wave Group AB, Class B	32	344
Nibe Industrier AB, Class B	812	29,750
Nobia AB	5,137	44,713
*Nobina AB	833	7,388
*Nolato AB, Class B	988	97,740
*Nordic Entertainment Group AB, Class B	1,670	77,617
Nordic Waterproofing Holding AB	12	257
*Orexo AB	20	96
*Peab AB, Class B	144	2,083
Platzer Fastigheter Holding AB, Class B	52	681
Pricer AB, Class B	80	324
Proact IT Group AB	8	253
Ratos AB, B Shares	13,547	79,881
*RaySearch Laboratories AB	20	197
*Rejlers AB	4	69
Resurs Holding AB	598	3,096
*Rottneros AB	48	56

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SWEDEN, continued
Saab AB, Class B	56	1,662
Sagax AB, Class B	44	1,166
Samhallsbyggnadsbolaget i Norden AB	524	2,000
Samhallsbyggnadsbolaget i Norden AB, Class D	112	399
Sandvik AB	15,435	382,053
*Scandi Standard AB	36	283
#*Scandic Hotels Group AB	108	489
Sectra AB, Class B	23	1,646
Securitas AB, Class B	1,124	19,201
*Semcon AB	16	219
*Sensys Gatso Group AB	488	71
*Sinch AB	333	52,673
SinterCast AB	4	69
Skandinaviska Enskilda Banken AB, Class C	8	102
Skandinaviska Enskilda Banken AB, Class A	22,023	282,979
Skanska AB, Class B	10,906	296,132
SKF AB, Class A	8	210
SKF AB, B Shares	12,740	329,357
*SkiStar AB	28	425
*SSAB AB, Class A	156	851
*SSAB AB, Class B	6,572	32,962
*Stendorren Fastigheter AB	8	171
Svenska Cellulosa AB SCA, Class A	8	144
Svenska Cellulosa AB SCA, Class B	15,946	280,044
Svenska Handelsbanken AB, Class A	20,820	241,742
Svenska Handelsbanken AB, Class B	16	196
Sweco AB, Class B	3,177	56,734
Swedbank AB, Class A	11,282	198,455
Swedish Match AB	2,775	227,887
*Swedish Orphan Biovitrum AB, Class A	4,332	73,799
*Systemair AB	24	721
Tele2 AB, B Shares	10,604	137,131
Telefonaktiebolaget LM Ericsson, Class A	28	385
Telefonaktiebolaget LM Ericsson, Class B	44,333	607,866
Telia Co. AB	38,084	157,817
Tethys Oil AB	28	204
Thule Group AB	1,779	80,874
Trelleborg AB, Class B	6,967	181,760
Troax Group AB	295	10,745
VBG Group AB, Class B	12	252
Volvo AB, Class A	156	3,930
Volvo AB, Class B	26,815	655,966
Wallenstam AB, B Shares	104	1,609
Wihlborgs Fastigheter AB	6,681	136,690

TOTAL Sweden		10,744,789

SWITZERLAND (8.0%)
ABB, Ltd., Registered	21,552	700,638
Adecco Group AG	3,002	203,546
*Alcon, Inc.	8,407	631,412
Allreal Holding AG, Registered	8	1,621
ALSO Holding AG, Registered	5	1,516
#Arbonia AG	753	13,045
*Aryzta AG	96,394	108,437
*Autoneum Holding AG	4	774
Bachem Holding AG, Registered B	202	102,655
*Baloise Holding AG, Registered	1,213	205,348

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SWITZERLAND, continued
*Banque Cantonale Vaudoise, Registered	24	2,450
Bellevue Group AG	16	679
Berner Kantonalbank AG, Registered	11	2,575
BKW AG	333	37,314
*Bobst Group SA, Registered	337	22,428
Bossard Holding AG, Registered A	86	20,697
Bucher Industries AG, Registered	4	2,102
Burckhardt Compression Holding AG	38	13,666
Bystronic AG	36	44,050
Cembra Money Bank AG	917	99,789
Cie Financiere Richemont SA, Registered	6,624	680,085
Clariant AG, Registered	3,349	70,189
Coca-Cola HBC AG	3,552	123,046
Coltene Holding AG, Registered	4	567
Comet Holding AG	26	6,671
Credit Suisse Group AG, Registered	43,104	451,149
DKSH Holding AG	40	3,221
dormakaba Holding AG	111	73,022
*Dufry AG, Registered	1,427	93,939
*EDAG Engineering Group AG	4	39
EFG International AG	264	2,310
EMS-Chemie Holding AG	85	79,450
#*Evolva Holding SA	564	118
*Flughafen Zurich AG, Registered	1,522	274,012
Galenica AG	101	6,844
*GAM Holding AG	23,199	60,080
Geberit AG, Registered	683	449,617
Georg Fischer AG, Registered	111	155,781
Givaudan SA, Registered	111	465,395
Glencore PLC	149,698	611,841
*Helvetia Holding AG, Registered	1,244	149,763
*Highlight Communications AG	12	56
Huber + Suhner AG, Registered	53	4,254
*Implenia AG, Registered	2,830	82,475
Inficon Holding AG	30	32,136
Interroll Holding AG	5	17,104
Intershop Holding AG	9	6,029
*IWG PLC	15,226	77,304
Julius Baer Group, Ltd.	4,840	305,243
*Jungfraubahn Holding AG, Registered	32	4,828
Kardex Holding AG, Registered	14	2,892
*Komax Holding AG, Registered	133	31,936
*Kongsberg Automotive ASA	703	232
#Kudelski SA	32	148
Kuehne + Nagel International AG, Registered	820	245,447
LafargeHolcim, Ltd.	8,859	546,858
Landis+Gyr Group AG	1,687	117,270
*Lastminute.com NV	8	337
LEM Holding SA	2	3,750
Logitech International SA, Registered	3,244	364,219
Lonza Group AG, Registered	575	366,164
Mobilezone Holding AG, Registered	44	551
Mobimo Holding AG, Registered	236	75,040
Nestle SA, Registered	39,716	4,741,273
Novartis AG, Registered	30,163	2,578,266
OC Oerlikon Corp. AG	3,051	35,693
*Orascom Development Holding AG	12	134
Orior AG	12	1,100

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
SWITZERLAND, continued
Partners Group Holding AG	333	474,645
PSP Swiss Property AG, Registered	777	95,927
*Rieter Holding AG, Registered	16	2,463
Roche Holding AG	10,642	3,472,462
Roche Holding AG	12	4,173
Schindler Holding AG, Registered	454	126,436
Schweiter Technologies AG	12	19,499
*Sensirion Holding AG	4	273
SFS Group AG	8	1,032
SGS SA, Registered	111	328,600
Siegfried Holding AG, Registered	332	305,591
SIG Combibloc Group AG	5,047	123,733
Sika AG, Registered	1,916	572,248
*Sonova Holding AG	889	263,274
St Galler Kantonalbank AG, Registered	31	14,530
STMicroelectronics NV	8,779	329,305
Straumann Holding AG, Registered	111	158,763
Sulzer AG, Registered	20	2,281
Swatch Group AG (The)	880	269,775
Swatch Group AG (The)	36	2,161
Swiss Life Holding AG	663	323,413
Swiss Prime Site AG, Registered	2,342	227,896
Swiss Re AG	4,896	455,647
#*Swiss Steel Holding AG	284	98
Swisscom AG, Registered	666	361,680
Swissquote Group Holding SA, Registered	1,443	217,071
#Temenos AG, Registered	1,332	195,846
u-blox Holding AG	4	274
UBS Group AG	48,932	747,084
Valiant Holding AG	755	83,774
*Valora Holding AG, Registered	27	5,672
VAT Group AG	337	96,365
Vetropack Holding AG	51	3,087
Vifor Pharma AG	999	144,091
Vontobel Holding AG, Registered	150	11,290
VZ Holding AG	12	1,034
Ypsomed Holding AG, Registered	4	643
Zehnder Group AG, Registered	501	40,429
Zurich Insurance Group AG	1,776	729,639

TOTAL Switzerland		25,824,824

TAIWAN, PROVINCE OF CHINA (0.0%)
*FIT Hon Teng, Ltd.	257,000	79,084

TOTAL Taiwan, Province Of China		79,084

UNITED ARAB EMIRATES (0.0%)
*Borr Drilling, Ltd.	124	121

TOTAL United Arab Emirates		121

UNITED KINGDOM (11.5%)
Admiral Group PLC	3,885	168,307
AJ Bell PLC	4,551	27,977
Anglo American PLC	14,451	614,247
Ashmore Group PLC	6,771	37,499
Ashtead Group PLC	8,994	579,169

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
UNITED KINGDOM, continued
*ASOS PLC	1,221	88,246
*Associated British Foods PLC	6,327	202,181
AstraZeneca PLC	19,126	2,042,991
*Auto Trader Group PLC	17,343	136,917
AVEVA Group PLC	1,312	63,215
Aviva PLC	69,069	382,803
B&M European Value Retail SA	18,120	141,947
BAE Systems PLC	57,288	401,506
*Balfour Beatty PLC	11,348	49,021
Barclays PLC	305,611	742,596
Barratt Developments PLC	16,788	179,441
*Beazley PLC	10,004	46,927
Bellway PLC	2,331	116,573
Berkeley Group Holdings PLC	2,109	135,108
*boohoo Group PLC	15,656	73,721
BP PLC	304,155	1,275,980
British American Tobacco PLC	29,068	1,079,395
Britvic PLC	4,884	59,676
*BT Group PLC	205,809	470,028
Bunzl PLC	5,994	193,117
*Burberry Group PLC	7,440	212,304
*Centrica PLC	136,006	106,694
Close Brothers Group PLC	2,442	53,691
CNH Industrial NV	23,853	355,196
Coca-Cola European Partners PLC	1,552	87,661
*Compass Group PLC	35,701	777,280
Computacenter PLC	1,332	49,388
Concentric AB	168	3,783
ConvaTec Group PLC	24,964	75,418
*Countryside Properties PLC	9,556	68,667
Cranswick PLC	889	45,911
Croda International PLC	2,331	218,299
Daily Mail & General Trust PLC	2,553	31,742
Dechra Pharmaceuticals PLC	156	8,713
Diageo PLC	33,289	1,498,387
*Dialog Semiconductor PLC	1,301	102,019
Diploma PLC	1,554	61,707
Direct Line Insurance Group PLC	25,516	100,720
Domino’s Pizza Group PLC	7,659	40,572
DS Smith PLC	25,852	150,618
Dunelm Group PLC	1,776	36,245
*easyJet PLC	3,774	54,134
Electrocomponents PLC	8,325	122,871
Evraz PLC	10,238	91,060
Ferguson PLC	3,996	505,240
Fevertree Drinks PLC	1,332	46,253
*Frasers Group PLC	4,107	29,313
Games Workshop Group PLC	555	83,374
GlaxoSmithKline PLC	68,634	1,272,978
Grainger PLC	11,123	43,983
*Greggs PLC	1,887	61,658
Halma PLC	5,772	206,822
Hargreaves Lansdown PLC	5,883	140,058
*Hays PLC	31,178	70,535
HomeServe PLC	5,550	84,065
*Howden Joinery Group PLC	10,907	122,139
HSBC Holdings PLC	257,444	1,613,971
IMI PLC	4,995	110,238

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
UNITED KINGDOM, continued
Imperial Brands PLC	19,119	399,051
*Inchcape PLC	8,103	87,676
*Informa PLC	23,188	180,493
IntegraFin Holdings PLC	4,773	37,106
*InterContinental Hotels Group PLC	2,886	205,863
Intertek Group PLC	2,775	235,828
*ITV PLC	66,411	111,258
J Sainsbury PLC	37,203	122,437
*JD Sports Fashion PLC	8,880	112,915
*JET2 PLC	2,331	48,136
*John Wood Group PLC	13,013	50,736
Johnson Matthey PLC	3,552	159,832
*Kingfisher PLC	44,109	218,206
Lancashire Holdings, Ltd.	3,996	39,337
Legal & General Group PLC	91,389	344,673
Lloyds Banking Group PLC	1,037,723	652,797
London Stock Exchange Group PLC	3,441	352,552
M&G PLC	54,318	163,422
Man Group PLC	27,204	63,334
*Marks & Spencer Group PLC	40,951	89,584
*Marshalls PLC	3,219	32,401
*Meggitt PLC	14,560	93,941
Melrose Industries PLC	80,284	181,074
Mondi PLC	9,778	266,023
National Grid PLC	44,221	557,523
Natwest Group PLC	85,395	232,446
*Next PLC	2,331	251,799
*Ocado Group PLC	4,107	119,242
OSB Group PLC	7,326	48,606
Pearson PLC	12,461	143,198
Pennon Group PLC	7,326	104,880
Persimmon PLC	5,661	245,483
Pets at Home Group PLC	9,108	56,015
Phoenix Group Holdings PLC	12,786	125,937
Prudential PLC	27,451	583,219
QinetiQ Group PLC	10,685	49,116
Quilter PLC	29,735	67,312
Reckitt Benckiser Group PLC	9,445	843,598
Redrow PLC	4,662	44,615
RELX PLC	27,623	718,819
Renishaw PLC	444	38,513
Rentokil Initial PLC	28,407	196,811
Rightmove PLC	15,788	134,215
Rio Tinto PLC	17,232	1,449,639
Rio Tinto, Ltd.	4,856	454,436
*Rolls-Royce Holdings PLC	141,569	205,064
Rotork PLC	14,020	66,891
*Royal Mail PLC	17,231	118,331
RWS Holdings PLC	4,329	41,177
Sage Group PLC (The)	17,565	155,158
Schroders PLC	888	32,397
Schroders PLC	2,220	110,899
Severn Trent PLC	4,107	140,850
*Signature Aviation PLC	15,349	85,919
Smith & Nephew PLC	12,228	265,889
Smiths Group PLC	6,549	147,390
Softcat PLC	2,109	55,977
Spectris PLC	1,887	85,015

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
UNITED KINGDOM, continued
Spirax-Sarco Engineering PLC	1,110	181,578
Spirent Communications PLC	11,240	39,590
SSE PLC	18,460	375,201
*SSP Group PLC	10,796	47,832
St James’s Place PLC	8,550	161,172
Standard Chartered PLC	47,224	339,733
Standard Life Aberdeen PLC	45,664	175,446
Stellantis NV	13,619	226,377
Stellantis NV	20,215	336,406
Stolt-Nielsen, Ltd.	24	362
Subsea 7 SA	3,909	39,748
Synthomer PLC	6,327	44,545
Tate & Lyle PLC	9,667	107,075
Taylor Wimpey PLC	60,168	149,616
*Tesco PLC	156,527	478,948
TORM PLC	20	177
*Travis Perkins PLC	4,160	88,527
Ultra Electronics Holdings PLC	1,110	31,075
Unilever PLC	23,299	1,362,544
Unilever PLC	16,566	970,551
United Utilities Group PLC	11,883	159,294
Victrex PLC	1,332	43,302
*Virgin Money UK PLC	24,775	68,638
Vodafone Group PLC	337,988	640,168
*Weir Group PLC (The)	4,884	129,630
*WH Smith PLC	2,664	66,742
*Whitbread PLC	3,219	144,580
*Wickes Group PLC	4,662	16,134
Wm Morrison Supermarkets PLC	50,299	121,071
WPP PLC	21,856	295,222

TOTAL United Kingdom		37,118,633

UNITED STATES (0.2%)
*Argonaut Gold, Inc.	208	457
*Bausch Health Cos, Inc.	5,977	192,253
*Carnival PLC	2,775	64,601
Ovintiv, Inc.	3,538	84,524
Primo Water Corp.	3,020	50,423
*REC Silicon ASA	156	344
Reliance Worldwide Corp., Ltd.	9,400	35,797
*Samsonite International SA	3,300	6,127
Sims, Ltd.	132	1,610
Waste Connections, Inc.	2,775	330,284

TOTAL United States		766,420

TOTAL COMMON STOCKS (Cost $299,918,568)		316,616,149

INVESTMENT COMPANY (0.0%)
AUSTRALIA (0.0%)
#*WAM Capital, Ltd.	40	72

TOTAL Australia		72

Dimensional International Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares or Principal Amount ($)	Fair Value ($)
TOTAL INVESTMENT COMPANY (Cost $60)		72

RIGHTS/WARRANTS (0.0%)
AUSTRALIA (0.0%)
Regis Resources, Ltd.	150	—

TOTAL Australia		—

GERMANY (0.0%)
Tele Columbus AG	76	—

TOTAL Germany		—

NETHERLANDS (0.0%)
Euronext NV	1,063	12,476

TOTAL Netherlands		12,476

SWITZERLAND (0.0%)
Credit Suisse Group AG	43,104	—

TOTAL Switzerland		—

UNITED KINGDOM (0.0%)
*SSP Group PLC	5,025	10,436

TOTAL United Kingdom		10,436

TOTAL RIGHTS/WARRANTS (Cost $8,099)		22,912

TOTAL INVESTMENT SECURITIES (Cost $299,926,727)		316,639,133

SECURITIES LENDING COLLATERAL (1.6%)
@§ The DFA Short Term Investment Fund	455,554	5,270,757

TOTAL INVESTMENTS (Cost $305,197,484) — 100.0%		$321,909,890

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund
PLC	Public Limited Company
SA	Special Assessment

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.6%)
AUSTRALIA (0.0%)
*MMG, Ltd.	4,000	2,606

TOTAL Australia		2,606

BELGIUM (0.0%)
Titan Cement International SA	64	1,317

TOTAL Belgium		1,317

BRAZIL (4.9%)
*AES Brasil Energia SA	11,900	30,116
Aliansce Sonae Shopping Centers SA	4,100	19,400
*Alliar Medicos A Frente SA	100	163
*Alpargatas SA, Preference	7,000	51,262
Alupar Investimento SA	3,200	15,849
Ambev SA	76,800	211,491
*Anima Holding SA	5,600	11,169
Atacadao SA	1,100	4,404
*B2W Cia Digital	7,000	86,860
B3 SA—Brasil Bolsa Balcao	35,900	340,786
Banco ABC Brasil SA, Preference	100	273
Banco Bradesco SA, Preference	115,000	505,553
Banco Bradesco SA	14,190	54,063
Banco BTG Pactual SA	7,200	142,998
Banco do Brasil SA	21,700	118,555
Banco do Estado do Rio Grande do Sul SA, Preference	30,000	67,739
Banco Inter SA, Class P	200	2,871
Banco Inter SA	100	1,397
Banco Santander Brasil SA	400	2,841
BB Seguridade Participacoes SA	21,300	87,669
*BK Brasil Operacao e Assessoria a Restaurantes SA	400	730
*BR Malls Participacoes SA	30,300	53,169
BR Properties SA	200	331
BrasilAgro—Co. Brasileira de Propriedades Agricolas	133	844
*Braskem SA, Preference A	300	2,903
*BRF SA	21,400	82,006
Camil Alimentos SA	200	369
CCR SA	39,600	87,882
Centrais Eletricas Brasileiras SA	400	2,712
Centrais Eletricas Brasileiras SA, Class B	14,000	95,428
Cia de Locacao das Americas	2,300	11,179
Cia de Saneamento Basico do Estado de Sao Paulo	20,900	164,804
Cia de Saneamento de Minas Gerais-COPASA	300	929
Cia de Saneamento do Parana	21,100	82,063
Cia de Saneamento do Parana, Preference	31,400	24,656
Cia de Saneamento do Parana	400	313
Cia de Transmissao de Energia Eletrica Paulista	100	498
Cia Energetica de Minas Gerais	200	623
Cia Energetica de Minas Gerais, Preference	78,100	199,236
Cia Energetica de Sao Paulo, Preference B	300	1,399
Cia Ferro Ligas da Bahia—FERBASA, Preference	100	830
Cia Hering	200	1,011
Cia Paranaense de Energia, Preference B	2,700	3,115
Cia Siderurgica Nacional SA	1,200	10,880
Cielo SA	34,700	22,067

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
BRAZIL, continued
*Cogna Educacao	67,600	48,221
Construtora Tenda SA	100	477
Cosan SA	250	4,150
CPFL Energia SA	400	2,164
CSU Cardsystem SA	100	484
Cyrela Commercial Properties SA Empreendimentos e Participacoes	100	226
Direcional Engenharia SA	200	472
Duratex SA	15,500	67,711
*EcoRodovias Infraestrutura e Logistica SA	9,400	20,844
EDP—Energias do Brasil SA	26,000	90,049
*Embraer SA	72,400	205,513
*Enauta Participacoes SA	200	560
Energisa SA	400	3,248
*Eneva SA	1,200	3,245
Engie Brasil Energia SA	300	2,249
Equatorial Energia SA	35,300	163,251
Eucatex SA Industria e Comercio, Preference	100	224
Even Construtora e Incorporadora SA	200	356
Ez Tec Empreendimentos e Participacoes SA	3,700	22,035
Fleury SA	9,000	42,385
Fras-Le SA	200	434
*Gafisa SA	2,100	1,765
Gerdau SA, Preference	35,400	216,762
Grendene SA	52,000	78,308
Guararapes Confeccoes SA	200	619
Hapvida Participacoes e Investimentos SA	3,000	7,985
*Helbor Empreendimentos SA	100	155
Hypera SA	7,400	47,276
Iguatemi Empresa de Shopping Centers SA	100	678
Industrias Romi SA	100	602
Instituto Hermes Pardini SA	100	347
*International Meal Co. Alimentacao SA	2,100	1,448
*Iochpe Maxion SA	200	502
IRB Brasil Resseguros SA	25,400	28,512
Itau Unibanco Holding SA, Preference	99,000	502,368
Itau Unibanco Holding SA	500	2,254
JBS SA	43,100	239,283
JHSF Participacoes SA	13,600	17,121
*Klabin SA	36,300	186,410
Light SA	16,028	51,760
Localiza Rent a Car SA	14,400	170,669
LOG Commercial Properties e Participacoes SA	100	544
*Log-in Logistica Intermodal SA	200	734
Lojas Americanas SA	300	1,098
Lojas Americanas SA, Preference	29,498	113,419
Lojas Renner SA	21,600	160,848
M Dias Branco SA	100	491
Magazine Luiza SA	36,300	134,019
Mahle-Metal Leve SA	100	487
Marcopolo SA, Preference	800	385
Marcopolo SA	200	92
Marfrig Global Foods SA	15,400	55,040
*Marisa Lojas SA	200	198
*Mills Estruturas e Servicos de Engenharia SA	200	297
Minerva SA	15,000	26,764
Movida Participacoes SA	200	620
MRV Engenharia e Participacoes SA	6,500	20,787
*Natura & Co. Holding SA	14,500	130,267

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
BRAZIL, continued
Notre Dame Intermedica Participacoes SA	14,200	212,715
Odontoprev SA	14,400	33,895
*Omega Geracao SA	1,100	7,948
*Petro Rio SA	7,500	126,603
Petrobras Distribuidora SA	21,400	88,791
Petroleo Brasileiro SA, Preference	151,300	658,717
Petroleo Brasileiro SA	128,500	547,136
Porto Seguro SA	7,000	63,700
*Positivo Tecnologia SA	100	207
Qualicorp Consultoria e Corretora de Seguros SA	7,600	37,893
Raia Drogasil SA	34,900	169,185
Randon SA Implementos e Participacoes, Preference	7,700	19,742
*Rumo SA	35,600	131,238
Sao Martinho SA	8,000	45,963
Schulz SA, Preference	200	405
Ser Educacional SA	100	238
SLC Agricola SA	200	1,799
Smiles Fidelidade SA	100	395
Sul America SA	7,469	45,031
*Suzano SA	21,500	272,136
*Taurus Armas SA	100	475
*Tecnisa SA	100	151
TOTVS SA	7,400	42,420
Transmissora Alianca de Energia Eletrica SA	3,600	27,737
Trisul SA	100	179
*Tupy SA	100	432
Ultrapar Participacoes SA	28,300	110,117
Unipar Carbocloro SA	1,900	27,187
Usinas Siderurgicas de Minas Gerais SA Usiminas	100	427
Usinas Siderurgicas de Minas Gerais SA Usiminas, Preference A	15,300	63,312
Vale SA	86,500	1,738,211
*Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	100	177
*Via Varejo SA	37,000	80,680
*Vulcabras Azaleia SA	200	280
WEG SA	28,600	184,560
YDUQS Participacoes SA	7,200	38,832

TOTAL Brazil		10,263,562

CHILE (0.4%)
AES Gener SA	4,837	791
Aguas Andinas SA, Class A	3,480	984
Banco de Chile	717,500	76,450
Banco de Credito e Inversiones SA	787	36,369
Banco Santander Chile	66,119	3,610
Besalco SA	664	441
Camanchaca SA	2,668	227
CAP SA	100	1,774
Cencosud SA	84,342	174,242
Cia Cervecerias Unidas SA	208	1,905
*Cia Sud Americana de Vapores SA	18,684	1,125
Colbun SA	10,488	1,792
Embotelladora Andina SA, Preference B	548	1,301
Empresa Nacional de Telecomunicaciones SA	304	1,699
Empresas CMPC SA	32,449	89,730
Empresas COPEC SA	10,020	107,381
Empresas Lipigas SA	64	378
Enel Americas SA	1,025,642	145,284

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHILE, continued
Enel Chile SA	1,588,683	107,882
Engie Energia Chile SA	1,472	1,546
Falabella SA	702	3,155
*Forus SA	116	218
Grupo Security SA	2,084	427
*Hortifrut SA	388	607
Instituto de Diagnostico SA	124	290
Inversiones Aguas Metropolitanas SA	908	695
Inversiones La Construccion SA	52	347
*Itau CorpBanca Chile SA	245,116	831
Multiexport Foods SA	580	268
*Parque Arauco SA	780	1,205
PAZ Corp. SA	400	369
Plaza SA	400	672
Ripley Corp. SA	1,516	482
SalfaCorp. SA	1,805	1,255
Sigdo Koppers SA	4,830	5,868
SMU SA	25,659	3,666
Sociedad Matriz SAAM SA	13,814	1,124
Sociedad Quimica y Minera de Chile SA, Class B	2,040	106,965
*Socovesa SA	972	327
SONDA SA	932	589
Vina Concha y Toro SA	9,926	17,247

TOTAL Chile		901,518

CHINA (30.0%)
*3SBio, Inc.	37,000	35,062
*5I5J Holding Group Co., Ltd., Class A	300	180
AAC Technologies Holdings, Inc.	35,000	194,899
Accelink Technologies Co., Ltd., Class A	100	344
Addsino Co., Ltd., Class A	100	263
*Advanced Technology & Materials Co., Ltd., Class A	100	111
AECC Aero-Engine Control Co., Ltd., Class A	100	280
AECC Aviation Power Co., Ltd., Class A	100	586
*Aerospace CH UAV Co., Ltd.	100	290
*Aerospace Hi-Tech Holdings Group, Ltd., Class A	100	124
Agile Group Holdings, Ltd.	2,000	3,136
Agricultural Bank of China, Ltd., Class H	549,000	213,469
Aier Eye Hospital Group Co., Ltd., Class A	400	4,606
Air China, Ltd., Class H	4,000	3,172
Airtac International Group	1,000	42,244
Aisino Corp., Class A	100	183
Ak Medical Holdings, Ltd.	2,000	3,116
*Alibaba Group Holding, Ltd., Sponsored ADR	40,162	9,275,414
A-Living Smart City Services Co., Ltd.	37,500	172,850
*Alpha Group, Class A	100	94
*Aluminum Corp., Ltd., Class H	146,000	76,131
*An Hui Wenergy Co., Ltd., Class A	100	59
*Angang Steel Co., Ltd., Class H	2,000	1,383
Angel Yeast Co., Ltd., Class A	100	908
Anhui Conch Cement Co., Ltd., Class H	36,500	218,290
*Anhui Construction Engineering Group Co., Ltd., Class A	100	62
*Anhui Guangxin Agrochemical Co., Ltd., Class A	100	461
Anhui Gujing Distillery Co., Ltd., Class A	100	3,514
*Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	200	186
*Anhui Jiangnan Chemical Industry Co., Ltd., Class A	100	104
*Anhui Jinhe Industrial Co., Ltd., Class A	100	506

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Anhui Korrun Co., Ltd., Class A	100	353
*Anhui Transport Consulting & Design Institute Co., Ltd., Class A	100	138
*Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	100	124
*Anhui Xinhua Media Co., Ltd., Class A	100	75
*Anhui Zhongding Sealing Parts Co., Ltd., Class A	200	330
ANTA Sports Products, Ltd.	1,000	17,961
#*Anton Oilfield Services Group	4,000	252
Apeloa Pharmaceutical Co., Ltd., Class A	2,900	13,943
*»Asia Cement China Holdings Corp.	20,500	21,036
*Avary Holding Shenzhen Co., Ltd., Class A	200	964
*BAIC BluePark New Energy Technology Co., Ltd., Class A	1,500	3,203
BAIC Motor Corp., Ltd., Class H	127,500	46,129
*Baidu, Inc., Sponsored ADR	4,307	905,891
Bank of Beijing Co., Ltd., Class A	1,400	1,030
*Bank of Changsha Co., Ltd., Class A	400	557
Bank of Chengdu Co., Ltd., Class A	400	738
Bank of China, Ltd., Class H	1,869,000	743,572
*Bank of Chongqing Co., Ltd., Class H	1,000	672
Bank of Communications Co., Ltd., Class H	288,000	184,291
Bank of Hangzhou Co., Ltd., Class A	500	1,279
Bank of Jiangsu Co., Ltd., Class A	19,060	20,833
Bank of Nanjing Co., Ltd., Class A	1,100	1,559
Bank of Ningbo Co., Ltd., Class A	1,400	9,140
Bank of Shanghai Co., Ltd., Class A	1,000	1,265
Baoshan Iron & Steel Co., Ltd., Class A	34,300	45,763
*Baozun, Inc., Sponsored ADR	1,433	49,739
BBMG Corp., Class H	4,000	824
*Befar Group Co., Ltd., Class A	200	192
*Beibuwan Port Co., Ltd., Class A	100	138
*BeiGene, Ltd., Sponsored ADR	935	321,210
*Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	100	221
*Beijing Capital Co., Ltd., Class A	3,200	1,469
Beijing Capital Development Co., Ltd., Class A	600	519
Beijing Capital International Airport Co., Ltd., Class H	2,000	1,455
*Beijing Capital Land, Ltd., Class H	2,000	268
Beijing Dabeinong Technology Group Co., Ltd., Class A	400	504
Beijing E-Hualu Information Technology Co., Ltd., Class A	100	380
Beijing Enlight Media Co., Ltd., Class A	200	402
*Beijing Forever Technology Co., Ltd., Class A	100	122
*Beijing Global Safety Technology Co., Ltd., Class A	100	352
*Beijing Jetsen Technology Co., Ltd., Class A	500	268
*»Beijing Jingxi Culture & Tourism Co., Ltd., Class A	100	85
Beijing Kunlun Tech Co., Ltd., Class A	100	287
Beijing New Building Materials PLC, Class A	200	1,427
*Beijing North Star Co., Ltd., Class H	2,000	368
*Beijing Orient Landscape & Environment Co., Ltd., Class A	500	283
*Beijing Orient National Communication Science & Technology Co., Ltd., Class A	200	268
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	6,300	56,257
Beijing Originwater Technology Co., Ltd., Class A	200	217
*Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	300	248
Beijing Shiji Information Technology Co., Ltd., Class A	100	441
*Beijing Shougang Co., Ltd., Class A	400	312
Beijing Shunxin Agriculture Co., Ltd., Class A	100	768
Beijing Sinnet Technology Co., Ltd., Class A	200	436
*Beijing SL Pharmaceutical Co., Ltd., Class A	100	184
*Beijing SPC Environment Protection Tech Co., Ltd., Class A	100	79
*Beijing Strong Biotechnologies, Inc., Class A	200	630
Beijing Thunisoft Corp., Ltd., Class A	100	277

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Beijing Tiantan Biological Products Corp., Ltd., Class A	100	558
Beijing Tongrentang Co., Ltd., Class A	100	473
*Beijing UniStrong Science & Technology Co., Ltd., Class A	100	96
Beijing Yanjing Brewery Co., Ltd., Class A	300	343
*Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200	282
#*BEST, Inc., ADR	6,809	8,988
Bestsun Energy Co., Ltd., Class A	200	150
*Bestway Global Holding, Inc.	500	162
*Better Life Commercial Chain Share Co., Ltd., Class A	100	117
*Blue Sail Medical Co., Ltd., Class A	100	365
*Bluedon Information Security Technology Co., Ltd., Class A	100	51
*Bluefocus Intelligent Communications Group Co., Ltd., Class A	200	191
BOE Technology Group Co., Ltd., Class A	64,900	73,545
*Bohai Leasing Co., Ltd., Class A	5,600	1,792
*Bright Dairy & Food Co., Ltd., Class A	100	267
*Bright Real Estate Group Co., Ltd., Class A	200	76
*B-Soft Co., Ltd., Class A	46,500	73,901
BTG Hotels Group Co., Ltd., Class A	100	396
BYD Co., Ltd., Class H	500	10,319
BYD Electronic International Co., Ltd.	35,000	186,337
By-health Co., Ltd., Class A	100	506
C&S Paper Co., Ltd., Class A	200	954
Caitong Securities Co., Ltd., Class A	300	463
*Camel Group Co., Ltd., Class A	100	185
*Canny Elevator Co., Ltd., Class A	100	147
*CCS Supply Chain Management Co., Ltd., Class A	200	181
*CECEP Solar Energy Co., Ltd., Class A	200	191
*CECEP Wind-Power Corp., Class A	36,100	20,985
*Central China Real Estate, Ltd.	2,000	1,105
*CGN Nuclear Technology Development Co., Ltd., Class A	100	172
Chacha Food Co., Ltd., Class A	100	834
Changchun High & New Technology Industry Group, Inc., Class A	100	7,693
Changjiang Securities Co., Ltd., Class A	400	448
*Changzhou Tronly New Electronic Materials Co., Ltd., Class A	100	165
Chaozhou Three-Circle Group Co., Ltd., Class A	200	1,339
Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	8,300	27,704
Chengdu Xingrong Environment Co., Ltd., Class A	100	80
China Aerospace Times Electronics Co., Ltd., Class A	200	211
China Aoyuan Group, Ltd.	40,000	41,613
*China Baoan Group Co., Ltd., Class A	30,100	48,954
*China CAMC Engineering Co., Ltd., Class A	200	211
China Cinda Asset Management Co., Ltd., Class H	675,000	132,969
China CITIC Bank Corp., Ltd., Class H	403,000	211,181
China Coal Energy Co., Ltd., Class H	3,000	1,626
China Conch Venture Holdings, Ltd.	70,500	333,581
China Construction Bank Corp., Class H	2,625,000	2,078,545
*China CYTS Tours Holding Co., Ltd., Class A	100	186
*China Datang Corp. Renewable Power Co., Ltd., Class H	2,000	373
*China Development Bank Financial Leasing Co., Ltd., Class H	4,000	587
*China Dili Group	2,000	556
China Eastern Airlines Corp., Ltd., Sponsored ADR	422	9,208
*China Energy Engineering Corp., Ltd., Class H	2,000	203
China Everbright Bank Co., Ltd., Class H	5,000	2,092
#China Evergrande Group	3,000	5,083
*China Express Airlines Co., Ltd., Class A	100	236
China Film Co., Ltd., Class A	100	219
*China Fortune Land Development Co., Ltd., Class A	400	345
China Galaxy Securities Co., Ltd., Class H	7,500	4,471

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
China Gezhouba Group Co., Ltd., Class A	500	550
China Great Wall Securities Co., Ltd., Class A	200	311
China Greatwall Technology Group Co., Ltd., Class A	200	365
China Hanking Holdings, Ltd.	77,000	14,573
*China Harmony Auto Holding, Ltd.	1,000	487
*China High Speed Railway Technology Co., Ltd., Class A	200	69
China Hongqiao Group, Ltd.	30,500	48,301
*China International Capital Corp., Ltd., Class H	30,400	76,403
*China International Marine Containers Group Co., Ltd., Class H	6,300	11,875
China Jushi Co., Ltd., Class A	400	1,114
China Lesso Group Holdings, Ltd.	70,000	176,468
China Life Insurance Co., Ltd., Sponsored ADR	17,722	180,942
*China Lilang, Ltd.	10,000	6,669
*China Logistics Property Holdings Co., Ltd.	1,000	569
China Longyuan Power Group Corp., Ltd., Class H	140,000	206,210
*China Maple Leaf Educational Systems, Ltd.	4,000	1,051
China Medical System Holdings, Ltd.	138,000	319,821
China Meheco Co., Ltd., Class A	100	198
China Meidong Auto Holdings, Ltd.	2,000	10,004
China Merchants Bank Co., Ltd., Class H	73,000	588,842
China Merchants Securities Co., Ltd., Class H	600	841
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	6,000	10,779
China Minsheng Banking Corp., Ltd., Class H	147,500	75,774
*China Modern Dairy Holdings, Ltd.	189,000	47,695
China Molybdenum Co., Ltd., Class H	219,000	148,597
China National Building Material Co., Ltd., Class H	144,000	208,764
China National Medicines Corp., Ltd., Class A	100	570
China New Higher Education Group, Ltd.	1,000	805
*China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	200	153
*China Northern Rare Earth Group High-Tech Co., Ltd., Class A	300	944
China Oilfield Services, Ltd., Class H	50,000	46,093
China Pacific Insurance Group Co., Ltd., Class H	104,200	376,989
China Petroleum & Chemical Corp., Sponsored ADR	5,562	273,595
*China Publishing & Media Co., Ltd., Class A	100	111
China Railway Signal & Communication Corp., Ltd., Class H	43,000	17,107
*China Railway Tielong Container Logistics Co., Ltd., Class A	100	77
China Reinsurance Group Corp., Class H	12,000	1,252
#*China Renaissance Holdings, Ltd.	7,200	23,268
China Resources Double Crane Pharmaceutical Co., Ltd., Class A	100	186
*China Resources Medical Holdings Co., Ltd.	19,000	16,488
China Resources Pharmaceutical Group, Ltd.	114,000	77,058
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	200	773
China Sanjiang Fine Chemicals Co., Ltd.	1,000	470
China SCE Group Holdings, Ltd.	283,000	132,630
*China Science Publishing & Media, Ltd., Class A	100	145
*China Shanshui Cement Group, Ltd.	2,000	536
*China Shengmu Organic Milk, Ltd.	156,000	12,654
China Shenhua Energy Co., Ltd., Class H	118,000	246,123
*China Silver Group, Ltd.	2,000	234
China South Publishing & Media Group Co., Ltd., Class A	200	316
*China Southern Airlines Co., Ltd., Sponsored ADR	948	32,033
*China Sunshine Paper Holdings Co., Ltd.	1,000	214
China Suntien Green Energy Corp., Ltd., Class H	140,000	53,896
China Tian Lun Gas Holdings, Ltd.	500	507
#*China Tianrui Group Cement Co., Ltd.	2,000	1,689
*China Tianying, Inc., Class A	600	387
China Tourism Group Duty Free Corp., Ltd., Class A	7,000	337,633

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
China Tower Corp., Ltd., Class H	1,726,000	248,894
China TransInfo Technology Co., Ltd., Class A	15,100	34,947
China Vanke Co., Ltd., Class H	64,200	224,833
*China World Trade Center Co., Ltd., Class A	200	431
*China Xinhua Education Group, Ltd.	1,000	288
*China XLX Fertiliser, Ltd.	1,000	470
China Yongda Automobiles Services Holdings, Ltd.	95,000	172,219
China Yuhua Education Corp., Ltd.	40,000	37,956
*China Zhenhua Group Science & Technology Co., Ltd., Class A	4,400	32,903
*China Zheshang Bank Co., Ltd., Class H	3,000	1,325
*China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	100	45
*China Zhongwang Holdings, Ltd.	166,400	38,564
Chinasoft International, Ltd.	4,000	4,501
*Chlitina Holding, Ltd.	1,000	7,536
*Chongqing Changan Automobile Co., Ltd., Class A	1,000	2,531
*Chongqing Dima Industry Co., Ltd., Class A	400	168
*Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	18,300	51,264
Chongqing Fuling Zhacai Group Co., Ltd., Class A	100	618
*Chongqing Machinery & Electric Co., Ltd., Class H	2,000	136
Chongqing Rural Commercial Bank Co., Ltd., Class H	85,000	36,115
Chongqing Zhifei Biological Products Co., Ltd., Class A	7,000	243,980
Chongqing Zongshen Power Machinery Co., Ltd., Class A	200	211
Chow Tai Seng Jewellery Co., Ltd., Class A	200	956
CIFI Holdings Group Co., Ltd.	364,000	325,718
*Cinda Real Estate Co., Ltd., Class A	200	112
*Cisen Pharmaceutical Co., Ltd., Class A	100	206
*CITIC Guoan Information Industry Co., Ltd., Class A	900	278
CITIC Securities Co., Ltd., Class H	156,500	377,606
CITIC, Ltd.	156,000	164,298
*CMST Development Co., Ltd., Class A	300	246
CNHTC Jinan Truck Co., Ltd., Class A	100	522
*COFCO Biotechnology Co., Ltd., Class A	200	281
*Cogobuy Group	1,000	279
Colour Life Services Group Co., Ltd.	1,000	425
*Consun Pharmaceutical Group, Ltd.	1,000	592
Contemporary Amperex Technology Co., Ltd., Class A	100	6,001
*Coolpad Group, Ltd.	4,000	242
*COSCO SHIPPING Development Co., Ltd., Class H	32,000	5,645
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	2,000	876
*COSCO SHIPPING Holdings Co., Ltd., Class H	190,500	340,930
*Cosmo Lady China Holdings Co., Ltd.	1,000	148
Country Garden Holdings Co., Ltd.	287,000	341,805
Country Garden Services Holdings Co., Ltd.	62,000	650,586
*CPMC Holdings, Ltd.	1,000	567
CSC Financial Co., Ltd., Class H	1,000	1,168
CSG Holding Co., Ltd., Class A	200	277
CSPC Pharmaceutical Group, Ltd.	288,000	356,716
*CSSC Science & Technology Co., Ltd., Class A	4,600	7,759
*CTS International Logistics Corp., Ltd., Class A	200	489
Da An Gene Co., Ltd., Class A	100	518
Dali Foods Group Co., Ltd.	6,500	3,866
*Dalian Huarui Heavy Industry Group Co., Ltd., Class A	100	56
*Dalian My Gym Education Technology Co., Ltd., Class A	200	185
Daqin Railway Co., Ltd., Class A	15,700	16,699
Dare Power Dekor Home Co., Ltd., Class A	100	213
*DaShenLin Pharmaceutical Group Co., Ltd., Class A	6,900	80,666
*Datang International Power Generation Co., Ltd., Class H	16,000	2,369
*Deppon Logistics Co., Ltd., Class A	200	383

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Dexin China Holdings Co., Ltd.	1,000	391
DHC Software Co., Ltd., Class A	18,100	19,112
*Dian Diagnostics Group Co., Ltd., Class A	100	603
*Differ Group Holding Co., Ltd.	336,000	40,665
Digital China Group Co., Ltd., Class A	100	261
*Digital China Information Service Co., Ltd., Class A	100	212
Dong-E-E-Jiao Co., Ltd., Class A	100	550
Dongfang Electronics Co., Ltd., Class A	200	143
Dongfeng Motor Group Co., Ltd., Class H	4,000	3,476
*Dongjiang Environmental Co., Ltd., Class H	400	237
Dongxing Securities Co., Ltd., Class A	300	478
*Dongyue Group, Ltd.	212,000	185,336
*Dynagreen Environmental Protection Group Co., Ltd., Class H	5,000	2,421
East Money Information Co., Ltd., Class A	27,600	137,566
*Easysight Supply Chain Management Co., Ltd., Class A	100	92
*E-House China Enterprise Holdings, Ltd.	23,400	25,277
*Elion Energy Co., Ltd., Class A	300	146
ENN Energy Holdings, Ltd.	14,600	248,883
Eternal Asia Supply Chain Management, Ltd., Class A	300	237
Eve Energy Co., Ltd., Class A	100	1,371
*Everbright Jiabao Co., Ltd., Class A	200	93
*Everbright Securities Co., Ltd., Class H	400	315
*Fangda Carbon New Material Co., Ltd., Class A	300	412
*Fangda Special Steel Technology Co., Ltd., Class A	1,400	1,983
Fanhua, Inc., ADR	1,646	21,974
*Fantasia Holdings Group Co., Ltd.	3,000	386
*FAW Jiefang Group Co., Ltd., Class A	200	342
Fiberhome Telecommunication Technologies Co., Ltd., Class A	100	276
Financial Street Holdings Co., Ltd., Class A	300	288
FinVolution Group, ADR	2,087	14,004
First Capital Securities Co., Ltd., Class A	1,500	1,514
Focus Media Information Technology Co., Ltd., Class A	18,000	29,998
Foshan Haitian Flavouring & Food Co., Ltd., Class A	16,100	421,893
*Foshan Nationstar Optoelectronics Co., Ltd., Class A	100	135
Fosun International, Ltd.	75,000	107,959
*Founder Securities Co., Ltd., Class A	700	997
Fu Shou Yuan International Group, Ltd.	76,000	82,195
*Fuan Pharmaceutical Group Co., Ltd., Class A	100	68
*Fufeng Group, Ltd.	3,000	1,112
*Fujian Longking Co., Ltd., Class A	100	131
Fujian Sunner Development Co., Ltd., Class A	200	817
Fuyao Glass Industry Group Co., Ltd., Class H	28,000	162,769
*Gansu Qilianshan Cement Group Co., Ltd., Class A	100	203
*Gansu Shangfeng Cement Co., Ltd., Class A	100	299
*GCL System Integration Technology Co., Ltd., Class A	400	192
GD Power Development Co., Ltd., Class A	1,800	632
*GDS Holdings, Ltd., Sponsored ADR	1,354	112,341
GEM Co., Ltd., Class A	400	618
Gemdale Corp., Class A	13,700	24,908
*Genertec Universal Medical Group Co., Ltd.	37,500	31,239
*Genimous Technology Co., Ltd., Class A	100	94
Genscript Biotech Corp.	2,000	4,635
GF Securities Co., Ltd., Class H	2,000	2,900
Giant Network Group Co., Ltd., Class A	100	212
*Global Top E-Commerce Co., Ltd., Class A	200	109
Glodon Co., Ltd., Class A	3,000	33,890
GoerTek, Inc., Class A	300	1,749
*Golden Eagle Retail Group, Ltd.	1,000	900

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Goldenmax International Technology, Ltd., Class A	100	230
*GOME Retail Holdings, Ltd.	540,000	88,994
*Gosuncn Technology Group Co., Ltd., Class A	300	212
*Gotion High-tech Co., Ltd., Class A	100	537
*Grand Baoxin Auto Group, Ltd.	500	51
*Grandblue Environment Co., Ltd., Class A	100	367
Grandjoy Holdings Group Co., Ltd., Class A	300	169
Great Wall Motor Co., Ltd., Class H	40,000	98,985
*Greattown Holdings, Ltd., Class A	300	168
*Greatview Aseptic Packaging Co., Ltd.	1,000	494
Gree Electric Appliances, Inc. of Zhuhai, Class A	200	1,852
*Gree Real Estate Co., Ltd., Class A	39,100	40,682
Greenland Holdings Corp., Ltd., Class A	8,400	7,363
*Greenland Hong Kong Holdings, Ltd.	2,000	698
Greentown China Holdings, Ltd.	1,500	1,808
GRG Banking Equipment Co., Ltd., Class A	200	399
*Grinm Advanced Materials Co., Ltd., Class A	100	180
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	200	170
*Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	100	70
Guangdong Ellington Electronics Technology Co., Ltd., Class A	200	207
Guangdong Haid Group Co., Ltd., Class A	200	2,579
*Guangdong HEC Technology Holding Co., Ltd., Class A	100	73
Guangdong Hongda Blasting Co., Ltd., Class A	100	429
*Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	200	167
*Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	100	88
*Guangdong Shirongzhaoye Co., Ltd., Class A	100	94
Guangdong Tapai Group Co., Ltd., Class A	200	346
*Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	100	579
*Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	100	136
*Guanghui Energy Co., Ltd., Class A	52,100	24,567
*Guangshen Railway Co., Ltd., Class H	2,000	402
*Guangxi Guidong Electric Power Co., Ltd., Class A	100	65
*Guangxi Liugong Machinery Co., Ltd., Class A	200	296
*Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	300	138
Guangzhou Automobile Group Co., Ltd., Class H	140,000	119,508
Guangzhou Baiyun International Airport Co., Ltd., Class A	200	376
Guangzhou Haige Communications Group, Inc. Co., Class A	200	307
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	100	2,230
Guangzhou R&F Properties Co., Ltd., Class H	7,600	9,727
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	6,900	142,217
Guangzhou Tinci Materials Technology Co., Ltd., Class A	170	1,771
*Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	100	127
*Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	100	68
*Guizhou Panjiang Refined Coal Co., Ltd., Class A	100	101
*Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	200	330
*Guomai Technologies, Inc., Class A	100	91
Guorui Properties, Ltd.	2,000	103
*Guosen Securities Co., Ltd., Class A	15,100	24,512
*Guosheng Financial Holding, Inc., Class A	1,000	1,651
Guotai Junan Securities Co., Ltd., Class H	1,000	1,424
Guoyuan Securities Co., Ltd., Class A	300	356
*Haichang Ocean Park Holdings, Ltd.	1,000	90
Haier Smart Home Co., Ltd., Class A	20,900	107,047
*Hailiang Education Group, Inc., Sponsored ADR	244	12,058
*Hainan Ruize New Building Material Co., Ltd., Class A	100	81
Hainan Strait Shipping Co., Ltd., Class A	150	152
Haisco Pharmaceutical Group Co., Ltd., Class A	100	408
Haitian International Holdings, Ltd.	1,000	4,075

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Haitong Securities Co., Ltd., Class H	3,600	3,221
*Hand Enterprise Solutions Co., Ltd., Class A	100	99
*Hang Zhou Great Star Industrial Co., Ltd., Class A	100	594
Hangxiao Steel Structure Co., Ltd., Class A	149,600	84,417
*Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	1,600	1,091
*Hangzhou Century Co., Ltd., Class A	100	101
*Hangzhou Oxygen Plant Group Co., Ltd., Class A	200	1,061
Hangzhou Robam Appliances Co., Ltd., Class A	100	593
Hangzhou Silan Microelectronics Co., Ltd., Class A	100	557
*Han’s Laser Technology Industry Group Co., Ltd., Class A	7,000	43,472
*Harbin Bank Co., Ltd., Class H	5,000	637
*Harbin Gloria Pharmaceuticals Co., Ltd., Class A	300	127
*HC Group, Inc.	1,000	139
*Hebei Chengde Lolo Co., Class A	100	105
Hefei Meiya Optoelectronic Technology, Inc., Class A	100	742
Heilongjiang Agriculture Co., Ltd., Class A	100	234
*Henan Lingrui Pharmaceutical Co., Class A	100	151
*Henan Pinggao Electric Co., Ltd., Class A	200	182
*Henan Rebecca Hair Products Co., Ltd., Class A	200	82
*Henan Senyuan Electric Co., Ltd., Class A	100	48
*Henan Shenhuo Coal & Power Co., Ltd., Class A	200	343
Henan Shuanghui Investment & Development Co., Ltd., Class A	400	2,266
*Henan Yuguang Gold & Lead Co., Ltd., Class A	100	86
*Henan Zhongyuan Expressway Co., Ltd., Class A	200	105
Hengan International Group Co., Ltd.	35,000	226,894
*Hengdian Group DMEGC Magnetics Co., Ltd., Class A	400	837
Hengli Petrochemical Co., Ltd., Class A	7,400	33,921
Hengtong Optic-electric Co., Ltd., Class A	200	358
Hengyi Petrochemical Co., Ltd., Class A	24,800	50,494
*Hesteel Co., Ltd., Class A	1,700	670
*Hexing Electrical Co., Ltd., Class A	100	186
*Hisense Home Appliances Group Co., Ltd., Class H	1,000	1,687
Holitech Technology Co., Ltd., Class A	600	304
*Hongda Xingye Co., Ltd., Class A	200	117
Hongfa Technology Co., Ltd., Class A	100	865
*Honghua Group, Ltd.	18,000	563
»Honworld Group, Ltd.	500	198
Hope Education Group Co., Ltd.	92,000	31,034
Huaan Securities Co., Ltd., Class A	400	377
*Huadian Power International Corp., Ltd., Class H	288,000	88,252
Huadong Medicine Co., Ltd., Class A	200	1,628
*Huafa Industrial Co., Ltd. Zhuhai, Class A	300	292
*Huafon Chemical Co., Ltd., Class A	1,600	3,169
*Huafon Microfibre Shanghai Technology Co., Ltd., Class A	100	83
*Huafu Fashion Co., Ltd., Class A	300	271
Huagong Tech Co., Ltd., Class A	100	312
*Hualan Biological Engineering, Inc., Class A	8,400	54,646
Huaneng Power International, Inc., Sponsored ADR	918	13,155
Huapont Life Sciences Co., Ltd., Class A	200	200
Huatai Securities Co., Ltd., Class H	2,000	2,858
*Huawen Media Group, Class A	100	35
Huaxi Securities Co., Ltd., Class A	300	433
Huaxia Bank Co., Ltd., Class A	1,100	1,061
Huaxin Cement Co., Ltd., Class A	100	340
Huayu Automotive Systems Co., Ltd., Class A	3,200	12,922
*Huazhu Group, Ltd., Sponsored ADR	5,458	321,804
Hubei Biocause Pharmaceutical Co., Ltd., Class A	400	236
Hubei Energy Group Co., Ltd., Class A	500	359

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	200	596
*Hubei Kaile Science & Technology Co., Ltd., Class A	200	254
*Hubei Xingfa Chemicals Group Co., Ltd., Class A	100	208
*Hunan Gold Corp., Ltd., Class A	100	122
*Hunan New Wellful Co., Ltd., Class A	200	199
Hunan Valin Steel Co., Ltd., Class A	900	1,094
Hundsun Technologies, Inc., Class A	100	1,421
*Huolinhe Opencut Coal Industry Corp., Ltd., Class A	82,300	131,561
*»HY Energy Group Co., Ltd., Class A	100	87
*Hytera Communications Corp., Ltd., Class A	300	231
*HyUnion Holding Co., Ltd., Class A	100	103
*iDreamSky Technology Holdings, Ltd.	800	376
Iflytek Co., Ltd., Class A	13,900	109,531
Industrial & Commercial Bank of China, Ltd., Class H	1,589,000	1,035,213
Industrial Bank Co., Ltd., Class A	5,500	18,485
Industrial Securities Co., Ltd., Class A	600	843
*Infore Environment Technology Group Co., Ltd., Class A	300	365
*Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	157,900	35,884
*Inner Mongolia Eerduosi Resources Co., Ltd., Class A	100	290
Inner Mongolia First Machinery Group Co., Ltd., Class A	300	481
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	6,100	5,460
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	3,000	1,090
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	16,500	104,459
*Inner Mongolia Yitai Coal Co., Ltd., Class H	200	132
*Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	1,000	464
*Innuovo Technology Co., Ltd., Class A	100	79
Inspur Electronic Information Industry Co., Ltd., Class A	100	418
Jafron Biomedical Co., Ltd., Class A	10,600	158,139
*Jason Furniture Hangzhou Co., Ltd., Class A	100	1,241
*JC Finance & Tax Interconnect Holdings, Ltd., Class A	100	122
*JD.com, Inc., Sponsored ADR	15,100	1,168,136
*Jiajiayue Group Co., Ltd., Class A	100	270
Jiangnan Group, Ltd.	4,000	198
*Jiangsu Akcome Science & Technology Co., Ltd., Class A	34,900	12,841
Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	400	429
»Jiangsu Eastern Shenghong Co., Ltd., Class A	6,900	16,012
*Jiangsu Etern Co., Ltd., Class A	200	107
Jiangsu Expressway Co., Ltd., Class H	2,000	2,359
*Jiangsu Guotai International Group Co., Ltd., Class A	200	202
Jiangsu Hengli Hydraulic Co., Ltd., Class A	8,400	111,682
Jiangsu Hengrui Medicine Co., Ltd., Class A	7,400	96,213
*Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	100	278
*Jiangsu Hoperun Software Co., Ltd., Class A	100	148
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	300	192
*Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	100	161
*Jiangsu Leike Defense Technology Co., Ltd., Class A	300	295
*Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	200	490
*Jiangsu Provincial Agricultural Reclamation and Development Corp.	100	158
Jiangsu Shagang Co., Ltd., Class A	700	1,065
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	7,600	226,178
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	200	983
*Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	300	254
Jiangsu Zhongnan Construction Group Co., Ltd., Class A	400	438
Jiangsu Zhongtian Technology Co., Ltd., Class A	400	632
*Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	700	413
*Jiangxi Bank Co., Ltd., Class H	2,500	1,046
Jiangxi Copper Co., Ltd., Class H	70,000	171,241
*Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	100	287

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Jiangxi Wannianqing Cement Co., Ltd., Class A	200	411
Jiangxi Zhengbang Technology Co., Ltd., Class A	1,000	2,277
*Jiangzhong Pharmaceutical Co., Ltd., Class A	100	171
*Jilin Electric Power Co., Ltd., Class A	200	143
Jinduicheng Molybdenum Co., Ltd., Class A	200	178
*Jingrui Holdings, Ltd.	1,000	292
Jinke Properties Group Co., Ltd., Class A	600	612
*JinkoSolar Holding Co., Ltd., Sponsored ADR	1,029	38,032
*Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	200	212
*Jinneng Science & Technology Co., Ltd., Class A	100	286
Jinyu Bio-Technology Co., Ltd., Class A	100	337
*JiuGui Liquor Co., Ltd., Class A	100	3,072
Jiuzhitang Co., Ltd., Class A	100	134
*Jizhong Energy Resources Co., Ltd., Class A	200	113
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	200	455
Jointo Energy Investment Co., Ltd. Hebei, Class A	300	238
*Jointown Pharmaceutical Group Co., Ltd., Class A	300	786
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	400	2,887
Joyoung Co., Ltd., Class A	4,400	21,631
*JSTI Group, Class A	100	86
Juewei Food Co., Ltd., Class A	400	5,337
Juneyao Airlines Co., Ltd., Class A	200	458
Kaisa Group Holdings, Ltd.	81,428	35,436
*Kangda International Environmental Co., Ltd.	1,000	89
*Kasen International Holdings, Ltd.	1,000	117
*Kinetic Mines and Energy, Ltd.	2,000	139
Kingdee International Software Group Co., Ltd.	70,000	231,625
Kingsoft Corp., Ltd.	1,000	7,081
*Konka Group Co., Ltd., Class A	300	299
*KPC Pharmaceuticals, Inc., Class A	100	144
*Kuang-Chi Technologies Co., Ltd., Class A	100	291
Kweichow Moutai Co., Ltd., Class A	300	93,074
KWG Group Holdings, Ltd.	35,500	57,042
*Launch Tech Co., Ltd., Class H	500	259
Legend Holdings Corp., Class H	1,100	1,804
Lenovo Group, Ltd.	268,000	368,520
Lens Technology Co., Ltd., Class A	300	1,212
Leo Group Co., Ltd., Class A	500	190
Lepu Medical Technology Beijing Co., Ltd., Class A	200	992
*LexinFintech Holdings, Ltd., Sponsored ADR	4,748	43,159
Leyard Optoelectronic Co., Ltd., Class A	300	333
Li Ning Co., Ltd.	36,500	297,946
*Lianhua Supermarket Holdings Co., Ltd., Class H	1,000	149
*Liaoning Port Co., Ltd.	2,000	214
*Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	200	341
*Lifetech Scientific Corp.	138,000	74,447
*LingNan Eco&Culture-Tourism Co., Ltd., Class A	200	89
Lingyi iTech Guangdong Co., Class A	12,500	15,924
*Lionco Pharmaceutical Group Co., Ltd., Class A	100	143
*Livzon Pharmaceutical Group, Inc., Class H	400	1,869
Logan Group Co., Ltd.	3,000	4,774
Lomon Billions Group Co., Ltd., Class A	200	1,047
*Loncin Motor Co., Ltd., Class A	100	52
*Long Yuan Construction Group Co., Ltd., Class A	200	152
Longfor Group Holdings, Ltd.	83,000	517,758
LONGi Green Energy Technology Co., Ltd., Class A	14,300	219,750
Lonking Holdings, Ltd.	53,000	22,519
Luenmei Quantum Co., Ltd., Class A	51,000	71,671

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Luoniushan Co., Ltd., Class A	100	128
Luxi Chemical Group Co., Ltd., Class A	200	476
Luxshare Precision Industry Co., Ltd., Class A	20,200	115,422
Luye Pharma Group, Ltd.	44,500	27,043
Luzhou Laojiao Co., Ltd., Class A	200	7,902
*Maanshan Iron & Steel Co., Ltd., Class H	88,000	42,148
*Maccura Biotechnology Co., Ltd., Class A	100	735
*Macrolink Culturaltainment Development Co., Ltd., Class A	100	37
Mango Excellent Media Co., Ltd., Class A	400	4,208
*Maoyan Entertainment	10,200	20,329
Maoye Commercial Co., Ltd., Class A	200	110
*Markor International Home Furnishings Co., Ltd., Class A	100	83
*Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	200	380
*Meitu, Inc.	135,500	42,045
*Meituan, Class B	72,000	2,762,510
*Metallurgical Corp. of China, Ltd., Class H	4,000	942
*Ming Yang Smart Energy Group, Ltd., Class A	200	549
*Minsheng Education Group Co., Ltd.	2,000	353
Minth Group, Ltd.	2,000	8,124
*Misho Ecology & Landscape Co., Ltd., Class A	100	66
*MLS Co., Ltd., Class A	100	202
*Modern Land China Co., Ltd.	2,000	209
Momo, Inc., Sponsored ADR	8,334	122,176
Muyuan Foods Co., Ltd., Class A	5,300	92,679
*Myhome Real Estate Development Group Co., Ltd., Class A	300	83
*MYS Group Co., Ltd., Class A	200	112
NanJi E-Commerce Co., Ltd., Class A	100	125
Nanjing Iron & Steel Co., Ltd., Class A	700	456
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	100	712
*Nanjing Sample Technology Co., Ltd., Class H	500	301
Nanjing Securities Co., Ltd., Class A	300	455
*Nanjing Xinjiekou Department Store Co., Ltd., Class A	200	317
NARI Technology Co., Ltd., Class A	300	1,483
NavInfo Co., Ltd., Class A	23,800	52,359
NetEase, Inc., Sponsored ADR	10,204	1,143,460
*New Century Healthcare Holding Co., Ltd.	500	72
New China Life Insurance Co., Ltd., Class H	24,500	94,475
New Hope Liuhe Co., Ltd., Class A	14,600	37,514
*New Oriental Education & Technology Group, Inc., Sponsored ADR	29,570	451,238
Newland Digital Technology Co., Ltd., Class A	100	216
Ninestar Corp., Class A	23,900	93,777
*Ningbo Construction Co., Ltd., Class A	300	174
*Ningbo Huaxiang Electronic Co., Ltd., Class A	100	268
Ningbo Joyson Electronic Corp., Class A	100	280
*Ningbo Orient Wires & Cables Co., Ltd., Class A	200	702
*Ningbo Sanxing Medical Electric Co., Ltd., Class A	200	238
Ningbo Tuopu Group Co., Ltd., Class A	100	524
Ningbo Zhoushan Port Co., Ltd., Class A	200	122
*Ningxia Jiaze New Energy Co., Ltd., Class A	300	157
*NIO, Inc., Sponsored ADR	17,061	679,710
*Niu Technologies, ADR	1,593	59,514
*North Huajin Chemical Industries Co., Ltd., Class A	200	193
*Northeast Pharmaceutical Group Co., Ltd., Class A	100	77
Northeast Securities Co., Ltd., Class A	300	381
*NSFOCUS Technologies Group Co., Ltd., Class A	100	234
Oceanwide Holdings Co., Ltd., Class A	20,800	8,843
Offshore Oil Engineering Co., Ltd., Class A	500	336
OFILM Group Co., Ltd., Class A	400	524

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Opple Lighting Co., Ltd., Class A	100	465
ORG Technology Co., Ltd., Class A	100	86
*Orient Group, Inc., Class A	800	413
Orient Securities Co., Ltd., Class H	38,400	24,374
Oriental Pearl Group Co., Ltd., Class A	14,600	19,863
*Ourpalm Co., Ltd., Class A	17,800	11,613
Ovctek China, Inc., Class A	13,300	238,844
*Pacific Securities Co., Ltd. (The), Class A	400	229
*Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,400	483
*PCI-Suntek Technology Co., Ltd., Class A	300	294
*Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	16,700	6,093
People’s Insurance Co., Ltd. (The), Class H	11,000	3,767
Perfect World Co., Ltd., Class A	15,000	49,418
PetroChina Co., Ltd., Sponsored ADR	3,674	132,374
PICC Property & Casualty Co., Ltd., Class H	418,000	410,635
*Pinduoduo, Inc., Sponsored ADR	5,139	688,266
Ping An Bank Co., Ltd., Class A	4,200	15,123
#*Ping An Healthcare and Technology Co., Ltd.	9,000	105,448
Ping An Insurance Group Co. of China, Ltd.	143,000	1,564,064
*Pingdingshan Tianan Coal Mining Co., Ltd., Class A	300	306
*Polaris Bay Group Co., Ltd., Class A	200	287
Poly Developments and Holdings Group Co., Ltd., Class A	9,200	19,912
Postal Savings Bank of China Co., Ltd., Class H	293,000	190,886
Power Construction Corp. of China, Ltd., Class A	1,200	709
Powerlong Real Estate Holdings, Ltd.	32,000	33,702
Q Technology Group Co., Ltd.	16,000	32,013
Qianhe Condiment and Food Co., Ltd., Class A	100	509
*Qingdao East Steel Tower Stock Co., Ltd., Class A	100	109
*Qingdao Hanhe Cable Co., Ltd., Class A	12,500	7,131
*Qingdao TGOOD Electric Co., Ltd., Class A	100	390
*Qingdao Topscomm Communication, Inc., Class A	100	113
*Qinhuangdao Port Co., Ltd., Class H	1,500	261
Rainbow Digital Commercial Co., Ltd., Class A	100	107
*Rastar Group, Class A	100	47
*Realcan Pharmaceutical Group Co., Ltd., Class A	100	67
*Red Star Macalline Group Corp., Ltd., Class H	1,200	680
*Redco Properties Group, Ltd.	2,000	724
*Renhe Pharmacy Co., Ltd., Class A	100	141
*RISE Education Cayman, Ltd., ADR	1,304	4,408
RiseSun Real Estate Development Co., Ltd., Class A	600	571
Rongan Property Co., Ltd., Class A	300	128
Rongsheng Petro Chemical Co., Ltd., Class A	4,400	19,271
*Ronshine China Holdings, Ltd.	1,000	699
*RYB Education, Inc., ADR	876	2,505
SAIC Motor Corp., Ltd., Class A	14,200	44,038
*Sailun Group Co., Ltd., Class A	400	626
Sanan Optoelectronics Co., Ltd., Class A	6,600	25,611
*SanFeng Intelligent Equipment Group Co., Ltd., Class A	200	98
Sansteel Minguang Co., Ltd. Fujian, Class A	500	633
*Sany Heavy Equipment International Holdings Co., Ltd.	73,000	88,632
Sany Heavy Industry Co., Ltd., Class A	13,500	64,449
*Saurer Intelligent Technology Co., Ltd., Class A	200	95
SDIC Power Holdings Co., Ltd., Class A	29,800	45,610
Sealand Securities Co., Ltd., Class A	500	325
Seazen Group, Ltd.	244,000	260,749
Seazen Holdings Co., Ltd., Class A	200	1,393
S-Enjoy Service Group Co., Ltd.	9,000	29,433
SF Holding Co., Ltd., Class A	300	2,985

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*SGIS Songshan Co., Ltd., Class A	115,500	89,102
*Shaan Xi Provincial Natural Gas Co., Ltd., Class A	200	203
Shaanxi Coal Industry Co., Ltd., Class A	23,700	41,220
Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	2,900	2,484
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	15,900	56,144
#Shandong Gold Mining Co., Ltd., Class H	52,750	96,849
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	200	931
*Shandong Hi-speed Co., Ltd., Class A	200	216
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	300	1,809
*Shandong Humon Smelting Co., Ltd., Class A	100	187
Shandong Linglong Tyre Co., Ltd., Class A	200	1,718
Shandong Longda Meat Foodstuff Co., Ltd., Class A	100	182
Shandong Nanshan Aluminum Co., Ltd., Class A	1,300	768
*Shandong New Beiyang Information Technology Co., Ltd., Class A	100	141
Shandong Sinocera Functional Material Co., Ltd., Class A	100	765
Shandong Sun Paper Industry JSC, Ltd., Class A	2,300	5,696
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,000	8,971
Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,800	512
*Shanghai AJ Group Co., Ltd., Class A	300	328
Shanghai AtHub Co., Ltd., Class A	140	667
*Shanghai Bairun Investment Holding Group Co., Ltd., Class A	12,700	244,483
Shanghai Baosight Software Co., Ltd., Class A	100	980
Shanghai Belling Co., Ltd., Class A	100	267
*Shanghai Electric Group Co., Ltd., Class H	4,000	1,391
Shanghai Electric Power Co., Ltd., Class A	200	218
*Shanghai Environment Group Co., Ltd., Class A	100	171
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	500	3,177
*Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,000	640
*Shanghai Industrial Development Co., Ltd., Class A	200	145
*Shanghai International Airport Co., Ltd., Class A	100	760
Shanghai International Port Group Co., Ltd., Class A	16,500	11,811
Shanghai Jahwa United Co., Ltd., Class A	100	912
*Shanghai Jin Jiang Capital Co., Ltd., Class H	2,000	433
Shanghai Jinjiang International Hotels Co., Ltd., Class A	100	946
*Shanghai Kinetic Medical Co., Ltd., Class A	100	173
Shanghai Lingang Holdings Corp., Ltd., Class A	100	318
*Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	200	336
Shanghai M&G Stationery, Inc., Class A	6,100	86,195
*Shanghai Maling Aquarius Co., Ltd., Class A	200	253
Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	100	287
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	45,700	104,029
*Shanghai Phichem Material Co., Ltd., Class A	100	228
Shanghai Pudong Development Bank Co., Ltd., Class A	2,500	3,884
Shanghai RAAS Blood Products Co., Ltd., Class A	14,300	17,664
*Shanghai Shenda Co., Ltd., Class A	100	63
Shanghai Shimao Co., Ltd., Class A	600	389
*Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	100	171
*»Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	100	151
Shanghai Tunnel Engineering Co., Ltd., Class A	200	163
*Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	100	217
*Shanghai Wanye Enterprises Co., Ltd., Class A	100	222
Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	400	729
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	100	281
*Shanghai Zijiang Enterprise Group Co., Ltd., Class A	100	74
*Shanxi Blue Flame Holding Co., Ltd., Class A	100	93
*Shanxi Coking Co., Ltd., Class A	100	100
Shanxi Coking Coal Energy Group Co., Ltd., Class A	500	435
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	3,200	4,428

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Shanxi Meijin Energy Co., Ltd., Class A	6,300	7,656
Shanxi Securities Co., Ltd., Class A	300	310
Shanxi Taigang Stainless Steel Co., Ltd., Class A	900	886
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	100	6,342
*Shanying International Holding Co., Ltd., Class A	1,500	798
Shenergy Co., Ltd., Class A	2,200	1,928
*Sheng Ye Capital, Ltd.	500	394
Shengda Resources Co., Ltd., Class A	23,100	48,640
*Shenghe Resources Holding Co., Ltd., Class A	200	511
Shengyi Technology Co., Ltd., Class A	200	721
*Shenwan Hongyuan Group Co., Ltd., Class H	1,600	437
*Shenzhen Agricultural Products Group Co., Ltd., Class A	200	171
Shenzhen Airport Co., Ltd., Class A	300	396
*Shenzhen Aisidi Co., Ltd., Class A	200	239
*Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	200	96
*Shenzhen Capchem Technology Co., Ltd., Class A	6,900	82,160
*Shenzhen Comix Group Co., Ltd., Class A	100	198
*Shenzhen Danbond Technology Co., Ltd., Class A	200	124
*Shenzhen Das Intellitech Co., Ltd., Class A	47,400	25,795
Shenzhen Energy Group Co., Ltd., Class A	400	524
*Shenzhen Everwin Precision Technology Co., Ltd., Class A	100	302
Shenzhen Expressway Co., Ltd.	22,000	22,830
*Shenzhen Gas Corp., Ltd., Class A	200	216
*Shenzhen Gongjin Electronics Co., Ltd., Class A	100	134
*Shenzhen Grandland Group Co., Ltd., Class A	100	40
Shenzhen H&T Intelligent Control Co., Ltd., Class A	28,200	91,510
Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	100	250
*Shenzhen Heungkong Holding Co., Ltd., Class A	400	114
*Shenzhen Hifuture Information Technology Co., Ltd., Class A	100	59
Shenzhen Inovance Technology Co., Ltd., Class A	100	1,383
*Shenzhen Jinjia Group Co., Ltd., Class A	200	322
Shenzhen Kaifa Technology Co., Ltd., Class A	100	267
*Shenzhen Kinwong Electronic Co., Ltd., Class A	100	433
*Shenzhen Megmeet Electrical Co., Ltd., Class A	100	525
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	100	7,210
*Shenzhen MTC Co., Ltd., Class A	13,000	11,657
*Shenzhen Neptunus Bioengineering Co., Ltd., Class A	200	105
Shenzhen Overseas Chinese Town Co., Ltd., Class A	49,400	71,102
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	100	566
*Shenzhen SDG Information Co., Ltd., Class A	100	110
*Shenzhen Sunline Tech Co., Ltd., Class A	20,100	55,343
Shenzhen Sunlord Electronics Co., Ltd., Class A	100	528
Shenzhen Sunway Communication Co., Ltd., Class A	100	435
Shenzhen Tagen Group Co., Ltd., Class A	500	478
*Shenzhen Techand Ecology & Environment Co., Ltd., Class A	200	92
Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	100	98
*Shenzhen World Union Group, Inc., Class A	200	182
Shenzhen Yinghe Technology Co., Ltd., Class A	100	261
*Shenzhen Ysstech Info-tech Co., Ltd., Class A	100	135
*Shenzhen YUTO Packaging Technology Co., Ltd., Class A	200	965
*Shenzhen Zhenye Group Co., Ltd., Class A	300	250
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	400	286
Shenzhou International Group Holdings, Ltd.	21,600	475,003
*Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	200	176
Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	100	434
*Shouhang High-Tech Energy Co., Ltd., Class A	200	66
Shui On Land, Ltd.	279,500	46,063
*Siasun Robot & Automation Co., Ltd., Class A	100	149

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Sichuan Chuantou Energy Co., Ltd., Class A	400	696
*Sichuan Hebang Biotechnology Co., Ltd., Class A	3,500	904
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	5,900	19,821
Sichuan Languang Development Co., Ltd., Class A	200	120
*Sichuan Shuangma Cement Co., Ltd., Class A	100	199
*Sieyuan Electric Co., Ltd., Class A	100	488
*Sihuan Pharmaceutical Holdings Group, Ltd.	466,000	185,996
*Sinocare, Inc., Class A	100	576
Sinolink Securities Co., Ltd., Class A	9,500	17,756
*Sinoma International Engineering Co., Class A	300	396
Sinoma Science & Technology Co., Ltd., Class A	300	1,019
*Sinomach Automobile Co., Ltd., Class A	100	79
Sino-Ocean Group Holding, Ltd.	526,000	117,162
Sinopec Engineering Group Co., Ltd., Class H	254,000	157,302
*Sinopec Oilfield Service Corp., Class H	2,000	178
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	742	18,439
Sinopharm Group Co., Ltd., Class H	59,600	184,935
*Sinosoft Technology Group, Ltd.	1,000	233
Sinotrans, Ltd., Class H	3,000	1,371
Sinotruk Hong Kong, Ltd.	40,500	99,701
*Skshu Paint Co., Ltd., Class A	100	3,663
*Skyfame Realty Holdings, Ltd.	6,000	757
*Skyworth Digital Co., Ltd., Class A	200	252
Songcheng Performance Development Co., Ltd., Class A	200	672
SooChow Securities Co., Ltd., Class A	300	367
*Sou Yu Te Group Co., Ltd., Class A	300	76
Spring Airlines Co., Ltd., Class A	100	994
*Sun King Technology Group, Ltd.	2,000	641
Sunac China Holdings, Ltd.	73,000	284,317
*Sunflower Pharmaceutical Group Co., Ltd., Class A	14,300	35,372
*Sunfly Intelligent Technology Co., Ltd., Class A	100	150
*Sungrow Power Supply Co., Ltd., Class A	100	1,390
*Suning Universal Co., Ltd., Class A	300	317
Suning.com Co., Ltd., Class A	31,000	31,918
Sunny Optical Technology Group Co., Ltd.	21,400	521,854
Sunshine 100 China Holdings, Ltd.	2,000	322
*Sunward Intelligent Equipment Co., Ltd., Class A	100	128
*Sunwave Communications Co., Ltd., Class A	100	82
Sunwoda Electronic Co., Ltd., Class A	200	665
*Suofeiya Home Collection Co., Ltd., Class A	200	900
*Suzhou Anjie Technology Co., Ltd., Class A	100	221
*Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	100	52
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	200	539
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	300	429
*TAL Education Group, Sponsored ADR	4,024	229,167
Tangshan Jidong Cement Co., Ltd., Class A	200	434
*TangShan Port Group Co., Ltd., Class A	10,000	4,112
*Tangshan Sanyou Chemical Industries Co., Ltd., Class A	100	176
TBEA Co., Ltd., Class A	300	572
*TCL Technology Group Corp., Class A	26,500	36,872
Tencent Holdings, Ltd.	127,400	10,219,098
*Tian Di Science & Technology Co., Ltd., Class A	900	506
*Tiangong International Co., Ltd.	14,000	8,724
Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	100	477
Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	300	203
*Tianjin Guangyu Development Co., Ltd., Class A	200	168
Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	20,900	89,276
*»Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	100	373

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
*Tianli Education International Holdings, Ltd.	46,000	38,260
Tianneng Power International, Ltd.	2,000	3,672
Tianshui Huatian Technology Co., Ltd., Class A	300	594
Tibet Summit Resources Co., Ltd., Class A	200	388
*Tibet Tianlu Co., Ltd., Class A	100	109
Times China Holdings, Ltd.	18,000	25,678
Tingyi Cayman Islands Holding Corp.	4,000	7,200
*Titan Wind Energy Suzhou Co., Ltd., Class A	600	793
*Tong Ren Tang Technologies Co., Ltd., Class H	1,000	793
*Tongcheng-Elong Holdings, Ltd.	1,200	3,010
*Tongding Interconnection Information Co., Ltd., Class A	100	58
*TongFu Microelectronics Co., Ltd., Class A	100	330
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	200	410
*Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	200	143
Tongkun Group Co., Ltd., Class A	200	708
Tongling Jingda Special Magnet Wire Co., Ltd., Class A	200	113
Tongling Nonferrous Metals Group Co., Ltd., Class A	1,100	485
Tongwei Co., Ltd., Class A	300	1,634
*Topsec Technologies Group, Inc., Class A	100	280
Transfar Zhilian Co., Ltd., Class A	400	378
TravelSky Technology, Ltd., Class H	85,000	186,704
*Trigiant Group, Ltd.	2,000	193
*Trip.com Group, Ltd., Sponsored ADR	11,550	451,374
Tsaker Chemical Group, Ltd.	1,000	153
*Tunghsu Optoelectronic Technology Co., Ltd., Class A	900	264
*TUS Environmental Science And Technology Development Co., Ltd., Class A	200	177
Unigroup Guoxin Microelectronics Co., Ltd., Class A	100	1,811
*Unilumin Group Co., Ltd., Class A	100	125
Uni-President China Holdings, Ltd.	70,000	85,260
Unisplendour Corp., Ltd., Class A	700	1,977
Universal Scientific Industrial Shanghai Co., Ltd., Class A	100	250
*Vatti Corp., Ltd., Class A	100	112
*Victory Giant Technology Huizhou Co., Ltd., Class A	100	360
*Vipshop Holdings, Ltd., Sponsored ADR	12,704	390,902
Walvax Biotechnology Co., Ltd., Class A	100	966
*Wanda Film Holding Co., Ltd., Class A	200	566
*Wangfujing Group Co., Ltd., Class A	100	516
Wangsu Science & Technology Co., Ltd., Class A	1,800	1,544
Wanhua Chemical Group Co., Ltd., Class A	9,200	146,128
Want Want China Holdings, Ltd.	18,000	13,048
Wanxiang Qianchao Co., Ltd., Class A	200	153
*Wasu Media Holding Co., Ltd., Class A	100	119
*Weibo Corp., Sponsored ADR	1,810	91,224
Weichai Power Co., Ltd., Class H	3,000	6,960
Weihai Guangwei Composites Co., Ltd., Class A	100	976
Wens Foodstuffs Group Co., Ltd.	15,500	34,482
West China Cement, Ltd.	10,000	1,777
*Western Region Gold Co., Ltd., Class A	100	194
Western Securities Co., Ltd., Class A	76,400	99,570
Westone Information Industry, Inc., Class A	100	263
Wingtech Technology Co., Ltd., Class A	100	1,319
Winning Health Technology Group Co., Ltd., Class A	200	468
Wisdom Education International Holdings Co., Ltd.	2,000	1,012
Wuchan Zhongda Group Co., Ltd., Class A	15,300	10,928
*Wuhan DDMC Culture & Sports Co., Ltd., Class A	100	110
*Wuhan Department Store Group Co., Ltd., Class A	100	176
Wuhan Guide Infrared Co., Ltd., Class A	18,100	97,575
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	14,300	48,769

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Wuhu Token Science Co., Ltd., Class A	200	234
Wuliangye Yibin Co., Ltd., Class A	13,900	612,444
WUS Printed Circuit Kunshan Co., Ltd., Class A	2,900	6,492
*Wutong Holding Group Co., Ltd., Class A	300	148
*Wuxi Biologics Cayman, Inc.	36,500	514,591
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	100	1,367
Wuxi Taiji Industry Co., Ltd., Class A	100	120
XCMG Construction Machinery Co., Ltd., Class A	22,100	25,215
Xiabuxiabu Catering Management China Holdings Co., Ltd.	34,500	53,836
Xiamen C & D, Inc., Class A	300	376
Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100	260
*Xiamen International Port Co., Ltd., Class H	2,000	283
*Xiamen ITG Group Corp., Ltd., Class A	200	212
*Xiamen Meiya Pico Information Co., Ltd., Class A	100	258
Xiamen Tungsten Co., Ltd., Class A	100	299
*Xiamen Xiangyu Co., Ltd., Class A	200	201
*Xiandai Investment Co., Ltd., Class A	100	65
*Xinfengming Group Co., Ltd., Class A	100	273
*Xingda International Holdings, Ltd.	1,000	265
Xinhu Zhongbao Co., Ltd., Class A	1,200	571
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,000	1,648
*Xinjiang Machinery Research Institute Co., Ltd., Class A	200	87
*Xinjiang Tianshan Cement Co., Ltd., Class A	100	226
*Xinjiang Zhongtai Chemical Co., Ltd., Class A	100	156
Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,500	937
Xinyi Solar Holdings, Ltd.	142,000	237,677
*Xinyu Iron & Steel Co., Ltd., Class A	300	304
Xinyuan Real Estate Co., Ltd., Sponsored ADR	4,142	10,521
*Xtep International Holdings, Ltd.	202,500	176,771
Xuji Electric Co., Ltd., Class A	100	209
Yadea Group Holdings, Ltd.	2,000	4,378
*YaGuang Technology Group Co., Ltd., Class A	100	120
Yango Group Co., Ltd., Class A	5,700	5,049
*Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	500	621
*Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	100	319
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	100	510
*YanTai Shuangta Food Co., Ltd., Class A	100	202
*Yantai Tayho Advanced Materials Co., Ltd., Class A	100	261
Yanzhou Coal Mining Co., Ltd., Class H	2,000	2,387
*Yashili International Holdings, Ltd.	2,000	185
Yealink Network Technology Corp., Ltd., Class A	100	1,082
*YGSOFT, Inc., Class A	200	257
#YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	41,400	38,485
Yifan Pharmaceutical Co., Ltd., Class A	100	277
Yifeng Pharmacy Chain Co., Ltd., Class A	6,900	95,846
Yihai International Holding, Ltd.	1,000	9,747
Yintai Gold Co., Ltd., Class A	6,500	8,612
*Yiren Digital, Ltd., Sponsored ADR	3,922	15,100
Yixintang Pharmaceutical Group Co., Ltd., Class A	6,900	43,715
Yonghui Superstores Co., Ltd., Class A	28,000	24,111
*Yotrio Group Co., Ltd., Class A	20,200	10,930
Youngor Group Co., Ltd., Class A	36,600	42,041
Youzu Interactive Co., Ltd., Class A	100	239
*Yuan Longping High-tech Agriculture Co., Ltd., Class A	100	261
Yunda Holding Co., Ltd., Class A	11,100	27,628
*Yunnan Aluminium Co., Ltd., Class A	300	573
Yunnan Baiyao Group Co., Ltd., Class A	100	1,663
Yunnan Copper Co., Ltd., Class A	200	430

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Yunnan Energy New Material Co., Ltd., Class A	100	2,080
*Yunnan Tin Co., Ltd., Class A	200	451
Yuzhou Group Holdings Co., Ltd.	33,000	9,178
Zhaojin Mining Industry Co., Ltd., Class H	148,500	134,794
Zhefu Holding Group Co., Ltd., Class A	300	260
*Zhejiang Century Huatong Group Co., Ltd., Class A	23,000	23,575
Zhejiang Chint Electrics Co., Ltd., Class A	200	1,029
*Zhejiang Communications Technology Co., Ltd.	200	169
*Zhejiang Conba Pharmaceutical Co., Ltd., Class A	100	68
*Zhejiang Crystal-Optech Co., Ltd., Class A	100	184
Zhejiang Dahua Technology Co., Ltd., Class A	300	1,088
Zhejiang Expressway Co., Ltd., Class H	2,000	1,741
*Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	100	209
*Zhejiang Hailiang Co., Ltd., Class A	200	336
*Zhejiang Hangmin Co., Ltd., Class A	200	169
*Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	9,800	16,378
*Zhejiang Huace Film & Television Co., Ltd., Class A	800	780
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	100	336
*Zhejiang Huayou Cobalt Co., Ltd., Class A	100	1,264
Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	200	280
*Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	100	457
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	100	598
*Zhejiang Jingu Co., Ltd., Class A	100	103
*Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	100	167
Zhejiang Juhua Co., Ltd., Class A	200	270
*Zhejiang Kaishan Compressor Co., Ltd., Class A	100	213
Zhejiang Longsheng Group Co., Ltd., Class A	400	840
*Zhejiang Medicine Co., Ltd., Class A	100	252
*Zhejiang Meida Industrial Co., Ltd., Class A	100	339
*Zhejiang Narada Power Source Co., Ltd., Class A	100	165
Zhejiang NHU Co., Ltd., Class A	13,900	84,044
*Zhejiang Runtu Co., Ltd., Class A	100	148
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	19,700	65,237
Zhejiang Satellite Petrochemical Co., Ltd., Class A	200	1,263
Zhejiang Semir Garment Co., Ltd., Class A	100	181
Zhejiang Supor Co., Ltd., Class A	100	1,166
*Zhejiang Wanliyang Co., Ltd., Class A	200	245
*Zhejiang Weiming Environment Protection Co., Ltd., Class A	100	360
Zhejiang Weixing New Building Materials Co., Ltd., Class A	13,300	48,361
*Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	300	686
*Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	100	192
*Zhejiang Yankon Group Co., Ltd., Class A	100	64
*Zhejiang Yasha Decoration Co., Ltd., Class A	200	231
*Zhejiang Yongtai Technology Co., Ltd., Class A	200	293
*Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	400	486
Zhengzhou Yutong Bus Co., Ltd., Class A	100	210
Zhenro Properties Group, Ltd.	146,000	98,501
Zheshang Securities Co., Ltd., Class A	400	704
Zhong An Group, Ltd.	3,000	153
Zhongji Innolight Co., Ltd., Class A	12,100	63,995
Zhongjin Gold Corp., Ltd., Class A	500	662
*Zhongshan Broad Ocean Motor Co., Ltd., Class A	300	232
*Zhongshan Public Utilities Group Co., Ltd., Class A	100	128
Zhongsheng Group Holdings, Ltd.	35,000	265,198
*Zhongtian Financial Group Co., Ltd., Class A	1,100	471
*Zhongyuan Environment-Protection Co., Ltd., Class A	100	100
*Zhou Hei Ya International Holdings Co., Ltd.	83,500	102,348
*Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	100	122

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
CHINA, continued
Zhuzhou CRRC Times Electric Co., Ltd., Class H	10,100	40,312
*Zhuzhou Kibing Group Co., Ltd., Class A	5,300	12,586
*Zibo Qixiang Tengda Chemical Co., Ltd., Class A	200	298
Zijin Mining Group Co., Ltd., Class H	280,000	394,394
*ZJBC Information Technology Co., Ltd., Class A	100	93
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	85,000	117,757
ZTE Corp., Class H	10,600	26,531
ZTO Express Cayman, Inc., Sponsored ADR	11,637	374,246

TOTAL China		62,348,507

COLOMBIA (0.1%)
Banco de Bogota SA	52	1,091
Bancolombia SA	216	1,612
Bancolombia SA, Preference	3,640	27,244
Celsia SA ESP	592	682
Cementos Argos SA	5,214	7,150
*Corp. Financiera Colombiana SA	140	1,198
Ecopetrol SA	283,264	167,338
Grupo Argos SA	484	1,370
Grupo Aval Acciones y Valores SA, Preference	66,258	19,571
Grupo de Inversiones Suramericana SA, Preference	140	634
Grupo de Inversiones Suramericana SA	5,907	30,254
Grupo Energia Bogota SA ESP	1,688	1,178
Grupo Nutresa SA	1,338	7,690
Interconexion Electrica SA ESP	404	2,309
Mineros SA	188	207
Promigas SA	284	563

TOTAL Colombia		270,091

CYPRUS (0.0%)
*Global Ports Investments PLC, Registered, GDR	518	1,875

TOTAL Cyprus		1,875

CZECH REPUBLIC (0.1%)
Cez A/S	3,661	102,131
*Komercni Banka A/S	1,949	59,178
*Moneta Money Bank A/S	1,898	7,065
O2 Czech Republic A/S	588	7,237

TOTAL Czech Republic		175,611

EGYPT (0.0%)
*Commercial International Bank Egypt SAE, Registered, GDR	25,352	92,662

TOTAL Egypt		92,662

GREECE (0.2%)
*Aegean Airlines SA	44	281
*Alpha Bank AE	94,193	149,675
Athens Water Supply & Sewage Co. SA	56	574
Autohellas Tourist and Trading SA	32	270
Bank of Greece	32	592
*Ellaktor SA	140	227
*Eurobank Ergasias Services and Holdings SA	65,430	61,894
*Fourlis Holdings SA	68	377

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
GREECE, continued
*GEK Terna Holding Real Estate Construction SA	80	967
Hellenic Exchanges - Athens Stock Exchange SA	68	336
*Hellenic Petroleum SA	44	306
Hellenic Telecommunications Organization SA	5,080	86,287
Holding Co. ADMIE IPTO SA	160	517
JUMBO SA	1,820	34,069
*LAMDA Development SA	92	824
Motor Oil Hellas Corinth Refineries SA	1,273	19,692
*Mytilineos SA	133	2,480
*National Bank of Greece SA	14,694	45,725
*Piraeus Financial Holdings SA	25	65
*Piraeus Port Authority SA	12	299
Plastika Kritis SA	8	160
Sarantis SA	40	430
Terna Energy SA	56	842
Thessaloniki Port Authority SA	20	677

TOTAL Greece		407,566

HONG KONG (3.1%)
*AAG Energy Holdings, Ltd.	1,000	175
*Alibaba Health Information Technology, Ltd.	120,000	366,172
#*Alibaba Pictures Group, Ltd.	700,000	101,843
Ausnutria Dairy Corp., Ltd.	1,000	1,481
*Beijing Energy International Holding Co., Ltd.	4,000	128
*Beijing Enterprises Clean Energy Group, Ltd.	1,480,000	21,533
Beijing Enterprises Holdings, Ltd.	500	1,635
Beijing Enterprises Water Group, Ltd.	8,000	3,059
*»Beijing Gas Blue Sky Holdings, Ltd.	8,000	119
Bosideng International Holdings, Ltd.	568,000	288,869
»Brilliance China Automotive Holdings, Ltd.	224,000	210,536
*CA Cultural Technology Group, Ltd.	1,000	380
*Capital Environment Holdings, Ltd.	8,000	149
*CGN New Energy Holdings Co., Ltd.	64,000	15,656
*China Aerospace International Holdings, Ltd.	4,000	340
*China Agri-Products Exchange, Ltd.	5,000	81
*China Dynamics Holdings, Ltd.	10,000	187
China Education Group Holdings, Ltd.	1,000	2,415
China Everbright Environment Group, Ltd.	141,000	88,773
*China Everbright Greentech, Ltd.	1,000	397
*China Foods, Ltd.	2,000	832
China Gas Holdings, Ltd.	85,000	306,978
*China Glass Holdings, Ltd.	2,000	178
*China High Speed Transmission Equipment Group Co., Ltd.	1,000	724
*China Medical & HealthCare Group, Ltd.	20,000	294
China Mengniu Dairy Co., Ltd.	72,000	385,639
*China Merchants Land, Ltd.	2,000	294
China Merchants Port Holdings Co., Ltd.	138,000	221,387
China Overseas Grand Oceans Group, Ltd.	59,000	37,678
China Overseas Land & Investment, Ltd.	34,500	87,329
China Power International Development, Ltd.	475,000	108,860
China Resources Beer Holdings Co., Ltd.	2,000	16,159
China Resources Cement Holdings, Ltd.	140,000	152,674
China Resources Gas Group, Ltd.	2,000	10,854
China Resources Land, Ltd.	142,000	666,409
China Resources Power Holdings Co., Ltd.	2,000	2,626
*»China Ruifeng Renewable Energy Holdings, Ltd.	4,000	124
*China Shuifa Singyes Energy Holdings, Ltd.	1,000	147

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HONG KONG, continued
China South City Holdings, Ltd.	146,000	15,414
China Taiping Insurance Holdings Co., Ltd.	99,400	184,803
China Traditional Chinese Medicine Holdings Co., Ltd.	158,000	90,322
*China Travel International Investment Hong Kong, Ltd.	4,000	695
*China Vast Industrial Urban Development Co., Ltd.	1,000	390
*China Vered Financial Holding Corp., Ltd.	10,000	131
#China Water Affairs Group, Ltd.	2,000	1,622
*CIMC Enric Holdings, Ltd.	2,000	1,741
*CITIC Resources Holdings, Ltd.	4,000	201
*Citychamp Watch & Jewellery Group, Ltd.	2,000	433
Comba Telecom Systems Holdings, Ltd.	2,000	518
*Concord New Energy Group, Ltd.	10,000	721
CP Pokphand Co., Ltd.	148,000	18,674
*Cybernaut International Holdings Co., Ltd.	4,000	39
#*Essex Bio-technology, Ltd.	1,000	724
*EVA Precision Industrial Holdings, Ltd.	2,000	193
Far East Horizon, Ltd.	4,000	4,584
*Fullshare Holdings, Ltd.	12,500	262
*GCL New Energy Holdings, Ltd.	16,000	472
*»GCL-Poly Energy Holdings, Ltd.	905,000	230,711
Geely Automobile Holdings, Ltd.	213,000	552,598
*Gemdale Properties & Investment Corp., Ltd.	354,000	49,680
*Glorious Property Holdings, Ltd.	3,000	92
*Glory Sun Financial Group, Ltd.	240,000	8,034
Guangdong Investment, Ltd.	140,000	215,583
Health & Happiness H&H International Holdings, Ltd.	10,500	37,853
Hopson Development Holdings, Ltd.	2,000	7,867
*IMAX China Holding, Inc.	100	236
Jiayuan International Group, Ltd.	64,000	29,500
*Jinchuan Group International Resources Co., Ltd.	286,000	49,711
*Joy City Property, Ltd.	6,000	371
*Ju Teng International Holdings, Ltd.	2,000	536
Kingboard Holdings, Ltd.	35,000	207,291
Kingboard Laminates Holdings, Ltd.	71,500	178,776
Kunlun Energy Co., Ltd.	142,000	152,479
Lee & Man Paper Manufacturing, Ltd.	2,000	1,743
*Lee’s Pharmaceutical Holdings, Ltd.	500	309
LK Technology Holdings, Ltd.	10,000	15,450
*LVGEM China Real Estate Investment Co., Ltd.	2,000	569
*Minmetals Land, Ltd.	2,000	216
*Mobvista, Inc.	59,000	67,912
NetDragon Websoft Holdings, Ltd.	500	1,403
*New World Department Store China, Ltd.	1,000	170
Nine Dragons Paper Holdings, Ltd.	139,000	191,135
Poly Property Group Co., Ltd.	3,000	857
*Pou Sheng International Holdings, Ltd.	44,000	10,707
Shanghai Industrial Holdings, Ltd.	25,000	38,690
Shanghai Industrial Urban Development Group, Ltd.	4,000	412
*»Shanghai Zendai Property, Ltd.	15,000	153
Shenzhen International Holdings, Ltd.	2,000	3,332
Shenzhen Investment Holdings Bay Area Development Co., Ltd.	14,500	5,769
Shenzhen Investment, Ltd.	6,000	2,202
Shimao Group Holdings, Ltd.	36,000	104,289
*Shougang Fushan Resources Group, Ltd.	114,000	29,796
Sino Biopharmaceutical, Ltd.	492,000	530,207
*Sinopec Kantons Holdings, Ltd.	2,000	770
*Skyworth Group, Ltd.	2,000	654
*Solargiga Energy Holdings, Ltd.	2,000	103

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
HONG KONG, continued
*South Manganese Investment, Ltd.	1,000	70
*Sparkle Roll Group, Ltd.	8,000	250
#SSY Group, Ltd.	38,000	23,435
TCL Electronics Holdings, Ltd.	1,000	739
Tian An China Investment Co., Ltd.	1,000	594
*Tianjin Port Development Holdings, Ltd.	4,000	325
*Tibet Water Resources, Ltd.	3,000	297
*Tongda Group Holdings, Ltd.	10,000	734
*Tongguan Gold Group, Ltd.	2,000	80
*Top Spring International Holdings, Ltd.	500	86
Towngas China Co., Ltd.	39,000	19,232
*United Energy Group, Ltd.	28,000	5,552
Vinda International Holdings, Ltd.	1,000	3,560
*Wanda Hotel Development Co., Ltd.	1,000	59
Wharf Holdings, Ltd. (The)	70,000	212,699
*Wison Engineering Services Co., Ltd.	2,000	110
*Yanchang Petroleum International, Ltd.	20,000	229
Yuexiu Property Co., Ltd.	30,000	6,953
*Yuexiu Transport Infrastructure, Ltd.	42,000	25,848
Zhongyu Gas Holdings, Ltd.	3,000	2,615
*Zhuguang Holdings Group Co., Ltd.	2,000	574

TOTAL Hong Kong		6,457,260

HUNGARY (0.2%)
*Magyar Telekom Telecommunications PLC	12,118	16,809
*MOL Hungarian Oil & Gas PLC	15,795	109,285
*Opus Global Nyrt	328	274
*OTP Bank Nyrt	4,525	203,731
Richter Gedeon Nyrt	2,021	57,892

TOTAL Hungary		387,991

INDIA (10.9%)
*3M India, Ltd.	4	1,379
Aarti Drugs, Ltd.	3,227	30,929
Aarti Industries, Ltd.	60	1,300
ACC, Ltd.	1,732	44,023
*Adani Enterprises, Ltd.	292	4,568
*Adani Green Energy, Ltd.	3,440	47,321
*Adani Ports & Special Economic Zone, Ltd.	13,026	128,383
*Adani Transmission, Ltd.	9,108	129,096
*Aditya Birla Capital, Ltd.	724	1,120
Advanced Enzyme Technologies, Ltd.	152	822
Aegis Logistics, Ltd.	3,498	14,366
*Agro Tech Foods, Ltd.	8	91
*Ahluwalia Contracts India, Ltd.	40	154
*AIA Engineering, Ltd.	187	4,703
Ajanta Pharma, Ltd.	2,615	64,961
Akzo Nobel India, Ltd.	43	1,302
*Alembic Pharmaceuticals, Ltd.	80	1,065
Alembic, Ltd.	100	149
Alkyl Amines Chemicals	42	4,804
Amara Raja Batteries, Ltd.	2,703	29,585
*Amber Enterprises India, Ltd.	24	1,004
Ambuja Cements, Ltd.	1,112	4,640
Amrutanjan Health Care, Ltd.	12	103
*APL Apollo Tubes, Ltd.	981	17,247

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
Apollo Hospitals Enterprise, Ltd.	2,628	113,443
*Apollo Tyres, Ltd.	46,135	134,751
*Arvind Fashions, Ltd.	52	92
*Asahi India Glass, Ltd.	140	555
*Ashok Leyland, Ltd.	55,616	84,619
*Ashoka Buildcon, Ltd.	152	169
Asian Paints, Ltd.	7,721	264,383
*Astec Lifesciences, Ltd.	4	62
*Aster DM Healthcare, Ltd.	440	850
*»Astral Poly Techni Inr1	516	11,001
Astral Poly Technik, Ltd.	2,112	45,026
AstraZeneca Pharma India, Ltd.	8	422
*Atul, Ltd.	1,169	127,655
*AU Small Finance Bank, Ltd.	2,342	31,754
Aurobindo Pharma, Ltd.	19,979	264,557
Automotive Axles, Ltd.	8	107
Avanti Feeds, Ltd.	10,290	67,625
*Avenue Supermarts, Ltd.	2,079	80,073
*Axis Bank, Ltd.	60,286	581,842
*Bajaj Auto, Ltd.	1,849	95,698
Bajaj Consumer Care, Ltd.	714	2,703
*Bajaj Electricals, Ltd.	32	497
*Bajaj Finance, Ltd.	2,498	183,858
*Bajaj Finserv, Ltd.	720	107,327
*Bajaj Holdings & Investment, Ltd.	568	26,234
Balaji Amines, Ltd.	103	3,602
Balkrishna Industries, Ltd.	871	20,812
Balmer Lawrie & Co., Ltd.	88	152
Balrampur Chini Mills, Ltd.	1,586	5,979
*Bank of Baroda	14,765	13,305
*Bank of Maharashtra	1,620	526
BASF India, Ltd.	65	1,956
Bata India, Ltd.	48	888
Bayer CropScience, Ltd.	692	49,951
BEML, Ltd.	66	1,040
Berger Paints India, Ltd.	4,763	45,269
*BF Utilities, Ltd.	24	92
*Bhansali Engineering Polymers, Ltd.	84	180
Bharat Dynamics, Ltd.	80	364
Bharat Electronics, Ltd.	31,755	56,481
*Bharat Forge, Ltd.	5,236	43,148
*Bharat Heavy Electricals, Ltd.	84,884	55,350
Bharat Petroleum Corp., Ltd.	22,358	127,316
Bharat Rasayan, Ltd.	4	660
Bharti Airtel, Ltd.	29,664	214,954
*Biocon, Ltd.	7,861	40,291
Birla Corp., Ltd.	132	1,636
Birlasoft, Ltd.	1,673	5,549
Bliss Gvs Pharma, Ltd.	56	77
*Blue Dart Express, Ltd.	33	2,336
*Blue Star, Ltd.	36	411
*Borosil Renewables, Ltd.	32	100
Bosch, Ltd.	280	51,065
*Brigade Enterprises, Ltd.	444	1,501
Britannia Industries, Ltd.	88	4,098
*Cadila Healthcare, Ltd.	320	2,467
*Camlin Fine Sciences, Ltd.	56	116
*Can Fin Homes, Ltd.	727	5,707

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
*Canara Bank	348	652
*Capacit’e Infraprojects, Ltd.	44	113
*Caplin Point Laboratories, Ltd.	32	213
Carborundum Universal, Ltd.	2,405	17,788
Care Ratings, Ltd.	16	108
Castrol India, Ltd.	34,326	58,274
CCL Products India, Ltd.	377	1,358
*CEAT, Ltd.	4,266	79,823
*Central Depository Services India, Ltd.	645	7,025
*Century Plyboards India, Ltd.	92	435
Century Textiles & Industries, Ltd.	161	1,047
*Cera Sanitaryware, Ltd.	8	415
CESC, Ltd.	4,534	37,213
Chambal Fertilizers and Chemicals, Ltd.	18,225	53,477
*Chennai Petroleum Corp., Ltd.	72	107
*Cholamandalam Financial Holdings, Ltd.	4,808	36,885
Cholamandalam Investment and Finance Co., Ltd.	7,460	57,582
*Cigniti Technologies, Ltd.	16	86
*Cipla, Ltd.	544	6,686
*City Union Bank, Ltd.	9,014	20,292
Coal India, Ltd.	34,000	61,071
Cochin Shipyard, Ltd.	56	276
*Coforge, Ltd.	40	1,549
Colgate-Palmolive India, Ltd.	96	1,921
Container Corp., Ltd.	9,522	75,832
Coromandel International, Ltd.	305	3,055
*CreditAccess Grameen, Ltd.	3,033	24,379
CRISIL, Ltd.	261	6,551
Crompton Greaves Consumer Electricals, Ltd.	29,723	154,448
Cummins India, Ltd.	92	1,040
*Cyient, Ltd.	521	5,184
Dabur India, Ltd.	12,578	91,364
*Dalmia Bharat, Ltd.	1,681	34,185
*DCB Bank, Ltd.	682	835
DCM Shriram, Ltd.	262	2,484
Deepak Fertilisers & Petrochemicals Corp., Ltd.	56	197
*Deepak Nitrite, Ltd.	10,352	260,727
*Delta Corp., Ltd.	532	1,079
*Dhani Services, Ltd.	7,295	17,387
*Dhanuka Agritech, Ltd.	20	208
Dilip Buildcon, Ltd.	469	3,459
*Dish TV India, Ltd.	916	114
*Dishman Carbogen Amcis, Ltd.	76	162
*Divi’s Laboratories, Ltd.	1,581	86,707
*Dixon Technologies India, Ltd.	20	1,135
DLF, Ltd.	20,672	69,016
Dr Lal PathLabs, Ltd.	1,839	72,810
Dr Reddy’s Laboratories, Ltd.	3,094	215,662
eClerx Services, Ltd.	24	404
Edelweiss Financial Services, Ltd.	1,368	1,079
*Eicher Motors, Ltd.	3,751	122,631
*EID Parry India, Ltd.	1,612	7,542
*EIH, Ltd.	232	272
Emami, Ltd.	152	1,009
*Endurance Technologies, Ltd.	56	977
Engineers India, Ltd.	1,761	1,730
EPL, Ltd.	1,026	3,112
Eris Lifesciences, Ltd.	161	1,308

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
ESAB India, Ltd.	8	192
Escorts, Ltd.	5,435	82,076
*Eveready Industries India, Ltd.	36	143
Exide Industries, Ltd.	400	961
*FDC, Ltd.	60	246
*Federal Bank, Ltd.	107,339	116,073
Fine Organic Industries, Ltd.	12	464
Finolex Cables, Ltd.	197	962
*Finolex Industries, Ltd.	4,500	9,189
Firstsource Solutions, Ltd.	3,394	5,169
Force Motors, Ltd.	8	120
*Fortis Healthcare, Ltd.	26,393	75,075
*Future Lifestyle Fashions, Ltd.	148	118
Gabriel India, Ltd.	100	143
GAIL India, Ltd.	51,147	94,736
Galaxy Surfactants, Ltd.	57	2,249
*Garware Technical Fibres, Ltd.	26	920
Gateway Distriparks, Ltd.	72	198
GE Power India, Ltd.	24	84
*GE T&D India, Ltd.	104	161
*General Insurance Corp. of India	156	431
*GHCL, Ltd.	72	229
Gillette India, Ltd.	8	593
GlaxoSmithKline Pharmaceuticals, Ltd.	40	788
Glenmark Pharmaceuticals, Ltd.	13,739	106,985
GMM Pfaudler, Ltd.	30	1,683
*GMR Infrastructure, Ltd.	1,028	319
*Godfrey Phillips India, Ltd.	24	279
Godrej Agrovet, Ltd.	28	189
*Godrej Consumer Products, Ltd.	14,141	132,060
*Godrej Industries, Ltd.	128	881
*Godrej Properties, Ltd.	74	1,367
Granules India, Ltd.	204	919
*Graphite India, Ltd.	741	7,327
Grasim Industries, Ltd.	10,895	206,177
Great Eastern Shipping Co., Ltd. (The)	2,683	11,406
*Greaves Cotton, Ltd.	108	212
Greenply Industries, Ltd.	80	217
Grindwell Norton, Ltd.	571	7,060
Gujarat Alkalies & Chemicals, Ltd.	40	223
*Gujarat Ambuja Exports, Ltd.	136	276
Gujarat Gas, Ltd.	818	5,863
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385	1,881
Gujarat Pipavav Port, Ltd.	6,129	7,629
Gujarat State Fertilizers & Chemicals, Ltd.	184	235
Gujarat State Petronet, Ltd.	20,438	74,402
Gulf Oil Lubricants India, Ltd.	16	153
Hatsun Agro Product, Ltd.	876	9,419
Havells India, Ltd.	6,262	83,715
HCL Technologies, Ltd.	31,849	386,522
HDFC Asset Management Co., Ltd.	1,362	51,050
*HDFC Bank, Ltd.	23,490	447,871
*HDFC Life Insurance Co., Ltd.	9,295	83,460
*HEG, Ltd.	63	1,959
HeidelbergCement India, Ltd.	352	1,127
Hero MotoCorp., Ltd.	5,441	207,081
Hester Biosciences, Ltd.	4	120
*HFCL, Ltd.	1,998	750

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
Hikal, Ltd.	80	286
HIL, Ltd.	4	195
Himadri Speciality Chemical, Ltd.	156	94
Himatsingka Seide, Ltd.	60	127
Hindalco Industries, Ltd.	37,341	183,699
Hinduja Global Solutions, Ltd.	16	371
Hindustan Aeronautics, Ltd.	3,249	41,987
Hindustan Petroleum Corp., Ltd.	6,986	22,131
Hindustan Unilever, Ltd.	13,994	444,678
Honeywell Automation India, Ltd.	51	29,685
Housing Development Finance Corp., Ltd.	31,598	1,032,371
*Huhtamaki India, Ltd.	40	148
I G Petrochemicals, Ltd.	16	101
*ICICI Bank, Ltd.	109,310	886,168
ICICI Lombard General Insurance Co., Ltd.	7,390	141,071
*ICICI Prudential Life Insurance Co., Ltd.	7,552	53,215
ICICI Securities, Ltd.	456	2,795
ICRA, Ltd.	4	181
*IDFC First Bank, Ltd.	220,466	162,807
*IDFC, Ltd.	16,412	11,743
*IFB Industries, Ltd.	12	159
IIFL Finance, Ltd.	2,912	10,502
IIFL Wealth Management, Ltd.	390	5,936
India Cements, Ltd. (The)	26,065	57,428
*Indiabulls Housing Finance, Ltd.	4,761	11,637
*Indiabulls Real Estate, Ltd.	1,098	1,146
*Indian Bank	148	220
Indian Energy Exchange, Ltd.	1,180	5,900
Indian Hotels Co., Ltd. (The)	15,887	23,914
Indian Oil Corp., Ltd.	14,881	18,252
*Indian Overseas Bank	1,932	409
Indo Count Industries, Ltd.	116	206
Indraprastha Gas, Ltd.	6,379	43,830
Indus Towers, Ltd.	14,047	47,884
*IndusInd Bank, Ltd.	8,645	109,118
*Infibeam Avenues, Ltd.	512	272
*Info Edge India, Ltd.	1,229	81,544
Infosys, Ltd.	84,227	1,540,016
*Ingersoll Rand India, Ltd.	12	121
*Inox Leisure, Ltd.	88	323
*Intellect Design Arena, Ltd.	92	846
*InterGlobe Aviation, Ltd.	2,556	56,708
IOL Chemicals and Pharmaceuticals, Ltd.	32	256
Ipca Laboratories, Ltd.	4,906	139,439
IRB Infrastructure Developers, Ltd.	204	288
IRCON International, Ltd.	76	92
ITC, Ltd.	170,339	465,904
*Jagran Prakashan, Ltd.	160	117
*Jaiprakash Power Ventures, Ltd.	3,336	142
*Jammu & Kashmir Bank, Ltd. (The)	376	121
Jamna Auto Industries, Ltd.	184	170
JB Chemicals & Pharmaceuticals, Ltd.	703	13,243
Jindal Poly Films, Ltd.	120	1,180
Jindal Saw, Ltd.	184	212
*Jindal Stainless Hisar, Ltd.	152	335
*Jindal Stainless, Ltd.	316	381
*Jindal Steel & Power, Ltd.	13,335	79,482
*JK Cement, Ltd.	32	1,212

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
*JK Lakshmi Cement, Ltd.	630	3,425
*JK Paper, Ltd.	128	242
JK Tyre & Industries, Ltd.	136	223
*JM Financial, Ltd.	5,646	6,124
*Johnson Controls-Hitachi Air Conditioning India, Ltd.	12	378
JSW Energy, Ltd.	2,588	3,829
JSW Steel, Ltd.	29,522	286,103
JTEKT India, Ltd.	88	99
*Jubilant Foodworks, Ltd.	2,004	78,234
*Jubilant Ingrevia, Ltd.	334	1,849
*Jubilant Pharmova, Ltd.	423	4,560
*Just Dial, Ltd.	345	4,088
*Jyothy Labs, Ltd.	713	1,408
Kajaria Ceramics, Ltd.	1,220	15,037
Kalpataru Power Transmission, Ltd.	52	259
Kansai Nerolac Paints, Ltd.	2,612	19,597
*Karnataka Bank, Ltd. (The)	164	136
*Karur Vysya Bank, Ltd. (The)	2,710	1,910
Kaveri Seed Co., Ltd.	44	359
*KEC International, Ltd.	2,435	13,195
KEI Industries, Ltd.	937	6,589
*Kennametal India, Ltd.	8	113
Kiri Industries, Ltd.	20	120
Kirloskar Oil Engines, Ltd.	80	189
*KNR Constructions, Ltd.	998	2,695
*Kotak Mahindra Bank, Ltd.	15,094	356,359
*KPIT Technologies, Ltd.	470	1,252
KPR Mill, Ltd.	69	1,283
*KRBL, Ltd.	92	229
KSB, Ltd.	20	239
*L&T Finance Holdings, Ltd.	929	1,092
L&T Technology Services, Ltd.	104	3,831
*LA Opala RG, Ltd.	40	118
Lakshmi Machine Works, Ltd.	4	338
Larsen & Toubro Infotech, Ltd.	1,520	79,830
Larsen & Toubro, Ltd.	14,543	263,177
Laurus Labs, Ltd.	332	2,029
*Lemon Tree Hotels, Ltd.	368	176
LIC Housing Finance, Ltd.	23,750	130,080
*Linde India, Ltd.	32	793
LT Foods, Ltd.	200	196
Lupin, Ltd.	5,294	76,438
LUX Industries, Ltd.	12	309
*Magma Fincorp, Ltd.	140	223
Mahanagar Gas, Ltd.	2,835	43,071
Maharashtra Seamless, Ltd.	36	141
*Mahindra & Mahindra Financial Services, Ltd.	1,014	2,216
Mahindra & Mahindra, Ltd.	19,734	200,490
*Mahindra CIE Automotive, Ltd.	346	797
*Mahindra Holidays & Resorts India, Ltd.	56	159
*Mahindra Lifespace Developers, Ltd.	28	189
*Mahindra Logistics, Ltd.	24	173
*Maithan Alloys, Ltd.	12	128
Manappuram Finance, Ltd.	16,246	32,690
*Mangalore Refinery & Petrochemicals, Ltd.	232	135
Marico, Ltd.	25,902	143,878
Marksans Pharma, Ltd.	352	340
Maruti Suzuki India, Ltd.	2,291	199,668

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
*MAS Financial Services, Ltd.	20	215
*Mayur Uniquoters, Ltd.	28	165
*Meghmani Organics, Ltd.	164	313
Metropolis Healthcare, Ltd.	590	19,077
Minda Industries, Ltd.	104	737
Mindtree, Ltd.	89	2,531
Mishra Dhatu Nigam, Ltd.	76	189
*Morepen Laboratories, Ltd.	244	215
*Motherson Sumi Systems, Ltd.	3,214	9,316
Motilal Oswal Financial Services, Ltd.	276	2,376
Mphasis, Ltd.	7,281	173,472
Multi Commodity Exchange of India, Ltd.	110	2,192
Muthoot Finance, Ltd.	3,445	53,829
*Narayana Hrudayalaya, Ltd.	92	505
Natco Pharma, Ltd.	699	8,459
National Aluminium Co., Ltd.	14,879	12,986
Navin Fluorine International, Ltd.	913	42,255
*Navneet Education, Ltd.	108	109
NBCC India, Ltd.	2,240	1,228
NCC, Ltd.	1,172	1,181
*NESCo., Ltd.	28	188
Nestle India, Ltd.	875	192,657
NHPC, Ltd.	2,876	942
Nilkamal, Ltd.	8	207
NLC India, Ltd.	312	200
NMDC, Ltd.	896	1,884
*NOCIL, Ltd.	88	219
NTPC, Ltd.	61,087	84,490
NXTDigital, Ltd.	16	98
*Oberoi Realty, Ltd.	88	650
Oil & Natural Gas Corp., Ltd.	98,729	144,150
Oil India, Ltd.	926	1,526
*Oracle Financial Services Software, Ltd.	36	1,691
Orient Cement, Ltd.	128	182
Orient Electric, Ltd.	2,236	8,141
Orient Refractories, Ltd.	56	239
Page Industries, Ltd.	8	3,203
Paisalo Digital, Ltd.	24	196
Persistent Systems, Ltd.	5,751	158,254
Petronet LNG, Ltd.	21,486	69,602
Phillips Carbon Black, Ltd.	100	280
*Phoenix Mills, Ltd. (The)	6,392	61,864
PI Industries, Ltd.	993	33,671
*Pidilite Industries, Ltd.	3,964	97,173
Piramal Enterprises, Ltd.	1,387	31,462
*PNB Housing Finance, Ltd.	441	2,217
PNC Infratech, Ltd.	1,057	3,388
*Poly Medicure, Ltd.	516	6,916
Polyplex Corp., Ltd.	20	259
Power Finance Corp., Ltd.	2,201	3,221
Power Grid Corp. of India, Ltd.	46,957	139,497
*Praj Industries, Ltd.	96	304
Prataap Snacks, Ltd.	12	88
*Prestige Estates Projects, Ltd.	9,913	36,381
*Prism Johnson, Ltd.	292	513
Procter & Gamble Health, Ltd.	112	9,637
Procter & Gamble Hygiene & Health Care, Ltd.	12	2,195
PTC India Financial Services, Ltd.	332	76

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
PTC India, Ltd.	172	189
*Punjab National Bank	16,208	7,626
*PVR, Ltd.	523	8,024
*Quess Corp., Ltd.	5,231	44,371
Radico Khaitan, Ltd.	1,734	13,281
Rain Industries, Ltd.	4,099	9,919
Rajesh Exports, Ltd.	4,678	32,935
*Rallis India, Ltd.	532	2,017
Ramco Cements, Ltd. (The)	80	1,064
*Ramkrishna Forgings, Ltd.	16	126
Rashtriya Chemicals & Fertilizers, Ltd.	196	194
*Ratnamani Metals & Tubes, Ltd.	362	9,452
*Raymond, Ltd.	36	156
*RBL Bank, Ltd.	54,669	137,092
REC, Ltd.	1,276	2,207
*Redington India, Ltd.	11,710	28,211
*Relaxo Footwears, Ltd.	72	850
Reliance Industries, Ltd.	59,553	1,603,543
*Religare Enterprises, Ltd.	136	157
Sanofi India, Ltd.	8	815
Saregama India, Ltd.	8	198
SBI Life Insurance Co., Ltd.	9,756	122,318
Schaeffler India, Ltd.	43	3,038
*Sequent Scientific, Ltd.	76	299
SH Kelkar & Co., Ltd.	80	149
Sharda Cropchem, Ltd.	44	178
*Sheela Foam, Ltd.	314	8,634
*Shilpa Medicare, Ltd.	44	254
Shipping Corp. of India, Ltd.	176	248
*Shoppers Stop, Ltd.	44	119
*Shree Cement, Ltd.	216	81,389
Shriram City Union Finance, Ltd.	431	8,179
Shriram Transport Finance Co., Ltd.	6,583	119,538
Siemens, Ltd.	1,102	27,991
*SIS, Ltd.	48	234
SKF India, Ltd.	101	3,050
Sobha, Ltd.	178	1,168
Solar Industries India, Ltd.	58	957
*Solara Active Pharma Sciences, Ltd.	20	411
Somany Ceramics, Ltd.	24	137
Sonata Software, Ltd.	601	4,648
*South Indian Bank, Ltd. (The)	976	105
SRF, Ltd.	20	1,736
*State Bank of India	33,507	159,907
Steel Authority of India, Ltd.	1,096	1,768
*Sterlite Technologies, Ltd.	4,049	12,597
Strides Pharma Science, Ltd.	7,859	91,749
Subex, Ltd.	316	225
Subros, Ltd.	32	130
*Sudarshan Chemical Industries	24	213
Sun Pharmaceutical Industries, Ltd.	22,229	196,399
Sun TV Network, Ltd.	204	1,496
Sundaram Finance, Ltd.	36	1,206
Sundaram-Clayton, Ltd.	23	971
Sundram Fasteners, Ltd.	5,568	52,514
Sunteck Realty, Ltd.	80	288
Suprajit Engineering, Ltd.	76	267
Supreme Industries, Ltd.	3,160	87,436

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
Supreme Petrochem, Ltd.	52	511
Surya Roshni, Ltd.	28	157
*Suvidhaa Infoserve Pvt, Ltd.	33	15
*Swaraj Engines, Ltd.	4	79
Symphony, Ltd.	24	381
*Syngene International, Ltd.	116	867
Tanla Platforms, Ltd.	1,521	18,147
*Tata Chemicals, Ltd.	271	2,899
Tata Communications, Ltd.	333	4,946
Tata Consultancy Services, Ltd.	19,424	796,037
Tata Consumer Products, Ltd.	13,480	121,838
*Tata Elxsi, Ltd.	24	1,128
*Tata Motors, Ltd.	63,130	250,440
Tata Power Co., Ltd. (The)	78,417	104,648
*Tata Steel BSL, Ltd.	352	343
*Tata Steel Long Products, Ltd.	16	193
Tata Steel, Ltd.	22,943	320,268
TCI Express, Ltd.	20	240
*TCNS Clothing Co., Ltd.	32	209
Tech Mahindra, Ltd.	13,195	171,082
Techno Electric & Engineering Co., Ltd.	60	238
*Thermax, Ltd.	52	1,038
Thyrocare Technologies, Ltd.	20	277
Tide Water Oil Co. India, Ltd.	4	242
Timken India, Ltd.	910	17,250
Titan Co., Ltd.	8,361	168,371
Torrent Pharmaceuticals, Ltd.	1,368	46,342
Torrent Power, Ltd.	168	899
Transport Corp. of India, Ltd.	36	129
*Trident, Ltd.	1,396	260
*Triveni Engineering & Industries, Ltd.	136	225
*Triveni Turbine, Ltd.	168	229
TTK Prestige, Ltd.	4	400
Tube Investments of India, Ltd.	2,241	37,355
TV Today Network, Ltd.	40	154
*TV18 Broadcast, Ltd.	704	323
*TVS Srichakra, Ltd.	4	97
*UCO Bank	1,000	149
Uflex, Ltd.	44	241
Ujjivan Financial Services, Ltd.	48	131
UltraTech Cement, Ltd.	3,174	269,052
United Breweries, Ltd.	129	2,111
*United Spirits, Ltd.	2,719	19,071
UPL, Ltd.	25,004	204,866
*VA Tech Wabag, Ltd.	32	107
Vaibhav Global, Ltd.	1,259	70,874
Vakrangee, Ltd.	3,386	2,329
*Vardhman Textiles, Ltd.	48	759
*Varroc Engineering, Ltd.	40	200
Varun Beverages, Ltd.	147	1,886
*Venky’s India, Ltd.	4	84
Vesuvius India, Ltd.	12	171
*V-Guard Industries, Ltd.	762	2,295
Vinati Organics, Ltd.	493	11,299
*VIP Industries, Ltd.	52	243
*V-Mart Retail, Ltd.	172	6,159
*Vodafone Idea, Ltd.	371,656	41,896
Voltamp Transformers, Ltd.	4	58

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDIA, continued
*VRL Logistics, Ltd.	64	187
*VST Industries, Ltd.	32	1,395
*VST Tillers Tractors, Ltd.	4	98
Welspun Corp., Ltd.	660	1,273
Welspun Enterprises, Ltd.	104	144
*Welspun India, Ltd.	4,018	4,312
*Westlife Development, Ltd.	56	331
Whirlpool of India, Ltd.	36	1,080
Wipro, Ltd.	47,694	317,273
*Wockhardt, Ltd.	52	361
Zee Entertainment Enterprises, Ltd.	32,883	82,393
Zensar Technologies, Ltd.	354	1,263
*Zydus Wellness, Ltd.	1,330	37,669

TOTAL India		22,659,641

INDONESIA (1.4%)
Ace Hardware Indonesia TBK PT	514,300	52,694
*Acset Indonusa TBK PT	8,100	151
Adaro Energy TBK PT	491,300	42,345
Adhi Karya Persero TBK PT	2,500	200
*AKR Corp.orindo TBK PT	2,700	611
*Alam Sutera Realty TBK PT	18,800	258
Aneka Tambang TBK	10,800	1,862
Arwana Citramulia TBK PT	7,900	405
Astra Agro Lestari TBK PT	700	452
Astra International TBK PT	501,400	190,910
Astra Otoparts TBK PT	1,100	89
Bank BTPN Syariah TBK PT	2,700	611
*Bank Bukopin TBK	2,703,100	88,326
Bank Central Asia TBK PT	179,100	397,070
*Bank China Construction Bank Indonesia TBK PT	47,100	463
*Bank Ina Perdana PT	4,300	664
Bank Mandiri Persero TBK PT	328,900	140,599
Bank Maybank Indonesia TBK PT	24,100	657
Bank Negara Indonesia Persero TBK PT	179,500	70,831
*Bank Pan Indonesia TBK PT	5,500	343
Bank Pembangunan Daerah Jawa Barat Dan Banten TBK PT	4,000	385
*Bank Pembangunan Daerah Jawa Timur TBK PT	4,900	277
Bank Rakyat Indonesia Persero TBK PT	981,400	275,159
*Bank Tabungan Negara Persero TBK PT	53,900	5,933
*Barito Pacific TBK PT	289,600	20,049
*Bekasi Fajar Industrial Estate TBK PT	8,000	84
BFI Finance Indonesia TBK PT	31,700	1,481
*Bintang Oto Global TBK PT	1,900	174
BISI International TBK PT	2,200	176
*Blue Bird TBK PT	1,000	95
Bukit Asam TBK PT	230,300	37,786
*Bumi Serpong Damai TBK PT	90,500	7,361
*Capital Financial Indonesia TBK PT	24,800	649
Charoen Pokphand Indonesia TBK PT	11,600	5,661
Cikarang Listrindo TBK PT	3,300	161
Ciputra Development TBK PT	657,200	51,866
*Citra Marga Nusaphala Persada TBK PT	1,700	233
*Delta Dunia Makmur TBK PT	9,900	252
Dharma Satya Nusantara TBK PT	4,000	176
*Eagle High Plantations TBK PT	11,800	94
*Elang Mahkota Teknologi TBK PT	6,000	930

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDONESIA, continued
Elnusa TBK PT	6,500	160
*Erajaya Swasembada TBK PT	12,000	507
*Gajah Tunggal TBK PT	2,000	125
*Gudang Garam TBK PT	13,700	34,238
Indah Kiat Pulp & Paper Corp. TBK PT	87,300	54,997
Indika Energy TBK PT	3,200	315
Indo Tambangraya Megah TBK PT	121,600	99,965
Indocement Tunggal Prakarsa TBK PT	56,900	50,617
Indofood CBP Sukses Makmur TBK PT	69,500	41,859
Indofood Sukses Makmur TBK PT	136,000	61,433
Indomobil Sukses Internasional TBK PT	2,500	195
*Indo-Rama Synthetics TBK PT	400	105
*Indosat TBK PT	1,800	819
Industri Jamu Dan Farmasi Sido Muncul TBK PT	32,100	1,767
*Integra Indocabinet TBK PT	2,800	155
*Intiland Development TBK PT	9,300	118
Japfa Comfeed Indonesia TBK PT	8,400	1,227
Jasa Marga Persero TBK PT	2,900	833
Jaya Real Property TBK PT	4,900	190
Kalbe Farma TBK PT	856,800	85,413
*Kapuas Prima Coal TBK PT	12,400	125
*Kawasan Industri Jababeka TBK PT	24,700	304
*Krakatau Steel Persero TBK PT	5,800	253
Link Net TBK PT	1,800	499
*Lippo Karawaci TBK PT	350,700	5,196
*Matahari Department Store TBK PT	5,700	710
Mayora Indah TBK PT	5,400	920
*Medco Energi Internasional TBK PT	15,700	728
*Media Nusantara Citra TBK PT	451,400	30,625
*Merdeka Copper Gold TBK PT	551,700	100,066
Metrodata Electronics TBK PT	1,500	171
*Mitra Adiperkasa TBK PT	268,300	14,859
Mitra Keluarga Karyasehat TBK PT	5,800	1,052
*MNC Land TBK PT	374,900	2,855
*Nippon Indosari Corpindo TBK PT	1,500	147
Pabrik Kertas Tjiwi Kimia TBK PT	1,600	1,105
*Pacific Strategic Financial TBK PT	6,400	326
*Pakuwon Jati TBK PT	21,900	803
*Pan Brothers TBK PT	4,900	58
*Panin Financial TBK PT	19,100	255
*Paninvest TBK PT	2,000	109
Perusahaan Gas Negara TBK PT	20,700	1,755
Perusahaan Perkebunan London Sumatra Indonesia TBK PT	14,700	1,328
*Pollux Properti Indonesia TBK PT	1,500	272
PP Persero TBK PT	4,600	389
Puradelta Lestari TBK PT	12,100	203
Ramayana Lestari Sentosa TBK PT	3,800	204
*Salim Ivomas Pratama TBK PT	5,000	199
Samindo Resources TBK PT	1,100	105
*Sampoerna Agro TBK PT	1,100	144
Sarana Menara Nusantara TBK PT	602,400	47,542
*Sariguna Primatirta TBK PT	3,100	99
*Sawit Sumbermas Sarana TBK PT	4,300	277
Selamat Sempurna TBK PT	5,300	483
Semen Baturaja Persero TBK PT	1,600	90
Semen Indonesia Persero TBK PT	86,300	62,283
*Siloam International Hospitals TBK PT	400	230
Sri Rejeki Isman TBK PT	16,700	184

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
INDONESIA, continued
Sumber Alfaria Trijaya TBK PT	21,600	1,420
*Summarecon Agung TBK PT	24,600	1,652
*Surya Citra Media TBK PT	227,800	24,838
*Surya Esa Perkasa TBK PT	6,600	175
Surya Semesta Internusa TBK PT	7,000	218
Telkom Indonesia Persero TBK PT	869,400	192,598
Tempo Scan Pacific TBK PT	1,300	133
*Timah TBK PT	3,400	407
Tower Bersama Infrastructure TBK PT	1,020,900	197,183
Transcoal Pacific TBK PT	1,700	850
Tunas Baru Lampung TBK PT	4,900	300
Ultrajaya Milk Industry & Trading Co. TBK PT	7,700	858
Unilever Indonesia TBK PT	336,000	139,564
United Tractors TBK PT	65,700	96,310
*Vale Indonesia TBK PT	3,100	989
Waskita Beton Precast TBK PT	15,100	211
Waskita Karya Persero TBK PT	7,100	546
*Wijaya Karya Beton TBK PT	4,500	93
Wijaya Karya Persero TBK PT	685,700	68,356
XL Axiata TBK PT	652,500	94,408

TOTAL Indonesia		2,931,623

KOREA, REPUBLIC OF (14.8%)
*3S Korea Co., Ltd.	44	112
ABOV Semiconductor Co., Ltd.	20	304
*Advanced Digital Chips, Inc.	48	66
Advanced Nano Products Co., Ltd.	8	216
Advanced Process Systems Corp.	61	1,552
Aekyung Industrial Co., Ltd.	12	282
Aekyung Petrochemical Co., Ltd.	16	206
*AeroSpace Technology of Korea, Inc.	32	174
AfreecaTV Co., Ltd.	255	20,471
*Agabang&Company	44	205
Ahn-Gook Pharmaceutical Co., Ltd.	8	93
Ahnlab, Inc.	53	3,140
AJ Networks Co., Ltd.	32	160
*Ajin Industrial Co., Ltd.	64	203
AK Holdings, Inc.	8	224
*Alpha Holdings, Inc.	24	97
*Alteogen, Inc.	148	10,737
*ALUKO Co., Ltd.	60	264
*Amicogen, Inc.	46	1,414
*Aminologics Co., Ltd.	48	118
Amorepacific Corp.	792	192,598
AMOREPACIFIC Group	1,229	81,208
*Amotech Co., Ltd.	213	5,831
*Anam Electronics Co., Ltd.	64	158
*Ananti, Inc.	333	2,386
*Anterogen Co., Ltd.	4	191
*Apact Co., Ltd.	20	122
*APS Holdings Corp.	20	217
Asia Cement Co., Ltd.	4	433
Asia Paper Manufacturing Co., Ltd.	8	401
Atec Co., Ltd.	8	258
Austem Co., Ltd.	36	120
Autech Corp.	16	193
Avaco Co., Ltd.	16	185

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Bcworld Pharm Co., Ltd.	8	127
BGF retail Co., Ltd.	159	21,870
BH Co., Ltd.	166	2,686
*Binex Co., Ltd.	234	6,090
Binggrae Co., Ltd.	658	36,676
BioSmart Co., Ltd.	20	124
*Biotoxtech Co., Ltd.	8	78
BIT Computer Co., Ltd.	12	101
BNK Financial Group, Inc.	19,140	131,976
Boditech Med, Inc.	1,118	24,624
*Bohae Brewery Co., Ltd.	136	139
BoKwang Industry Co., Ltd.	16	103
Bolak Co., Ltd.	28	57
Bookook Securities Co., Ltd.	4	91
Boryung Pharmaceutical Co., Ltd.	47	1,128
*Bosung Power Technology Co., Ltd.	56	151
Bubang Co., Ltd.	48	146
Bukwang Pharmaceutical Co., Ltd.	26	506
Busan City Gas Co., Ltd.	4	227
BusinessOn Communication Co., Ltd.	4	79
*BYON Co., Ltd.	68	83
Byucksan Corp.	52	205
*Cafe24 Corp.	82	2,411
*CammSys Corp.	64	144
Camus Engineering & Construction, Inc.	40	95
*Capro Corp.	48	220
Cell Biotech Co., Ltd.	8	136
*Celltrion Healthcare Co., Ltd.	1,412	142,425
*Celltrion Pharm, Inc.	47	5,620
*Celltrion, Inc.	1,730	413,701
*Chabiotech Co., Ltd.	2,426	41,220
Changhae Ethanol Co., Ltd.	12	145
*Cheil Bio Co., Ltd.	24	73
Cheil Worldwide, Inc.	2,293	45,248
*Chemon, Inc.	32	123
Chemtronics Co., Ltd.	20	479
*Chemtros Co., Ltd.	16	91
*ChinHung International, Inc.	44	99
Chips&Media, Inc.	4	58
*Choa Pharmaceutical Co.	24	92
Chong Kun Dang Pharmaceutical Corp.	356	44,486
Chongkundang Holdings Corp.	28	2,719
Choong Ang Vaccine Laboratory	8	130
Chunbo Co., Ltd.	4	652
Chungdahm Learning, Inc.	8	192
*CITYLABS Co., Ltd.	44	29
*CJ CGV Co., Ltd.	32	751
CJ CheilJedang Corp.	288	102,399
CJ Corp.	664	57,007
CJ ENM Co., Ltd.	24	3,107
CJ Freshway Corp.	12	258
*CJ Logistics Corp.	16	2,467
*CJ Seafood Corp.	24	95
CKD Bio Corp.	4	267
Classys, Inc.	8	106
Clean & Science Co., Ltd.	8	180
CLIO Cosmetics Co., Ltd.	8	165
*CMG Pharmaceutical Co., Ltd.	342	1,339

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
*CoAsia Corp.	20	203
*Coreana Cosmetics Co., Ltd.	32	135
*Corentec Co., Ltd.	12	197
*CORESTEM, Inc.	12	188
*COSMAX NBT, Inc.	12	108
*Cosmax, Inc.	590	64,445
*Cosmecca Korea Co., Ltd.	8	115
*CosmoAM&T Co., Ltd.	122	2,906
*Cosmochemical Co., Ltd.	20	217
Coway Co., Ltd.	1,382	83,118
Coweaver Co., Ltd.	12	99
COWELL FASHION Co., Ltd.	40	238
*Creative & Innovative System	84	967
*CrystalGenomics, Inc.	237	1,758
CS Wind Corp.	18	1,246
*CTC BIO, Inc.	20	127
Cuckoo Holdings Co., Ltd.	4	505
Cuckoo Homesys Co., Ltd.	12	455
*Curexo, Inc.	24	237
*Curo Co., Ltd.	200	109
Cymechs, Inc.	8	176
*D&C Media Co., Ltd.	8	314
D.I Corp.	32	226
*DA Technology Co., Ltd.	20	106
Dae Dong Industrial Co., Ltd.	24	231
Dae Hwa Pharmaceutical Co., Ltd.	12	131
Dae Won Kang Up Co., Ltd.	68	259
*Dae Young Packaging Co., Ltd.	92	232
Dae Yu Co., Ltd.	8	101
Daea TI Co., Ltd.	64	317
Daebongls Co., Ltd.	12	115
Daechang Co., Ltd.	76	169
Daeduck Co., Ltd.	36	233
*Daehan New Pharm Co., Ltd.	16	168
Daejoo Co., Ltd.	32	72
Daejoo Electronic Materials Co., Ltd.	62	2,815
Daejung Chemicals & Metals Co., Ltd.	4	108
*DAEMYUNG SONOSEASON Co., Ltd.	100	124
Daesang Corp.	1,399	32,511
Daesang Holdings Co., Ltd.	28	282
*Daesung Fine Tech Co., Ltd.	36	91
Daesung Holdings Co., Ltd.	8	235
*Daewon Media Co., Ltd.	16	498
Daewon Pharmaceutical Co., Ltd.	21	318
*Daewoo Electronic Components Co., Ltd.	24	54
*Daewoo Engineering & Construction Co., Ltd.	332	2,206
Daewoong Co., Ltd.	1,381	45,067
Daewoong Pharmaceutical Co., Ltd.	4	480
Daihan Pharmaceutical Co., Ltd.	8	296
*Daishin Information & Communication	36	62
Daishin Securities Co., Ltd.	52	907
*Daiyang Metal Co., Ltd.	24	95
*Danal Co., Ltd.	282	1,967
Danawa Co., Ltd.	12	329
*Dasan Networks, Inc.	10,889	94,172
Dawonsys Co., Ltd.	2,183	37,975
*Dayou Plus Co., Ltd.	160	168
DB Financial Investment Co., Ltd.	48	306

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
DB HiTek Co., Ltd.	1,388	69,004
DB Insurance Co., Ltd.	2,437	107,242
*DB, Inc.	192	161
Dentium Co., Ltd.	60	3,215
Deutsch Motors, Inc.	40	279
*Dexter Studios Co., Ltd.	20	125
DGB Financial Group, Inc.	276	2,198
DHP Korea Co., Ltd.	16	118
DI Dong Il Corp.	4	654
Digital Daesung Co., Ltd.	20	143
*»Digital Optics Co., Ltd.	100	45
Digital Power Communications Co., Ltd.	222	2,794
*DIO Corp.	942	34,594
*DL E&C Co., Ltd.	328	39,218
DL Holdings Co., Ltd.	592	50,347
DMS Co., Ltd.	32	247
DNF Co., Ltd.	12	260
Dohwa Engineering Co., Ltd.	24	199
Dong-A Hwasung Co., Ltd.	12	128
Dong-A ST Co., Ltd.	85	6,404
Dong-Ah Geological Engineering Co., Ltd.	20	328
*Dongbang Transport Logistics Co., Ltd.	76	465
Dongjin Semichem Co., Ltd.	156	4,327
Dongkoo Bio & Pharma Co., Ltd.	24	211
DongKook Pharmaceutical Co., Ltd.	2,240	57,090
Dongkuk Industries Co., Ltd.	60	224
Dongkuk Steel Mill Co., Ltd.	108	2,325
Dongkuk Structures & Construction Co., Ltd.	32	174
Dongsuh Cos, Inc.	595	16,823
DONGSUNG Corp.	40	228
Dongsung Finetec Co., Ltd.	24	288
*Dongsung Pharmaceutical Co., Ltd.	16	168
Dongwha Enterprise Co., Ltd.	8	520
Dongwha Pharm Co., Ltd.	1,165	16,077
Dongwon F&B Co., Ltd.	4	732
Dongwon Industries Co., Ltd.	4	971
Dongwon Systems Corp.	8	312
*Dongyang Steel Pipe Co., Ltd.	148	233
Doosan Bobcat, Inc.	88	3,611
Doosan Co., Ltd.	12	682
*Doosan Heavy Industries & Construction Co., Ltd.	3,860	48,408
*Doosan Infracore Co., Ltd.	18,873	183,241
DoubleUGames Co., Ltd.	865	49,535
Douzone Bizon Co., Ltd.	391	29,632
Dreamtech Co., Ltd.	28	247
*Dreamus Co.	20	103
*DSK Co., Ltd.	24	140
DTR Automotive Corp.	8	232
*Duk San Neolux Co., Ltd.	16	621
DY Corp.	28	143
DY POWER Corp.	12	211
DYPNF Co., Ltd.	8	201
E1 Corp.	4	166
Eagle Veterinary Technology Co., Ltd.	8	57
Eagon Industrial, Ltd.	8	102
Easy Holdings Co., Ltd.	60	267
EBEST Investment & Securities Co., Ltd.	32	243
Echo Marketing, Inc.	20	423

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
*EcoBio Holdings Co., Ltd.	12	90
Ecopro BM Co., Ltd.	220	35,798
»Ecopro Co., Ltd.	986	66,304
e-Credible Co., Ltd.	8	153
Eehwa Construction Co., Ltd.	12	74
Elentec Co., Ltd.	28	194
E-MART, Inc.	576	86,994
*EMKOREA Co., Ltd.	40	182
*EM-Tech Co., Ltd.	20	364
ENF Technology Co., Ltd.	1,239	43,608
*Enplus Co., Ltd.	32	107
Eo Technics Co., Ltd.	8	845
Estechpharma Co., Ltd.	12	125
*Eubiologics Co., Ltd.	1,055	28,785
Eugene Investment & Securities Co., Ltd.	9,449	39,543
Eugene Technology Co., Ltd.	20	863
Eusu Holdings Co., Ltd.	20	151
*Ewon Comfortech Co., Ltd.	8	60
*E-World	60	190
*Exax, Inc.	64	88
*Exem Co., Ltd.	28	124
Ezwel Co., Ltd.	28	249
»F&F Co., Ltd.	568	91,914
*Feelux Co., Ltd.	2,702	9,231
Fila Holdings Corp.	1,369	56,121
Fine Semitech Corp.	156	3,983
*Fine Technix Co., Ltd.	36	207
*FINETEK Co., Ltd.	64	84
Foosung Co., Ltd.	64	593
*Futurestream Networks Co., Ltd.	60	72
Gabia, Inc.	16	214
*Gamevil, Inc.	8	305
*Gemvaxlink Co., Ltd.	88	126
*Genexine, Inc.	12	1,100
*Genie Music Corp.	40	219
*GenoFocus, Inc.	8	67
Genoray Co., Ltd.	20	188
Global Standard Technology Co., Ltd.	12	280
GMB Korea Corp.	12	80
GnCenergy Co., Ltd.	16	83
*GNCO Co., Ltd.	100	82
GOLFZON Co., Ltd.	4	338
Golfzon Newdin Holdings Co., Ltd.	32	213
*»Good People Co., Ltd.	80	76
*Grand Korea Leisure Co., Ltd.	40	590
Green Cross Cell Corp.	4	151
Green Cross Corp.	134	40,778
Green Cross Holdings Corp.	969	31,883
Green Cross LabCell Corp.	4	374
*Green Cross Medical Science Corp.	8	81
GS Engineering & Construction Corp.	560	22,227
*GS Global Corp.	72	184
GS Holdings Corp.	1,669	64,593
GS Retail Co., Ltd.	938	30,189
HAESUNG DS Co., Ltd.	51	1,598
Haimarrow Food Service Co., Ltd.	56	180
Haitai Confectionery & Foods Co., Ltd.	16	139
Halla Corp.	48	257

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Halla Holdings Corp.	2,361	86,387
Han Kuk Carbon Co., Ltd.	2,835	32,750
Hana Financial Group, Inc.	10,090	414,086
*Hana Micron, Inc.	36	469
Hana Pharm Co., Ltd.	9	183
*Hana Tour Service, Inc.	12	711
*Hanall Biopharma Co., Ltd.	3,255	67,303
HanChang Paper Co., Ltd.	52	111
*Hancom, Inc.	111	1,831
Handok, Inc.	12	313
Handsome Co., Ltd.	20	781
Hanil Holdings Co., Ltd.	20	245
Hanil Hyundai Cement Co., Ltd.	4	148
*Hanjin Heavy Industries & Construction Co., Ltd.	126	985
Hanjin Kal Corp.	8	399
Hanjin Transportation Co., Ltd.	180	6,376
Hankook Tire & Technology Co., Ltd.	5,313	229,744
Hanmi Pharm Co., Ltd.	8	2,431
Hanmi Science Co., Ltd.	16	995
Hanmi Semiconductor Co., Ltd.	36	1,115
HanmiGlobal Co., Ltd.	12	128
Hanon Systems	5,793	84,368
*Hans Biomed Corp.	12	153
Hansae Co., Ltd.	24	526
Hansae Yes24 Holdings Co., Ltd.	16	127
Hanshin Construction	16	385
Hansol Chemical Co., Ltd.	674	149,966
Hansol Holdings Co., Ltd.	36	146
*Hansol HomeDeco Co., Ltd.	84	154
Hansol Paper Co., Ltd.	3,840	53,854
*Hansol Technics Co., Ltd.	1,680	15,043
Hanssem Co., Ltd.	492	49,538
Hanwha Aerospace Co., Ltd.	64	2,221
Hanwha Corp.	72	1,994
*Hanwha General Insurance Co., Ltd.	7,144	30,667
*Hanwha Investment & Securities Co., Ltd.	952	4,476
Hanwha Life Insurance Co., Ltd.	5,997	18,843
*Hanwha Solutions Corp.	3,376	139,762
Hanyang Eng Co., Ltd.	16	261
Hanyang Securities Co., Ltd.	12	154
*Harim Co., Ltd.	68	195
Harim Holdings Co., Ltd.	13,119	111,217
HB Technology Co., Ltd.	96	288
HDC Hyundai Development Co-Engineering & Construction	3,578	90,065
HDC Hyundai Engineering Plastics Co., Ltd.	16	85
*Heungkuk Fire & Marine Insurance Co., Ltd.	120	482
*HFR, Inc.	8	148
HIMS Co., Ltd.	8	95
Hite Jinro Co., Ltd.	854	26,756
Hitejinro Holdings Co., Ltd.	12	172
*HJ Magnolia Yongpyong Hotel & Resort Corp.	44	197
*HLB Life Science Co., Ltd.	56	549
*HLB POWER Co., Ltd.	92	140
*HLB, Inc.	1,332	39,636
HLscience Co., Ltd.	4	156
*HMM Co., Ltd.	1,910	67,310
*Home Center Holdings Co., Ltd.	92	88
*Homecast Co., Ltd.	44	119

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Hotel Shilla Co., Ltd.	954	74,186
HS Industries Co., Ltd.	289	2,107
HS R&A Co., Ltd.	60	114
*HSD Engine Co., Ltd.	24	215
Huchems Fine Chemical Corp.	24	469
*Hugel, Inc.	4	663
*Humax Co., Ltd.	28	114
Humedix Co., Ltd.	8	279
Huons Co., Ltd.	30	2,039
Huons Global Co., Ltd.	12	799
Huvis Corp.	20	190
Huvitz Co., Ltd.	16	129
*Hwail Pharm Co., Ltd.	36	147
Hwaseung Enterprise Co., Ltd.	32	531
*Hwaseung R&A Co., Ltd.	23	132
*Hyosung Advanced Materials Corp.	4	1,377
*Hyosung Chemical Corp.	4	1,456
Hyosung Corp.	83	7,417
*Hyosung Heavy Industries Corp.	56	3,529
Hyosung TNC Co., Ltd.	4	2,600
HyosungITX Co., Ltd.	4	71
Hyundai Bioland Co., Ltd.	1,296	26,331
*Hyundai Bioscience Co., Ltd.	30	1,121
Hyundai BNG Steel Co., Ltd.	12	283
*Hyundai Construction Equipment Co., Ltd.	1,071	53,629
Hyundai Corp.	12	232
Hyundai Department Store Co., Ltd.	1,037	86,514
*Hyundai Electric & Energy System Co., Ltd.	194	3,846
Hyundai Elevator Co., Ltd.	432	17,593
Hyundai Engineering & Construction Co., Ltd.	148	6,706
Hyundai Glovis Co., Ltd.	893	154,139
Hyundai Greenfood Co., Ltd.	72	630
Hyundai Heavy Industries Holdings Co., Ltd.	80	5,063
Hyundai Home Shopping Network Corp.	12	850
Hyundai Livart Furniture Co., Ltd.	20	323
Hyundai Marine & Fire Insurance Co., Ltd.	2,635	57,682
Hyundai Motor Co.	3,017	575,002
Hyundai Motor Securities Co., Ltd.	28	356
Hyundai Pharmaceutical Co., Ltd.	20	123
*Hyundai Rotem Co., Ltd.	1,420	25,723
Hyundai Steel Co.	2,620	130,723
Hyundai Wia Corp.	28	1,752
*Hyungji Elite, Inc.	28	115
HyVision System, Inc.	16	194
i3system, Inc.	4	75
*iA, Inc.	1,113	1,351
ICD Co., Ltd.	24	342
*Icure Pharm, Inc.	4	177
*IHQ, Inc.	108	225
*Il Dong Pharmaceutical Co., Ltd.	12	167
Iljin Diamond Co., Ltd.	4	150
*Iljin Display Co., Ltd.	12	52
Iljin Holdings Co., Ltd.	28	139
Iljin Materials Co., Ltd.	16	994
*Ilshin Stone Co., Ltd.	52	96
ilShinbiobase Co., Ltd.	32	167
Ilyang Pharmaceutical Co., Ltd.	132	4,539
iMarketKorea, Inc.	28	307

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
InBody Co., Ltd.	12	221
*INCON Co., Ltd.	36	79
*Incross Co., Ltd.	4	201
Industrial Bank of Korea	456	3,972
*Infinitt Healthcare Co., Ltd.	12	79
Innocean Worldwide, Inc.	139	7,485
InnoWireless, Inc.	4	161
*Insun ENT Co., Ltd.	2,065	25,433
Intekplus Co., Ltd.	12	269
Intellian Technologies, Inc.	4	236
Intelligent Digital Integrated Security Co., Ltd.	8	199
*Interflex Co., Ltd.	16	173
Interojo Co., Ltd.	12	263
Interpark Corp.	96	397
*iNtRON Biotechnology, Inc.	221	4,570
Inzi Controls Co., Ltd.	12	230
INZI Display Co., Ltd.	52	162
*Iones Co., Ltd.	32	236
IS Dongseo Co., Ltd.	24	1,441
ISC Co., Ltd.	12	245
i-SENS, Inc.	12	307
ISU Chemical Co., Ltd.	24	292
*IsuPetasys Co., Ltd.	28	101
*ITCEN Co., Ltd.	20	106
*Jaeyoung Solutec Co., Ltd.	100	87
*Jahwa Electronics Co., Ltd.	16	290
JASTECH, Ltd.	12	80
*Jayjun Cosmetic Co., Ltd.	44	78
JB Financial Group Co., Ltd.	324	2,126
JC Chemical Co., Ltd.	20	143
JC Hyun System, Inc.	12	88
*Jcontentree Corp.	8	336
*Jeju Semiconductor Corp.	36	217
Jin Yang Pharmaceutical Co., Ltd.	8	44
Jinsung T.E.C.	16	218
JLS Co., Ltd.	16	97
*JNK Heaters Co., Ltd.	32	208
*JoyCity Corp.	24	211
Jusung Engineering Co., Ltd.	187	2,244
JVM Co., Ltd.	8	136
JW Holdings Corp.	37	160
JW Life Science Corp.	16	280
JW Pharmaceutical Corp.	47	1,232
*JW Shinyak Corp.	25	115
JYP Entertainment Corp.	2,300	68,027
Kakao Corp.	2,524	257,539
*Kanglim Co., Ltd.	40	97
Kangnam Jevisco Co., Ltd.	8	213
*Kangstem Biotech Co., Ltd.	24	148
*Kangwon Land, Inc.	2,674	60,819
KAON Media Co., Ltd.	24	271
KB Financial Group, Inc.	11,256	553,516
*KC Cottrell Co., Ltd.	8	54
KC Green Holdings Co., Ltd.	24	98
KC Tech Co., Ltd.	12	324
KCTC	32	247
*KEC Corp.	88	175
KEPCO Engineering & Construction Co, Inc.	20	690

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
KEPCO Plant Service & Engineering Co., Ltd.	210	6,409
Kginicis Co., Ltd.	983	17,674
KGMobilians Co., Ltd.	32	312
*KH Vatec Co., Ltd.	117	2,225
Kia Motors Corp.	8,439	584,171
*KineMaster Corp.	8	388
KINX, Inc.	4	249
KISWIRE, Ltd.	13	318
KIWOOM Securities Co., Ltd.	302	35,973
KM Corp.	12	125
*KMW Co., Ltd.	724	37,360
Koentec Co., Ltd.	36	293
Koh Young Technology, Inc.	154	3,849
Kolmar BNH Co., Ltd.	12	549
Kolmar Korea Co., Ltd.	458	23,016
Kolmar Korea Holdings Co., Ltd.	12	316
Kolon Global Corp.	12	261
Kolon Industries, Inc.	36	1,958
*Kolon Life Science, Inc.	8	177
KoMiCo., Ltd.	62	3,589
Kopla Co., Ltd.	20	104
Korea Aerospace Industries, Ltd.	200	5,861
Korea Arlico Pharm Co., Ltd.	12	131
Korea Asset In Trust Co., Ltd.	104	433
Korea Cast Iron Pipe Industries Co., Ltd.	16	150
*Korea Circuit Co., Ltd.	16	184
Korea District Heating Corp.	4	153
Korea Electric Power Corp.	7,208	153,251
Korea Electric Terminal Co., Ltd.	1,236	82,559
Korea Electronic Certification Authority, Inc.	12	81
*Korea Gas Corp.	750	23,531
Korea Industrial Co., Ltd.	20	83
Korea Investment Holdings Co., Ltd.	2,649	266,722
*Korea Line Corp.	212	674
Korea Petrochemical Ind Co., Ltd.	4	1,133
Korea Real Estate Investment & Trust Co., Ltd.	1,317	2,741
*Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,520	623,743
Korea United Pharm, Inc.	12	565
Korea Zinc Co., Ltd.	288	115,474
*Korean Air Lines Co., Ltd.	5,111	123,600
Korean Drug Co., Ltd.	8	79
Korean Reinsurance Co.	128	1,055
*KOSES Co., Ltd.	12	92
KRTnet Corp.	40	162
KRW Dividend	–	–
*KSIGN Co., Ltd.	76	130
KSS LINE, Ltd.	32	358
*KT Hitel Co., Ltd.	24	268
KT Skylife Co., Ltd.	48	382
KT Submarine Co., Ltd.	24	134
KT&G Corp.	3,288	243,567
KTB Investment & Securities Co., Ltd.	60	315
Kuk Young G&M	32	81
Kukdo Chemical Co., Ltd.	4	325
Kukdong Corp.	48	166
*Kukje Pharma Co., Ltd.	12	81
*Kum Yang Co., Ltd.	20	91
Kumho Industrial Co., Ltd.	32	289

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Kumho Petrochemical Co., Ltd.	432	100,975
*Kumho Tire Co., Inc.	148	538
Kumkang Kind Co., Ltd.	20	114
Kwang Dong Pharmaceutical Co., Ltd.	4,453	35,789
Kwang Myung Electric Co., Ltd.	44	108
Kyeryong Construction Industrial Co., Ltd.	16	493
Kyobo Securities Co., Ltd.	28	212
Kyongbo Pharmaceutical Co., Ltd.	16	205
Kyung Dong Navien Co., Ltd.	39	1,935
*Kyung Nam Pharm Co., Ltd.	8	50
Kyung Nong Corp.	8	105
Kyungbang Co., Ltd.	16	189
KyungDong City Gas Co., Ltd.	4	84
Kyung-In Synthetic Corp.	52	322
L&C Bio Co., Ltd.	75	2,205
L&F Co., Ltd.	13	1,061
*LabGenomics Co., Ltd.	16	358
*Lake Materials Co., Ltd.	48	170
LB Semicon, Inc.	2,349	29,142
LEADCorp., Inc. (The)	24	193
LEENO Industrial, Inc.	764	111,954
LG Chem, Ltd.	720	603,263
»LG Corp.	2,719	309,213
*LG Display Co., Ltd.	7,771	169,762
LG Electronics, Inc.	4,312	610,545
LG Hausys, Ltd.	1,097	89,744
LG HelloVision Co., Ltd.	44	210
LG Household & Health Care, Ltd.	216	298,848
LG Innotek Co., Ltd.	636	114,924
LG International Corp.	48	1,329
LG Uplus Corp.	9,139	108,450
LIG Nex1 Co., Ltd.	3,595	127,983
Lion Chemtech Co., Ltd.	12	114
*Lock&Lock Co., Ltd.	32	442
*LONGTU KOREA, Inc.	16	92
LOT Vacuum Co., Ltd.	16	248
Lotte Chemical Corp.	347	94,833
Lotte Chilsung Beverage Co., Ltd.	143	17,998
Lotte Confectionery Co., Ltd.	4	489
Lotte Corp.	44	1,448
Lotte Data Communication Co.	1,444	49,460
LOTTE Fine Chemical Co., Ltd.	1,987	121,469
LOTTE Himart Co., Ltd.	16	557
*Lotte Non-Life Insurance Co., Ltd.	92	154
Lotte Shopping Co., Ltd.	373	41,580
*Lotte Tour Development Co., Ltd.	24	398
LS Cable & System Asia, Ltd.	12	87
LS Corp.	28	1,845
LS Electric Co., Ltd.	2,272	116,220
*Lumens Co., Ltd.	60	75
*Lutronic Corp.	24	251
Macquarie Korea Infrastructure Fund	9,756	105,686
Maeil Dairies Co., Ltd.	703	47,273
*Mando Corp.	998	52,127
*Maniker Co., Ltd.	160	106
Mcnex Co., Ltd.	3,877	166,951
ME2ON Co., Ltd.	40	243
Mediana Co., Ltd.	12	186

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
*Medipost Co., Ltd.	12	367
Medytox, Inc.	16	2,521
Meerecompany, Inc.	4	136
MegaStudyEdu Co., Ltd.	81	4,216
*Mercury Corp.	8	69
Meritz Financial Group, Inc.	76	1,223
Meritz Fire & Marine Insurance Co., Ltd.	1,878	33,682
Meritz Securities Co., Ltd.	476	2,067
*Metalabs Co., Ltd.	72	74
*Mgame Corp.	28	209
MiCo., Ltd.	578	7,612
Minwise Co., Ltd.	12	191
Mirae Asset Daewoo Co., Ltd.	520	4,675
Mirae Asset Life Insurance Co., Ltd.	108	391
Miwon Commercial Co., Ltd.	4	779
Miwon Specialty Chemical Co., Ltd.	4	629
*Mobile Appliance, Inc.	16	63
*Modetour Network, Inc.	12	244
Monalisa Co., Ltd.	20	93
MonAmi Co., Ltd.	16	81
Moorim P&P Co., Ltd.	36	172
mPlus Corp.	8	101
Mr Blue Corp.	24	235
MS Autotech Co., Ltd.	2,533	19,447
Multicampus Co., Ltd.	4	121
*MyungMoon Pharm Co., Ltd.	28	138
Nam Hwa Construction Co., Ltd.	8	79
Namhae Chemical Corp.	40	331
*Namsun Aluminum Co., Ltd.	68	238
Namsung Corp.	20	69
*Namu Tech Co., Ltd.	12	33
*Namuga Co., Ltd.	16	131
*NanoenTek, Inc.	20	191
Nasmedia Co., Ltd.	4	127
*Nature & Environment Co., Ltd.	64	87
NAVER Corp.	1,723	556,856
NCSoft Corp.	432	322,345
*NDFOS Co., Ltd.	48	282
NeoPharm Co., Ltd.	8	249
*Neowiz	2,004	42,698
Netmarble Corp.	315	36,672
New Power Plasma Co., Ltd.	24	139
Nexen Corp.	36	161
Nexen Tire Corp.	197	1,555
*Nexon GT Co., Ltd.	8	105
*Next Entertainment World Co., Ltd.	24	262
NextEye Co., Ltd.	44	56
NH Investment & Securities Co., Ltd.	208	2,403
*NHN KCP Corp.	21	963
NICE Holdings Co., Ltd.	66	1,145
Nice Information & Telecommunication, Inc.	12	340
NICE Information Service Co., Ltd.	1,030	20,279
NICE Total Cash Management Co., Ltd.	28	167
*NK Co., Ltd.	96	112
Nong Shim Holdings Co., Ltd.	4	284
Nong Woo Bio Co., Ltd.	8	93
NongShim Co., Ltd.	4	1,025
NOROO Paint & Coatings Co., Ltd.	12	148

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
NOVAREX Co., Ltd.	8	304
NS Co., Ltd.	8	74
*NSN Co., Ltd.	36	45
*Nuintek Co., Ltd.	28	90
Oceanbridge Co., Ltd.	12	200
*OCI Co., Ltd.	720	80,910
Okong Corp.	20	88
*Omnisystem Co., Ltd.	52	105
Openbase, Inc.	28	75
OptoElectronics Solutions Co., Ltd.	2,661	104,182
*OPTRON-TEC, Inc.	36	272
*Orbitech Co., Ltd.	20	154
Orion Holdings Corp.	44	696
*OSANGJAIEL Co., Ltd.	8	63
Osstem Implant Co., Ltd.	12	958
Ottogi Corp.	4	1,996
Paik Kwang Industrial Co., Ltd.	44	201
Pan Ocean Co., Ltd.	472	3,115
*Paradise Co., Ltd.	796	12,881
Park Systems Corp.	35	4,562
Partron Co., Ltd.	7,265	69,557
*Paru Co., Ltd.	36	41
*Pearl Abyss Corp.	1,332	67,537
People & Technology, Inc.	663	14,215
PHARMA RESEARCH PRODUCTS Co., Ltd.	472	29,703
*Pharmicell Co., Ltd.	5,324	79,213
*Philoptics Co., Ltd.	12	132
PI Advanced Materials Co., Ltd.	28	1,211
*PNE Solution Co., Ltd.	16	293
Point Engineering Co., Ltd.	36	111
Poongsan Corp.	32	1,082
POSCO	2,454	803,035
POSCO Chemical Co., Ltd.	39	5,224
Posco ICT Co., Ltd.	72	466
Posco International Corp.	104	1,963
Posco M-Tech Co., Ltd.	32	243
*Power Logics Co., Ltd.	40	295
*Prostemics Co., Ltd.	24	72
Protec Co., Ltd.	4	100
PSK, Inc.	3,326	128,274
Pulmuone Co., Ltd.	103	1,602
Puloon Technology, Inc.	5	50
Pungkuk Alcohol Industry Co., Ltd.	8	142
Pyeong Hwa Automotive Co., Ltd.	12	106
QSI Co., Ltd.	8	113
Reyon Pharmaceutical Co., Ltd.	8	146
RFHIC Corp.	16	585
*RFTech Co., Ltd.	385	2,506
*Robostar Co., Ltd.	8	191
*Robotis Co., Ltd.	4	60
Rsupport Co., Ltd.	24	194
S Net Systems, Inc.	12	80
S&S Tech Corp.	962	27,675
S&T Motiv Co., Ltd.	16	880
S-1 Corp.	28	2,052
Sajo Industries Co., Ltd.	4	171
Sajodaerim Corp.	4	67
*Sam Chun Dang Pharm Co., Ltd.	2,406	112,043

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
*SAM KANG M&T Co., Ltd.	893	15,534
Sambo Corrugated Board Co., Ltd.	12	172
*Sambon Electronics Co., Ltd.	44	47
*Sambu Engineering & Construction Co., Ltd.	378	941
Samchully Co., Ltd.	4	305
Samchuly Bicycle Co., Ltd.	8	101
SAMHWA Paints Industrial Co., Ltd.	16	189
Samick Musical Instruments Co., Ltd.	84	131
Samick THK Co., Ltd.	12	177
Samil Pharmaceutical Co., Ltd.	8	70
Samji Electronics Co., Ltd.	16	198
Samjin LND Co., Ltd.	32	109
Samjin Pharmaceutical Co., Ltd.	833	20,294
*Samkee Corp.	60	240
SAMPYO Cement Co., Ltd.	48	233
*Samsung Biologics Co., Ltd.	144	104,082
Samsung Card Co., Ltd.	52	1,650
Samsung Electro-Mechanics Co., Ltd.	1,791	288,209
Samsung Electronics Co., Ltd.	116,237	8,516,488
*Samsung Engineering Co., Ltd.	15,017	234,229
Samsung Fire & Marine Insurance Co., Ltd.	782	139,197
*Samsung Heavy Industries Co., Ltd.	772	5,205
Samsung Life Insurance Co., Ltd.	1,924	141,314
*Samsung Pharmaceutical Co., Ltd.	56	282
Samsung Publishing Co., Ltd.	8	310
Samsung SDI Co., Ltd.	720	423,320
Samsung SDS Co., Ltd.	1,001	164,681
Samsung Securities Co., Ltd.	104	3,988
SAMT Co., Ltd.	88	232
Samwha Capacitor Co., Ltd.	725	42,039
Samwha Electric Co., Ltd.	4	124
Samyang Corp.	54	2,850
Samyang Foods Co., Ltd.	4	333
Samyang Packaging Corp.	8	188
Sang-A Frontec Co., Ltd.	8	357
*Sangbo Corp.	44	69
Sangsangin Co., Ltd.	56	342
Sangsin Energy Display Precision Co., Ltd.	16	196
SaraminHR Co., Ltd.	12	377
SCI Information Service, Inc.	28	108
*S-Connect Co., Ltd.	48	98
*SDN Co., Ltd.	52	135
Seah Besteel Corp.	20	470
SeAH Steel Corp.	4	423
SeAH Steel Holdings Corp.	4	266
Seegene, Inc.	1,010	84,988
Sejin Heavy Industries Co., Ltd.	24	156
Sejong Industrial Co., Ltd.	20	156
»Sekonix Co., Ltd.	16	93
S-Energy Co., Ltd.	20	108
Seohan Co., Ltd.	120	187
*Seojin System Co., Ltd.	16	627
*Seoul Pharma Co., Ltd.	4	32
Seoul Semiconductor Co., Ltd.	2,585	43,689
Seoulin Bioscience Co., Ltd.	8	103
Seowon Co., Ltd.	40	96
Seoyon Co., Ltd.	16	275
Seoyon E-Hwa Co., Ltd.	20	159

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Sewha P&C, Inc.	16	57
*Sewon Cellontech Co., Ltd.	68	108
*Sewoo Global Co., Ltd.	20	44
SEWOONMEDICAL Co., Ltd.	32	170
SFA Engineering Corp.	36	1,356
*SFA Semicon Co., Ltd.	128	912
*SG Corp.	180	120
SGC Energy Co., Ltd.	8	335
*SH Energy & Chemical Co., Ltd.	124	125
Shin Heung Energy & Electronics Co., Ltd.	4	176
Shin Poong Paper Manufacturing Co., Ltd.	24	76
Shin Poong Pharmaceutical Co., Ltd.	1,371	86,030
Shindaeyang Paper Co., Ltd.	4	287
Shinhan Financial Group Co., Ltd.	15,163	545,260
Shinil Electronics Co., Ltd.	64	128
Shinsegae Food Co., Ltd.	4	291
Shinsegae International, Inc.	4	737
Shinsegae, Inc.	12	3,285
Shinsung Delta Tech Co., Ltd.	28	248
*Shinsung E&G Co., Ltd.	120	342
*Shinsung Tongsang Co., Ltd.	112	177
Shinwha Intertek Corp.	40	126
*Shinwon Corp.	88	132
SHOWBOX Corp.	52	197
Silicon Works Co., Ltd.	16	1,375
SIMMTECH Co., Ltd.	362	7,420
*SinSin Pharmaceutical Co., Ltd.	8	59
SK Chemicals Co., Ltd.	172	41,208
SK D&D Co., Ltd.	12	397
SK Discovery Co., Ltd.	513	26,703
SK Gas, Ltd.	4	361
SK Holdings Co., Ltd.	1,080	267,973
SK Hynix, Inc.	15,727	1,809,733
*SK Innovation Co., Ltd.	1,783	433,588
SK Materials Co., Ltd.	76	22,991
SK Networks Co., Ltd.	6,047	28,812
*SK Rent A Car Co., Ltd.	12	124
SK Securities Co., Ltd.	2,734	2,519
SK Telecom Co., Ltd.	1,008	275,029
SKC Co., Ltd.	596	72,333
SL Corp.	20	407
*SM Culture & Contents Co., Ltd.	64	97
*SM Entertainment Co., Ltd.	274	7,439
*SM Life Design Group Co., Ltd.	36	92
*S-MAC Co., Ltd.	77,051	107,713
SMCore, Inc.	16	114
*SNU Precision Co., Ltd.	28	107
*S-Oil Corp.	439	34,375
*Solid, Inc.	36	238
Songwon Industrial Co., Ltd.	4,371	82,913
Soosan Heavy Industries Co., Ltd.	32	174
*Soulbrain Holdings Co., Ltd.	8	302
SPC Samlip Co., Ltd.	4	253
Speco Co., Ltd.	20	160
SPG Co., Ltd.	20	193
Spigen Korea Co., Ltd.	4	224
*»Ssangyong Motor Co.	44	110
*ST Pharm Co., Ltd.	8	821

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
*Straffic Co., Ltd.	12	80
*Studio Dragon Corp.	20	1,857
Suheung Co., Ltd.	8	385
Sun Kwang Co., Ltd.	8	269
Sung Kwang Bend Co., Ltd.	28	267
*Sungchang Enterprise Holdings, Ltd.	76	197
Sungshin Cement Co., Ltd.	28	262
Sungwoo Hitech Co., Ltd.	500	2,535
Sunjin Co., Ltd.	24	426
*Sunny Electronics Corp.	40	128
*Suprema, Inc.	8	192
*SV Investment Corp.	28	112
*SY Co., Ltd.	28	97
*Synergy Innovation Co., Ltd.	40	122
*Synopex, Inc.	1,690	5,705
Systems Technology, Inc.	16	276
Tae Kyung Industrial Co., Ltd.	12	75
TAEKYUNG BK Co., Ltd.	20	81
*»Taewoong Co., Ltd.	16	180
Taeyoung Engineering & Construction Co., Ltd.	28	327
*Taihan Electric Wire Co., Ltd.	408	420
*Taihan Fiberoptics Co., Ltd.	64	183
*Taihan Textile Co., Ltd.	4	159
*Tailim Packaging Co., Ltd.	28	129
TechWing, Inc.	20	455
*Tego Science, Inc.	4	102
*Telcon RF Pharmaceutical, Inc.	4,773	21,219
*Telechips, Inc.	12	173
*TERA SCIENCE Co., Ltd.	56	121
TES Co., Ltd.	158	4,872
*Theragen Etex Co., Ltd.	40	318
*TK Chemical Corp.	68	406
TK Corp.	24	236
*TOBESOFT Co., Ltd.	28	56
Tokai Carbon Korea Co., Ltd.	8	1,409
*Tong Yang Moolsan Co., Ltd.	120	178
Tongyang Life Insurance Co., Ltd.	80	342
Top Engineering Co., Ltd.	20	164
Toptec Co., Ltd.	109	1,191
*Tovis Co., Ltd.	20	141
TS Corp.	40	128
TSE Co., Ltd.	4	225
UBCare Co., Ltd.	28	199
Ubiquoss Holdings, Inc.	8	150
Ubiquoss, Inc.	8	147
Uni-Chem Co., Ltd.	76	115
Unick Corp.	16	109
Unid Co., Ltd.	40	3,085
Union Materials Corp.	20	69
Union Semiconductor Equipment & Materials Co., Ltd.	133	1,668
Uniquest Corp.	16	152
UniTest, Inc.	109	2,239
UTI, Inc.	8	137
Value Added Technology Co., Ltd.	12	328
Very Good Tour Co., Ltd.	8	82
*VICTEK Co., Ltd.	20	134
Vieworks Co., Ltd.	12	406
Vitzro Tech Co., Ltd.	16	153

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Vitzrocell Co., Ltd.	24	310
*Vivien Corp.	28	86
*Vivozon Healthcare, Inc.	84	116
*VT GMP Co., Ltd.	24	194
*»W Holding Co., Ltd.	292	423
Webcash Corp.	41	2,949
*Webzen, Inc.	30	936
*Wellbiotec Co., Ltd.	40	133
Wemade Co., Ltd.	12	562
*WI Co., Ltd.	48	59
*Willbes & Co. (The)	92	182
Winix, Inc.	12	250
*Winpac, Inc.	68	148
Wins Co., Ltd.	8	120
WiSoL Co., Ltd.	2,425	27,905
*WIZIT Co., Ltd.	112	170
*Wonik Holdings Co., Ltd.	7,373	44,343
WONIK IPS Co., Ltd.	40	1,827
Wonik Materials Co., Ltd.	1,275	43,671
*Wonik QnC Corp.	72	1,774
*Wonpung Mulsan Co., Ltd.	32	55
*WooGene B&G Co., Ltd.	20	51
Woojin, Inc.	20	93
Woongjin Thinkbig Co., Ltd.	64	232
*Wooree Bio Co., Ltd.	44	229
Woori Financial Capital Co., Ltd.	8	86
Woori Financial Group, Inc.	46,288	445,257
Woori Investment Bank Co., Ltd.	568	442
*Wooridul Huebrain, Ltd.	40	90
*Wooridul Pharmaceutical, Ltd.	16	227
Woorison F&G Co., Ltd.	64	138
Woory Industrial Co., Ltd.	8	188
*Woosu AMS Co., Ltd.	20	107
*Woowon Development Co., Ltd.	24	145
Worldex Industry & Trading Co., Ltd.	16	406
Y G-1 Co., Ltd.	24	201
YAS Co., Ltd.	8	127
*YBM NET, Inc.	8	55
*Y-entec Co., Ltd.	20	303
Yeong Hwa Metal Co., Ltd.	40	70
*Yest Co., Ltd.	12	168
*YG Entertainment, Inc.	12	448
*YG PLUS	28	148
*YIK Corp.	20	126
YMC Co., Ltd.	16	121
*YMT Co., Ltd.	12	242
Yonwoo Co., Ltd.	4	101
Youlchon Chemical Co., Ltd.	12	268
Youngone Corp.	2,833	111,807
Youngone Holdings Co., Ltd.	12	514
*YoungWoo DSP Co., Ltd.	52	134
Yuanta Securities Korea Co., Ltd.	16,228	63,389
Yuhan Corp.	1,080	62,430
*Yungjin Pharmaceutical Co., Ltd.	104	606
Yura Tech Co., Ltd.	4	40
Yuyu Pharma, Inc.	16	157

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
KOREA, REPUBLIC OF, continued
Zeus Co., Ltd.	8	199

TOTAL Korea, Republic Of		30,713,325

MALAYSIA (1.7%)
#*7-Eleven Malaysia Holdings BHD	600	217
*Aeon Co. M BHD	1,400	437
AEON Credit Service M BHD	900	2,724
#AFFIN Bank BHD	409	175
*Alliance Bank Malaysia BHD	42,400	26,911
Allianz Malaysia BHD	100	322
AMMB Holdings BHD	2,600	1,891
Astro Malaysia Holdings BHD	3,100	749
Axiata Group BHD	90,100	85,120
Batu Kawan BHD	200	903
#*Berjaya Corp. BHD	2,900	237
#Berjaya Sports Toto BHD	1,200	598
#BIMB Holdings BHD	1,100	1,042
#*Boustead Holdings BHD	800	115
Boustead Plantations BHD	1,000	140
#British American Tobacco Malaysia BHD	25,000	87,516
#*Bumi Armada BHD	3,600	360
Bursa Malaysia BHD	64,200	132,118
*Cahya Mata Sarawak BHD	177,200	88,678
Carlsberg Brewery Malaysia BHD	200	1,117
CB Industrial Product Holding BHD	300	91
#CIMB Group Holdings BHD	123,553	124,868
#Comfort Glove BHD	116,300	78,359
*Cypark Resources BHD	500	161
D&O Green Technologies BHD	1,100	1,259
Daibochi BHD	200	122
#Datasonic Group BHD	2,300	329
*Dayang Enterprise Holdings BHD	500	172
Dialog Group BHD	125,600	93,210
DiGi.Com BHD	112,900	115,480
#*DRB-Hicom BHD	1,300	606
*Dufu Technology Corp. BHD	300	321
#Duopharma Biotech BHD	400	278
Eco World Development Group BHD	1,300	197
*Econpile Holdings BHD	700	80
#Ekovest BHD	2,400	269
FAR East Holdings BHD	200	142
*Focus Dynamics Group BHD	1,000	28
Formosa Prosonic Industries BHD	200	123
FoundPac Group BHD	500	106
Fraser & Neave Holdings BHD	200	1,465
Frontken Corp. BHD	2,700	2,070
*Gamuda BHD	2,900	2,499
Gas Malaysia BHD	200	133
Genting Malaysia BHD	191,000	134,284
Genting Plantations BHD	400	852
George Kent Malaysia BHD	500	99
Globetronics Technology BHD	52,100	28,490
#Guan Chong BHD	500	360
Hai-O Enterprise BHD	300	158
HAP Seng Consolidated BHD	800	1,568
#Hartalega Holdings BHD	2,000	5,019
Heineken Malaysia BHD	200	1,260

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MALAYSIA, continued
Hengyuan Refining Co. BHD	200	263
HeveaBoard BHD	600	96
Hiap Teck Venture BHD	1,500	232
Hibiscus Petroleum BHD	166,600	25,419
*HLT Global BHD	300	91
Hong Leong Bank BHD	15,000	65,252
Hong Leong Financial Group BHD	400	1,619
#Hong Leong Industries BHD	100	231
Hup Seng Industries BHD	600	138
*IGB BHD	400	274
IHH Healthcare BHD	55,500	72,891
IJM Corp. BHD	157,900	75,165
IJM Plantations BHD	200	88
Inari Amertron BHD	140,300	118,161
IOI Corp. BHD	7,300	7,289
IOI Properties Group BHD	2,200	736
*Iskandar Waterfront City BHD	800	93
#*JAKS Resources BHD	2,000	300
*Jaya Tiasa Holdings BHD	600	104
*JCY International BHD	600	67
#JHM Consolidation BHD	600	287
Johore Tin BHD	300	118
Karex BHD	1,100	191
Kenanga Investment Bank BHD	800	305
Kim Loong Resources BHD	500	177
#*KNM Group BHD	3,700	167
Kossan Rubber Industries	33,600	36,418
#KPJ Healthcare BHD	14,100	3,511
Kretam Holdings BHD	900	143
Kuala Lumpur Kepong BHD	24,900	133,727
Leong Hup International BHD	5,400	936
Lii Hen Industries BHD	100	83
Lingkaran Trans Kota Holdings BHD	200	184
#Lotte Chemical Titan Holding BHD	700	552
LPI Capital BHD	300	1,012
Magni-Tech Industries BHD	300	169
#Magnum BHD	1,000	515
#*Mah Sing Group BHD	345,700	86,923
*Malakoff Corp. BHD	2,100	433
Malayan Banking BHD	86,491	173,768
Malayan Flour Mills BHD	1,000	229
Malaysia Airports Holdings BHD	78,800	115,226
#*Malaysia Building Society BHD	2,900	446
Malaysian Pacific Industries BHD	100	947
#Malaysian Resources Corp. BHD	15,200	1,670
Matrix Concepts Holdings BHD	3,900	1,809
Maxis BHD	3,700	4,155
#Mega First Corp. BHD	4,400	7,830
MISC BHD	44,800	74,149
MKH BHD	500	167
#MMC Corp. BHD	600	163
MNRB Holdings BHD	400	120
*MPHB Capital BHD	500	160
*Muda Holdings BHD	300	206
Muhibbah Engineering M BHD	400	98
My EG Services BHD	265,500	126,385
Nestle Malaysia BHD	100	3,313
*Notion VTEC BHD	400	80

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MALAYSIA, continued
#*Padini Holdings BHD	600	425
*Paramount Corp. BHD	500	100
#*Pentamaster Corp. BHD	700	996
Perak Transit BHD	600	111
*Petron Malaysia Refining & Marketing BHD	100	112
Petronas Chemicals Group BHD	49,400	98,887
#Petronas Dagangan BHD	400	1,969
Petronas Gas BHD	800	3,074
*PIE Industrial BHD	200	158
#*Pos Malaysia BHD	400	85
Power Root BHD	400	170
Press Metal Aluminium Holdings BHD	74,800	94,952
Public Bank BHD	311,400	315,475
QL Resources BHD	4,500	6,646
#Ranhill Utilities BHD	908	179
RCE Capital BHD	200	131
RHB Bank BHD	65,700	83,561
Sam Engineering & Equipment M BHD	100	164
#*Sapura Energy BHD	148,800	4,904
*Sarawak Oil Palms BHD	300	275
#Scientex BHD	1,200	1,227
Serba Dinamik Holdings BHD	6,600	2,674
*Shangri-La Hotels Malaysia BHD	100	91
Sime Darby BHD	137,000	75,583
Sime Darby Plantation BHD	46,700	51,757
Sime Darby Property BHD	3,900	633
#*SP Setia BHD Group	37,400	9,404
Sunway BHD	2,700	1,068
Supermax Corp. BHD	78,200	115,112
Syarikat Takaful Malaysia Keluarga BHD	500	544
Ta Ann Holdings BHD	200	138
#Taliworks Corp. BHD	600	123
Telekom Malaysia BHD	55,500	77,362
Tenaga Nasional BHD	66,700	162,175
#Thong Guan Industries BHD	300	188
TIME dotCom BHD	12,200	41,338
#Top Glove Corp. BHD	162,800	224,544
*Tropicana Corp. BHD	400	88
TSH Resources BHD	800	209
Uchi Technologies BHD	400	307
*UEM Edgenta BHD	300	135
#*UEM Sunrise BHD	2,400	249
UMW Holdings BHD	500	403
United Malacca BHD	200	249
United Plantations BHD	200	693
*UOA Development BHD	400	179
#*Velesto Energy BHD	5,300	213
ViTrox Corp. BHD	200	784
*Vivocom International Holdings BHD	600	99
#*WCT Holdings BHD	1,100	140
Wellcall Holdings BHD	700	185
#Westports Holdings BHD	1,500	1,575
#Yinson Holdings BHD	17,500	22,300
YNH Property BHD	500	337
*YTL Corp. BHD	5,200	908
*YTL Power International BHD	2,700	478

TOTAL Malaysia		3,576,975

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MEXICO (1.8%)
ALEATICA SAB de CV	400	415
Alpek SAB de CV	25,800	28,851
#*Alsea SAB de CV	15,400	25,152
America Movil SAB de CV, Class L	658,700	461,999
Arca Continental SAB de CV	14,300	76,878
#*Axtel SAB de CV	8,800	2,369
#*Banco del Bajio SA	60,000	95,527
Becle SAB de CV	6,900	16,523
*Bolsa Mexicana de Valores SAB de CV	14,200	31,631
*Cemex SAB de CV	394,400	314,550
*Cia Minera Autlan SAB de CV, Class B	500	322
Coca-Cola Femsa SAB de CV, Class A	11,730	55,137
*Consorcio ARA SAB de CV	1,900	485
*Controladora Vuela Cia de Aviacion SAB de CV, Class A	22,700	37,030
*Corp. Actinver SAB de CV	200	99
Corp. Inmobiliaria Vesta SAB de CV	20,800	40,704
#*Credito Real SAB de CV SOFOM ER	500	227
#El Puerto de Liverpool SAB de CV	7,200	30,581
*Elementia SAB de CV	700	477
Fomento Economico Mexicano SAB de CV	28,700	223,190
*Genomma Lab Internacional SAB de CV, Class B	57,100	57,285
*Gentera SAB de CV	137,800	69,534
Gruma SAB de CV, Class B	5,640	61,584
*Grupo Aeroportuario del Centro Norte SAB de CV	7,200	44,953
*Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,200	146,572
*Grupo Aeroportuario del Sureste SAB de CV, Class B	3,175	53,919
Grupo Bimbo SAB de CV, Class A	42,500	85,402
#*Grupo Carso SAB de CV, Class A1	14,100	40,362
Grupo Cementos de Chihuahua SAB de CV	200	1,427
Grupo Comercial Chedraui SA de CV	17,800	27,740
Grupo Elektra SAB DE CV	1,080	81,468
Grupo Financiero Banorte SAB de CV, Class O	50,500	288,489
*Grupo Financiero Inbursa SAB de CV, Class O	40,800	38,061
*Grupo GICSA SAB de CV	1,800	268
*Grupo Herdez SAB de CV	200	422
*Grupo Hotelero Santa Fe SAB de CV	600	146
Grupo Industrial Saltillo SAB de CV	600	818
#Grupo Lala SAB de CV	6,000	4,440
Grupo Mexico SAB de CV, Class B	64,700	293,667
#Grupo Rotoplas SAB de CV	2,200	3,885
*Grupo Simec SAB de CV, Class B	100	488
*Grupo Televisa SAB	85,600	213,252
#*Hoteles City Express SAB de CV	2,700	1,032
Industrias Bachoco SAB de CV, Class B	4,800	17,780
#*Industrias Penoles SAB de CV	7,000	90,515
*Infraestructura Energetica Nova SAB de CV	1,000	4,301
Kimberly-Clark de Mexico SAB de CV, Class A	29,800	51,699
La Comer SAB de CV	9,166	17,156
*Medica Sur SAB de CV, Class B	100	164
Megacable Holdings SAB de CV	26,900	98,816
*Minera Frisco SAB de CV	600	130
*Nemak SAB de CV	71,300	20,993
Orbia Advance Corp. SAB de CV	30,100	84,297
Organizacion Cultiba SAB de CV	200	125
*Organizacion Soriana SAB de CV, Class B	600	532
Promotora y Operadora de Infraestructura SAB de CV	80	434
Promotora y Operadora de Infraestructura SAB de CV	13,305	103,237

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
MEXICO, continued
#Qualitas Controladora SAB de CV	7,100	38,733
#*Telesites SAB de CV	29,100	27,593
*Unifin Financiera SAB de CV	9,100	10,600
Vitro SAB de CV, Class A	100	129
Wal-Mart de Mexico SAB de CV	93,400	306,989

TOTAL Mexico		3,831,584

NETHERLANDS (0.0%)
*VEON, Ltd., Sponsored ADR	8,100	14,580

TOTAL Netherlands		14,580

PERU (0.1%)
*Aenza SAA, Class A, ADR	1,760	2,798
Cementos Pacasmayo SAA, ADR	245	1,757
*CrediCorp., Ltd.	1,449	173,011

TOTAL Peru		177,566

PHILIPPINES (0.7%)
*8990 Holdings, Inc.	2,200	334
Aboitiz Equity Ventures, Inc.	6,100	4,497
Aboitiz Power Corp.	1,900	908
Alliance Global Group, Inc.	5,800	1,262
*Apex Mining Co., Inc.	4,000	144
Asia United Bank Corp.	200	181
*Atlas Consolidated Mining & Development Corp.	11,100	2,001
Ayala Corp.	7,670	118,037
Ayala Land, Inc.	129,400	86,535
*AyalaLand Logistics Holdings Corp.	2,000	126
Bank of the Philippine Islands	3,680	6,328
BDO Unibank, Inc.	85,990	184,124
*Belle Corp.	5,000	149
*Bloomberry Resorts Corp.	29,300	3,955
*Cebu Air, Inc.	19,960	20,105
Cebu Landmasters, Inc.	19,000	2,297
*CEMEX Holdings Philippines, Inc.	5,000	120
Century Pacific Food, Inc.	43,600	18,110
*Chelsea Logistics and Infrastructure Holdings Corp.	800	50
China Banking Corp.	1,600	831
*COL Financial Group, Inc.	2,000	164
Cosco Capital, Inc.	44,700	4,660
D&L Industries, Inc.	60,600	9,087
DMCI Holdings, Inc.	336,900	37,153
*DoubleDragon Properties Corp.	61,900	16,455
*Eagle Cement Corp.	900	225
*East West Banking Corp.	4,900	1,003
Emperador, Inc.	4,000	823
*Filinvest Development Corp.	800	136
Filinvest Land, Inc.	144,000	3,260
First Gen Corp.	1,200	775
First Philippine Holdings Corp.	890	1,240
*Global Ferronickel Holdings, Inc.	3,000	168
Globe Telecom, Inc.	545	20,748
GT Capital Holdings, Inc.	8,790	95,841
*Holcim Philippines, Inc.	8,600	986
*Integrated Micro-Electronics, Inc.	8,300	1,734

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
PHILIPPINES, continued
International Container Terminal Services, Inc.	26,940	72,679
JG Summit Holdings, Inc.	2,420	2,651
Jollibee Foods Corp.	14,580	53,294
LT Group, Inc.	3,300	920
*MacroAsia Corp.	600	61
Manila Electric Co.	5,920	33,540
*Max’s Group, Inc.	500	62
*Megawide Construction Corp.	900	124
Megaworld Corp.	17,000	1,112
Metro Pacific Investments Corp.	765,000	64,346
Metropolitan Bank & Trust Co.	98,370	89,892
Nickel Asia Corp.	376,300	43,452
*Petron Corp.	5,000	354
Philex Mining Corp.	2,000	282
*Philippine National Bank	500	323
Philippine Savings Bank	80	94
Philippine Seven Corp.	720	1,600
Philippine Stock Exchange, Inc. (The)	40	133
*Phoenix Petroleum Philippines, Inc.	300	77
*Pilipinas Shell Petroleum Corp.	500	224
PLDT, Inc.	3,415	90,499
Premium Leisure Corp.	10,000	85
Puregold Price Club, Inc.	1,800	1,395
*PXP Energy Corp.	500	80
*Rizal Commercial Banking Corp.	1,000	380
Robinsons Land Corp.	5,300	1,803
*Robinsons Retail Holdings, Inc.	800	872
San Miguel Corp.	600	1,433
San Miguel Food and Beverage, Inc.	1,120	1,550
Security Bank Corp.	360	863
Semirara Mining & Power Corp.	122,300	31,242
Shakey’s Pizza Asia Ventures, Inc.	600	92
SM Investments Corp.	3,595	71,751
SM Prime Holdings, Inc.	150,100	107,392
*Top Frontier Investment Holdings, Inc.	80	223
Union Bank of the Philippines	880	1,316
Universal Robina Corp.	34,450	97,948
Vista Land & Lifescapes, Inc.	115,200	8,422
Vistamalls, Inc.	2,000	162
Wilcon Depot, Inc.	68,500	25,038

TOTAL Philippines		1,452,318

POLAND (0.7%)
*11 bit studios SA	4	582
AB SA	20	302
*Agora SA	40	83
*Alior Bank SA	16,322	121,046
*Alumetal SA	20	317
*Amica SA	4	160
Apator SA	28	177
*Asseco Poland SA	3,195	59,405
*Bank Handlowy w Warszawie SA	44	471
*Bank Millennium SA	34,437	37,627
*Bank Ochrony Srodowiska SA	92	206
*Bank Polska Kasa Opieki SA	4,608	97,339
*Benefit Systems SA	4	937
*Budimex SA	28	2,195

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
POLAND, continued
*CCC SA	527	14,277
*CD Projekt SA	1,151	52,892
*Ciech SA	52	535
ComArch SA	4	245
Cyfrowy Polsat SA	6,166	48,038
Develia SA	660	531
*Dino Polska SA	999	64,912
*Dom Development SA	12	477
*Echo Investment SA	256	286
*Enea SA	10,265	22,824
*Eurocash SA	124	479
*Fabryki Mebli Forte SA	32	423
*Famur SA	580	375
*Globe Trade Centre SA	252	464
*Grupa Azoty SA	72	707
*Grupa Kety SA	28	4,545
Grupa Lotos SA	3,211	40,525
*ING Bank Slaski SA	36	1,647
*Inter Cars SA	12	988
*Jastrzebska Spolka Weglowa SA	11,715	93,681
*KGHM Polska Miedz SA	2,727	140,055
LiveChat Software SA	16	528
*Lubelski Wegiel Bogdanka SA	20	121
*mBank SA	1,098	68,099
*Netia SA	192	294
*Neuca SA	4	748
*NEWAG SA	32	219
*Orange Polska SA	17,102	30,760
*PGE Polska Grupa Energetyczna SA	25,832	68,857
*PKP Cargo SA	48	246
Polski Holding Nieruchomosci SA	20	68
Polski Koncern Naftowy ORLEN SA	8,740	153,899
Polskie Gornictwo Naftowe i Gazownictwo SA	31,128	54,056
*Powszechna Kasa Oszczednosci Bank Polski SA	14,590	135,810
*Powszechny Zaklad Ubezpieczen SA	9,413	81,161
*Santander Bank Polska SA	1,337	79,182
*Tauron Polska Energia SA	65,927	58,775
Tim SA	16	120
*VRG SA	292	266
*Warsaw Stock Exchange	24	295
*Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	12	113

TOTAL Poland		1,543,370

QATAR (0.5%)
Aamal Co.	37,156	9,644
Al Khalij Commercial Bank PQSC	6,456	3,848
Al Meera Consumer Goods Co. QSC	288	1,522
Barwa Real Estate Co.	24,794	22,043
Commercial Bank PSQC (The)	11,582	17,177
Doha Bank QPSC	2,356	1,702
*Gulf International Services QSC	13,743	5,926
Gulf Warehousing Co.	708	998
Industries Qatar QSC	12,995	48,111
Masraf Al Rayan QSC	40,395	49,570
Mazaya Real Estate Development QPSC	8,225	2,643
Medicare Group	144	376
Mesaieed Petrochemical Holding Co.	6,160	3,265

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
QATAR, continued
Ooredoo QPSC	1,672	3,265
Qatar Electricity & Water Co. QSC	760	3,590
*Qatar First Bank	428	226
Qatar Fuel QSC	18,000	89,975
Qatar Gas Transport Co., Ltd.	108,651	94,298
Qatar Industrial Manufacturing Co. QSC	360	292
*Qatar Insurance Co. SAQ	2,484	1,718
Qatar International Islamic Bank QSC	1,244	3,160
Qatar Islamic Bank SAQ	43,024	205,608
Qatar Islamic Insurance Group	108	234
Qatar National Bank QPSC	74,285	365,202
Qatar National Cement Co. QSC	252	353
*Salam International Investment, Ltd. QSC	9,298	2,217
United Development Co. QSC	56,659	24,727
Vodafone Qatar QSC	3,240	1,580
Widam Food Co.	124	163

TOTAL Qatar		963,433

ROMANIA (0.0%)
NEPI Rockcastle PLC	12,654	85,218

TOTAL Romania		85,218

RUSSIAN FEDERATION (0.9%)
Etalon Group PLC, Registered, GDR	2,445	3,975
Gazprom PJSC, ADR	53,708	325,256
Globaltrans Investment PLC, GDR	1,938	12,054
*LSR Group PJSC, GDR	3,160	6,510
LUKOIL PJSC, ADR	4,831	370,441
Magnitogorsk Iron & Steel Works PJSC, GDR	1,918	21,673
*Mail.Ru Group, Ltd., GDR	847	18,888
Mobile TeleSystems PJSC, Sponsored ADR	7,200	60,984
Novatek PJSC, GDR	292	52,574
Novolipetsk Steel PJSC, GDR	899	31,591
PhosAgro PJSC, GDR	1,761	32,350
Polyus PJSC, Class G, GDR	749	69,395
Ros Agro PLC, Registered, GDR	1,732	20,403
Rosneft Oil Co. PJSC, GDR	13,152	90,933
Rostelecom PJSC, ADR	1,657	13,670
RusHydro PJSC, ADR	11,233	11,885
Sberbank of Russia PJSC, ADR	27,749	436,769
Severstal PAO, GDR	3,073	72,338
Tatneft PJSC, ADR	3,089	124,363
VTB Bank PJSC, GDR	27,038	35,853
X5 Retail Group NV, GDR	1,587	48,721

TOTAL Russian Federation		1,860,626

SAUDI ARABIA (2.2%)
*Abdul Mohsen Al-Hokair Tourism and Development Co.	48	286
Abdullah Al Othaim Markets Co.	64	2,294
Advanced Petrochemical Co.	164	3,551
Al Babtain Power & Telecommunication Co.	36	383
*Al Hammadi Co. for Development and Investment	422	3,871
*Al Hassan Ghazi Ibrahim Shaker Co.	80	442
Al Jouf Agricultural Development Co.	24	589
*Al Jouf Cement Co.	104	387

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
SAUDI ARABIA, continued
*Al Khaleej Training and Education Co.	36	235
Al Moammar Information Systems Co.	416	11,648
Al Rajhi Bank	19,725	520,200
*Al Rajhi Co. for Co-operative Insurance	556	13,166
Al Yamamah Steel Industries Co.	820	9,271
*AlAbdullatif Industrial Investment Co.	40	218
*Alandalus Property Co.	52	361
Aldrees Petroleum and Transport Services Co.	1,393	23,439
*Al-Etihad Cooperative Insurance Co.	28	176
Alinma Bank	63,863	337,869
Almarai Co. JSC	590	8,464
Arab National Bank	1,008	6,118
Arabian Cement Co.	10,211	114,769
Arabian Centres Co., Ltd.	136	900
Arriyadh Development Co.	786	4,733
*Aseer Trading Tourism & Manufacturing Co.	389	2,504
Astra Industrial Group	72	605
*AXA Cooperative Insurance Co.	696	6,895
*Bank AlBilad	7,330	73,200
*Bank Al-Jazira	57,005	290,642
Banque Saudi Fransi	864	8,985
Bawan Co.	897	8,707
*Bupa Arabia for Cooperative Insurance Co.	88	2,713
City Cement Co.	17,471	145,821
*Co For Cooperative Insurance (The)	559	11,567
Dallah Healthcare Co.	44	747
*Dar Al Arkan Real Estate Development Co.	844	2,332
*Dur Hospitality Co.	269	2,303
Eastern Province Cement Co.	504	6,525
*Emaar Economic City	612	1,749
*Etihad Etisalat Co.	23,861	196,928
Fitaihi Holding Group	40	342
Hail Cement Co.	96	492
Halwani Brothers Co.	420	11,939
Herfy Food Services Co.	995	16,185
Jarir Marketing Co.	3,892	206,530
*Leejam Sports Co. JSC	624	12,313
Maharah Human Resources Co.	626	12,069
*Methanol Chemicals Co.	96	369
*Middle East Healthcare Co.	190	1,900
*Middle East Paper Co.	48	315
*Mobile Telecommunications Co.	640	2,584
*Mouwasat Medical Services Co.	72	3,406
Najran Cement Co.	1,207	7,821
*National Agriculture Development Co. (The)	4,340	47,160
*National Co for Glass Manufacturing (The)	40	389
*National Commercial Bank	46,264	700,727
*National Gas & Industrialization Co.	158	1,555
*National Gypsum	24	205
*National Industrialization Co.	524	2,683
*National Medical Care Co.	744	11,428
National Petrochemical Co.	188	2,434
Northern Region Cement Co.	512	2,411
Qassim Cement Co. (The)	64	1,442
*Rabigh Refining & Petrochemical Co.	296	1,619
Riyad Bank	1,756	12,479
SABIC Agri-Nutrients Co.	300	8,400
Sahara International Petrochemical Co.	572	4,149

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
SAUDI ARABIA, continued
*Saudi Airlines Catering Co.	60	1,221
*Saudi Arabian Mining Co.	15,002	229,224
Saudi Automotive Services Co.	1,130	11,013
Saudi Basic Industries Corp.	11,527	381,149
*Saudi British Bank (The)	20,351	166,874
Saudi Cement Co.	120	2,070
*Saudi Ceramic Co.	220	2,945
*Saudi Chemical Co. Holding	329	3,329
Saudi Co. For Hardware CJSC	623	11,596
Saudi Electricity Co.	12,273	85,090
Saudi Industrial Investment Group	304	2,878
*Saudi Industrial Services Co.	1,587	20,017
Saudi Investment Bank (The)	584	2,918
*Saudi Kayan Petrochemical Co.	1,172	5,688
*Saudi Marketing Co.	813	8,227
*Saudi Printing & Packaging Co.	28	190
*Saudi Public Transport Co.	96	619
*Saudi Re for Cooperative Reinsurance Co.	64	242
*Saudi Real Estate Co.	140	720
*Saudi Research & Marketing Group	52	1,253
Saudi Telecom Co.	11,472	388,508
Saudia Dairy & Foodstuff Co.	24	1,081
Savola Group (The)	16,441	175,147
*Seera Group Holding	236	1,255
Southern Province Cement Co.	3,598	80,881
*Tabuk Cement Co.	230	1,234
*Takween Advanced Industries Co.	56	258
Umm Al-Qura Cement Co.	1,036	8,661
United Electronics Co.	44	1,417
*United International Transportation Co.	2,347	26,755
United Wire Factories Co.	598	5,908
*Yamama Cement Co.	172	1,525
Yanbu Cement Co.	120	1,373
Yanbu National Petrochemical Co.	3,653	71,207
*Zamil Industrial Investment Co.	48	339

TOTAL Saudi Arabia		4,601,751

SOUTH AFRICA (3.9%)
*Absa Group, Ltd.	25,790	217,679
Adcock Ingram Holdings, Ltd.	120	357
Advtech, Ltd.	12,305	11,705
AECI, Ltd.	5,484	38,444
African Rainbow Minerals, Ltd.	2,152	40,216
Afrimat, Ltd.	132	441
Alexander Forbes Group Holdings, Ltd.	1,952	514
Alviva Holdings, Ltd.	168	147
Anglo American Platinum, Ltd.	1,350	184,698
AngloGold Ashanti, Ltd.	16,542	342,299
*Aspen Pharmacare Holdings, Ltd.	14,427	160,604
Astral Foods, Ltd.	5,165	49,181
AVI, Ltd.	1,031	5,041
Balwin Properties, Ltd.	516	155
*Barloworld, Ltd.	14,343	94,565
*Bid Corp., Ltd.	10,074	198,543
Bidvest Group, Ltd. (The)	10,675	123,244
*Blue Label Telecoms, Ltd.	1,032	306
*Capitec Bank Holdings, Ltd.	1,935	198,255

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
SOUTH AFRICA, continued
Cashbuild, Ltd.	32	676
*City Lodge Hotels, Ltd.	804	238
Clicks Group, Ltd.	7,794	130,119
Coronation Fund Managers, Ltd.	9,820	37,385
*Curro Holdings, Ltd.	216	170
*DataTec, Ltd.	376	739
*Dis-Chem Pharmacies, Ltd.	1,175	1,903
*Discovery, Ltd.	14,397	130,995
*Distell Group Holdings, Ltd.	1,610	14,005
DRDGOLD, Ltd.	23,247	23,139
Exxaro Resources, Ltd.	9,348	98,264
*Famous Brands, Ltd.	128	512
FirstRand, Ltd.	91,723	322,698
*Foschini Group, Ltd. (The)	13,956	110,763
Gold Fields, Ltd.	37,032	350,218
*Grindrod, Ltd.	772	252
Harmony Gold Mining Co., Ltd.	20,189	91,945
Hudaco Industries, Ltd.	52	395
Impala Platinum Holdings, Ltd.	28,357	530,744
Imperial Logistics, Ltd.	7,163	23,379
Investec, Ltd.	1,758	6,700
*Invicta Holdings, Ltd.	92	136
Italtile, Ltd.	736	866
JSE, Ltd.	4,663	37,809
*KAP Industrial Holdings, Ltd.	74,227	20,722
Kumba Iron Ore, Ltd.	192	8,713
Lewis Group, Ltd.	132	279
*Liberty Holdings, Ltd.	6,461	25,675
Libstar Holdings, Ltd.	428	206
*Life Healthcare Group Holdings, Ltd.	72,933	95,719
*Long4Life, Ltd.	1,216	350
*Massmart Holdings, Ltd.	3,899	14,448
Metair Investments, Ltd.	320	502
MiX Telematics, Ltd.	556	280
Momentum Metropolitan Holdings	71,789	95,702
Motus Holdings, Ltd.	13,807	86,787
*Mpact, Ltd.	320	495
Mr Price Group, Ltd.	12,055	151,116
*MTN Group	74,349	469,540
MultiChoice Group	14,129	121,534
*Murray & Roberts Holdings, Ltd.	404	280
*Nampak, Ltd.	1,148	244
*Nedbank Group, Ltd.	13,214	134,677
*Netcare, Ltd.	66,228	68,750
*Northam Platinum, Ltd.	11,537	198,803
Oceana Group, Ltd.	2,678	12,776
Old Mutual, Ltd.	186,936	163,001
*Omnia Holdings, Ltd.	4,505	15,837
*Pepkor Holdings, Ltd.	34,076	37,981
Pick n Pay Stores, Ltd.	604	2,253
PSG Group, Ltd.	17,157	88,543
PSG Konsult, Ltd.	816	604
Quantum Foods Holdings, Ltd.	252	105
Raubex Group, Ltd.	316	577
RCL Foods, Ltd.	364	218
Reunert, Ltd.	5,662	18,971
RFG Holdings, Ltd.	272	230
Royal Bafokeng Platinum, Ltd.	13,841	104,946

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
SOUTH AFRICA, continued
Sanlam, Ltd.	64,534	249,195
*Santam, Ltd.	1,419	25,085
*Sappi, Ltd.	34,060	114,688
*Sasol, Ltd.	24,210	407,185
Shoprite Holdings, Ltd.	16,510	164,548
Sibanye Stillwater, Ltd.	119,996	560,133
SPAR Group, Ltd. (The)	13,325	168,506
*Spur Corp., Ltd.	152	200
Standard Bank Group, Ltd.	40,891	332,624
*Steinhoff International Holdings NV	2,256	339
*Sun International, Ltd.	464	483
*Super Group, Ltd.	15,837	30,730
*Telkom SA SOC, Ltd.	17,454	47,174
Tiger Brands, Ltd.	6,437	86,522
*Transaction Capital, Ltd.	24,872	56,387
Truworths International, Ltd.	16,285	54,027
*Tsogo Sun Gaming, Ltd.	832	373
*Tsogo Sun Hotels, Ltd.	1,104	169
Vodacom Group, Ltd.	17,687	153,285
*Wilson Bayly Holmes-Ovcon, Ltd.	112	828
*Woolworths Holdings, Ltd.	18,078	61,259

TOTAL South Africa		8,035,048

SPAIN (0.0%)
*AmRest Holdings SE	3,208	26,754

TOTAL Spain		26,754

TAIWAN (17.8%)
AcBel Polytech, Inc.	187,000	197,156
Accton Technology Corp.	1,000	11,384
Acer, Inc.	4,000	4,912
*Acter Group Corp., Ltd.	1,000	7,160
*A-DATA Technology Co., Ltd.	144,000	623,778
Advantech Co., Ltd.	1,000	12,745
*Aerospace Industrial Development Corp.	3,000	3,227
*Allis Electric Co., Ltd.	1,000	959
*Apex International Co., Ltd.	1,000	2,391
*Ardentec Corp.	1,000	1,690
ASE Technology Holding Co., Ltd.	73,000	308,381
Asia Cement Corp.	160,000	286,113
*Asia Pacific Telecom Co., Ltd.	4,000	1,439
*Asia Vital Components Co., Ltd.	1,000	2,549
Asustek Computer, Inc.	1,000	13,461
*AU Optronics Corp.	658,000	780,894
*AURAS Technology Co., Ltd.	2,000	13,103
Bank of Kaohsiung Co., Ltd.	3,135	1,330
*BES Engineering Corp.	54,000	20,879
*Brighton-Best International Taiwan, Inc.	3,000	4,162
*Capital Securities Corp.	335,000	231,465
Cathay Financial Holding Co., Ltd.	423,000	791,999
*Cathay Real Estate Development Co., Ltd.	1,000	768
Chailease Holding Co., Ltd.	2,000	14,463
Chang Hwa Commercial Bank, Ltd.	8,000	5,126
Chang Wah Electromaterials, Inc.	2,000	2,850
*Chenbro Micom Co., Ltd.	2,000	6,165
*Cheng Loong Corp.	1,000	1,597

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TAIWAN, continued
*Cheng Mei Materials Technology Corp.	2,000	1,020
Cheng Shin Rubber Industry Co., Ltd.	196,000	379,608
*Cheng Uei Precision Industry Co., Ltd.	1,000	1,659
Chicony Electronics Co., Ltd.	1,000	3,025
*China Airlines, Ltd.	440,000	333,942
*China Bills Finance Corp.	2,000	1,185
*China Chemical & Pharmaceutical Co., Ltd.	1,000	870
China Development Financial Holding Corp.	1,758,000	821,319
*China General Plastics Corp.	2,000	3,133
China Life Insurance Co., Ltd.	1,000	949
*China Steel Chemical Corp.	1,000	4,242
China Steel Corp.	798,000	1,122,737
*Chin-Poon Industrial Co., Ltd.	2,000	2,610
Chipbond Technology Corp.	102,000	282,633
*ChipMOS Technologies, Inc.	1,000	1,708
Chroma ATE, Inc.	2,000	13,890
*Chun Yuan Steel Industry Co., Ltd.	1,000	884
*Chung Hung Steel Corp.	471,000	718,312
*Chung Hwa Pulp Corp.	2,000	1,862
Chung-Hsin Electric & Machinery Manufacturing Corp.	148,000	283,464
Chunghwa Telecom Co., Ltd.	72,000	293,846
Compal Electronics, Inc.	22,000	19,690
Compeq Manufacturing Co., Ltd.	2,000	3,104
*Concord Securities Co., Ltd.	2,000	1,371
Concraft Holding Co., Ltd.	3,000	7,088
*Continental Holdings Corp.	1,000	1,035
Coretronic Corp.	2,000	4,389
CTBC Financial Holding Co., Ltd.	690,000	563,205
*CTCI Corp.	2,000	2,828
Da-Li Development Co., Ltd.	1,000	1,110
*Darwin Precisions Corp.	2,000	1,221
*Daxin Materials Corp.	2,000	6,752
*De Licacy Industrial Co., Ltd.	2,000	1,299
Delta Electronics, Inc.	63,000	682,258
*Dimerco Express Corp.	4,000	11,442
*D-Link Corp.	131,000	107,162
*Dyaco International, Inc.	1,000	3,759
*Dynapack International Technology Corp.	1,000	4,224
*E Ink Holdings, Inc.	163,000	387,470
E.Sun Financial Holding Co., Ltd.	470,000	453,460
Eastern Media International Corp.	2,000	1,239
Eclat Textile Co., Ltd.	1,000	19,189
*E-LIFE MALL Corp.	1,000	3,025
*Elite Advanced Laser Corp.	1,000	2,281
Elite Material Co., Ltd.	2,000	12,745
*Elite Semiconductor Microelectronics Technology, Inc.	1,000	6,014
*ENNOSTAR, Inc.	13,000	37,604
*EnTie Commercial Bank Co., Ltd.	2,000	1,088
*Eternal Materials Co., Ltd.	164,000	268,901
Eva Airways Corp.	445,000	301,095
*Evergreen International Storage & Transport Corp.	155,000	135,673
*Evergreen Marine Corp. Taiwan, Ltd.	2,000	5,656
*Everlight Chemical Industrial Corp.	1,000	684
Everlight Electronics Co., Ltd.	22,000	36,505
*Far Eastern Department Stores, Ltd.	1,000	895
*Far Eastern International Bank	4,000	1,597
Far Eastern New Century Corp.	312,000	371,389
Far EasTone Telecommunications Co., Ltd.	119,000	277,339

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TAIWAN, continued
*Faraday Technology Corp.	1,000	2,667
*Federal Corp.	1,000	913
*Feng Hsin Steel Co., Ltd.	1,000	3,161
Feng TAY Enterprise Co., Ltd.	11,000	81,713
First Financial Holding Co., Ltd.	15,000	12,297
*First Steamship Co., Ltd.	152,000	85,433
*Fittech Co., Ltd.	1,000	6,587
FLEXium Interconnect, Inc.	78,000	332,295
*Formosa Advanced Technologies Co., Ltd.	6,000	9,387
Formosa Chemicals & Fibre Corp.	5,000	16,271
Formosa Petrochemical Corp.	82,000	303,834
Formosa Plastics Corp.	183,000	694,447
Foxsemicon Integrated Technology, Inc.	1,000	8,574
Fubon Financial Holding Co., Ltd.	223,000	512,534
*Gamania Digital Entertainment Co., Ltd.	1,000	2,309
*GEM Services, Inc.	2,000	5,742
Getac Technology Corp.	2,000	4,117
Giant Manufacturing Co., Ltd.	1,000	12,745
Gigabyte Technology Co., Ltd.	3,000	13,210
Globalwafers Co., Ltd.	1,000	30,931
Gloria Material Technology Corp.	1,000	759
*Gold Circuit Electronics, Ltd.	1,000	1,965
*Goldsun Building Materials Co., Ltd.	1,000	1,022
*Great Taipei Gas Co., Ltd.	2,000	2,431
*Great Wall Enterprise Co., Ltd.	1,000	2,144
*Greatek Electronics, Inc.	1,000	2,628
*HannsTouch Solution, Inc.	3,000	1,563
*Highwealth Construction Corp.	1,000	1,620
Hiwin Technologies Corp.	1,000	15,215
*Ho Tung Chemical Corp.	161,000	69,742
*Holtek Semiconductor, Inc.	11,000	40,365
Holy Stone Enterprise Co., Ltd.	5,000	24,076
Hon Hai Precision Industry Co., Ltd.	217,000	901,156
*Hsin Kuang Steel Co., Ltd.	1,000	2,882
Hua Nan Financial Holdings Co., Ltd.	13,000	8,843
*Huaku Development Co., Ltd.	1,000	3,394
Hung Sheng Construction, Ltd.	1,600	1,297
*IBF Financial Holdings Co., Ltd.	76,000	48,158
Innolux Corp.	20,000	21,552
International CSRC Investment Holdings Co.	1,000	1,087
Inventec Corp.	5,000	4,860
*ITE Technology, Inc.	4,000	17,327
ITEQ Corp.	1,000	5,281
*KEE TAI Properties Co., Ltd.	2,000	766
*Kenda Rubber Industrial Co., Ltd.	1,000	1,643
King Yuan Electronics Co., Ltd.	103,000	182,526
King’s Town Bank Co., Ltd.	1,000	1,548
*Kinpo Electronics	457,000	293,672
Kung Long Batteries Industrial Co., Ltd.	2,000	10,776
*Kung Sing Engineering Corp.	48,000	20,019
Kuoyang Construction Co., Ltd.	6,545	8,213
*Lealea Enterprise Co., Ltd.	2,000	1,081
*Li Peng Enterprise Co., Ltd.	2,000	1,006
*Lingsen Precision Industries, Ltd.	2,000	1,350
Lite-On Technology Corp.	4,000	9,151
*Longchen Paper & Packaging Co., Ltd.	43,000	44,950
Machvision, Inc.	1,000	10,078
Macronix International	3,000	4,924

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TAIWAN, continued
Makalot Industrial Co., Ltd.	13,975	122,575
MediaTek, Inc.	8,000	339,384
Mega Financial Holding Co., Ltd.	687,000	803,013
*Mercuries & Associates Holding, Ltd.	1,000	841
*Mercuries Life Insurance Co., Ltd.	2,000	737
Merida Industry Co., Ltd.	1,000	11,921
Micro-Star International Co., Ltd.	78,000	515,197
*Mirle Automation Corp.	1,000	1,761
*MOSA Industrial Corp.	1,000	1,794
*Namchow Holdings Co., Ltd.	5,000	10,382
Nan Ya Plastics Corp.	207,000	653,614
Nantex Industry Co., Ltd.	1,000	4,887
Nanya Technology Corp.	127,000	416,468
Nien Made Enterprise Co., Ltd.	1,000	16,182
Novatek Microelectronics Corp.	1,000	22,339
*O-Bank Co., Ltd.	2,000	541
*OptoTech Corp.	284,000	286,206
Orient Semiconductor Electronics, Ltd.	2,000	1,314
*Oriental Union Chemical Corp.	2,000	1,679
*Pan-International Industrial Corp.	2,000	2,911
Pegatron Corp.	74,000	194,981
Pou Chen Corp.	290,000	369,599
*Power Wind Health Industry, Inc.	1,000	5,782
Powertech Technology, Inc.	1,000	3,992
President Chain Store Corp.	1,000	9,702
*President Securities Corp.	2,000	2,141
*Primax Electronics, Ltd.	2,000	4,360
*Prince Housing & Development Corp.	4,000	1,804
Qisda Corp.	3,000	3,909
Quanta Computer, Inc.	70,000	246,590
Radiant Opto-Electronics Corp.	1,000	4,600
*Radium Life Tech Co., Ltd.	2,000	938
Realtek Semiconductor Corp.	1,000	19,046
*Rechi Precision Co., Ltd.	1,000	884
*Rexon Industrial Corp., Ltd.	1,000	3,365
*Rich Development Co., Ltd.	2,000	813
*Ritek Corp.	3,000	1,337
*Roo Hsing Co., Ltd.	2,000	795
Ruentex Development Co., Ltd.	1,000	1,901
Ruentex Industries, Ltd.	4,000	12,201
*Sampo Corp.	31,000	34,681
San Far Property, Ltd.	1,000	596
*Sanyang Motor Co., Ltd.	140,000	162,138
*SDI Corp.	72,000	229,406
Shin Kong Financial Holding Co., Ltd.	47,000	16,994
*Shining Building Business Co., Ltd.	2,000	1,096
*Shinkong Insurance Co., Ltd.	1,000	1,489
Sigurd Microelectronics Corp.	171,000	334,250
Sinbon Electronics Co., Ltd.	1,000	9,308
*Sincere Navigation Corp.	1,000	1,164
Sino-American Silicon Products, Inc., Class A	69,000	482,923
Sinon Corp.	1,000	802
SinoPac Financial Holdings Co., Ltd.	16,000	7,618
Solar Applied Materials Technology Co.	1,140	2,294
*Sonix Technology Co., Ltd.	1,000	3,938
Standard Foods Corp.	1,000	2,037
Sunonwealth Electric Machine Industry Co., Ltd.	6,000	11,363
Supreme Electronics Co., Ltd.	2,000	3,007

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TAIWAN, continued
*Syncmold Enterprise Corp.	3,000	9,645
*Synmosa Biopharma Corp.	1,000	954
Synnex Technology International Corp.	2,000	3,988
*TA Chen Stainless Pipe	2,000	3,437
*Ta Ya Electric Wire & Cable	339,000	418,698
*Taichung Commercial Bank Co., Ltd.	91,000	38,931
TaiDoc Technology Corp.	2,000	12,279
*Taiflex Scientific Co., Ltd.	1,000	2,076
*Tainan Spinning Co., Ltd.	2,000	2,023
Taishin Financial Holding Co., Ltd.	15,000	7,572
*Taisun Enterprise Co., Ltd.	1,000	1,178
*Taita Chemical Co., Ltd.	6,000	10,568
Taiwan Business Bank	9,000	3,286
Taiwan Cement Corp.	204,000	380,496
*Taiwan Cogeneration Corp.	1,000	1,430
Taiwan Cooperative Financial Holding Co., Ltd.	14,000	10,726
Taiwan Fertilizer Co., Ltd.	28,000	61,146
*Taiwan FU Hsing Industrial Co., Ltd.	1,000	1,718
*Taiwan Glass Industry Corp.	2,000	2,424
Taiwan High Speed Rail Corp.	82,000	92,324
Taiwan Hon Chuan Enterprise Co., Ltd.	8,000	22,511
*Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,000	1,054
*Taiwan Land Development Corp.	51,000	12,689
Taiwan Mobile Co., Ltd.	96,000	343,679
Taiwan Paiho, Ltd.	1,000	3,465
Taiwan Sakura Corp.	1,000	2,295
Taiwan Secom Co., Ltd.	1,000	3,422
*Taiwan Semiconductor Co., Ltd.	1,000	2,012
Taiwan Semiconductor Manufacturing Co., Ltd.	510,000	10,954,785
*Taiwan Shin Kong Security Co., Ltd.	2,000	2,775
*Taiwan Styrene Monomer	1,000	784
*Taiwan TEA Corp.	2,000	1,697
*Tatung Co., Ltd.	424,000	409,838
Teco Electric and Machinery Co., Ltd.	28,000	34,984
*Test Research, Inc.	1,000	2,320
*Test Rite International Co., Ltd.	1,000	936
*Ton Yi Industrial Corp.	2,000	1,103
Tong Yang Industry Co., Ltd.	1,000	1,362
Topkey Corp.	2,000	12,602
*TPK Holding Co., Ltd.	1,000	1,940
Tripod Technology Corp.	1,000	4,976
*TSRC Corp.	1,000	1,292
*TTY Biopharm Co., Ltd.	1,000	2,560
Tung Ho Steel Enterprise Corp.	1,000	2,119
*TYC Brother Industrial Co., Ltd.	1,000	886
*Tycoons Group Enterprise	3,000	1,595
*U-Ming Marine Transport Corp.	1,000	2,513
Unimicron Technology Corp.	4,000	16,468
*Union Bank Of Taiwan	4,000	1,718
Uni-President Enterprises Corp.	156,000	419,418
*Unitech Printed Circuit Board Corp.	220,000	170,121
United Microelectronics Corp.	278,000	564,300
*United Renewable Energy Co., Ltd.	4,000	2,041
*Universal Cement Corp.	1,000	934
UPC Technology Corp.	2,000	2,173
*USI Corp.	1,000	1,480
Vanguard International Semiconductor Corp.	131,000	560,430
Ventec International Group Co., Ltd.	2,000	6,730

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TAIWAN, continued
*Visual Photonics Epitaxy Co., Ltd.	1,000	4,189
*Wafer Works Corp.	3,000	6,229
Walsin Lihwa Corp.	4,000	4,368
*Wan Hai Lines, Ltd.	1,000	3,390
*Wei Chuan Foods Corp.	2,000	1,758
Win Semiconductors Corp.	1,000	13,121
Winbond Electronics Corp.	3,000	3,834
*Wisdom Marine Lines Co., Ltd.	2,000	5,069
Wistron Corp.	544,000	636,838
*Wowprime Corp.	2,000	13,389
WPG Holdings, Ltd.	3,000	5,531
*WT Microelectronics Co., Ltd.	1,000	1,965
*XinTec, Inc.	1,000	5,585
Yageo Corp.	1,000	19,439
*Yang Ming Marine Transport Corp.	180,000	514,230
*Yem Chio Co., Ltd.	1,000	682
*YFY, Inc.	231,000	314,252
*Yieh Phui Enterprise Co., Ltd.	4,000	3,107
Yuanta Financial Holding Co., Ltd.	15,000	13,962
*Yulon Finance Corp.	1,000	4,887
*Yulon Motor Co., Ltd.	1,000	1,625
*YungShin Global Holding Corp.	1,000	1,604
Zhen Ding Technology Holding, Ltd.	1,000	3,795
*Zig Sheng Industrial Co., Ltd.	2,000	1,231
*ZillTek Technology Corp.	1,000	11,152
*ZongTai Real Estate Development Co., Ltd.	1,000	1,459

TOTAL Taiwan		36,928,254

THAILAND (2.2%)
Aapico Hitech PCL—NVDR	440	336
Advanced INFO Service PCL—NVDR	28,600	157,064
Advanced Information Technology PCL—NVDR	300	202
AEON Thana Sinsap Thailand PCL—NVDR	100	713
*After You PCL—NVDR	300	101
Airports of Thailand PCL—NVDR	79,100	157,501
AJ Plast PCL—NVDR	200	152
Allianz Ayudhya Capital PCL—NVDR, Class R	200	220
Amata Corp. PCL—NVDR	123,500	68,617
*Ananda Development PCL—NVDR	2,300	164
AP Thailand PCL—NVDR	269,200	74,351
*Asia Aviation PCL—NVDR	4,300	348
Asia Plus Group Holdings PCL—NVDR	3,100	344
Asia Sermkij Leasing PCL—NVDR	300	275
Asian Insulators PCL—NVDR	2,200	223
Asian Sea Corp. PCL—NVDR	300	157
B Grimm Power PCL—NVDR, Class R	13,400	18,397
Bangchak Corp. PCL—NVDR	34,700	28,696
Bangkok Bank PCL—NVDR	14,400	56,190
*Bangkok Chain Hospital PCL—NVDR	1,700	988
Bangkok Dusit Medical Services PCL—NVDR	187,500	130,670
Bangkok Expressway & Metro PCL—NVDR, Class R	182,800	46,966
Bangkok Insurance PCL—NVDR	1,600	13,874
Bangkok Land PCL—NVDR	17,600	610
Bangkok Life Assurance PCL—NVDR	900	723
Banpu PCL—NVDR	270,000	106,656
Banpu Power PCL—NVDR	1,100	639
*Bec World PCL—NVDR	1,100	360

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
THAILAND, continued
Berli Jucker PCL—NVDR	31,700	36,141
*Better World Green PCL—NVDR	6,000	147
BG Container Glass PCL—NVDR, Class R	400	125
Bts Group Holdings PCL—NVDR	208,500	59,930
Bumrungrad Hospital PCL—NVDR	21,000	90,373
Cal-Co. Electronics Thailand PCL—NVDR	4,441	468
Carabao Group PCL—NVDR	700	2,529
Central Pattana PCL—NVDR	51,100	85,748
Central Retail Corp. PCL—NVDR, Class R	43,000	48,334
*CH Karnchang PCL—NVDR	53,200	28,704
Charoen Pokphand Foods PCL—NVDR	114,900	107,012
*Chayo Group PCL—NVDR, Class R	400	198
Chularat Hospital PCL—NVDR	6,100	611
Ck Power PCL—NVDR	3,300	496
Com7 PCL—NVDR	800	1,895
*Country Group Development PCL—NVDR	5,500	140
CP All PCL—NVDR	100,300	201,325
Delta Electronics Thailand PCL—NVDR	6,500	73,898
Dhipaya Insurance PCL—NVDR	800	745
Diamond Building Products PCL—NVDR	700	160
Dynasty Ceramic PCL—NVDR	347,200	35,236
Eastern Polymer Group PCL—NVDR	4,500	1,734
Eastern Power Group PCL—NVDR	600	114
*Eastern Water Resources Development And Management—NVDR	1,000	331
*Ekachai Medical Care PCL—NVDR	700	145
Electricity Generating PCL—NVDR	14,000	79,358
Energy Absolute PCL—NVDR	37,100	72,681
Forth Corp. PCL—NVDR	700	157
Forth Smart Service PCL—NVDR	500	132
Frasers Property Thailand PCL—NVDR, Class R	900	376
GFPT PCL—NVDR	800	295
Global Green Chemicals PCL—NVDR	400	145
Global Power Synergy PCL—NVDR	22,000	51,401
Gunkul Engineering PCL—NVDR	1,054,000	142,169
*Haad Thip PCL—NVDR	100	126
Hana Microelectronics PCL—NVDR	17,800	31,727
Home Product Center PCL—NVDR	159,300	72,136
Humanica PCL—NVDR	400	137
*Ichitan Group PCL—NVDR	800	347
Indorama Ventures PCL—NVDR	43,200	66,595
Intouch Holdings PCL—NVDR	40,600	83,123
IRPC PCL—NVDR	17,700	2,353
*Italian-Thai Development PCL—NVDR	7,800	458
JKN Global Media PCL—NVDR, Class R	500	172
JMT Network Services PCL—NVDR	500	723
*Jubilee Enterprise PCL—NVDR	100	88
*JWD Infologistics PCL—NVDR	700	263
Karmarts PCL—NVDR	900	123
*Kaset Thai International Sugar Corp. PCL—NVDR	2,200	322
Kasikornbank PCL—NVDR	42,900	181,864
Kce Electronics PCL—NVDR	94,600	176,972
Kgi Securities Thailand PCL—NVDR	1,700	281
*Khon Kaen Sugar Industry PCL—NVDR	2,300	301
Kiatnakin Phatra Bank PCL—NVDR	300	561
Krung Thai Bank PCL—NVDR	5,200	1,887
Krungthai Card PCL—NVDR	2,500	6,122
Lalin Property PCL—NVDR	700	232
Land & Houses PCL—NVDR	260,500	72,367

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
THAILAND, continued
*LH Financial Group PCL—NVDR, Class R	5,300	204
*Loxley PCL—NVDR	2,300	163
LPN Development PCL—NVDR	2,000	324
*MBK PCL—NVDR	88,000	39,001
MCS Steel PCL—NVDR	500	230
Mega Lifesciences PCL—NVDR	600	670
*Minor International PCL—NVDR	70,100	67,539
*MK Restaurants Group PCL—NVDR	400	655
*Modernform Group PCL—NVDR	1,400	161
*Mono Next PCL—NVDR	1,200	77
Muangthai Capital PCL—NVDR, Class R	43,300	88,999
*Namyong Terminal PCL—NVDR	800	118
*Netbay PCL—NVDR	100	100
*Noble Development PCL—NVDR	900	260
Northeast Rubber PCL—NVDR, Class R	700	142
Origin Property PCL—NVDR	1,400	414
Osotspa PCL—NVDR	900	1,033
Plan B Media PCL—NVDR	29,500	5,874
*Platinum Group PCL (The)—NVDR	1,500	145
Polyplex Thailand PCL—NVDR	2,500	2,268
*Power Solution Technologies PCL—NVDR	3,600	220
Premier Marketing PCL—NVDR	500	140
Prima Marine PCL—NVDR, Class R	4,700	1,162
*Principal Capital PCL—NVDR	900	138
*Property Perfect PCL—NVDR	10,500	179
Pruksa Holding PCL—NVDR	1,200	493
Ptg Energy PCL—NVDR	1,500	968
PTT Exploration & Production PCL—NVDR	43,200	165,100
PTT Global Chemical PCL—NVDR	66,900	145,563
PTT PCL—NVDR	219,300	281,718
Quality Houses PCL—NVDR	146,600	11,205
Rajthanee Hospital PCL—NVDR	200	202
Ratch Group PCL—NVDR	1,200	1,946
Ratchthani Leasing PCL—NVDR	9,200	1,294
Regional Container Lines PCL—NVDR	1,900	2,273
*Rojana Industrial Park PCL—NVDR	1,000	238
*Rs PCL—NVDR	600	482
S 11 Group PCL—NVDR, Class N	600	143
*Sabina PCL—NVDR	300	206
Sahakol Equipment PCL—NVDR	2,200	151
Sahamitr Pressure Container PCL—NVDR	500	177
*Samart Corp. PCL—NVDR	1,100	371
Sansiri PCL—NVDR	41,900	1,399
*Sappe PCL—NVDR	100	84
SC Asset Corp. PCL—NVDR	2,900	291
Seafco PCL—NVDR	800	123
*Sena Development PCL—NVDR	1,000	148
*Sermsang Power Corp. Co., Ltd.—NVDR, Class R	700	326
Siam Cement PCL (The)—NVDR	14,400	213,659
Siam City Cement PCL—NVDR	200	1,166
Siam Commercial Bank PCL (The)—NVDR	11,300	38,105
Siam Future Development PCL—NVDR	1,700	344
Siam Global House PCL—NVDR	2,195	1,579
Siamgas & Petrochemicals PCL—NVDR	5,400	1,977
Sikarin PCL—NVDR	1,100	290
Singer Thailand PCL	800	1,079
*Singha Estate PCL—NVDR	4,800	324
Sino-Thai Engineering & Construction PCL—NVDR	144,100	67,104

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
THAILAND, continued
Sis Distribution Thailand PCL—NVDR	200	206
SISB PCL—NVDR, Class A	300	95
Snc Former PCL—NVDR	300	142
Somboon Advance Technology PCL—NVDR	500	312
SPCG PCL—NVDR	29,600	18,157
Sri Trang Agro-Industry PCL—NVDR	86,100	130,654
Srisawad Corp. PCL—NVDR	42,000	112,292
*Srisawad Finance PCL—NVDR	200	334
Srivichai Vejvivat PCL—NVDR	500	137
*Star Petroleum Refining PCL—NVDR	2,900	876
*Stars Microelectronics Thailand PCL—NVDR	900	156
Supalai PCL—NVDR	107,400	70,709
*Super Energy Corp. PCL—NVDR, Class A	56,900	1,736
Susco PCL—NVDR	1,000	105
*SVI PCL—NVDR	500	81
Syn MUN Kong Insurance PCL—NVDR	200	241
*Syntec Construction PCL—NVDR	1,800	126
TAC Consumer PCL—NVDR	500	117
Taokaenoi Food & Marketing PCL—NVDR	600	182
Thai Nakarin Hospital PCL—NVDR	100	99
Thai Oil PCL—NVDR	62,900	119,689
*Thai President Foods PCL—NVDR	100	625
Thai Reinsurance PCL—NVDR	3,000	148
*Thai Rubber Latex Group PCL—NVDR	1,800	159
Thai Solar Energy PCL—NVDR	1,200	105
Thai Stanley Electric PCL—NVDR	100	588
Thai Union Group PCL—NVDR	126,500	61,346
Thai Vegetable Oil PCL—NVDR	4,800	5,473
*Thai Wah PCL—NVDR	900	163
Thaifoods Group PCL—NVDR	1,600	265
Thaire Life Assurance PCL—NVDR	800	100
Thaitheparos PCL—NVDR	100	90
Thanachart Capital PCL—NVDR	500	570
Thoresen Thai Agencies PCL—NVDR	60,100	28,180
Tipco Asphalt PCL—NVDR	1,100	714
Tipco Foods PCL—NVDR	400	124
Tisco Financial Group PCL—NVDR	300	891
TKS Technologies PCL—NVDR	400	132
TMB Bank PCL—NVDR	37,600	1,413
TMT Steel PCL—NVDR, Class R	400	159
*TOA Paint Thailand PCL—NVDR	700	776
Total Access Communication PCL—NVDR	1,200	1,262
*TPC Power Holdings Co., Ltd.—NVDR	300	139
TPI Polene PCL—NVDR	9,100	637
TPI Polene Power PCL—NVDR	4,200	588
TQM Corp. PCL—NVDR, Class R	200	774
True Corp. PCL—NVDR	468,400	49,040
*TTCL PCL—NVDR	600	113
TYW PCL—NVDR	2,000	745
*U City PCL—NVDR	5,600	153
Union Auction PCL—NVDR	400	131
*Unique Engineering & Construction PCL—NVDR	1,200	254
United Paper PCL—NVDR, Class R	500	356
*United Power of Asia PCL—NVDR	14,300	161
Univanich Palm Oil PCL—NVDR	900	178
Univentures PCL—NVDR	1,300	165
*Vanachai Group PCL—NVDR	800	208
*Vinythai PCL—NVDR	300	373

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
THAILAND, continued
Wha Corp. PCL—NVDR	517,000	56,121
Wha Utilities And Power PCL—NVDR	1,600	246
Workpoint Entertainment PCL—NVDR	400	238

TOTAL Thailand		4,509,163

TURKEY (0.5%)
*Afyon Cimento Sanayi T A/S	408	187
Akbank T.A.S.	220,046	129,501
Akcansa Cimento A/S	36	79
*Akenerji Elektrik Uretim A/S	224	39
Aksa Akrilik Kimya Sanayii A/S	2,655	5,248
*Aksa Enerji Uretim A/S	232	320
Aksigorta A/S	1,017	930
Alarko Holding A/S	208	241
*Albaraka Turk Katilim Bankasi A/S	1,060	205
Alkim Alkali Kimya A/S	793	1,647
Anadolu Anonim Turk Sigorta Sirketi	324	253
Anadolu EFES Biracilik VE Malt Sanayii A/S	12,282	34,541
Anadolu Hayat Emeklilik A/S	761	829
*Anadolu Isuzu Otomotiv Sanayi VE Ticaret A/S, Class C	44	93
Arcelik A/S	6,638	27,522
Aselsan Elektronik Sanayi VE Ticaret A/S	14,988	27,113
Avivasa Emeklilik VE Hayat A/S	433	962
Aygaz A/S	88	146
*Bagfas Bandirma Gubre Fabrikalari A/S	44	119
*Bera Holding A/S	8,256	32,598
Bim Birlesik Magazalar A/S	10,412	81,619
*Bizim Toptan Satis Magazalari A/S	44	75
*Borusan Mannesmann Boru Sanayi VE Ticaret A/S	48	143
Brisa Bridgestone Sabanci Sanayi VE Ticaret A/S	196	603
*Bursa Cimento Fabrikasi A/S	222	96
Cemtas Celik Makina Sanayi VE Ticaret A/S	517	915
*Cimsa Cimento Sanayi VE Ticaret A/S	80	212
Coca-Cola Icecek A/S	5,435	51,682
Deva Holding A/S	56	206
Dogus Otomotiv Servis VE Ticaret A/S	52	167
EGE Endustri VE Ticaret A/S	17	2,921
Enerjisa Enerji A/S	364	452
*Erbosan Erciyas Boru Sanayii VE Ticaret A/S	16	142
Eregli Demir ve Celik Fabrikalari TAS	29,007	66,606
*Fenerbahce Futbol A/S	48	166
Ford Otomotiv Sanayi A/S	1,591	33,731
*Gentas Genel Metal Sanayi VE Ticaret A/S	108	61
*Global Yatirim Holding A/S	164	70
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	119	663
*Goodyear Lastikleri TAS	1,014	921
Gsd Holding A/S	416	87
*Gubre Fabrikalari TAS	56	409
*Hektas Ticaret TAS	291	288
*IhlA/S Holding A/S	1,533	109
*Is Finansal Kiralama A/S	288	116
Is Yatirim Menkul Degerler A/S	216	400
*Isiklar Enerji VE Yapi Holding A/S	648	79
*Ittifak Holding A.S	424	92
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class D	2,936	2,535
*Kardemir Karabuk Demir Celik Sanayi VE Ticaret A/S, Class A	224	170
Kartonsan Karton Sanayi ve Ticaret A/S	156	959

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
TURKEY, continued
*Kerevitas Gida Sanayi VE Ticaret A/S	156	101
KOC Holding A/S	12,785	28,231
*Kordsa Teknik Tekstil A/S	92	248
*Koza Altin Isletmeleri A/S	68	927
*Kutahya Porselen Sanayi A/S	12	76
Logo Yazilim Sanayi VE Ticaret A/S	259	5,060
*Mavi Giyim Sanayi VE Ticaret A/S, Class B	627	3,273
*Metro Ticari VE Mali Yatirimlar Holding A/S	312	71
*Migros Ticaret A/S	124	543
*MLP Saglik Hizmetleri A/S	1,330	3,920
*Netas Telekomunikasyon A/S	40	118
Nuh Cimento Sanayi A/S	92	628
*Odas Elektrik Uretim VE Sanayi Ticaret A/S	488	145
Otokar Otomotiv Ve Savunma Sanayi A/S	16	668
*Peasus Hava Tasimaciligi A/S	72	639
*Petkim Petrokimya Holding A/S	167,678	135,687
Polisan Holding A/S	156	56
*Reysas Tasimacilik VE Lojistik Ticaret A/S	112	54
*Sarkuysan Elektrolitik Bakir Sanayi VE Ticaret A/S	9,401	17,006
*Sasa Polyester Sanayi A/S	243	1,049
*Sekerbank Turk A/S	820	108
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	164	199
Tat Gida Sanayi A/S	116	135
*Tav Havalimanlari Holding A/S	559	1,451
Tekfen Holding A/S	272	528
*Teknosa Ic VE DIS Ticaret A/S	72	59
Tofas Turk Otomobil Fabrikasi A/S	1,393	5,013
*Turcas Petrol A/S	136	58
*Turk Hava Yollari AO	31,410	46,327
Turk Telekomunikasyon A/S	950	730
Turk Traktor VE Ziraat Makineleri A/S	28	705
Turkcell Iletisim Hizmetleri A/S	40,940	73,269
Turkiye Garanti Bankasi A/S	76,750	66,735
*Turkiye Halk Bankasi A/S	1,040	538
Turkiye Is Bankasi A/S	2,800	1,644
*Turkiye Petrol Rafinerileri A/S	3,109	32,901
Turkiye Sinai Kalkinma Bankasi A/S	2,300	349
Turkiye Sise VE CAM Fabrikalari A/S	37,580	34,036
*Turkiye Vakiflar Bankasi TAO	1,580	652
*Ulker Biskuvi Sanayi A/S	4,543	12,053
*Vestel Elektronik Sanayi VE Ticaret A/S	128	444
Yapi VE Kredi Bankasi A/S	5,264	1,333
Yatas Yatak VE Yorgan Sanayi VE Ticaret A/S	2,258	4,594
*Zorlu Enerji Elektrik Uretim A/S	804	193

TOTAL Turkey		991,822

UKRAINE (0.0%)
Kernel Holding SA	244	3,284

TOTAL Ukraine		3,284

UNITED ARAB EMIRATES (0.2%)
Abu Dhabi Islamic Bank PJSC	3,187	4,191
Aldar Properties PJSC	7,681	7,340
Aramex PJSC	11,025	11,736
*Dana Gas PJSC	70,706	15,919
Dubai Islamic Bank PJSC	3,728	4,516

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares	Fair Value ($)
UNITED ARAB EMIRATES, continued
*Emaar Malls PJSC	4,840	2,425
Emaar Properties PJSC	10,694	10,859
Emirates NBD Bank PJSC	42,438	143,842
Emirates Telecommunications Group Co. PJSC	17,137	98,815
*Eshraq Investments PJSC	9,472	805
First Abu Dhabi Bank PJSC	19,777	76,671
*»Manazel Real Estate PJSC	12,090	1,129

TOTAL United Arab Emirates		378,248

UNITED STATES (0.3%)
Yum China Holdings, Inc.	10,999	692,057

TOTAL United States		692,057

VIETNAM (0.0%)
*LVMC Holdings	88	290

TOTAL Vietnam		290

TOTAL COMMON STOCKS (Cost $197,907,174)		207,287,496

PREFERRED STOCK (0.0%)
PHILIPPINES (0.0%)
»Cebu Air, Inc.	7,265	5,734

TOTAL Philippines		5,734

TOTAL PREFERRED STOCK (Cost $5,680)		5,734

Security Description	Shares or Principal Amount ($)	Fair Value ($)
RIGHTS (0.0%)
GUERNSEY (0.0%)
Etalon Group PLC	2,445	—

TOTAL Guernsey		—

HONG KONG (0.0%)
»Lee’s Pharmaceutical Holdings, Ltd.	5	—

TOTAL Hong Kong		—

KOREA, REPUBLIC OF (0.0%)
Humax Co., Ltd.	10	8
Korea Line Corp.	53	50

TOTAL Korea, Republic Of		58

TAIWAN, PROVINCE OF CHINA (0.0%)
Supreme Electronics Co., Ltd.	211	76

TOTAL Taiwan, Province Of China		76

Dimensional Emerging Core Equity Market ETF

SCHEDULE OF INVESTMENTS

April 30, 2021

(Unaudited)

Security Description	Shares or Principal Amount ($)	Fair Value ($)
THAILAND (0.0%)
Asia Sermkij Leasing PCL	150	55
U City PCL	16,800	81

TOTAL Thailand		136

TURKEY (0.0%)
Hektas Ticaret TAS	144	219
Reysas Tasimacilik ve Lojistik Ticaret A/S	112	44
Teknosa Ic VE DIS Ticaret A/S	72	28

TOTAL Turkey		291

TOTAL RIGHTS (Cost $104)		561

WARRANTS (0.0%)
MALAYSIA (0.0%)
Frontken Corp. BHD	900	—
Scientex BHD	80	26

TOTAL Malaysia		26

THAILAND (0.0%)
Country Group Development PCL	1,100	—
Mbk PCL	3,072	1,066
Noble Development PCL	75	2
RS PCL	120	—
Thaifoods Group PCL	160	—

TOTAL Thailand		1,068

TOTAL WARRANTS (Cost $–)		1,094

TOTAL INVESTMENT SECURITIES (Cost $197,912,958)		207,294,885

SECURITIES LENDING COLLATERAL (0.4%)
@§ The DFA Short Term Investment Fund	71,889	831,760

TOTAL INVESTMENTS — 100.0%		$208,126,645

*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
»	Securities that have generally been fair value factored
@	Security purchase with cash collateral received from Securities on Loan
§	Affiliated Fund
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Special Assessment

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional ETF Trust

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and Chief Investment Officer

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional ETF Trust

Date: July 8, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional ETF Trust

Date: July 8, 2021

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional ETF Trust

Date: July 6, 2021